UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series®

[photo of a hillside - snow-covered mountains in the background]

Semi-annual report for the six months ended June 30, 2011

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors easily identify the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Investing outside the United States (especially in emerging markets and developing countries) may be subject to risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

In this report

Contents

1	Letter to investors

3	Fund results

4	Fund reviews

Investment portfolios

22	Global Discovery FundSM

25	Global Growth FundSM

28	Global Small Capitalization FundSM

32	Growth FundSM

36	International FundSM

39	New World Fund®

43	Blue Chip Income and Growth FundSM

46	Global Growth and Income FundSM

49	Growth-Income FundSM

53	International Growth and Income FundSM

56	Asset Allocation FundSM

60	Global Balanced FundSM

64	Bond FundSM

68	Global Bond FundSM

72	High-Income Bond FundSM

77	Mortgage FundSM

79	U.S. Government/AAA-Rated Securities FundSM

81	Cash Management FundSM

82	Financial statements

Fellow investors:

The past six months demonstrated both the strength and the fragility of global stock markets — and also their unpredictability. There were a number of rallies and declines as investors digested the impacts of the devastating earthquake and tsunami in Japan, the European debt crisis, a potential slowdown in China and the debt ceiling showdown in the U.S.

Despite this roller coaster environment, most developed- and developing-country stock markets recorded gains for the six months ended June 30, 2011, as did all the funds in American Funds Insurance Series that existed through the full period, with the exception of Cash Management Fund. (Our two newest funds — Global Balanced Fund and Mortgage Fund — began operations on May 2, 2011, just as global markets began to decline.)

Developed-country markets were generally stronger for the first half of the year. Surprisingly, four of the five so-called PIIGS countries that are at the root of the European debt crisis — Portugal, Ireland, Italy, Greece and Spain — were among the major contributors to the 5.6% return of the MSCI World Index. Ireland had the index’s best return with a 17.6% gain, followed by France (+16.4%), New Zealand (+16.3%), Spain (+16.2%), Germany (+15.1%), Italy (+11.7%) and Portugal (+10.4%). The last of the PIIGS, Greece, was down 3.6%. The U.S. market, as measured by Standard & Poor’s 500 Composite Index, gained 6.0%. In developing markets, Eastern Europe had the best returns, led by the Czech Republic (+23.7%), Hungary (+22.3%), Poland (+11.4%) and Russia (+10.1%). Indonesia (+13.0%) was the only other country to record a double-digit gain. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested.

Emerging market bonds had the best return of major fixed-income markets. The J.P. Morgan Emerging Markets Bond Index Plus gained 5.03%. Trailing slightly were U.S. corporate high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, which gained 4.98%. U.S. investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Index, rose 2.7%, while the Barclays Capital Global Aggregate Index gained 4.4%. All fixed-income and equity indexes are unmanaged. The Federal Reserve kept its target for the federal funds rate at 0% to 0.25%, unchanged since December 2008. The yield on the benchmark 10-year U.S. Treasury note fell below 3% for the first time in more than six months before rebounding to 3.18%, down 12 basis points from its year-end level.

The European debt crisis remains at the top of problems that need resolution. The latest round of austerity measures imposed by the Greek government in June switched attention to other PIIGS countries, all of which have approved their own austerity measures yet still face the possibility of some kind of restructuring of their debt. European authorities need to stay on top of the situation to contain potential further crisis.

The U.S. has its own debt problems, having hit the “debt ceiling” of government borrowing. Fortunately, an unprecedented situation of near-default was averted when Congress passed a bill that included some spending cuts and an increase in the debt ceiling.  Despite this, Standard & Poor’s cut the U.S. bond rating a notch, for the first time in history, reflecting their concern over the future trajectory of debt.

Despite these uncertainties, we believe that cautious optimism is warranted. Many Japanese companies whose facilities were destroyed or damaged in the earthquake and tsunami in March are well on the way to restoring full production, if they have not already. Nissan was reported to be close to full output in June, and Honda and Toyota were expected to be back to normal by July. Elsewhere in Asia, fears that the Chinese government’s efforts to curb inflation might slow the country’s growth proved largely unfounded, with second quarter growth at 9.5% over the previous year, not far off the first quarter’s pace.

While these macro issues have discouraged investors during recent months, and may well do so again in the future, it’s worth noting that, on an individual-company level, many businesses around the world have stronger balance sheets than they have had for a long time and have good prospects for future earnings.

As we noted six months ago, short-term financial market disruptions are inevitable. However, we believe that the rigorous examination of company fundamentals that we undertake before investing can lead to investments that have the potential to withstand external pressures and produce good long-term results. A long-term approach is the cornerstone of our investment process and we encourage investors to not be distracted by daily headlines.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton

James K. Dunton
Vice Chairman of the Board

/s/ Donald D. O’Neal

Donald D. O’Neal
President

August 10, 2011

[Begin Sidebar]
We are pleased to offer two new funds in American Funds Insurance Series:

Global Balanced Fund is the first American Funds Insurance Series fund to invest in stocks and bonds globally. It aims to provide long-term growth of capital, conservation of principal and current income from investments around the world, including developing countries.

Mortgage Fund seeks to provide current income and preservation of capital primarily from investments in high-quality, mortgage-related securities.
[End Sidebar]

Total returns for periods ended June 30, 2011

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense
		6 months	1 year	5 years	10 years	Lifetime	ratios

Global Discovery Fund	Class 1	5.70%	28.85%	5.56%	—	5.25%		.61%
(since 7/5/01)	Class 2	5.64	28.51	5.30	—	4.99	.86

Global Growth Fund	Class 1	5.23	31.30	6.31	7.37%	9.53	.56
(since 4/30/97)	Class 2	5.12	31.04	6.06	7.11	9.26	.81

Global Small Capitalization Fund	Class 1	0.66	29.13	5.18	9.50	10.79	.75
(since 4/30/98)	Class 2	0.53	28.81	4.91	9.23	10.52	1.00

Growth Fund	Class 1	6.11	33.40	3.76	4.18	12.65	.34
(since 2/8/84)	Class 2	5.99	33.06	3.50	3.92	12.34	.59
	Class 3	6.02	33.13	3.57	4.00	12.44	.52

International Fund	Class 1	4.54	29.47	4.84	7.40	9.12	.53
(since 5/1/90)	Class 2	4.45	29.14	4.59	7.13	8.84	.78
	Class 3	4.50	29.23	4.66	7.21	8.92	.71

New World Fund	Class 1	1.18	26.08	10.87	12.79	10.86	.80
(since 6/17/99)	Class 2	1.10	25.80	10.59	12.50	10.59	1.05

Blue Chip Income and Growth Fund	Class 1	3.80	25.86	1.89	—	2.68	.44
(since 7/5/01)	Class 2	3.68	25.50	1.63	—	2.42	.69

Global Growth and Income Fund	Class 1	3.25	26.74	4.42	—	3.47	.61
(since 5/1/06)	Class 2	3.12	26.38	4.17	—	3.22	.86

Growth-Income Fund	Class 1	4.61	28.32	2.29	3.86	10.94	.29
(since 2/8/84)	Class 2	4.50	27.99	2.03	3.60	10.63	.54
	Class 3	4.52	28.04	2.10	3.67	10.74	.47

International Growth and Income Fund	Class 1	3.69	27.58	—	—	22.67	.74
(since 11/18/08)	Class 2	3.56	27.26	—	—	22.35	.99

Asset Allocation Fund	Class 1	5.53	25.31	3.98	4.97	8.18	.31
(since 8/1/89)	Class 2	5.34	24.99	3.71	4.71	7.89	.57
	Class 3	5.38	25.10	3.79	4.78	7.98	.50

Global Balanced Fund	Class 1	—	—	—	—	–2.50	1.72	2
(since 5/2/11)	Class 2	—	—	—	—	–2.50	1.97	2

Bond Fund	Class 1	2.66	4.59	4.26	5.08	5.43	.38
(since 1/2/96)	Class 2	2.54	4.37	4.00	4.82	5.17	.63

Global Bond Fund	Class 1	4.46	10.81	—	—	7.52	.57
(since 10/4/06)	Class 2	4.35	10.60	—	—	7.26	.83

High-Income Bond Fund	Class 1	4.73	16.30	6.98	7.90	9.72	.48
(since 2/8/84)	Class 2	4.65	16.00	6.70	7.63	9.37	.73
	Class 3	4.60	16.07	6.78	7.70	9.53	.66

Mortgage Fund	Class 1	—	—	—	—	0.90	1.44	2
(since 5/2/11)	Class 2	—	—	—	—	0.90	1.69	2

U.S. Government/AAA-RatedSecurities Fund	Class 1	2.19	2.61	6.06	5.19	6.78	.39
(since 12/2/85)	Class 2	2.00	2.32	5.78	4.93	6.47	.64
	Class 3	1.98	2.41	5.85	5.00	6.59	.57

Cash Management Fund3	Class 1	–0.09	–0.18	1.86	1.86	4.35	.33
(since 2/8/84)	Class 2	–0.27	–0.44	1.59	1.61	4.05	.58
	Class 3	–0.09	–0.26	1.69	1.69	4.17	.51

Expense ratios are as of December 31, 2010, the funds’ most recent fiscal year-end. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

1Lifetime cumulative return from fund inception.
2Based on estimated amounts for the current fiscal year.

3As of June 30, 2011, Cash Management Fund’s annualized seven-day SEC yield was –0.23% for Class 1 shares; –0.49% for Class 2 shares; and –0.42% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Discovery Fund gained 5.6% for the six months ended June 30, 2011, while the S&P 500 rose 6.0% and the Global Service and Information Index increased 4.7%. The fund’s peer group, as measured by the Lipper Multi-Cap Growth Funds Index, rose 6.8%.

Biotechnology and pharmaceutical companies were among the strongest contributors to the fund’s result, while financials and airlines were among the weaker industries, the latter hurt by rising oil prices caused by unrest in North Africa and the Middle East.

The European debt crisis and concerns about slowing growth in India and China hurt many holdings outside the U.S., which comprised about a third of the portfolio at June 30.

The fund’s 11.9% cash position also proved a drag in the rising U.S. market, but it reflects our cautionary outlook for the near term, with many countries around the world struggling to resolve structural problems. Despite these difficulties, we are confident about the long-term prospects for investments outside the United States.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

The Americas	55.4%
Short-term securities & other assets less liabilities	11.9%
Asia/Pacific Basin	15.7%
Europe	15.7%
Other regions	1.3%
[end pie chart]

Country diversification	(percent of net assets)

The Americas
United States	54.2%
Other	1.2
55.4

Asia/Pacific Basin
China	7.7
Hong Kong	1.6
India	1.5
Taiwan	1.3
Malaysia	1.1
Japan	1.0
Other	1.5
15.7

Europe
Ireland	3.9
United Kingdom	3.9
Germany	1.7
Finland	1.7
Russia	1.0
Netherlands	1.0
Other	2.5
15.7

Other regions
Israel	1.3

Short-term securities & other
assets less liabilities	11.9

Total	100.0%

Objective: To provide long-term growth of capital. Current income is a secondary consideration.

Special characteristics: Invests in companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper index include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth Fund rose 5.1% for the six months ended June 30, 2011, compared with a 5.6% gain for its benchmark, the MSCI World Index.

A flight to quality and a rebound effect both hurt and helped the fund’s return. Investors generally favored less risky areas, hurting returns in some developing countries that had been strong contributors to the fund in recent years, including South Africa, India and Mexico.

The fund’s best holdings were stocks that had bounced back in the past year, including two U.S. health care companies and a financial company. A South Korean auto parts manufacturer and a U.S. engineering company rounded out the top five.

The rebound effect was also seen in Europe, where Spain’s stock market recovered from a 21.1% loss in 2010 to post a 16.2% gain, despite the country’s debt problems and negative headlines. Holdings in Norway and Belgium were also significant contributors to the fund.

Although the global investment environment remains uncertain, the fund’s portfolio counselors and investment analysts continue to find companies that they believe offer attractive opportunities over the long term.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

The Americas	44.6%
Short-term securities & other assets less liabilities	5.0%
Europe	28.9%
Asia/Pacific Basin	19.2%
Other regions	2.3%
[end pie chart]

Country diversification	(percent of net assets)

The Americas
United States	38.6%
Canada	2.7
Mexico	2.6
Brazil	.7
44.6

Europe
United Kingdom	6.4
France	5.9
Switzerland	3.9
Germany	3.0
Netherlands	2.7
Denmark	2.7
Belgium	1.5
Other	2.8
28.9

Asia/Pacific Basin
Japan	7.6
China	3.8
Australia	2.1
South Korea	1.6
India	1.3
Hong Kong	1.2
Other	1.6
19.2

Other regions
South Africa	2.3

Short-term securities & other
assets less liabilities	5.0

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 0.5% for the six months ended June 30, 2011. Its benchmark, the MSCI All Country World Small Cap Index, rose 4.7%, while the fund’s peer group, the Lipper Global Small-Cap Funds Average, gained 4.2%.

Reflecting continued caution about the global economic uncertainty, the fund’s portfolio counselors maintained a relatively large cash position during the period, though it was down to 8.6% at June 30, compared with 11.8% at year-end.

Emerging and developing markets, which make up a significant portion of the fund’s portfolio, were generally weak. China and India were both affected by concerns about rising inflation.

There were some bright spots in emerging market and developing countries, however. Two of the portfolio’s best results came from holdings in Hong Kong companies that operate casinos in Macau. On a country basis, the fund’s strongest returns came from holdings in Ireland, Malaysia and Hong Kong.

Despite the uncertain near-term outlook, the portfolio counselors remain confident about the long-term prospects for smaller companies around the world.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

The Americas	39.0%
Short-term securities & other assets less liabilities	8.6%
Asia/Pacific Basin	32.2%
Europe	19.8%
Other regions	.4%
[end pie chart]

Country diversification	(percent of net assets)

The Americas
United States	32.0%
Canada	4.2
Brazil	2.3
Other	.5
39.0

Asia/Pacific Basin
China	8.7
Hong Kong	6.2
South Korea	3.7
India	3.3
Singapore	3.1
Philippines	2.0
Australia	1.6
Thailand	1.6
Other	2.0
32.2

Europe
United Kingdom	9.4
Germany	2.2
Ireland	1.5
Sweden	1.5
Greece	1.2
Other	4.0
19.8

Other regions
Other	.4

Short-term securities & other
assets less liabilities	8.6

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Normally invests at least 80% of assets in stocks of companies around the world with a market capitalization of $3.5 billion or less.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper average include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth Fund gained 5.99% for the six months ended June 30, 2011, slightly behind the 6.01% return of the S&P 500.

Consumer discretionary, the fund’s largest sector during the period, contributed some of the highest returns. Two U.S.-based gaming companies with operations in Macau — which had the best returns in 2010 — were again among the top contributors. Some restaurant companies and retailers were also strong.

Holdings in health care, particularly biotechnology companies and health care providers, also made a significant contribution to results. Weaker sectors for the fund included materials and energy — where the fund trimmed holdings during the period — and telecommunication services and financials.

The fund’s portfolio counselors expect a slow, gradual global recovery. With market volatility likely to be an issue for the foreseeable future, our emphasis on in-depth research to identify attractive companies could be fruitful. One current area of focus is in companies such as mining equipment manufacturers and chemical suppliers that sell products and services to businesses involved in the global expansion.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Energy	13.8%
Information technology	14.0%
Consumer discretionary	19.2%
Short-term securities & other assets less liabilities	4.9%
Financials	13.7%
Health care	10.2%
Other industries	23.9%
Other securities	.3%
[end pie chart]

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Fund gained 4.5% for the six months ended June 30, 2011. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, rose 4.1%.

Rising commodity prices and inflation fears hurt returns in many developing-market countries, particularly China and India. The Japan earthquake and tsunami and the ongoing European debt crisis further eroded investor confidence.

In this environment, investors favored construction and engineering companies that benefit from industrial and infrastructure spending, which remain robust in many areas. Two such companies, in Germany and South Korea, were among the strongest contributors to the fund’s return.

Areas of weakness included some financial companies, which were hurt by their association with the European problems, and information technology holdings that were hit by lower demand for personal computers.

The fund’s portfolio counselors expect that market volatility will continue for some time, but it will not hinder their ability to identify attractive long-term investment opportunities.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Europe	54.2%
Short-term securities & other assets less liabilities	4.3%
Asia/Pacific Basin	34.2%
The Americas	3.9%
Other regions	3.4%
[end pie chart]

Country diversification	(percent of net assets)

Europe
United Kingdom	11.9%
Germany	9.2
France	8.8
Switzerland	7.6
Sweden	2.6
Italy	2.4
Austria	1.9
Ireland	1.9
Belgium	1.6
Russia	1.5
Spain	1.5
Other	3.3
54.2

Asia/Pacific Basin
Japan	9.4
China	7.2
South Korea	4.2
Hong Kong	3.8
India	3.6
Taiwan	2.3
Other	3.7
34.2

The Americas
Mexico	2.0
Brazil	1.9
3.9

Other regions
South Africa	2.0
Israel	1.4
3.4

Short-term securities & other
assets less liabilities	4.3

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

New World Fund gained 1.1% for the six months ended June 30, 2011. The MSCI ACWI (All Country World Index) gained 5.0% and the MSCI Emerging Markets Index rose 1.0%.

Developing-market stocks slid during the period as inflationary pressures rose in some countries, especially in Asia, and tighter monetary policies began to have an impact on economic growth.

Some of the portfolio’s best returns came in the consumer discretionary sector, particularly from companies involved in hotels, restaurants and leisure, suggesting that the growing middle class in developing markets is still exercising its new-found affluence. Holdings in consumer staples, the fund’s largest sector, were generally weak with beverage companies down the most.

On a country basis, the portfolio’s strongest returns came from companies based in Indonesia and Germany, while holdings in Oman, Greece and India were the weakest.

Given the ongoing economic uncertainty in both developed and developing markets, the fund’s flexibility to invest globally in all markets should continue to provide good long-term opportunities.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Asia/Pacific Basin	34.3%
Short-term securities & other assets less liabilities	8.3%
Europe	28.0%
The Americas	23.5%
Other regions	5.9%
[end pie chart]

Country diversification	(percent of net assets)

Asia/Pacific Basin
China	8.4%
India	5.9
Japan	4.3
Australia	3.6
Indonesia	3.6
Hong Kong	1.9
South Korea	1.9
Malaysia	1.1
Other	3.6
34.3

Europe
United Kingdom	5.2
Russia	4.3
Germany	3.3
Switzerland	3.1
France	2.1
Denmark	1.5
Turkey	1.4
Poland	1.1
Other	6.0
28.0

The Americas
United States	8.1
Brazil	6.5
Mexico	5.6
Other	3.3
23.5

Other regions
South Africa	4.9
Other	1.0
5.9

Short-term securities & other
assets less liabilities	8.3

Total	100.0%

Objective: To provide long-term capital appreciation.

Special characteristics: At least 35% of assets will be invested in stocks and bonds of issuers in developing countries. The fund also invests in stocks of companies with significant ties to the developing world, and up to 25% of assets in bonds offering exposure to developing countries.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund rose 3.7% for the six months ended June 30, 2011, while its benchmark index, the S&P 500, was up 6.0%.

The fund’s holdings in defensive sectors such as consumer staples, health care, energy and utilities had the best returns during the period as investors sought safer havens in response to fears of slowing growth in the U.S., Europe and developing markets. Energy companies, which made up almost 10% of the portfolio at June 30, benefited from rising oil prices caused by unrest in North Africa and the Middle East.

Holdings in information technology, the fund’s largest sector at the beginning of the period, were generally down. One factor was lower sales of personal computers. The fund’s portfolio counselors took advantage of weakness in consumer spending to add to holdings in the consumer discretionary sector.

Looking ahead, we expect the U.S. economy to maintain a slow recovery and are confident that high-quality, dividend-paying companies in which the fund invests will provide attractive opportunities.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Consumer staples	10.8%
Industrials	13.1%
Information technology	20.3%
Short-term securities & other assets less liabilities	6.1%
Financials	10.1%
Health care	9.6%
Other industries	29.0%
Other securities	1.0%
[end pie chart]

Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Special characteristics: The fund invests primarily in dividend-paying stocks of larger, established U.S. companies. Up to 10% of assets may be invested in stocks of larger companies outside the United States that are listed or traded in the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 3.1% for the six months ended June 30, 2011, compared with a 5.6% gain in the MSCI World Index. The MSCI ACWI (All Country World Index), which is a more appropriate benchmark for the fund because it includes emerging and developing market countries, rose 5.0%.

Defensive sectors such as utilities, consumer staples and health care provided some of the fund’s best returns for the first six months of 2011. On a country basis, the strongest returns came from holdings in Hong Kong, Germany and China.

Two leading gold mining companies that had contributed strong results in 2010 were among the weakest holdings for this period. The fund’s cash position, which proved a drag in the rising market last year, was just 3.5% at June 30, significantly lower than a year ago and well below its historical average.

The fund’s portfolio counselors are pleased with the fund’s longer term results and thank all investors for their support. As global uncertainty lingers, we remain confident that the fund’s focus on dividend-paying companies around the world can continue to grow investors’ capital.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

The Americas	49.6%
Bonds, short-term securities & other assets less liabilities	4.7%
Europe	22.8%
Asia/Pacific Basin	21.3%
Other regions	1.6%
[begin pie chart]

Country diversification	(percent of net assets)

The Americas
United States	43.5%
Canada	5.7
Mexico	.4
49.6

Europe
United Kingdom	8.3
France	5.6
Netherlands	2.0
Switzerland	1.9
Germany	1.4
Italy	1.2
Portugal	1.1
Other	1.3
22.8

Asia/Pacific Basin
China	5.1
Australia	4.7
Japan	3.6
Singapore	1.7
Taiwan	1.6
Hong Kong	1.3
Thailand	1.0
South Korea	1.0
Other	1.3
21.3

Other regions
South Africa	1.4
Israel	.2
1.6

Bonds, short-term securities & other
assets less liabilities	4.7

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth-Income Fund gained 4.5% for the six months ended June 30, 2011, compared with a 6.0% gain by its benchmark index, the S&P 500.

The global economic recovery slowed in the period, constrained by weak economic news, the devastating earthquake and tsunami in Japan, and the ongoing debt crisis in parts of Europe.

Some of the fund’s holdings in information technology, by far its largest sector, were affected by the situation in Japan, which caused a shortage of essential parts. However, many component manufacturers have relocated and expect to restore output soon.

Although tensions persist in North Africa and the Middle East, there are reasons to be optimistic about the global outlook in the coming months: The European community is continuing to work on a resolution to Greece’s debt problems, Japan’s recovery is well underway and China has had some success in curbing inflation. We are confident that the improving environment will provide opportunities for the fund in the second half of the year.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Industrials	13.4%
Consumer discretionary	13.8%
Information technology	20.4%
Short-term securities & other assets less liabilities	6.2%
Energy	10.2%
Health care	9.4%
Other industries	26.2%
Other securities	.4%
[end pie chart]

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Growth and Income Fund gained 3.6% for the six months ended June 30, 2011, while the MSCI World ex USA Index rose 5.1%.

After four months of solid gains in most world markets, concerns about slowing economic growth in China and the U.S. and worries about Greek debt problems put a dampener on investor sentiment in May and early June. The financials sector, particularly European banks, bore the brunt of the lost confidence.

As a result, investors turned to low-risk defensive industries such as consumer staples, pharmaceutical companies and utilities, and some of the fund’s strongest returns came from these areas. Stocks recovered somewhat toward the end of June after the Greek government approved stringent new austerity measures to avoid bankruptcy.

Looking ahead, the fund’s portfolio counselors see continued opportunity for long-term investors in developing markets such as China and India, where stocks have been sold off in recent months, and in some European banks which, despite underlying strength, are likely to remain out of favor until the debt problems in southern Europe are resolved.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Europe	53.4%
Short-term securities & other assets less liabilities	5.8%
Asia/Pacific Basin	31.9%
The Americas	8.4%
Other regions	.5%
[end pie chart]

Country diversification	(percent of net assets)

Europe
United Kingdom	18.0%
Germany	6.8
France	6.4
Sweden	4.0
Ireland	3.7
Spain	2.8
Switzerland	2.7
Greece	2.3
Finland	1.5
Russia	1.4
Other	3.8
53.4

Asia/Pacific Basin
Taiwan	7.8
China	5.3
Japan	4.7
Hong Kong	4.4
Australia	3.6
Singapore	3.5
South Korea	1.3
Other	1.3
31.9

The Americas
United States	4.6
Canada	2.1
Mexico	1.1
Brazil	.6
8.4

Other regions
Israel	.5

Short-term securities & other
assets less liabilities	5.8

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including emerging market and developing countries. The fund focuses on companies with strong earnings that pay dividends.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Asset Allocation Fund gained 5.3% for the six months ended June 30, 2011. Its benchmark indexes, the S&P 500 for stocks and the Barclays Capital U.S. Aggregate Index for bonds, rose 6.0% and 2.7%, respectively.

While interest rates remain low, the fund’s portfolio counselors continue to favor equities, which accounted for nearly 74% of the portfolio at June 30. Fixed-income holdings comprised about 21%, slightly higher than at year-end but still close to the historical low.

The emphasis on stocks was the major factor in the fund’s return. On a sector basis, the strongest returns came from holdings in health care, utilities and consumer staples. The fund’s weakest sectors were information technology and financials.

The fund’s portfolio counselors strive to provide equity-like returns while taking lower risk. They believe that the fund’s diversified portfolio of predominantly blue chip U.S. companies can allow them to continue to achieve that goal for the foreseeable future.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Common stocks	73.9%
Other bonds	.3%
Short-term securities & other assets less liabilities	4.9%
Corporate bonds	7.9%
Bonds & notes of U.S. government & government agencies	6.6%
Mortgage-backed obligations	6.4%
[end pie chart]

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Balanced Fund began operations on May 2, 2011. Through June 30, the end of the reporting period, the fund declined 2.5%. The MSCI ACWI (All Country World Index), which measures global stocks, fell 3.8% over the same period and the Barclays Capital Global Aggregate Index, a measure of investment-grade bonds, declined 0.2%. The 60/40 MSCI/Barclays Capital Index* lost 2.4% for the period.

The fund’s launch coincided with the end of a broad rally that had seen most major developed and developing markets achieve strong gains for several months. Stocks began to turn down in May amid concerns about slowing growth in China, the United States and Europe, and renewed uncertainty about Greece’s ability to resolve its debt problems.

As a result, the fund’s portfolio counselors invested assets slowly in companies with strong balance sheets that they believe can withstand a period of sluggish economic growth. The fund has very little exposure to companies in the financials sector, which has been hurt the most by the European debt crisis. The portfolio counselors’ wary approach resulted in a sizable cash position, which helped as most major markets were down in May and early June.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

U.S. common stocks	19.5%
Common stocks of issuers outside the U.S.	28.7%
Short-term securities & other assets less liabilities	20.1%
Bonds & notes of governments & government agencies outside the U.S.	17.3%
Corporate bonds & notes	7.1%
Bonds & notes of U.S. government	3.8%
Mortgage-backed obligations	3.5%
[end pie chart]

Five largest sectors in common stock holdings	(percent of net assets)

Industrials	6.9%
Information technology	5.8
Consumer discretionary	5.7
Financials	5.5
Consumer staples	5.4

Currency diversification		(percent of net assets)

	Common stocks	Bonds & notes	Total

U.S. dollars	20.4%	13.5%	33.9%
Euros	6.1	5.3	11.4
British pounds	4.6	.4	5.0
Japanese yen	1.5	2.4	3.9
Canadian dollars	2.8	.9	3.7
Singapore dollars	1.5	1.2	2.7
Swiss francs	2.5	—	2.5
Swedish kronor	.7	1.7	2.4
Mexican pesos	1.0	1.4	2.4
Hong Kong dollars	2.1	—	2.1
Other currencies	5.0	4.9	9.9
Short-term securities			23.4
Forward currency contracts			(.3)
Other assets less liabilities			(3.0)
			100.0%

Objective: The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Special characteristics: Invests in stocks and bonds around the world, including emerging market and developing countries. Typically, stocks will account for at least 45% of assets and bonds for at least 30% of assets.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

*The 60/40 MSCI/Barclays Capital Index blends the MSCI ACWI (All Country World Index) with the Barclays Capital Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Bond Fund gained 2.5% for the six months ended June 30, 2011, slightly behind the 2.7% return of the Barclays Capital U.S. Aggregate Index.

All sectors of the bond market were positive for the period. Commercial mortgage-backed securities and some corporate bonds, particularly those issued by financial companies, were the strongest contributors to the fund’s return through April. The U.S. economic recovery began to slow in May due to disappointing economic numbers and new worries about the European debt crisis.

During the past couple of years, the fund’s portfolio counselors have gradually reduced holdings in high-yield bonds to historically low levels. As this segment of the market becomes weaker, the portfolio counselors may be looking for opportunities to add some higher yielding securities back to the portfolio.

The current uncertain environment highlights the key benefits of a diversified bond portfolio: income and stability. Bond Fund’s portfolio counselors continue to focus on these goals while paying close attention to risk.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

U.S. Treasury	25.2%
Mortgage-backed obligations	33.7%
Other bonds	.4%
Other securities	.3%
Short-term securities & other assets less liabilities	5.8%
Corporate bonds	23.5%
Bonds & notes of governments & government agencies outside the U.S.	6.6%
Bonds & notes of U.S. government agencies	4.5%
[end pie chart]

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Bond Fund gained 4.3% for the six months ended June 30, 2011. The fund’s benchmark index, the Barclays Capital Global Aggregate Index, rose 4.4%, while the fund’s peer group, as measured by the Lipper Global Income Funds Average, gained 3.7%.

Commodity-exporting countries continued to benefit from rising prices until fears of a global economic slowdown began to take hold in the latter half of the period.

As a result, commodity prices began to fall from their record highs, bringing down their associated currencies. Nonetheless, investments in several commodity-rich countries, including Brazil and Australia, contributed to the fund’s return.

Looking ahead, the fund’s portfolio counselors believe there are attractive opportunities in European corporate bonds, particularly in the financials sector, and in emerging markets. However, with bond yields generally low, they caution that returns are likely to be moderate for some time.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Bonds & notes of governments & government agencies outside the U.S.	53.7%
Municipal bonds	.1%
Other securities	.1%
Short-term securities & other assets less liabilities	6.2%
Corporate bonds	18.4%
Bonds & notes of U.S. government & government agencies	11.8%
Mortgage- and asset-backed obligations	9.7%
[end pie chart]

Currency weighting (after hedging) by country	(percent of net assets)

Country
United States1	46.1%
Japan	14.9
EMU2	14.8
Poland	2.9
Malaysia	2.5
South Korea	2.5
Mexico	2.2
Singapore	2.1
Canada	2.0
United Kingdom	1.7
Sweden	1.5
Australia	1.3
Israel	.8
Hungary	.7
Colombia	.7
Turkey	.6
Denmark	.6
Norway	.6
Indonesia	.4
South Africa	.4
Philippines	.3
Thailand	.3
Brazil	.1
Total	100.0%

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Special characteristics: Invests in government and corporate bonds issued in both developed and developing countries. Investment decisions consider a bond’s potential for appreciation and currency gains as well as yield. Up to 35% of assets may be invested in lower rated bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper average include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

1Includes U.S. dollar-denominated debt of other countries, totaling 8.6%.

2European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.6% for the six months ended June 30, 2011, trailing the 5.0% increase of its benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index.

The high-yield bond market was strong for most of the period before weakening in June, along with equity markets, on concerns about slowing growth in the United States and overseas. Spreads narrowed in the first few months but began to widen in early May as investors moved to Treasuries and other lower risk options.

Holdings in technology companies and retailers were among the main contributors to the fund’s result for the six months. Financials, including banks and insurance companies, did well through May before turning down in June.

The recent market weakness presents opportunities for the fund’s portfolio counselors to take advantage of attractively priced bonds. However, after several years in which high-yield returns surpassed those of most other asset classes, investors should be prepared for periods of more modest results.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Corporate bonds	91.8%
Short-term securities & other assets less liabilities	4.5%
Other bonds	.5%
Other securities	.5%
Equity securities	2.7%
[end pie chart]

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Mortgage Fund gained 0.9% in the almost two-month period from its inception on May 2 to June 30, 2011. Its benchmark index, the Barclays Capital U.S. Mortgage-Backed Securities Index, rose 1.2% over the same period.

Prime mortgage rates have recently fallen to around 4.8%; however, these low rates are not resulting in more refinancing activity because underwriting standards are much tougher and many borrowers do not have enough equity in their home to qualify for a traditional refinance.

The mortgage market has adjusted to this new environment, and mortgage bond prices now imply a very slow recovery in housing and also low mortgage prepayments for the next few years.

The fund is positioned predominately in lower coupon agency mortgages to seek to take advantage of opportunities presented by the markets due to the ending of quantitative easing by the Federal Reserve and the expected upcoming U.S. fiscal tightening.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Mortgage-backed obligations	71.3%
Short-term securities & other assets less liabilities	26.3%
U.S. Treasury bonds & notes	2.4%
[begin pie chart]

Objective: The fund’s investment objective is to provide current income and preservation of capital.

Special characteristics: Invests primarily in mortgage-related securities sponsored or guaranteed by the U.S. government and other AAA/Aaa-rated, mortgage-related securities. Up to 10% of assets may be invested in high-quality, mortgage-related securities from issuers outside the U.S. that are U.S. dollar-denominated.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 2.0% for the six months ended June 30, 2011. Its benchmark index, the Citigroup Treasury/Government Sponsored/Mortgage Index, rose 2.5%.

Most of the fund’s return came in the second half of the period as high-quality bonds rallied with the slowdown in U.S. economic growth. In anticipation of the rally, the fund’s portfolio counselors shifted the focus to longer term bonds.

The fund’s two major investment areas, mortgage-backed bonds and U.S. Treasury securities, both contributed to returns. Limited exposure to index-linked bonds, which were hurt by falling energy prices, also helped.

In the near term, the fund’s portfolio counselors expect the U.S. economy to maintain a steady recovery, with the potential for rising interest rates in 2012. The government’s main challenge will be trying to bring spending in line with revenues. In this uncertain environment, the fund’s conservative approach can appeal to investors wanting to add relative stability and balance to a portfolio that includes equities.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Mortgage-backed obligations	42.0%
Short-term securities & other assets less liabilities	13.2%
U.S. Treasury bonds & notes	30.7%
Federal agency bonds & notes	13.8%
Other bonds	.3%
[end pie chart]

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds mostly securities guaranteed or sponsored by the U.S. government and mortgage-backed securities that offer more stability than stocks and high-yield bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Cash Management Fund declined 0.3% for the six months ended June 30, 2011.

Interest rates remained historically low during the period and the fund’s expenses exceeded its income. As we have noted in recent reports, yields on money market securities are likely to remain low while the Federal Reserve keeps its target for the federal funds rate at 0% to 0.25%.

The fund is not guaranteed to maintain a stable net asset value and therefore periods of negative returns are possible. Most investors use the fund to hold assets while awaiting investment opportunities or to mitigate the volatility that can be expected with investments in stocks and bonds.

[begin pie chart]
Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Federal agency discount notes	40.7%
U.S. Treasuries	38.1
Commercial paper	21.9
Other assets less liabilities	(.7)
Total	100.0%
[end pie chart]

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

Global Discovery Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

ENN Energy Holdings	3.31%
Ryanair Holdings	2.81
Apple	2.60
Biogen Idec	2.00
Alere	1.94
Groupon	1.89
Comcast	1.69
Forest Labs	1.62
SINA	1.56
EMC	1.54

			Percent
		Value	of net
Common stocks - 85.74%	Shares	(000)	assets

Information technology - 23.40%
Apple Inc. (1)	20,700	$6,948	2.60%
SINA Corp. (1)	40,000	4,164	1.56
EMC Corp. (1)	150,000	4,133	1.54
Google Inc., Class A (1)	8,000	4,051	1.51
First Solar, Inc. (1)	28,000	3,704	1.38
QUALCOMM Inc.	60,000	3,407	1.27
Baidu, Inc., Class A (ADR) (1)	23,000	3,223	1.21
Mail.ru Group Ltd. (GDR) (1) (2)	80,000	2,668	1.00
Oracle Corp.	75,000	2,468	.92
Rovi Corp. (1)	40,000	2,294	.86
Avago Technologies Ltd.	60,000	2,280	.85
Wistron Corp. (2)	1,188,174	2,118	.79
eBay Inc. (1)	65,000	2,098	.78
Other securities		19,095	7.13
		62,651	23.40

Health care - 15.80%
Biogen Idec Inc. (1)	50,100	5,357	2.00
Alere Inc. (1)	142,000	5,200	1.94
Forest Laboratories, Inc. (1)	110,200	4,335	1.62
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,472	1.30
Myriad Genetics, Inc. (1)	142,000	3,225	1.20
Allergan, Inc.	35,000	2,914	1.09
Stryker Corp.	45,000	2,641	.99
Medco Health Solutions, Inc. (1)	45,000	2,543	.95
Life Technologies Corp. (1)	45,000	2,343	.88
Other securities		10,262	3.83
		42,292	15.80

Financials - 13.29%
Sampo Oyj, Class A (2)	125,000	4,036	1.51
HDFC Bank Ltd. (2)	63,000	3,547	1.33
Industrial and Commercial Bank of China Ltd., Class H (2)	4,180,000	3,201	1.20
Deutsche Bank AG (2)	43,200	2,553	.95
AIA Group Ltd. (1) (2)	711,000	2,474	.92
Other securities		19,754	7.38
		35,565	13.29

Consumer discretionary - 12.89%
Comcast Corp., Class A, special nonvoting shares	150,000	3,634
Comcast Corp., Class A	35,000	887	1.69
Walt Disney Co.	100,000	3,904	1.46
Daily Mail and General Trust PLC, Class A, nonvoting (2)	480,000	3,578	1.34
Amazon.com, Inc. (1)	15,000	3,067	1.14
Paddy Power PLC (2)	55,000	2,989	1.12
Tractor Supply Co.	35,000	2,341	.87
DIRECTV, Class A (1)	45,000	2,287	.85
Other securities		11,829	4.42
		34,516	12.89

Industrials - 6.45%
Ryanair Holdings PLC (ADR)	256,400	7,523	2.81
AirAsia Bhd. (2)	2,600,000	3,034	1.14
Other securities		6,697	2.50
		17,254	6.45

Utilities - 4.02%
ENN Energy Holdings Ltd. (2)	2,610,000	8,872	3.31
Other securities		1,901	.71
		10,773	4.02

Telecommunication services - 2.21%
Crown Castle International Corp. (1)	90,000	3,671	1.37
Other securities		2,257	.84
		5,928	2.21

Materials - 1.63%
Nitto Denko Corp. (2)	50,000	2,540	.95
Other securities		1,813	.68
		4,353	1.63

Energy - 0.87%
Schlumberger Ltd.	27,000	2,333	.87

Consumer staples - 0.26%
Other securities		703	.26

Miscellaneous - 4.92%
Other common stocks in initial period of acquisition		13,166	4.92

Total common stocks (cost: $191,471,000)		229,534	85.74

Convertible securities - 2.32%

Consumer discretionary - 1.89%
Groupon Inc., Series G, convertible preferred (1) (2) (3)	79,139	5,065	1.89

Other - 0.43%
Other securities		1,136	.43

Total convertible securities (cost: $3,770,000)		6,201	2.32

	Principal
	amount
Short-term securities - 11.39%	(000)

Hewlett-Packard Co. 0.08% due 7/14/2011 (4)	$4,500	4,500	1.68
Federal Home Loan Bank 0.05% due 7/25/2011	4,400	4,400	1.64
Ciesco LLC 0.15% due 8/15/2011	4,300	4,299	1.61
Freddie Mac 0.065%-0.24% due 7/26-8/17/2011	3,400	3,400	1.27
Fannie Mae 0.12% due 12/21/2011	3,200	3,198	1.19
Abbott Laboratories 0.11% due 8/9/2011 (4)	3,000	2,999	1.12
Jupiter Securitization Co., LLC 0.13% due 7/12/2011 (4)	2,900	2,900	1.08
Emerson Electric Co. 0.09% due 7/11/2011 (4)	2,400	2,400	.90
IBM Corp. 0.05% due 7/25/2011 (4)	2,400	2,400	.90

Total short-term securities (cost: $30,496,000)		30,496	11.39

Total investment securities (cost: $225,737,000)		266,231	99.45
Other assets less liabilities		1,472	.55

Net assets		$267,703	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $75,897,000, which represented 28.35% of the net assets of the fund. This amount includes $70,832,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,199,000, which represented 5.68% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

Virgin Media	3.00%
Novo Nordisk	2.38
América Móvil	1.89
Moody's	1.72
Texas Instruments	1.53
Unilever NV	1.40
UnitedHealth Group	1.38
Pernod Ricard	1.18
KBR	1.14
Honda Motor	1.13

			Percent
		Value	of net
Common stocks - 95.02%	Shares	(000)	assets

Consumer discretionary - 17.39%
Virgin Media Inc.	5,660,000	$169,404	3.00%
Honda Motor Co., Ltd. (1)	1,658,800	63,936	1.13
Toyota Motor Corp. (1)	1,452,900	61,171	1.09
Sony Corp. (1)	2,280,000	60,351	1.07
Burberry Group PLC (1)	2,135,000	49,639	.88
Amazon.com, Inc. (2)	241,000	49,282	.87
Home Depot, Inc.	1,350,000	48,897	.87
Hyundai Mobis Co., Ltd. (1)	105,500	39,591	.70
Other securities		438,515	7.78
		980,786	17.39

Financials - 15.27%
Moody's Corp.	2,529,900	97,022	1.72
China Life Insurance Co. Ltd., Class H (1)	15,190,000	52,351	.93
Industrial and Commercial Bank of China Ltd., Class H (1)	64,766,750	49,591	.88
Prudential PLC (1)	3,853,747	44,536	.79
Agricultural Bank of China, Class H (1)	79,992,000	42,282	.75
Housing Development Finance Corp. Ltd. (1)	2,350,000	37,268	.66
AIA Group Ltd. (1) (2)	10,454,200	36,384	.64
UBS AG (1) (2)	1,920,000	35,011	.62
Other securities		466,987	8.28
		861,432	15.27

Health care - 11.51%
Novo Nordisk A/S, Class B (1)	1,070,700	134,237	2.38
UnitedHealth Group Inc.	1,510,000	77,886	1.38
Vertex Pharmaceuticals Inc. (2)	1,175,000	61,088	1.09
Aetna Inc.	870,000	38,358	.68
Novartis AG (1)	580,000	35,529	.63
Other securities		301,784	5.35
		648,882	11.51

Information technology - 10.96%
Texas Instruments Inc.	2,626,000	86,212	1.53
Samsung Electronics Co. Ltd. (1)	66,045	51,333	.91
Yahoo! Inc. (2)	3,330,200	50,086	.89
Oracle Corp.	1,495,000	49,200	.87
TE Connectivity Ltd.	1,266,250	46,547	.83
Microsoft Corp.	1,592,500	41,405	.73
Apple Inc. (2)	120,000	40,280	.71
Other securities		253,338	4.49
		618,401	10.96

Consumer staples - 10.05%
Unilever NV, depository receipts (1)	2,405,000	78,788	1.40
Pernod Ricard SA (1)	675,439	66,580	1.18
Anheuser-Busch InBev NV (1)	1,017,025	58,972	1.04
Shoprite Holdings Ltd. (1)	3,055,000	46,025	.82
British American Tobacco PLC (1)	820,500	35,965	.64
Other securities		280,392	4.97
		566,722	10.05

Industrials - 9.11%
KBR, Inc.	1,713,000	64,563	1.14
Geberit AG (1)	237,185	56,199	1.00
United Technologies Corp.	622,000	55,053	.98
Siemens AG (1)	296,157	40,664	.72
Vallourec SA (1)	315,000	38,358	.68
Other securities		259,102	4.59
		513,939	9.11

Energy - 7.73%
TOTAL SA (1)	1,045,000	60,439	1.07
Royal Dutch Shell PLC, Class B (ADR)	433,643	31,114
Royal Dutch Shell PLC, Class B (1)	574,666	20,513	.92
Oil Search Ltd. (1)	6,960,000	49,760	.88
Canadian Natural Resources, Ltd.	1,061,400	44,494	.79
Chevron Corp.	360,000	37,022	.66
Other securities		192,520	3.41
		435,862	7.73

Materials - 5.27%
Dow Chemical Co.	1,535,000	55,260	.98
Steel Dynamics, Inc.	3,400,000	55,250	.98
Sigma-Aldrich Corp.	485,000	35,589	.63
Other securities		150,983	2.68
		297,082	5.27

Telecommunication services - 4.35%
América Móvil, SAB de CV, Series L (ADR)	1,570,000	84,592
América Móvil, SAB de CV, Series L	16,370,000	22,091	1.89
SOFTBANK CORP. (1)	1,295,000	49,048	.87
Other securities		89,547	1.59
		245,278	4.35

Utilities - 1.61%
GDF SUEZ (1)	1,122,805	41,091	.73
Other securities		49,617	.88
		90,708	1.61

Miscellaneous - 1.77%
Other common stocks in initial period of acquisition		100,066	1.77

Total common stocks (cost: $3,902,176,000)		5,359,158	95.02

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.62%	(000)	(000)	assets

Toronto-Dominion Holdings USA Inc. 0.13% due 8/5/2011 (3)	$48,600	48,594	.86
Other securities		211,889	3.76

Total short-term securities (cost: $260,465,000)		260,483	4.62

Total investment securities (cost: $4,162,641,000)		5,619,641	99.64
Other assets less liabilities		20,531	.36

Net assets		$5,640,172	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,383,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,701,029,000, which represented 47.89% of the net assets of the fund. This amount includes $2,699,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $134,504,000, which represented 2.38% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

ENN Energy Holdings	2.31%
African Minerals	1.68
Melco Crown Entertainment	1.58
Galaxy Entertainment Group	1.49
InterOil	1.41
International Container Terminal Services	1.38
Kingboard Chemical Holdings	1.31
Hittite Microwave	1.24
AAC Acoustic Technologies Holdings	1.15
Kingboard Laminates	1.10

			Percent
		Value	of net
Common stocks - 90.99%	Shares	(000)	assets

Consumer discretionary - 17.69%
Melco Crown Entertainment Ltd. (ADR) (1)	4,902,763	$62,608	1.58
Galaxy Entertainment Group Ltd. (1) (2)	27,238,000	59,038	1.49
Modern Times Group MTG AB, Class B (2)	609,400	40,265	1.02
Hankook Tire Co., Ltd. (2)	796,520	34,074	.86
United Auto Group, Inc.	1,268,400	28,843	.73
Minth Group Ltd. (2)	16,792,000	27,206	.69
CTC Media, Inc.	1,087,372	23,183	.58
Lions Gate Entertainment Corp. (1)	3,450,000	22,839	.58
Liberty Media Corp., Series A (1)	300,000	22,572	.57
John Wiley & Sons, Inc., Class A	414,896	21,579	.54
AutoNation, Inc. (1)	550,000	20,136	.51
Golden Eagle Retail Group Ltd. (2)	7,845,000	20,003	.50
Other securities		318,599	8.04
		700,945	17.69

Industrials - 14.52%
International Container Terminal Services, Inc. (2)	47,285,000	54,838	1.38
Intertek Group PLC (2)	1,295,000	41,009	1.04
Cebu Air, Inc. (2)	11,450,000	24,097	.61
Pursuit Dynamics PLC (1) (2) (3)	4,757,900	23,654	.60
MSC Industrial Direct Co., Inc., Class A	323,800	21,471	.54
Landstar System, Inc.	460,000	21,381	.54
Moog Inc., Class A (1)	485,000	21,107	.53
Other securities		367,711	9.28
		575,268	14.52

Information technology - 13.88%
Kingboard Chemical Holdings Ltd. (2)	11,066,500	51,520	1.30
Hittite Microwave Corp. (1)	796,000	49,280	1.24
AAC Acoustic Technologies Holdings Inc. (2)	19,417,100	45,682	1.15
Kingboard Laminates Holdings Ltd. (2)	55,486,509	43,628	1.10
Rovi Corp. (1)	593,850	34,063	.86
Delta Electronics (Thailand) PCL (2)	26,316,000	21,258	.54
Monster Worldwide, Inc. (1)	1,375,000	20,157	.51
Other securities		284,339	7.18
		549,927	13.88

Health care - 9.91%
NuVasive, Inc. (1)	962,200	31,637	.80
ZOLL Medical Corp. (1)	552,126	31,284	.79
Volcano Corp. (1)	836,767	27,019	.68
BioMarin Pharmaceutical Inc. (1)	869,800	23,667	.60
Illumina, Inc. (1)	291,300	21,891	.55
JSC Pharmstandard (GDR) (1) (2)	946,865	21,587	.54
Omega Pharma NV (2)	381,000	19,608	.49
Other securities		216,164	5.46
		392,857	9.91

Materials - 9.46%
African Minerals Ltd. (1) (2)	7,987,000	66,403	1.68
Kenmare Resources PLC (1) (2)	36,658,159	34,685
Kenmare Resources PLC (1) (2) (4)	7,047,991	6,668	1.04
Midas Holdings Ltd. (2) (3)	46,865,000	24,849
Midas Holdings Ltd. (HKD denominated) (2) (3)	14,900,000	7,839	.82
Allied Gold Mining PLC (CDI) (AUD denominated) (1) (2)	6,340,045	20,128
Allied Gold Mining PLC (1) (2)	3,383,333	11,085	.79
OCI Materials Co., Ltd. (2)	200,000	25,053	.63
Other securities		178,376	4.50
		375,086	9.46

Energy - 7.83%
InterOil Corp. (1)	954,675	55,858	1.41
Comstock Resources, Inc. (1)	1,327,000	38,204	.97
Exillon Energy PLC (1) (2)	4,439,000	30,988	.78
Cimarex Energy Co.	309,000	27,785	.70
Other securities		157,272	3.97
		310,107	7.83

Financials - 6.40%
City National Corp.	376,405	20,420	.51
BS Financial Group Inc. (1) (2)	1,389,000	19,732	.50
Other securities		213,497	5.39
		253,649	6.40

Utilities - 3.12%
ENN Energy Holdings Ltd. (2)	26,934,700	91,555	2.31
Other securities		31,978	.81
		123,533	3.12

Consumer staples - 1.75%
Other securities		69,377	1.75

Telecommunication services - 1.50%
Leap Wireless International, Inc. (1)	1,410,000	22,884	.58
Other securities		36,449	.92
		59,333	1.50

Miscellaneous - 4.93%
Other common stocks in initial period of acquisition		195,319	4.93

Total common stocks (cost: $2,778,630,000)		3,605,401	90.99

			Percent
		Value	of net
Preferred securities - 0.07%		(000)	assets

Financials - 0.07%
Other securities		2,916	.07

Total preferred securities (cost: $2,108,000)		2,916	.07

			Percent
		Value	of net
Rights & warrants - 0.05%	Shares	(000)	assets

Information technology - 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2012 (1)	732,600	381	.01

Other - 0.04%
Other securities		1,690	.04

Total rights & warrants (cost: $3,513,000)		2,071	.05

			Percent
		Value	of net
Convertible securities - 0.32%		(000)	assets

Other - 0.27%
Other securities		10,682	.27

Miscellaneous - 0.05%
Other convertible securities in initial period of acquisition		2,002	.05

Total convertible securities (cost: $10,192,000)		12,684	.32

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.68%	(000)	(000)	assets

Freddie Mac 0.08%-0.21% due 7/27/2011-3/5/2012	122,453	122,397	3.09
Old Line Funding, LLC 0.18%-0.20% due 7/20-8/22/2011 (4)	52,200	52,194	1.32
American Honda Finance Corp. 0.20% due 7/7/2011	40,000	39,998	1.01
Fannie Mae 0.08%-0.133% due 7/20/2011-1/23/2012	35,400	35,388	.89
BNP Paribas Finance Inc. 0.20% due 7/1/2011	23,300	23,300	.59
Rabobank USA Financial Corp. 0.25% due 11/14/2011	22,300	22,289	.56
Other securities		48,191	1.22

Total short-term securities (cost: $343,723,000)		343,757	8.68

Total investment securities (cost: $3,138,166,000)		3,966,829	100.11
Other assets less liabilities		(4,435)	(.11)

Net assets		$3,962,394	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,977,000, which represented .18% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2011 (000)
Midas Holdings Ltd. (2)	46,865,000	-	-	46,865,000	$189	$24,849
Midas Holdings Ltd. (HKD denominated) (2)	14,900,000	-	-	14,900,000	60	7,839
Pursuit Dynamics PLC (1)(2)	4,549,900	208,000	-	4,757,900	-	23,654
JVM Co., Ltd. (1)(2)	411,500	-	-	411,500	-	13,091
Trap Oil Group PLC (1)(2)(4)	-	11,800,000	-	11,800,000	-	7,575
LNG Energy Ltd. (1)(4)	16,500,000	-	-	16,500,000	-	7,185
Airesis SA (1)(2)	3,294,151	-	-	3,294,151	-	7,170
Wildhorse Energy Ltd. (1)(2)	11,355,000	4,872,016	-	16,227,016	-	4,997
Eveready Industries India Ltd. (2)	4,370,000	-	-	4,370,000	-	3,743
Leni Gas & Oil PLC (1)(2)(4)	46,700,000	-	-	46,700,000	-	2,155
Leni Gas & Oil PLC, warrants, expire 2013 (1)(2)(4)	12,750,000	-	-	12,750,000	-	2
Allied Gold Ltd. (5)	38,040,274	-	38,040,274	-	-	-
Allied Gold Ltd. (GBP denominated) (5)	3,800,000	-	3,800,000	-	-	-
Allied Gold Ltd. (CDI) (5)	12,000,000	4,500,000	16,500,000	-	-	-
Gemfields Resources PLC (5)	12,000,000	-	12,000,000	-	-	-
Gemfields Resources PLC (5)	7,499,333	-	7,499,333	-	-	-
Mwana Africa PLC (1)(2)(4)(5)	30,000,000	-	-	30,000,000	-	-
Mwana Africa PLC (1)(2)(5)	192,500	-	-	192,500	-	-
					$249	$102,260

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,987,086,000, which represented 50.15% of the net assets of the fund. This amount includes $1,965,563,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $146,130,000, which represented 3.69% of the net assets of the fund.

(5) Unaffiliated issuer at 6/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
GBP = British pounds
HKD = Hong Kong dollars

See Notes to Financial Statements

Growth Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

Apple	2.84%
Amazon.com	2.25
Wynn Macau	2.08
Google	1.98
Wells Fargo	1.85
Goldman Sachs	1.58
lululemon athletica	1.47
Intuitive Surgical	1.45
Suncor	1.42
Chipotle Mexican Grill	1.35

			Percent
		Value	of net
Common stocks - 94.78%	Shares	(000)	assets

Consumer discretionary - 19.19%
Amazon.com, Inc. (1)	3,114,000	$636,782	2.25%
Wynn Macau, Ltd. (2)	178,400,800	587,765	2.08
lululemon athletica inc. (1) (3)	3,700,000	413,734	1.47
Chipotle Mexican Grill, Inc. (1)	1,241,400	382,587	1.35
Home Depot, Inc.	10,556,000	382,338	1.35
CarMax, Inc. (1)	10,342,500	342,026	1.21
Johnson Controls, Inc.	6,099,100	254,088	.90
Sirius XM Radio Inc. (1)	112,600,000	246,594	.87
Tiffany & Co.	2,953,000	231,870	.82
Las Vegas Sands Corp. (1)	4,160,000	175,594	.62
Other securities		1,767,169	6.27
		5,420,547	19.19

Information technology - 13.96%
Apple Inc. (1)	2,390,000	802,251	2.84
Google Inc., Class A (1)	1,103,000	558,537	1.98
EMC Corp. (1)	13,655,000	376,195	1.33
First Solar, Inc. (1)	2,134,895	282,383	1.00
Texas Instruments Inc.	6,175,000	202,725	.72
Other securities		1,719,581	6.09
		3,941,672	13.96

Energy - 13.84%
Suncor Energy Inc.	10,214,417	400,337	1.42
Pacific Rubiales Energy Corp.	12,550,000	336,376	1.19
Tenaris SA (ADR)	5,410,000	247,399	.88
Core Laboratories NV	2,200,000	245,388	.87
MEG Energy Corp. (1)	4,590,000	239,482	.85
Concho Resources Inc. (1)	2,500,000	229,625	.81
Newfield Exploration Co. (1)	3,350,000	227,867	.81
Apache Corp.	1,740,000	214,699	.76
Noble Energy, Inc.	2,345,000	210,182	.74
Denbury Resources Inc. (1)	9,810,800	196,216	.69
Other securities		1,362,104	4.82
		3,909,675	13.84

Financials - 13.69%
Wells Fargo & Co.	18,578,296	521,307	1.85
Goldman Sachs Group, Inc.	3,350,000	445,852	1.58
Berkshire Hathaway Inc., Class A (1)	2,515	292,004	1.03
American Express Co.	4,200,000	217,140	.77
Citigroup Inc.	4,364,500	181,738	.64
Fairfax Financial Holdings Ltd.	230,000	92,262
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	86,049	.63
Onex Corp.	4,600,500	178,258	.63
JPMorgan Chase & Co.	3,084,900	126,296	.45
Other securities		1,726,083	6.11
		3,866,989	13.69

Health care - 10.22%
Intuitive Surgical, Inc. (1)	1,097,000	408,205	1.45
Vertex Pharmaceuticals Inc. (1)	6,269,246	325,938	1.15
Hospira, Inc. (1)	4,150,000	235,139	.83
Grifols, SA (2)	8,770,000	175,976	.62
UnitedHealth Group Inc.	3,360,000	173,309	.61
Other securities		1,568,845	5.56
		2,887,412	10.22

Materials - 8.81%
Potash Corp. of Saskatchewan Inc.	6,118,212	348,677	1.23
Barrick Gold Corp.	7,250,000	328,353	1.16
Newmont Mining Corp.	5,487,695	296,171	1.05
Rio Tinto PLC (2)	3,902,955	281,830	1.00
Cliffs Natural Resources Inc.	2,100,000	194,145	.69
FMC Corp.	2,000,000	172,040	.61
Other securities		866,752	3.07
		2,487,968	8.81

Industrials - 8.57%
Stericycle, Inc. (1)	3,390,000	302,117	1.07
Boeing Co.	3,065,000	226,595	.80
Union Pacific Corp.	1,770,000	184,788	.65
Other securities		1,708,000	6.05
		2,421,500	8.57

Consumer staples - 3.47%
Costco Wholesale Corp.	2,645,000	214,880	.76
Philip Morris International Inc.	3,030,000	202,313	.72
Other securities		562,316	1.99
		979,509	3.47

Other - 2.13%
Other securities		599,205	2.13

Miscellaneous - 0.90%
Other common stocks in initial period of acquisition		252,994	.90

Total common stocks (cost: $18,375,052,000)		26,767,471	94.78

Preferred securities - 0.03%

Other - 0.03%
Other securities		8,500	.03

Total preferred securities (cost: $8,500,000)		8,500	.03

Convertible securities - 0.29%

Other - 0.29%
Other securities		81,038	.29

Total convertible securities (cost: $40,000,000)		81,038	.29

	Principal
	amount
Short-term securities - 4.05%	(000)

Freddie Mac 0.10%-0.341% due 8/3/2011-3/6/2012	257,400	257,248	.91
Jupiter Securitization Co., LLC 0.13%-0.19% due 7/1-7/19/2011 (4)	113,600	113,592
Falcon Asset Securitization Co., LLC 0.13%-0.15% due 7/26-8/26/2011 (4)	72,000	71,990
JPMorgan Chase & Co. 0.15% due 8/10/2011	53,400	53,387	.85
Fannie Mae 0.105%-0.20% due 10/3-12/1/2011	217,050	216,983	.77
NetJets Inc. 0.07% due 7/18/2011 (4)	23,800	23,799	.08
Other securities		406,453	1.44

Total short-term securities (cost: $1,143,322,000)		1,143,452	4.05

Total investment securities (cost: $19,566,874,000)		28,000,461	99.15
Other assets less liabilities		241,254	.85

Net assets		$28,241,715	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2011 (000)
lululemon athletica inc. (1)	4,000,000	-	300,000	3,700,000	$-	$413,734
Incyte Corp. (1)	2,927,700	4,982,300	-	7,910,000	-	149,815
Lender Processing Services, Inc.	5,785,000	-	-	5,785,000	1,157	120,964
KGen Power Corp. (1) (2) (5)	3,166,128	-	-	3,166,128	-	25,646
Air Lease Corp., Class A (1) (2) (4) (6)	4,183,448	-	-	4,183,448	-	-
Blue Nile, Inc. (1) (6)	1,043,000	-	805,900	237,100	-	-
Capella Education Co. (1) (6)	1,086,826	-	302,419	784,407	-	-
					$1,157	$710,159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $3,233,115,000, which represented 11.45% of the net assets of the fund. This amount includes $2,899,209,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $614,738,000, which represented 2.18% of the net assets of the fund.

(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $237,371,000, which represented .84% of the net assets of the fund.

(6) Unaffiliated issuer at 6/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CAD= Canadian dollars

See Notes to Financial Statements

International Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets
Novartis	3.26%
Bayer	2.75
BP	2.08
América Móvil	2.05
MTN Group	2.02
Daimler	1.88
Nestle	1.84
BNP Paribas	1.68
ArcelorMittal	1.61
Ryanair Holdings	1.57

			Percent
		Value	of net
Common stocks - 95.59%	Shares	(000)	assets

Financials - 19.04%
BNP Paribas SA (1)	2,272,219	$175,246	1.68%
Erste Bank der oesterreichischen Sparkassen AG (1)	3,088,804	161,790	1.55
AIA Group Ltd. (1) (2)	37,521,700	129,650	1.25
Credit Suisse Group AG (1)	3,176,613	123,470	1.19
Prudential PLC (1)	10,145,155	117,243	1.13
Bank of China Ltd., Class H (1)	228,632,800	111,863	1.07
Ping An Insurance (Group) Co. of China, Ltd., Class H (1)	10,136,000	105,703	1.01
Lloyds Banking Group PLC (1) (2)	123,074,399	96,707	.93
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	90,422	.87
Housing Development Finance Corp. Ltd. (1)	4,845,000	76,835	.74
UniCredit SpA (1)	33,836,448	71,569	.69
Banco Bradesco SA, preferred nominative	3,382,636	68,708	.66
Other securities		652,459	6.27
		1,981,665	19.04

Industrials - 12.37%
Ryanair Holdings PLC (ADR)	5,551,700	162,887	1.57
SMC Corp. (1)	638,000	114,947	1.11
Wolseley PLC (1)	3,188,152	103,981	1.00
Fiat Industrial SpA (1) (2)	7,507,800	97,059	.93
BAE Systems PLC (1)	17,167,472	87,761	.84
Schneider Electric SA (1)	464,428	77,592	.75
Samsung Engineering Co., Ltd. (1)	318,000	76,296	.73
Other securities		566,322	5.44
		1,286,845	12.37

Health care - 11.73%
Novartis AG (1)	5,544,613	339,649	3.26
Bayer AG (1)	3,560,023	286,212	2.75
Mindray Medical International Ltd., Class A (ADR)	5,491,000	154,022	1.48
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	141,188	1.35
Merck KGaA (1)	972,655	105,698	1.02
JSC Pharmstandard (GDR) (1) (2)	3,510,300	80,029
JSC Pharmstandard (GDR) (1) (2) (3)	307,300	7,006	.84
Other securities		106,926	1.03
		1,220,730	11.73

Consumer discretionary - 10.65%
Daimler AG (1)	2,607,000	196,205	1.88
British Sky Broadcasting Group PLC (1)	8,629,500	117,203	1.13
Hyundai Motor Co. (1)	516,300	115,295	1.11
Industria de Diseño Textil, SA (1)	1,150,000	105,014	1.01
Other securities		574,053	5.52
		1,107,770	10.65

Information technology - 9.49%
Canon, Inc. (1)	2,738,900	130,610	1.25
NetEase.com, Inc. (ADR) (2)	2,651,062	119,536	1.15
Samsung Electronics Co. Ltd. (1)	143,300	111,378	1.07
Murata Manufacturing Co., Ltd. (1)	1,413,000	94,390	.91
HOYA Corp. (1)	4,158,300	92,169	.88
Other securities		440,385	4.23
		988,468	9.49

Consumer staples - 8.58%
Nestlé SA (1)	3,081,400	191,507	1.84
Anheuser-Busch InBev NV (1)	2,436,414	141,276
Anheuser-Busch InBev NV, VVPR STRIPS (1) (2)	1,189,792	7	1.36
Imperial Tobacco Group PLC (1)	3,200,000	106,395	1.02
Danone SA (1)	1,234,806	92,134	.89
Pernod Ricard SA (1)	906,333	89,339	.86
Other securities		271,806	2.61
		892,464	8.58

Telecommunication services - 8.21%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	213,446	2.05
MTN Group Ltd. (1)	9,849,900	209,873	2.02
Other securities		430,551	4.14
		853,870	8.21

Materials - 5.71%
ArcelorMittal (1)	4,803,500	167,148	1.61
Linde AG (1)	814,600	142,821	1.37
Other securities		283,720	2.73
		593,689	5.71

Energy - 5.15%
BP PLC (1)	29,414,802	216,728	2.08
Royal Dutch Shell PLC, Class B (1)	2,200,000	78,532	.76
Eni SpA (1)	2,806,000	66,520	.64
Other securities		173,761	1.67
		535,541	5.15

Utilities - 2.50%
Power Grid Corp. of India Ltd. (1)	54,973,190	134,863	1.29
Other securities		125,482	1.21
		260,345	2.50

Miscellaneous - 2.16%
Other common stocks in initial period of acquisition		224,628	2.16

Total common stocks (cost: $7,841,425,000)		9,946,015	95.59

			Percent
		Value	of net
Preferred securities - 0.05%		(000)	assets

Financials - 0.05%
Other securities		5,137	.05

Total preferred securities (cost: $4,167,000)		5,137	.05

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.10%		(000)	assets

Financials - 0.10%
Other securities		10,274	.10

Total bonds, notes & other debt instruments (cost: $9,510,000)		10,274	.10

			Percent
	Principal	Value	of net
Short-term securities - 2.87%	amount (000)	(000)	assets

Fannie Mae 0.075%-0.10% due 10/11-11/21/2011	$129,200	129,159	1.24
Freddie Mac 0.07%-0.185% due 8/8-10/14/2011	97,350	97,336	.93
Other securities		72,693	.70

Total short-term securities (cost: $299,175,000)		299,188	2.87

Total investment securities (cost: $8,154,277,000)		10,260,614	98.61
Other assets less liabilities		144,312	1.39

Net assets		$10,404,926	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $7,045,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $8,921,387,000, which represented 85.74% of the net assets of the fund. This amount includes $8,914,342,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $105,378,000, which represented 1.01% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

New World Fund
Summary investment portfolio  June 30, 2011

unaudited

Largest individual equity securities	Percent of net assets

América Móvil	1.98%
Magnit	1.55
Bank Rakyat Indonesia	1.53
Cochlear	1.52
Samsung Electronics	1.43
Truworths International	1.38
Holcim	1.28
Novo Nordisk	1.26
Shoprite Holdings	1.17
Nestlé	1.14

			Percent
		Value	of net
Common stocks - 82.76%	Shares	(000)	assets

Consumer staples - 16.09%
OJSC Magnit (GDR) (1)	1,195,000	$37,513
OJSC Magnit (GDR) (1) (2)	64,500	2,025	1.55%
Shoprite Holdings Ltd. (1)	1,980,000	29,830	1.17
Nestlé SA (1)	465,000	28,899	1.14
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	23,399
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,177	1.08
Anheuser-Busch InBev NV (1)	383,700	22,249	.87
Tesco PLC (1)	3,222,418	20,812	.82
SABMiller PLC (1)	562,500	20,508	.81
Coca-Cola Co.	259,500	17,462	.69
China Yurun Food Group Ltd. (1)	6,119,000	17,342	.68
British American Tobacco PLC (1)	393,000	17,226	.68
Pernod Ricard SA (1)	159,600	15,732	.62
Other securities		152,231	5.98
		409,405	16.09

Consumer discretionary - 11.09%
Truworths International Ltd. (1)	3,232,000	35,066	1.38
Toyota Motor Corp. (1)	632,300	26,622	1.05
Bayerische Motoren Werke AG (1)	240,000	23,915	.94
Naspers Ltd., Class N (1)	406,200	22,989	.90
Wynn Macau, Ltd. (1)	6,849,200	22,566	.89
Golden Eagle Retail Group Ltd. (1)	7,000,000	17,848	.70
Honda Motor Co., Ltd. (1)	455,000	17,537	.69
McDonald's Corp.	205,000	17,286	.68
Other securities		98,316	3.86
		282,145	11.09

Financials - 10.03%
PT Bank Rakyat Indonesia (Persero) Tbk (1)	51,306,300	39,036	1.53
Industrial and Commercial Bank of China Ltd., Class H (1)	33,899,800	25,957	1.02
Housing Development Finance Corp. Ltd. (1)	1,335,000	21,171	.83
China Life Insurance Co. Ltd., Class H (1)	4,845,000	16,698	.66
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,166
Itaú Unibanco Holding SA, preferred nominative	107,950	2,521	.62
Other securities		136,764	5.37
		255,313	10.03

Health care - 7.97%
Cochlear Ltd. (1)	500,000	38,595	1.52
Novo Nordisk A/S, Class B (1)	256,420	32,148	1.26
Amil Participações SA, ordinary nominative	1,997,410	23,485	.92
Krka, dd, Novo mesto (1) (3)	239,640	20,869	.82
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (1)	14,408,000	20,830	.82
Baxter International Inc.	272,300	16,254	.64
Other securities		50,473	1.99
		202,654	7.97

Industrials - 7.72%
Schneider Electric SA (1)	148,220	24,763	.97
Cummins Inc.	192,500	19,922	.78
Siemens AG (1)	138,100	18,962	.75
Other securities		132,765	5.22
		196,412	7.72

Materials - 6.75%
Holcim Ltd (1)	433,011	32,679	1.28
Linde AG (1)	109,000	19,111	.75
Other securities		120,001	4.72
		171,791	6.75

Information technology - 6.71%
Samsung Electronics Co. Ltd. (1)	46,725	36,317	1.43
Infosys Technologies Ltd. (1)	410,200	26,741	1.05
Google Inc., Class A (3)	47,000	23,800	.94
HTC Corp. (1)	458,640	15,667	.62
Other securities		68,185	2.67
		170,710	6.71

Energy - 6.23%
Royal Dutch Shell PLC, Class B (1)	600,000	21,418	.84
Oil Search Ltd. (1)	2,465,000	17,623	.69
Other securities		119,558	4.70
		158,599	6.23

Telecommunication services - 5.09%
América Móvil, SAB de CV, Series L (ADR)	889,875	47,946
América Móvil, SAB de CV, Series L	1,700,000	2,294	1.98
SOFTBANK CORP. (1)	545,500	20,661	.81
China Telecom Corp. Ltd., Class H (1)	27,870,000	18,177	.71
Telefónica, SA (1)	640,000	15,651	.62
Other securities		24,838	.97
		129,567	5.09

Utilities - 1.41%
Other securities		35,796	1.41

Miscellaneous - 3.67%
Other common stocks in initial period of acquisition		92,431	3.67

Total common stocks (cost: $1,478,717,000)		2,104,823	82.76

			Percent
		Value	of net
Rights & warrants - 0.01%	Shares	(000)	assets

Information technology - 0.01%
Other securities		97	.01

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		63	.00

Total rights & warrants (cost: $0)		160	.01

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 8.89%	(000)	(000)	assets

Other - 8.89%
Other securities		227,178	8.89

Total bonds, notes & other debt instruments (cost: $206,602,000)		227,178	8.89

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.25%	(000)	(000)	assets

Freddie Mac 0.08%-0.175% due 7/27-12/19/2011	66,450	$66,439	2.61
Old Line Funding, LLC 0.17%-0.18% due 8/18-8/22/2011 (2)	41,400	41,394	1.63
Société Générale North America, Inc. 0.03% due 7/1/2011	27,400	27,400	1.08
KfW 0.13%-0.17% due 7/6-8/12/2011 (2)	22,200	22,198	.87
Credit Agricole North America, Inc. 0.18% due 7/11/2011	19,200	19,199	.75
Toyota Motor Credit Corp. 0.17% due 8/5/2011	7,900	7,899	.31
Other securities		25,397	1.00

Total short-term securities (cost: $209,911,000)		209,926	8.25

Total investment securities (cost: $1,895,230,000)		2,542,087	99.91
Other assets less liabilities		2,408	.09

Net assets		$2,544,495	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,575,742,000, which represented 61.93% of the net assets of the fund. This amount includes $1,572,035,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $127,511,000, which represented 5.01% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

AT&T	5.04%
Microsoft	4.58
Royal Dutch Shell	3.45
IBM	3.12
JPMorgan Chase	2.75
Hewlett-Packard	2.71
ConocoPhillips	2.23
Bank of America	2.12
CVS/Caremark	2.11
Oracle	2.06

			Percent
		Value	of net
Common stocks - 92.93%	Shares	(000)	assets

Information technology - 20.34%
Microsoft Corp.	8,030,000	$208,780	4.58%
International Business Machines Corp.	830,000	142,387	3.12
Hewlett-Packard Co.	3,400,000	123,760	2.71
Oracle Corp.	2,850,000	93,794	2.06
Intel Corp.	3,700,000	81,992	1.80
Apple Inc. (1)	200,000	67,134	1.47
Texas Instruments Inc.	1,250,000	41,037	.90
Other securities		168,883	3.70
		927,767	20.34

Industrials - 13.10%
United Technologies Corp.	760,000	67,268	1.47
United Parcel Service, Inc., Class B	850,000	61,990	1.36
General Electric Co.	3,100,000	58,466	1.28
CSX Corp.	2,100,000	55,062	1.21
Norfolk Southern Corp.	592,800	44,419	.97
Union Pacific Corp.	375,000	39,150	.86
Illinois Tool Works Inc.	650,000	36,718	.80
Rockwell Automation	400,000	34,704	.76
Emerson Electric Co.	600,000	33,750	.74
Other securities		166,346	3.65
		597,873	13.10

Consumer staples - 10.79%
CVS/Caremark Corp.	2,565,000	96,393	2.11
Philip Morris International Inc.	1,250,000	83,462	1.83
Kraft Foods Inc., Class A	2,350,200	82,798	1.81
PepsiCo, Inc.	885,000	62,331	1.37
Kimberly-Clark Corp.	555,000	36,941	.81
Kellogg Co.	592,000	32,749	.72
Other securities		97,583	2.14
		492,257	10.79

Financials - 10.11%
JPMorgan Chase & Co.	3,065,000	125,481	2.75
Bank of America Corp.	8,830,000	96,777	2.12
Citigroup Inc.	2,115,000	88,069	1.93
American Express Co.	1,000,000	51,700	1.13
Capital One Financial Corp.	700,000	36,169	.79
Wells Fargo & Co.	1,245,000	34,935	.77
Other securities		28,049	.62
		461,180	10.11

Health care - 9.61%
Amgen Inc. (1)	1,405,000	81,982	1.80
Abbott Laboratories	1,550,000	81,561	1.79
Merck & Co., Inc.	1,630,000	57,523	1.26
Eli Lilly and Co.	900,000	33,777	.74
Medtronic, Inc.	850,000	32,750	.72
Bristol-Myers Squibb Co.	1,125,000	32,580	.71
Other securities		118,324	2.59
		438,497	9.61

Energy - 9.33%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	93,275
Royal Dutch Shell PLC, Class A (ADR)	900,000	64,017	3.45
ConocoPhillips	1,350,000	101,506	2.23
Schlumberger Ltd.	450,000	38,880	.85
BP PLC (ADR)	777,349	34,429	.75
Other securities		93,649	2.05
		425,756	9.33

Consumer discretionary - 9.28%
Kohl's Corp.	1,400,000	70,014	1.54
Lowe's Companies, Inc.	2,300,000	53,613	1.18
Target Corp.	1,100,000	51,601	1.13
Harley-Davidson, Inc.	1,210,000	49,574	1.09
Comcast Corp., Class A	1,430,000	36,236	.79
General Motors Co. (1)	636,100	19,312	.42
Other securities		142,982	3.13
		423,332	9.28

Telecommunication services - 5.13%
AT&T Inc.	7,320,000	229,921	5.04
Other securities		3,961	.09
		233,882	5.13

Utilities - 1.77%
Other securities		80,575	1.77

Materials - 1.45%
Air Products and Chemicals, Inc.	400,000	38,232	.84
Other securities		28,080	.61
		66,312	1.45

Miscellaneous - 2.02%
Other common stocks in initial period of acquisition		92,164	2.02

Total common stocks (cost: $3,575,529,000)		4,239,595	92.93

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $230,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.00%	Shares	(000)	assets

Consumer discretionary - 1.00%
General Motors Co., Series B, 4.75% convertible preferred 2013	940,000	45,816	1.00

Total convertible securities (cost: $47,217,000)		45,816	1.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.94%	(000)	(000)	assets

PepsiCo Inc. 0.08%-0.09% due 8/16-8/29/2011 (2)	$42,300	42,294	.93
Freddie Mac 0.10%-0.24% due 7/26-10/6/2011	37,800	37,795	.83
Private Export Funding Corp. 0.10%-0.11% due 9/13-9/19/2011 (2)	32,460	32,451	.71
Medtronic Inc. 0.16% due 9/9/2011 (2)	19,600	19,595	.43
Emerson Electric Co. 0.07% due 7/25/2011 (2)	12,000	11,999	.26
Abbott Laboratories 0.05% due 7/21/2011 (2)	8,700	8,700	.19
Other securities		118,092	2.59

Total short-term securities (cost: $270,921,000)		270,926	5.94

Total investment securities (cost: $3,893,897,000)		4,556,337	99.87
Other assets less liabilities		5,735	.13

Net assets		$4,562,072	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $195,185,000, which represented 4.28% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

Home Depot	2.55%
Virgin Media	2.51
Merck	2.27
Agricultural Bank of China	1.96
Newmont Mining	1.89
Kraft Foods	1.79
British American Tobacco	1.73
Industrial and Commercial Bank of China	1.70
Joy Global	1.66
Verizon	1.51

			Percent
		Value	of net
Common stocks - 94.51%	Shares	(000)	assets

Financials - 17.17%
Agricultural Bank of China, Class H (1)	85,066,000	$44,964	1.96%
Industrial and Commercial Bank of China Ltd., Class H (1)	50,882,940	38,961	1.70
Marsh & McLennan Companies, Inc.	800,000	24,952	1.09
Prudential PLC (1)	1,918,689	22,173	.97
Macquarie Group Ltd. (1)	500,000	16,836	.74
Macquarie International Infrastructure Fund Ltd. (1)	36,200,164	16,811	.73
China Life Insurance Co. Ltd., Class H (1)	4,697,000	16,188	.71
JPMorgan Chase & Co.	383,200	15,688	.69
Other securities		196,429	8.58
		393,002	17.17

Consumer discretionary - 13.48%
Home Depot, Inc.	1,610,000	58,314	2.55
Virgin Media Inc.	1,920,000	57,466	2.51
Carphone Warehouse Group PLC (1) (2)	2,845,550	19,319	.84
Carnival Corp., units	500,000	18,815	.82
Amazon.com, Inc. (2)	78,600	16,073	.70
Other securities		138,548	6.06
		308,535	13.48

Industrials - 11.78%
Joy Global Inc.	400,000	38,096	1.66
General Electric Co.	1,255,000	23,669	1.03
Schneider Electric SA (1)	134,121	22,408	.98
Geberit AG (1)	85,000	20,140	.88
United Continental Holdings, Inc. (2)	736,200	16,660	.73
Lockheed Martin Corp.	200,000	16,194	.71
Union Pacific Corp.	150,000	15,660	.68
United Technologies Corp.	140,000	12,391	.54
Other securities		104,519	4.57
		269,737	11.78

Materials - 9.59%
Newmont Mining Corp.	800,000	43,176	1.89
Barrick Gold Corp.	650,000	29,439	1.28
Yamana Gold Inc.	2,000,000	23,350	1.02
Freeport-McMoRan Copper & Gold Inc.	400,000	21,160	.92
Impala Platinum Holdings Ltd. (1)	685,648	18,509	.81
United States Steel Corp.	350,000	16,114	.70
Dow Chemical Co.	445,000	16,020	.70
Other securities		51,915	2.27
		219,683	9.59

Consumer staples - 9.10%
Kraft Foods Inc., Class A	1,165,000	41,043	1.79
British American Tobacco PLC (1)	902,000	39,538	1.73
Unilever NV, depository receipts (1)	705,000	23,096	1.01
Tesco PLC (1)	3,303,000	21,332	.93
Other securities		83,385	3.64
		208,394	9.10

Telecommunication services - 8.86%
Verizon Communications Inc.	927,500	34,531	1.51
Portugal Telecom, SGPS, SA (1)	2,573,938	25,489	1.11
Total Access Communication PCL, nonvoting depository receipt (1)	13,280,000	23,735	1.04
Telstra Corp. Ltd. (1)	7,500,000	23,289	1.02
AT&T Inc.	685,000	21,516	.94
Other securities		74,222	3.24
		202,782	8.86

Information technology - 8.66%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	9,110,000	23,058
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	370,000	4,666	1.21
International Business Machines Corp.	150,000	25,732	1.12
Google Inc., Class A (2)	50,450	25,547	1.12
Nintendo Co., Ltd. (1)	125,000	23,540	1.03
Canon, Inc. (1)	323,000	15,403	.67
Other securities		80,384	3.51
		198,330	8.66

Health care - 6.61%
Merck & Co., Inc.	1,469,544	51,860	2.27
Novartis AG (1)	383,000	23,462	1.02
Eli Lilly and Co.	500,000	18,765	.82
Sonic Healthcare Ltd. (1)	1,249,131	17,233	.75
Other securities		39,994	1.75
		151,314	6.61

Energy - 5.75%
TOTAL SA (1)	445,000	25,737	1.12
Chevron Corp.	212,300	21,833	.95
Crescent Point Energy Corp.	335,000	15,481	.68
Other securities		68,581	3.00
		131,632	5.75

Utilities - 3.51%
Power Assets Holdings Ltd. (1)	3,470,000	26,285	1.15
GDF SUEZ (1)	580,000	21,226	.93
Other securities		32,816	1.43
		80,327	3.51

Total common stocks (cost: $1,871,152,000)		2,163,736	94.51

Convertible securities - 0.75%

Other - 0.75%
Other securities		17,098	.75

Total convertible securities (cost: $7,012,000)		17,098	.75

Bonds, notes & other debt instruments - 1.20%

Other - 1.20%
Other securities		27,440	1.20

Total bonds, notes & other debt instruments (cost: $20,447,000)		27,440	1.20

	Principal
	amount
Short-term securities - 3.01%	(000)

United Technologies Corp. 0.04% due 7/1/2011 (3)	$13,500	13,500	.59
Falcon Asset Securitization Co., LLC 0.17% due 9/26/2011 (3)	12,200	12,196	.53
Novartis Finance Corp. 0.21% due 9/15/2011 (3)	11,000	10,995	.48
Other securities		32,291	1.41

Total short-term securities (cost: $68,975,000)		68,982	3.01

Total investment securities (cost: $1,967,586,000)		2,277,256	99.47
Other assets less liabilities		12,115	.53

Net assets		$2,289,371	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,176,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2011 (000)
Rickmers Maritime Ltd. (1)	27,420,000	-	-	27,420,000	$329	$9,269

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $989,586,000, which represented 43.23% of the net assets of the fund. This amount includes $987,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $55,984,000, which represented 2.45% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

Microsoft	2.54%
AT&T	2.50
Oracle	2.18
Royal Dutch Shell	2.15
CSX	1.92
Philip Morris International	1.88
ConocoPhillips	1.86
Hewlett-Packard	1.45
Merck	1.42
United Technologies	1.36

			Percent
		Value	of net
Common stocks - 93.38%	Shares	(000)	assets

Information technology - 20.36%
Microsoft Corp.	24,565,100	$638,693	2.54%
Oracle Corp.	16,662,500	548,363	2.18
Hewlett-Packard Co.	10,000,000	364,000	1.45
Apple Inc. (1)	1,000,000	335,670	1.34
International Business Machines Corp.	1,815,000	311,363	1.24
Google Inc., Class A (1)	602,000	304,841	1.21
Intel Corp.	13,511,900	299,424	1.19
Corning Inc.	13,500,000	245,025	.98
Yahoo! Inc. (1)	15,535,700	233,657	.93
MasterCard Inc., Class A	650,000	195,871	.78
Other securities		1,638,081	6.52
		5,114,988	20.36

Consumer discretionary - 13.77%
DIRECTV, Class A (1)	5,812,500	295,391	1.17
Comcast Corp., Class A	10,086,000	255,579
Comcast Corp., Class A, special nonvoting shares	1,000,000	24,230	1.11
News Corp., Class A	14,500,200	256,654	1.02
Time Warner Cable Inc.	3,217,601	251,102	1.00
Time Warner Inc.	6,756,667	245,740	.98
Home Depot, Inc.	6,431,600	232,953	.93
Royal Caribbean Cruises Ltd. (1)	6,155,000	231,674	.92
Kohl's Corp.	4,300,000	215,043	.86
Mattel, Inc.	7,000,000	192,430	.77
Other securities		1,257,416	5.01
		3,458,212	13.77

Industrials - 13.44%
CSX Corp.	18,357,669	481,338	1.92
United Technologies Corp.	3,850,000	340,763	1.36
Norfolk Southern Corp.	3,465,300	259,655	1.03
Union Pacific Corp.	2,447,374	255,506	1.02
Precision Castparts Corp.	1,410,000	232,156	.92
3M Co.	2,296,000	217,776	.87
General Dynamics Corp.	2,707,000	201,726	.80
Other securities		1,387,552	5.52
		3,376,472	13.44

Energy - 10.17%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	272,783
Royal Dutch Shell PLC, Class B (2)	4,139,816	147,776
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	118,559	2.15
ConocoPhillips	6,203,000	466,404	1.86
Schlumberger Ltd.	3,935,000	339,984	1.35
Chevron Corp.	2,278,200	234,290	.93
EOG Resources, Inc.	1,803,000	188,504	.75
Other securities		785,717	3.13
		2,554,017	10.17

Health care - 9.37%
Merck & Co., Inc.	10,093,224	356,190	1.42
Biogen Idec Inc. (1)	2,493,500	266,605	1.06
Abbott Laboratories	4,430,000	233,107	.93
Amgen Inc. (1)	3,130,400	182,659	.73
Boston Scientific Corp. (1)	26,375,951	182,258	.72
Other securities		1,133,815	4.51
		2,354,634	9.37

Consumer staples - 8.12%
Philip Morris International Inc.	7,069,500	472,031	1.88
Kraft Foods Inc., Class A	8,132,447	286,506	1.14
PepsiCo, Inc.	3,739,519	263,374	1.05
Molson Coors Brewing Co., Class B	4,895,500	219,025	.87
CVS/Caremark Corp.	5,350,300	201,064	.80
Other securities		597,626	2.38
		2,039,626	8.12

Financials - 6.98%
Bank of America Corp.	20,903,752	229,105	.91
JPMorgan Chase & Co.	5,150,000	210,841	.84
Capital One Financial Corp.	4,000,000	206,680	.83
Other securities		1,105,731	4.40
		1,752,357	6.98

Materials - 4.49%
Dow Chemical Co.	6,099,100	219,567	.87
Air Products and Chemicals, Inc.	2,160,000	206,453	.82
Other securities		702,818	2.80
		1,128,838	4.49

Telecommunication services - 3.73%
AT&T Inc.	20,010,000	628,514	2.50
Other securities		309,192	1.23
		937,706	3.73

Utilities - 1.58%
Other securities		397,530	1.58

Miscellaneous - 1.37%
Other common stocks in initial period of acquisition		344,510	1.37

Total common stocks (cost: $17,859,509,000)		23,458,890	93.38

			Percent
	Principal	Value	of net
Preferred securities - 0.12%	amount (000)	(000)	assets

Financials - 0.12%
JPMorgan Chase & Co., Series I, 7.90% (3)	$29,049	31,307	.12

Total preferred securities (cost: $30,002,000)		31,307	.12

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Miscellaneous - 0.01%
Other rights & warrants in initial period of acquisition		2,821	.01

Total rights & warrants (cost: $10,039,000)		2,821	.01

			Percent
		Value	of net
Convertible securities - 0.31%		(000)	assets

Other - 0.31%
Other securities		78,885	.31

Total convertible securities (cost: $64,565,000)		78,885	.31

			Percent
	Principal	Value	of net
Short-term securities - 5.98%	amount (000)	(000)	assets

Freddie Mac 0.07%-0.21% due 8/8/2011-2/14/2012	$274,840	274,690	1.09
Fannie Mae 0.11%-0.23% due 8/1/2011-3/6/2012	233,000	232,917	.93
Abbott Laboratories 0.07%-0.13% due 7/26-8/16/2011 (4)	99,200	99,191	.39
Jupiter Securitization Co., LLC 0.17% due 9/26/2011 (4)	35,000	34,980
Falcon Asset Securitization Co., LLC 0.17% due 9/19/2011 (4)	20,000	19,994	.22
Hewlett-Packard Co. 0.09% due 7/22/2011 (4)	25,000	24,999	.10
Other securities		814,239	3.25
Total short-term securities (cost: $1,500,908,000)		1,501,010	5.98

Total investment securities (cost: $19,465,023,000)		25,072,913	99.80
Other assets less liabilities		50,041	.20

Net assets		$25,122,954	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,333,216,000, which represented 5.31% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $721,857,000, which represented 2.87% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

International Growth and Income Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	Percent of net assets

British American Tobacco	3.14%
Philip Morris International	3.06
Daimler	2.82
Scottish and Southern Energy	2.73
Banco Santander	2.50
Compal Electronics	2.31
Siemens	2.28
GDF SUEZ	2.04
Jardine Matheson Holdings	2.02
Quanta Computer	2.01

			Percent
		Value	of net
Common stocks - 92.63%	Shares	(000)	assets

Financials - 14.74%
Banco Santander, SA (1)	533,027	$6,150	2.50%
Bank of China Ltd., Class H (1)	7,788,000	3,810	1.55
Royal Bank of Canada	47,800	2,732	1.11
Société Générale (1)	38,465	2,280	.92
Barclays PLC (1)	490,000	2,017	.82
China Construction Bank Corp., Class H (1)	2,193,500	1,825	.74
Other securities		17,497	7.10
		36,311	14.74

Industrials - 13.85%
Siemens AG (1)	40,910	5,617	2.28
Jardine Matheson Holdings Ltd. (1)	87,000	4,989	2.02
Legrand SA (1)	116,000	4,886	1.98
Ryanair Holdings PLC (ADR)	150,000	4,401	1.79
BAE Systems PLC (1)	751,350	3,841	1.56
ASSA ABLOY AB, Class B (1)	111,000	2,983	1.21
A.P. Moller-Maersk A/S, Class B (1)	220	1,898	.77
Schneider Electric SA (1)	9,889	1,652	.67
Other securities		3,861	1.57
		34,128	13.85

Consumer discretionary - 12.08%
Daimler AG (1)	92,330	6,949	2.82
Virgin Media Inc.	126,400	3,783	1.53
Isuzu Motors Ltd. (1)	788,000	3,734	1.52
OPAP SA (1)	181,513	2,836	1.15
Hyundai Motor Co. (1)	8,950	1,999	.81
NEXT PLC (1)	53,500	1,998	.81
Other securities		8,466	3.44
		29,765	12.08

Consumer staples - 10.73%
British American Tobacco PLC (1)	176,250	7,726	3.14
Philip Morris International Inc.	113,040	7,548	3.06
Imperial Tobacco Group PLC (1)	93,600	3,112	1.26
Other securities		8,057	3.27
		26,443	10.73

Telecommunication services - 10.56%
Singapore Telecommunications Ltd. (1)	1,505,000	3,876	1.57
Elisa Oyj, Class A (1)	167,000	3,595	1.46
SOFTBANK CORP. (1)	83,500	3,163	1.28
América Móvil, SAB de CV, Series L (ADR)	51,000	2,748	1.11
BCE Inc.	60,135	2,358	.96
Millicom International Cellular SA (SDR) (1)	19,300	2,014	.82
OJSC Mobile TeleSystems (ADR)	58,000	1,103	.45
Other securities		7,150	2.91
		26,007	10.56

Information technology - 9.24%
Compal Electronics, Inc. (1)	4,639,784	5,701	2.31
Quanta Computer Inc. (1)	2,084,340	4,947	2.01
Wistron Corp. (1)	1,389,834	2,478	1.00
Nintendo Co., Ltd. (1)	11,800	2,222	.90
Other securities		7,426	3.02
		22,774	9.24

Utilities - 7.52%
Scottish and Southern Energy PLC (1)	300,350	6,718	2.73
GDF SUEZ (1)	136,950	5,012	2.04
National Grid PLC (1)	280,900	2,764	1.12
International Power PLC (1)	522,000	2,695	1.09
Other securities		1,337	.54
		18,526	7.52

Materials - 6.45%
CRH PLC (1)	180,409	3,995	1.62
Svenska Cellulosa AB SCA, Class B (1)	191,300	2,694	1.09
Amcor Ltd. (1)	282,000	2,182	.89
Rio Tinto PLC (1)	29,414	2,124	.86
ArcelorMittal (1)	58,600	2,039	.83
Other securities		2,845	1.16
		15,879	6.45

Health care - 3.78%
Novartis AG (1)	61,225	3,750	1.52
Mindray Medical International Ltd., Class A (ADR)	126,100	3,537	1.44
Sonic Healthcare Ltd. (1)	146,175	2,017	.82
		9,304	3.78

Energy - 3.68%
BP PLC (1)	665,051	4,900	1.99
Royal Dutch Shell PLC, Class B (1)	98,927	3,531	1.43
Other securities		635	.26
		9,066	3.68

Total common stocks (cost: $204,583,000)		228,203	92.63

			Percent
		Value	of net
Preferred securities - 0.10%	Shares	(000)	assets

Financials - 0.10%
Other securities		253	.10

Total preferred securities (cost: $200,000)		253	.10

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 1.48%	(000)	(000)	assets

Telecommunication services - 0.67%
MTS International Funding Ltd. 8.625% 2020 (2)	$800	917
MTS International Funding Ltd. 8.625% 2020	650	745	.67
		1,662	.67

Other - 0.81%
Other securities		1,983	.81

Total bonds, notes & other debt instruments (cost: $3,441,000)		3,645	1.48

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.03%	(000)	(000)	assets

Société Générale North America, Inc. 0.03% due 7/1/2011	$5,500	$5,500	2.23
Federal Home Loan Bank 0.065% due 8/17/2011	4,000	3,999	1.62
Freddie Mac 0.24% due 7/26/2011	2,900	2,900	1.18

Total short-term securities (cost: $12,399,000)		12,399	5.03

Total investment securities (cost: $220,623,000)		244,500	99.24
Other assets less liabilities		1,878	.76

Net assets		$246,378	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $197,267,000, which represented 80.07% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,735,000, which represented .70% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest individual equity securities	(percent of net assets)

Dow Chemical	1.71%
Comcast	1.69
Goldman Sachs	1.66
Merck	1.64
Oracle	1.61
Boeing	1.43
Schlumberger	1.38
IBM	1.38
Home Depot	1.34
ACE	1.32

			Percent
		Value	of net
Common stocks - 73.93%	Shares	(000)	assets

Information technology - 10.52%
Oracle Corp.	5,680,000	$186,929	1.61%
International Business Machines Corp.	930,000	159,541	1.38
Microsoft Corp.	5,500,000	143,000	1.23
Corning Inc.	7,400,000	134,310	1.16
Apple Inc. (1)	380,000	127,555	1.10
Texas Instruments Inc.	3,500,000	114,905	.99
Google Inc., Class A (1)	220,000	111,404	.96
KLA-Tencor Corp.	2,100,000	85,008	.73
ASML Holding NV (New York registered)	2,250,000	83,160	.72
Other securities		73,467	.64
		1,219,279	10.52

Financials - 9.99%
Goldman Sachs Group, Inc.	1,450,000	192,980	1.66
ACE Ltd.	2,320,000	152,702	1.32
American Express Co.	2,500,000	129,250	1.11
Moody's Corp.	2,700,000	103,545	.89
T. Rowe Price Group, Inc.	1,700,000	102,578	.89
Other securities		477,277	4.12
		1,158,332	9.99

Health care - 9.49%
Merck & Co., Inc.	5,400,000	190,566	1.64
Johnson & Johnson	2,160,000	143,683	1.24
Cardinal Health, Inc.	2,901,424	131,783	1.14
Amgen Inc. (1)	2,092,500	122,097	1.05
UnitedHealth Group Inc.	1,750,000	90,265	.78
Baxter International Inc.	1,500,000	89,535	.77
Gilead Sciences, Inc. (1)	2,000,000	82,820	.71
Other securities		249,832	2.16
		1,100,581	9.49

Consumer discretionary - 8.82%
Comcast Corp., Class A	7,750,000	196,385	1.69
Home Depot, Inc.	4,300,000	155,746	1.34
DIRECTV, Class A (1)	2,000,000	101,640	.88
VF Corp.	900,000	97,704	.84
Johnson Controls, Inc.	2,150,000	89,569	.77
McDonald's Corp.	1,060,000	89,379	.77
Amazon.com, Inc. (1)	400,000	81,796	.71
Other securities		211,036	1.82
		1,023,255	8.82

Materials - 8.48%
Dow Chemical Co.	5,500,000	198,000	1.71
Sigma-Aldrich Corp.	1,840,000	135,019	1.16
Rio Tinto PLC (2)	1,681,753	121,438	1.05
FMC Corp.	1,250,000	107,525	.92
BHP Billiton Ltd. (2)	1,840,000	86,965	.75
LyondellBasell Industries NV, Class A	2,250,000	86,670	.75
Other securities		247,924	2.14
		983,541	8.48

Energy - 7.51%
Schlumberger Ltd.	1,855,000	160,272	1.38
Chevron Corp.	1,400,000	143,976	1.24
Suncor Energy Inc.	2,150,000	84,266	.73
Denbury Resources Inc. (1)	4,000,000	80,000	.69
Apache Corp.	640,000	78,970	.68
Other securities		323,587	2.79
		871,071	7.51

Industrials - 6.93%
Boeing Co.	2,250,000	166,342	1.43
IDEX Corp.	1,950,000	89,407	.77
Other securities		548,308	4.73
		804,057	6.93

Consumer staples - 4.66%
Philip Morris International Inc.	1,870,000	124,860	1.08
Unilever NV (New York registered)	2,480,000	81,468	.70
Other securities		334,080	2.88
		540,408	4.66

Telecommunication services - 1.92%
American Tower Corp., Class A (1)	2,450,000	128,208	1.11
AT&T Inc.	3,000,000	94,230	.81
		222,438	1.92

Utilities - 0.94%
Other securities		108,737	.94

Miscellaneous - 4.67%
Other common stocks in initial period of acquisition		541,361	4.67

Total common stocks (cost: $6,601,505,000)		8,573,060	73.93

			Percent
		Value	of net
Preferred securities - 0.03%		(000)	assets

Financials - 0.03%
Other securities		4,154	.03

Total preferred securities (cost: $4,261,000)		4,154	.03

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		1,032	.01

Total rights & warrants (cost: $432,000)		1,032	.01

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Consumer discretionary - 0.04%
Other securities		4,185	.04

Total convertible securities (cost: $1,973,000)		4,185	.04

	Principal		Percent
	amount (000)	Value	of net
Bonds, notes & other debt instruments - 21.10%		(000)	assets

Bonds & notes of U.S. government & government agencies - 6.55%
U.S. Treasury:
4.875% 2012	$155,000	159,577
3.50% 2039	91,500	78,625
0.75%-7.50% 2011-2041 (3)	443,639	475,483	6.15
Fannie Mae 6.25% 2029	9,575	11,613	.10
Other securities		34,809	.30
		760,107	6.55

Mortgage-backed obligations (4) - 6.41%
Fannie Mae 0%-7.50% 2012-2047	513,975	527,010	4.54
Freddie Mac 4.00%-7.054% 2018-2041 (5)	75,803	79,396	.69
Other securities		137,250	1.18
		743,656	6.41

Financials - 1.60%
Goldman Sachs Group, Inc. 3.625% 2016	5,000	5,060	.04
Other securities		180,473	1.56
		185,533	1.60

Health care - 1.49%
Cardinal Health, Inc. 5.80% 2016	4,500	5,101	.05
Other securities		167,224	1.44
		172,325	1.49

Telecommunication services - 1.02%
American Tower Corp. 4.625% 2015	3,875	4,083	.03
Other securities		114,770	.99
		118,853	1.02

Consumer discretionary - 0.94%
Comcast Corp. 6.45%-6.95% 2037	6,875	7,682	.07
Other securities		101,299	.87
		108,981	.94

Other - 3.09%
Other securities		357,715	3.09

Total bonds, notes & other debt instruments (cost: $2,365,963,000)		2,447,170	21.10

	Principal		Percent
	amount (000)	Value	of net
Short-term securities - 4.97%		(000)	assets

Freddie Mac 0.12%-0.175% due 8/1-10/31/2011	176,800	176,773	1.52
U.S. Treasury Bills 0.095%-0.19% due 7/14/2011-1/12/2012	88,000	87,988	.76
Fannie Mae 0.10%-0.12% due 8/9-12/21/2011	59,400	59,388	.51
Johnson & Johnson 0.16%-0.20% due 8/30-10/4/2011 (6)	24,200	24,194	.21
Other securities		228,299	1.97

Total short-term securities (cost: $576,580,000)		576,642	4.97

Total investment securities (cost: $9,550,714,000)		11,606,243	100.08
Other assets less liabilities		(9,679)	(.08)

Net assets		$11,596,564	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,219,000, which represented .05% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $735,325,000, which represented 6.34% of the net assets of the fund. This amount includes $714,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Index-linked bond whose principal amount moves with a government price index.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $554,181,000, which represented 4.78% of the net assets of the fund.

See Notes to Financial Statements

Global Balanced Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest Holdings (by issuer)	Percent of net assets

Fannie Mae	7.73
U.S. Treasury	3.81
Freddie Mac	2.68
Nestlé	2.55
German Government	2.44
Japanese Government	2.39
Société Générale	2.28
McDonald's	2.07
Svenska Handelsbanken	1.83
Coca-Cola	1.83

			Percent
		Value	of net
Common stocks - 48.18%	Shares	(000)	assets

Industrials - 6.86%
Siemens AG (1)	3,980	546	1.25
General Electric Co.	23,100	436	1.00
Atlas Copco AB, Class B (1)	13,940	328	.75
Keppel Corp. Ltd. (1)	35,000	317	.72
Other securities		1,379	3.14
		3,006	6.86

Information technology - 5.81%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	200,000	506	1.16
Oracle Corp.	12,420	409	.93
Canon, Inc. (1)	8,500	405	.92
Other securities		1,224	2.80
		2,544	5.81

Consumer discretionary - 5.72%
Home Depot, Inc.	14,430	523	1.19
Amazon.com, Inc. (2)	2,080	425	.97
Daimler AG (1)	4,630	348	.79
Thomson Reuters Corp.	7,600	285	.65
McDonald's Corp.	2,440	206	.47
Other securities		721	1.65
		2,508	5.72

Financials - 5.49%
HCP, Inc.	8,470	311	.71
Industrial and Commercial Bank of China Ltd., Class H (1)	352,000	269	.61
Other securities		1,825	4.17
		2,405	5.49

Consumer staples - 5.35%
Nestlé SA (1)	9,930	617	1.41
Procter & Gamble Co.	8,600	547	1.25
Unilever PLC (1)	11,600	374	.85
Other securities		806	1.84
		2,344	5.35

Health care - 4.55%
Bristol-Myers Squibb Co.	22,010	638	1.46
Merck & Co., Inc.	17,140	605	1.38
Other securities		748	1.71
		1,991	4.55

Telecommunication services - 4.42%
Verizon Communications Inc.	10,580	394	.90
Total Access Communication PCL, nonvoting depository receipt (1)	200,000	357	.81
América Móvil, SAB de CV, Series L	228,000	308	.70
France Télécom SA (1)	12,730	271	.62
Other securities		608	1.39
		1,938	4.42

Energy - 4.34%
Royal Dutch Shell PLC, Class B (1)	14,230	508	1.16
Chevron Corp.	3,780	389	.89
Penn West Petroleum Ltd.	14,450	334	.76
Husky Energy Inc.	10,800	294	.67
Other securities		377	.86
		1,902	4.34

Materials - 3.82%
Other securities		1,674	3.82

Utilities - 1.82%
Power Assets Holdings Ltd. (1)	56,000	424	.97
Other securities		374	.85
		798	1.82

Total common stocks (cost: $21,852,000)		21,110	48.18

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 31.70%	(000)	(000)	assets

Bonds & notes of governments & government agencies outside the U.S. - 17.25%
German Government, Series 7, 4.00% 2018	€200	314
German Government 3.00% 2020	350	511
German Government 3.25%-4.75% 2020-2040	155	242	2.44
Japanese Government, Series 269, 1.30% 2015	¥5,000	64
Japanese Government, Series 296, 1.50% 2018	75,000	982	2.39
Swedish Government, Series 1049, 4.50% 2015	SKr 3,200	545
Swedish Government 3.50%-5.00% 2020-2028 (3)	917	180	1.65
United Mexican States Government, Series M10, 7.75% 2017	MXN 4,500	412
United Mexican States Government 3.50%-10.00% 2015-2036 (3)	1,956	185	1.36
Polish Government 5.125% 2021	$100	104
Polish Government 5.25%-5.75% 2014-2017	PLN 1,175	433	1.23
Singapore (Republic of) 2.875% 2015	$ S 150	132
Singapore (Republic of) 3.75% 2016	425	391	1.19
Kingdom of Denmark 4.00%-5.00% 2013-2019	DKr 2,250	468	1.07
Netherlands Government Eurobond 3.25% 2015	€250	376	.86
South Korean Government 5.25% 2015	KRW 350,000	343	.78
Other securities		1,874	4.28
		7,556	17.25

Corporate bonds & notes - 7.12%
Financials - 3.42%
JPMorgan Chase & Co. 4.40%-4.625% 2020-2021	$296	293	.67
Other securities		1,204	2.75
		1,497	3.42

Telecommunication services - 0.68%
Verizon Communications Inc. 6.00% 2041	50	53	.12
Other securities		244	.56
		297	.68

Consumer staples - 0.23%
PepsiCo, Inc. 2.50% 2016	50	51	.12
Other securities		51	.11
		102	.23

Industrials - 0.15%
General Electric Capital Corp. 0.924% 2014 (4)	65	65	.15

Other corporate bonds & notes - 2.64%
Other securities		1,161	2.64

Total corporate bonds & notes		3,122	7.12

Bonds & notes of U.S. government - 3.81%
U.S. Treasury 3.875% 2013	400	423
U.S. Treasury 4.625% 2040	300	313
U.S. Treasury 1.375%-4.75% 2015-2041 (3)	878	934	3.81
		1,670	3.81

Mortgage-backed obligations (5) - 3.52%
Fannie Mae 5.00% 2041	400	425
Fannie Mae 3.50%-6.00% 2026-2041	905	953	3.15
Other securities		166	.37
		1,544	3.52

Total bonds, notes & other debt instruments (cost: $13,970,000)		13,892	31.70

	Principal		Percent
	amount	Value	of net
Short-term securities - 23.37%	(000)	(000)	assets

Fannie Mae 0.06%-0.14% due 7/21-12/14/2011	2,010	2,009	4.58
Freddie Mac 0.09% due 9/6/2011	1,175	1,175	2.68
Société Générale North America, Inc. 0.04% due 7/1/2011	1,000	1,000	2.28
Svenska Handelsbanken Inc. 0.21% due 7/21/2011 (6)	800	800	1.83
Coca-Cola Co. 0.16% due 9/20/2011 (6)	800	800	1.83
Thunder Bay Funding, LLC 0.11% due 7/5/2011 (6)	750	750	1.71
McDonald's Corp. 0.08% due 7/14/2011 (6)	700	700	1.60
PepsiCo Inc. 0.11% due 7/20/2011 (6)	700	700	1.60
KfW 0.11% due 8/9/2011 (6)	700	700	1.60
Caisse d'Amortissement de la Dette Sociale 0.15% due 8/19/2011 (6)	700	700	1.60
Nestlé Finance International Ltd. 0.12% due 8/24/2011	500	500	1.14
Jupiter Securitization Co., LLC 0.13% due 7/1/2011 (6)	404	404	.92

Total short-term securities (cost: $10,238,000)		10,238	23.37

Total investment securities (cost: $46,060,000)		45,240	103.25
Other assets less liabilities		(1,426)	(3.25)

Net assets		$43,814	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $10,388,000, which represented 23.71% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $6,035,000, which represented 13.77% of the net assets of the fund.

Key to abbreviations and symbols
DKr = Danish kroner
€ = Euros
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to Financial Statements

Bond Fund
Summary investment portfolio  June 30, 2011
unaudited

Largest Holdings (by issuer)	Percent of net assets

Fannie Mae	28.43%
U.S. Treasury	25.17
Freddie Mac	3.54
Federal Home Loan Bank	1.20
South Korean Government	.72
JPMorgan Chase	.66
United Mexican States Government	.53
Malaysian Government	.49
Canadian Government	.47
Germany Federal Republic	.46

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 93.93%	(000)	(000)	assets

Mortgage-backed obligations (1) - 33.69%
Fannie Mae:
4.00% 2040	$44,637	$44,714
4.00% 2040	41,538	41,609
4.00% 2041	78,198	78,332
4.00% 2041	73,418	73,544
4.00% 2041	62,000	62,019
4.00% 2041	60,798	60,902
4.00% 2041	54,480	54,574
4.00% 2041	50,451	50,538
4.00% 2041	49,287	49,372
4.00% 2041	41,385	41,456
4.50% 2041	149,750	154,500
4.50% 2041	47,130	48,940
5.00% 2041	87,330	92,461
5.00% 2041	75,000	79,699
5.50% 2041	54,520	58,958
3.50%-9.863% 2011-2042 (2)	1,831,296	1,905,693	27.94%
Freddie Mac 0%-5.686% 2018-2041 (2)	174,995	182,863	1.77
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	43,334	46,889	.45
Other securities		366,212	3.53
		3,493,275	33.69

Bonds & notes of U.S. government & government agencies - 29.70%
U.S. Treasury:
4.625% 2011	55,000	55,421
1.00% 2012	164,105	165,121
1.00% 2012	130,500	131,374
4.50% 2012	60,000	61,942
4.875% 2012	50,000	51,477
1.125% 2013	141,643	143,485
2.00% 2013	115,925	119,802
1.25% 2014	94,036	95,425
1.75% 2014	53,885	55,386
2.125% 2015	68,500	70,325
1.75% 2016	59,020	59,114
2.00% 2016	162,425	165,604
2.375% 2016	75,000	77,605
4.625% 2016	40,000	45,658
5.125% 2016	55,500	64,508
7.50% 2016	113,250	146,155
2.50% 2017	64,250	65,485
4.625% 2017	89,250	101,839
8.75% 2017	75,000	102,987
8.75% 2020	40,000	58,644
3.625% 2021	57,065	59,509
4.25% 2039	139,351	136,748
3.875% 2040	59,000	54,023
4.625% 2040	125,500	130,845
1.125%-6.125% 2013-2039 (3)	372,501	392,060	25.17
Freddie Mac:
2.125% 2012	50,000	50,994
5.75% 2012	40,000	41,207
1.625%-5.50% 2011-2016	88,170	91,800	1.77
Federal Home Loan Bank:
1.75% 2012	44,000	44,719
2.25%-4.00% 2012-2013	75,000	79,140	1.20
Fannie Mae 1.00%-5.375% 2013-2016	48,530	50,283	.49
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497%-2.20% 2012 (2)	27,000	27,274	.26
Other securities		83,473	.81
		3,079,432	29.70

Financials - 7.44%
JPMorgan Chase & Co. 2.05%-4.625% 2014-2021	67,945	68,815	.66
Other securities		702,904	6.78
		771,719	7.44

Bonds & notes of governments & government agencies outside the U.S. - 6.58%
Canadian Government 2.00% 2014	$ C 45,245	47,020	.45
Other securities		635,500	6.13
		682,520	6.58

Consumer staples - 1.28%
Coca-Cola Co. 1.50%-3.15% 2015-2020	$14,395	14,017	.13
Other securities		119,127	1.15
		133,144	1.28

Other - 15.24%
Other securities		1,579,935	15.24

Total bonds, notes & other debt instruments (cost: $9,439,634,000)		9,740,025	93.93

			Percent
		Value	of net
Preferred securities - 0.27%		(000)	assets

Financials - 0.26%
Other securities		27,128	.26

Miscellaneous - 0.01%
Other preferred securities in initial period of acquisition		1,035	.01

Total preferred securities (cost: $22,774,000)		28,163	.27

			Percent
		Value	of net
Common stocks - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		801	.01

Total common stocks (cost: $1,032,000)		801	.01

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		278	.00

Total rights & warrants (cost: $5,038,000)		278	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.27%	(000)	(000)	assets

Fannie Mae 0.09%-0.23% due 9/13/2011-3/1/2012	$432,040	431,853	4.17
Freddie Mac 0.11%-0.145% due 8/10/2011-2/7/2012	254,375	254,207	2.45
Procter & Gamble International Funding S.C.A. 0.08% due 7/12/2011 (4)	100,000	99,997	.96
Coca-Cola Co. 0.19%-0.20% due 7/1-10/11/2011 (4)	90,500	90,479	.87
Jupiter Securitization Co., LLC 0.19% due 7/25/2011 (4)	46,900	46,893
JPMorgan Chase & Co. 0.15% due 8/8/2011	13,600	13,597	.58
Variable Funding Capital Company LLC 0.20% due 7/14/2011 (4)	43,670	43,667	.42
Federal Home Loan Bank 0.29% due 11/14/2011	22,398	22,390	.22
U.S. Treasury Bill 0.209% due 1/12/2012	10,500	10,495	.10
Other securities		51,485	.50

Total short-term securities (cost: $1,064,984,000)		1,065,063	10.27

Total investment securities (cost: $10,533,462,000)		10,834,330	104.48
Other assets less liabilities		(464,174)	(4.48)

Net assets		$10,370,156	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,211,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $10,342,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,179,995,000, which represented 11.38% of the net assets of the fund.

Key to symbol
C$ = Canadian dollars

See Notes to Financial Statements

Global Bond Fund
Summary investment portfolio  June 30, 2011
unaudited

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 93.68%	(000)	(000)	assets

Euros - 22.00%
German Government:
Series 157, 2.25% 2015	€9,000	US$ 13,156
Series 5, 3.25% 2015	8,300	12,572
Series 6, 3.75% 2017	8,470	13,122
4.25% 2017	6,900	10,972
Series 7, 4.00% 2018	16,045	25,212
Series 8, 4.25% 2018	26,200	41,817
3.50% 2019	9,840	14,984
3.75% 2019	25,050	38,804
Series 9, 3.25% 2020	60,190	89,946
6.25% 2030	7,200	14,055
3.75%-4.75% 2014-2040	13,565	21,131	13.64%
Italian Government:
4.25% 2014	8,500	12,539
3.75%-4.50% 2013-2019	12,800	18,644	1.44
French Government B.T.A.N. Eurobond 4.50% 2013	8,750	13,391	.62
Canadian Government 3.50% 2020	4,000	5,989	.28
Other securities		130,556	6.02
		476,890	22.00

Japanese yen - 8.82%
Japanese Government:
Series 248, 0.70% 2013	¥820,000	10,278
Series 269, 1.30% 2015	3,595,300	46,258
Series 284, 1.70% 2016	3,412,650	45,141
Series 299, 1.30% 2019	2,387,750	30,812
Series 310, 1.00% 2020	2,059,850	25,558
Series 21, 2.30% 2035	1,111,400	14,623
1.40%-2.40% 2012-2038	1,429,500	18,649	8.82
		191,319	8.82

South Korean won - 3.85%
South Korean Government:
Series 1303, 5.25% 2013	KRW 19,003,710	18,241
Series 1309, 5.75% 2013	13,550,000	13,200
5.75% 2018	12,150,000	12,476
4.25%-5.50% 2014-2017	40,654,300	39,461	3.85
		83,378	3.85

Malaysian ringgits - 3.54%
Malaysian Government:
Series 509, 3.21% 2013	MYR 50,250	16,672
Series 204, 5.094% 2014	40,860	14,206
Series 0207, 3.814% 2017	38,435	12,855
Series 0210, 4.012% 2017	47,405	15,961
3.702%-4.24% 2013-2018	50,785	17,050	3.54
		76,744	3.54

Polish zloty - 2.93%
Polish Government:
Series 0414, 5.75% 2014	PLN 90,450	33,741
Series 1017, 5.25% 2017	82,435	29,810	2.93
		63,551	2.93

Mexican pesos - 2.23%
United Mexican States Government:
Series M10, 7.75% 2017	MXN 231,400	21,160
8.00%-10.00% 2014-2036	284,300	27,094	2.23
		48,254	2.23

British pounds - 2.18%
United Kingdom 2.75%-6.00% 2011-2046	£24,470	41,606	1.92
Other securities		5,686	.26
		47,292	2.18

Canadian dollars - 2.00%
Canadian Government:
2.00% 2014	$ C 15,505	16,113
2.00%-4.50% 2014-2018	7,840	8,616	1.14
Wells Fargo & Co. 6.05% 2012	250	271	.01
Other securities		18,331	.85
		43,331	2.00

Swedish kronor - 1.48%
Swedish Government:
Series 1049, 4.50% 2015	SKr 128,900	21,954
4.00%-6.75% 2012-2014 (1)	59,010	10,132	1.48
		32,086	1.48

Singapore dollars - 1.44%
Singapore (Republic of) 3.75% 2016	$ S 33,885	31,201	1.44

Danish kroner - 1.24%
Kingdom of Denmark:
4.00% 2015	DKr 64,000	13,267
4.00%-5.00% 2012-2013	47,505	9,587	1.05
Other securities		4,055	.19
		26,909	1.24

Israeli shekels - 0.77%
Israeli Government 5.50% 2017	ILS 38,610	11,782	.54
Other securities		4,886	.23
		16,668	.77

Australian dollars - 0.77%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A 12,000	13,306	.61
Other securities		3,351	.16
		16,657	.77

Colombian pesos - 0.70%
Colombia (Republic of) Global 12.00% 2015	COP 20,154,000	14,510	.67
Other securities		731	.03
		15,241	.70

Norwegian kroner - 0.60%
Norwegian Government 5.00% 2015	NKr 65,000	13,080	.60

U.S. dollars - 36.51%
U.S. Treasury:
1.00% 2012	US$ 31,000	31,208
1.25% 2014	12,990	13,182
2.00% 2016	17,970	18,322
5.125% 2016	16,500	19,178
7.50% 2016	9,400	12,131
4.625% 2017	9,250	10,555
8.875% 2017	16,000	22,241
3.875% 2040	12,750	11,675
0.75%-6.00% 2011-2041 (2)	109,263	112,449	11.58
Fannie Mae:
4.00% 2041 (1)	11,402	11,422
4.50% 2041 (1)	15,250	15,734
3.50%-6.50% 2024-2041 (1) (3)	111,182	114,309	6.53
Freddie Mac 0%-6.50% 2036-2041 (1) (3)	6,988	7,456	.34
Wells Fargo & Co. 3.676%-4.60% 2016-2021	3,030	3,083	.14
Polish Government 6.375% 2019	2,175	2,490	.11
United Mexican States Government Global 5.95% 2019	1,660	1,913	.09
South Korean Government 5.75% 2014	700	774	.04
Other securities		383,414	17.68
		791,536	36.51

Other currencies - 2.62%
Other securities		56,639	2.62

Total bonds, notes & other debt instruments (cost: $1,914,819,000)		2,030,776	93.68

Preferred securities - 0.08%

U.S. dollars - 0.08%
Other securities		1,801	.08

Total preferred securities (cost: $1,502,000)		1,801	.08

Common stocks - 0.01%

U.S. dollars - 0.01%
Other securities		197	.01

Total common stocks (cost: $127,000)		197	.01

Rights & warrants - 0.00%

U.S. dollars - 0.00%
Other securities		9	.00

Total rights & warrants (cost: $30,000)		9	.00

	Principal
	amount
Short-term securities - 5.58%	(000)

Nestlé Finance International Ltd. 0.12% due 8/24/2011	US$ 25,000	24,997	1.15
U.S. Treasury Bill 0.223% due 1/12/2012	21,600	21,590	1.00
Freddie Mac 0.24% due 7/27/2011	19,000	18,999	.88
Variable Funding Capital Corp. 0.15% due 8/18/2011 (4)	18,700	18,696	.86
Other securities		36,653	1.69

Total short-term securities (cost: $121,020,000)		120,935	5.58

Total investment securities (cost: $2,037,498,000)		2,153,718	99.35
Other assets less liabilities		14,138	.65

Net assets		US$2,167,856	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,299,000, which represented .06% of the net assets of the fund. One of these securities (with a value of less than $1,000) may be subject to legal or contractual restrictions on sale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $160,139,000, which represented 7.39% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio  June 30, 2011
 unaudited

Largest Holdings (by issuer)	Percent of net assets

First Data	2.94%
CIT Group	2.82
Freescale Semiconductor	2.46
MGM Resorts International	2.36
Realogy	2.25
Sprint Nextel	2.01
Clearwire	1.63
Elan	1.54
NXP	1.46
Hawker Beechcraft	1.43

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 92.29%	(000)	(000)	assets

Consumer discretionary - 21.90%
MGM Resorts International:
6.75% 2013	$10,820	$10,901
5.875% 2014	10,830	10,465
6.625%-13.00% 2012-2020	24,910	25,941	2.36%
Univision Communications Inc.:
Term Loan, 4.436% 2017 (1) (2) (3)	14,806	14,085
6.875%-8.5% 2019-2021 (4)	10,495	10,499	1.23
Virgin Media Finance PLC:
9.125% 2016	9,175	9,680
6.50%-9.50% 2016-2019 (4)	9,535	10,790
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,569	1.10
Revel Entertainment:
Term Loan B, 9.00% 2018 (1) (2) (3)	11,500	10,774
12.00% 2018 (5) (6) (7)	5	9,323	1.00
Cinemark USA, Inc. 8.625% 2019	12,420	13,662	.68
Needle Merger Sub Corp. 8.125% 2019 (4)	11,960	12,109	.61
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018 (1) (2) (3)	11,540	11,398	.57
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,343	.47
Other securities		277,824	13.88
		438,363	21.90

Financials - 12.87%
CIT Group Inc., Series A, 7.00%:
2015	26,733	26,833
2016	16,620	16,578
2014(2)	9,098	9,223
Term Loan 3, 6.25% 2015 (1) (2) (3)	3,730	3,758	2.82
Realogy Corp.:
Term Loan B, 4.518% 2016 (1) (2) (3)	14,702	13,232
Second Lien Term Loan A, 13.50% 2017 (2) (3)	18,315	19,547
7.875% 2019 (4)	11,100	11,044
Letter of Credit, 3.223% 2016 (1) (2) (3)	1,410	1,269	2.25
Other securities		156,193	7.80
		257,677	12.87

Industrials - 11.44%
Hawker Beechcraft Acquisition Co., LLC:
Term Loan B, 2.186% 2014 (1) (2) (3)	21,277	17,957
Term Loan B, 10.50% 2014 (1) (2) (3)	1,502	1,517
Letter of Credit, 2.146% 2014 (1) (2) (3)	1,236	1,044
8.50%-8.875%% 2014-2015 (1) (6)	10,383	8,199	1.43
Associated Materials, LLC 9.125% 2017 (4)	15,555	15,555	.78
Ply Gem Industries, Inc. 8.25% 2018 (4)	14,630	13,935	.69
DAE Aviation Holdings, Inc. 11.25% 2015 (4)	10,871	11,360	.57
Nortek Inc. 10.00% 2018 (4)	9,710	9,759	.49
Other securities		149,726	7.48
		229,052	11.44

Telecommunication services - 10.38%
Nextel Communications, Inc.:
Series D, 7.375% 2015	$20,955	21,060
5.95%-6.875% 2013-2014	11,935	12,006
Sprint Capital Corp. 8.375% 2012	4,625	4,833
Sprint Nextel Corp. 6.00% 2016	2,250	2,259	2.01
Clearwire Communications and Clearwire Finance, Inc.:
12.00% 2015 (4)	13,465	14,492
12.00% 2015-2017 (4)	16,245	17,270	1.59
Wind Acquisition SA:
11.75% 2017 (4)	16,780	19,087
7.25% 2018 (4)	950	990
7.375% 2018	€3,075	4,593	1.23
Cricket Communications, Inc:
7.75% 2016	$15,485	16,492
7.75%-10.00% 2015-2020	5,625	5,877	1.12
LightSquared, Term Loan B, 12.00% 2014 (2) (3) (6)	19,946	19,248	.96
Vodafone Group PLC, Term Loan, 6.875% 2015 (2) (3) (6) (7)	9,867	10,212	.51
Digicel Group Ltd. 8.875% 2015 (4)	9,350	9,607	.48
Other securities		49,740	2.48
		207,766	10.38

Health care - 10.37%
Elan Finance PLC and Elan Finance Corp.:
8.875% 2013	16,770	17,525
8.75% 2016	10,180	10,753
8.75% 2016 (4)	2,500	2,634	1.54
Quintiles, Term Loan B, 5.00% 2018 (1) (2) (3)	18,025	17,943
Quintiles Transnational 9.50% 2014 (1) (4) (6)	6,420	6,597	1.23
VWR Funding, Inc., Series B, 10.25% 2015 (1) (6)	15,402	16,173	.81
PTS Acquisition Corp. 9.50% 2015 (1) (6)	14,540	14,613	.73
Bausch & Lomb Inc. 9.875% 2015	13,105	13,957	.70
DJO Finance LLC and DJO Finance Corp. 7.75% 2018 (4)	10,800	10,800	.54
Tenet Healthcare Corp. 7.375% 2013	10,335	10,748	.53
Symbion Inc 8.00% 2016 (4)	9,725	9,555	.47
Other securities		76,405	3.82
		207,703	10.37

Information technology - 8.64%
First Data Corp.:
8.25% 2021 (4)	9,740	9,594
12.625% 2021 (4)	16,160	17,372
8.75% 2022 (1) (4) (6)	14,342	14,091
7.375%-11.25% 2014-2019 (4) (6)	11,839	11,927
Term Loan B2, 2.936% 2014 (1) (2) (3)	6,259	5,809	2.94
Freescale Semiconductor, Inc.:
10.125% 2016	16,113	17,422
9.125% 2014 (1) (6)	10,001	10,513
8.875%-10.125% 2014-2018 (4)	19,275	20,887
Term Loan, 4.441% 2016 (1) (2) (3)	403	401	2.46
NXP BV and NXP Funding LLC:
9.75% 2018 (4)	11,620	13,072
3.028%-10.00% 2013-2015 (1) (5)	7,811	8,377	1.46
4.077%-8.625% 2013-2015 (1) (2)	€5,187	7,739
Other securities		35,739	1.78
		172,943	8.64

Materials - 5.05%
Georgia Gulf Corp. 9.00% 2017 (4)	$13,205	14,129	.71
Other securities		86,926	4.34
		101,055	5.05

Energy - 3.96%
Petroplus Finance Ltd.:
6.75% 2014 (4)	13,330	13,130
7.00%-9.375% 2017-2019 (4)	10,543	10,093	1.16
Other securities		55,985	2.80
		79,208	3.96

Consumer staples - 3.84%
Rite Aid Corp. 10.25% 2019	9,645	10,658	.53
SUPERVALU INC. 8.00% 2016	9,030	9,256	.47
Other securities		56,888	2.84
		76,802	3.84

Utilities - 3.35%
Intergen Power 9.00% 2017 (4)	8,775	9,323	.47
Other securities		57,669	2.88
		66,992	3.35

Other - 0.49%
Other securities		10,076	.49

Total bonds, notes & other debt instruments (cost: $1,745,465,000)		1,847,637	92.29

Convertible securities - 0.53%	Principal amount (000)	Value (000)	Percent of net assets

Telecommunication services - 0.04%
Clearwire Corp. 8.25% convertible notes 2040 (4)	$891	795	.04

Other - 0.49%
Other securities		9,875	.49
Total convertible securities (cost: $9,671,000)		10,670	.53

Preferred securities - 1.92%

Other - 1.92%
Other securities		38,395	1.92
Total preferred securities (cost: $32,155,000)		38,395	1.92

			Percent
		Value	of net
Common stocks - 0.70%		(000)	assets

Other - 0.70%
Other securities		14,121	.70
Total common stocks (cost: $10,716,000)		14,121	.70

Rights & warrants - 0.03%

Other - 0.03%
Other securities		575	.03
Total rights & warrants (cost: $4,982,000)		575	.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.68%	(000)	(000)	assets

Johnson & Johnson 0.20%-0.25% due 8/10/2011-10/31/2011 (4)	$28,300	28,297	1.41%
Coca-Cola Co. 0.19%-0.20% due 7/1/2011-7/22/2011 (4)	25,200	25,199	1.26
United Technologies Corp. 0.04% due 7/1/2011 (4)	17,800	17,800	.89
Other securities		2,305	.12
Total short-term securities (cost: $73,596,000)		73,601	3.68
Total investment securities (cost: $1,876,585,000)		1,984,999	99.15
Other assets less liabilities		16,969	.85

Net assets		$2,001,968	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $213,625,000, which represented 10.67% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $735,206,000, which represented 36.72% of the net assets of the fund.

(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Revel Entertainment 12.00% 2018	2/15/2011	$10,253	9,323	.47%
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,141	1,491	.07
Other restricted securities		3,270	3,224	.16
Total restricted securities		$14,664	$14,038	.70%

(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $33,564,000, which represented 1.68% of the net assets of the fund.

Key to symbol
€ = Euros

See Notes to Financial Statements

Mortgage Fund
Investment portfolio  June 30, 2011
unaudited

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 73.67%	(000)	(000)	assets

Federal agency mortgage-backed obligations (1) - 71.30%
Fannie Mae 4.50% 2038	$6,400	$6,603
Fannie Mae 4.50% 2041	4,190	4,342
Fannie Mae 4.50% 2041	1,000	1,035	48.51%
Freddie Mac 5.00% 2041	3,200	3,395	13.75
Government National Mortgage Assn. 3.50% 2041	1,797	1,748
Government National Mortgage Assn. 3.50% 2041	300	292
Government National Mortgage Assn. 3.50% 2041	200	194	9.04
		17,609	71.30

U.S. Treasury bonds & notes - 2.37%
U.S. Treasury 4.75% 2041	550	585	2.37

Total bonds, notes & other debt instruments (cost: $18,248,000)		18,194	73.67

	Principal		Percent
	amount	Value	of net
Short-term securities - 88.37%	(000)	(000)	assets

U.S. Treasury Bills 0.015%-0.23% due 7/14-8/4/2011	$2,300	2,300	9.31
Federal Home Loan Bank 0.02%-0.07% due 8/17-8/24/2011	1,800	1,800	7.29
Federal Farm Credit Banks 0.03%-0.045% due 7/19-8/8/2011	1,650	1,650	6.68
Abbott Laboratories 0.06%-0.07% due 7/5-7/19/2011 (2)	710	710	2.88
IBM Corp. 0.05% due 7/27/2011 (2)	710	710	2.88
Hewlett-Packard Co. 0.09% due 7/18/2011 (2)	710	710	2.88
John Deere Capital Corp. 0.09%-0.10% due 7/19-8/4/2011 (2)	710	710	2.88
Coca-Cola Co. 0.09%-0.12% due 7/15-8/16/2011 (2)	710	710	2.88
Merck & Co. Inc. 0.10% due 8/30/2011 (2)	710	710	2.88
JPMorgan Chase & Co. 0.07% due 8/29/2011	710	709	2.87
NetJets Inc. 0.08% due 7/8/2011 (2)	700	700	2.83
Paccar Financial Corp. 0.11% due 7/11/2011	700	700	2.83
Private Export Funding Corp. 0.155%-0.20% due 9/20-10/4/2011 (2)	680	680	2.75
International Bank for Reconstruction and Development 0.03%-0.08% due 7/27-8/5/2011	675	675	2.73
Ciesco LLC 0.12% due 7/1-7/26/2011	650	650	2.63
Medtronic Inc. 0.09% due 7/19/2011 (2)	640	640	2.59
PepsiCo Inc. 0.10% due 8/2/2011 (2)	640	640	2.59
Honeywell International Inc. 0.11% due 9/12/2011 (2)	640	639	2.59
Procter & Gamble International Funding S.C.A. 0.07% due 7/7/2011 (2)	600	600	2.43
Emerson Electric Co. 0.09% due 7/8/2011 (2)	600	600	2.43
Pfizer Inc 0.08% due 7/11/2011 (2)	600	600	2.43
Nordea North America, Inc. 0.11% due 7/12/2011	600	600	2.43
Harvard University 0.12% due 7/6/2011	560	560	2.27
Svenska Handelsbanken Inc. 0.17% due 7/18/2011 (2)	550	550	2.23
McDonald's Corp. 0.08% due 7/14/2011 (2)	500	500	2.02
Bank of America Corp. 0.15% due 7/29/2011	500	500	2.02
Wal-Mart Stores, Inc. 0.07% due 7/25/2011 (2)	410	410	1.66
eBay Inc. 0.12% due 7/6/2011 (2)	300	300	1.22
Johnson & Johnson 0.145% due 8/29/2011 (2)	280	280	1.13
Straight-A Funding LLC 0.18% due 8/3/2011 (2)	280	280	1.13

Total short-term securities (cost: $21,823,000)		21,823	88.37

Total investment securities (cost: $40,071,000)		40,017	162.04
Other assets less liabilities		(15,321)	(62.04)

Net assets		$24,696	100.00%

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,679,000, which represented 47.29% of the net assets of the fund.

See Notes to Financial Statements

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2011
unaudited

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 86.78%	(000)	(000)	assets
Mortgage-backed obligations - 41.98%
Federal agency mortgage-backed obligations (1) - 41.89%
Fannie Mae:
3.50% 2026	$26,202	$26,728
6.00% 2038	43,930	48,339
2.609% 2040 (2)	29,036	29,782
4.00% 2041	49,000	49,015
4.00% 2041	39,817	39,885
4.00% 2041	25,584	25,629
4.00% 2041	24,948	24,991
4.50% 2041	123,975	127,907
4.50% 2041	22,261	23,073
4.50% 2041	22,193	23,002
5.00% 2041	54,385	57,580
0%-11.614% 2012-2047 (2)	556,691	569,357	27.59%
Government National Mortgage Assn. 3.50%-6.50% 2024-2058 (2)	249,580	264,511	6.98
Freddie Mac:
4.00% 2041	61,490	61,547
0%-6.00% 2014-2041 (2)	178,410	186,592	6.55
Other securities		29,019	.77
		1,586,957	41.89

Other mortgage-backed securities - 0.09%
Other securities		3,541	.09

Total mortgage-backed obligations		1,590,498	41.98

U.S. Treasury bonds & notes - 30.65%
U.S. Treasury:
0.625% 2012	42,250	42,417
1.00% 2012	46,000	46,308
1.375% 2012	22,590	22,918
4.875% 2012	72,300	74,435
1.125% 2013	27,483	27,840
1.375% 2013	53,790	54,651
1.25% 2014	41,540	42,154
2.00% 2014 (3)	22,623	24,417
2.625% 2014	27,800	29,310
2.125% 2015	28,750	29,516
2.375% 2016	30,400	31,456
2.50% 2017	54,250	55,293
4.625% 2017	33,490	38,214
3.50% 2018	64,250	68,943
3.125% 2019	26,020	26,868
3.50% 2020	40,100	41,868
3.625% 2020	29,800	31,529
6.25% 2023	20,820	26,458
3.875% 2040	74,750	68,445
4.375% 2040	49,500	49,476
4.625% 2040	102,780	107,157
0.625%-8.875% 2012-2041 (3)	199,121	221,232	30.65
		1,160,905	30.65

Federal agency bonds & notes - 13.80%
Federal Home Loan Bank:
0.875% 2012	59,850	60,247
1.75% 2012	29,300	29,779
3.625% 2013	58,750	62,663
5.50% 2014	46,910	53,354
1.00%-2.375% 2012-2014	45,010	45,775	6.65
Freddie Mac:
2.125% 2012	50,000	50,994
2.50% 2014	4,000	4,174
1.75% 2015	23,425	23,530	2.08
Fannie Mae:
6.125% 2012	10,000	10,412
1.00% 2013	26,550	26,749	.98
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125%-3.125% 2011-2012	29,550	30,215	.80
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%-2.625% 2014	23,500	24,006	.63
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25%-2.25% 2011-2012	12,650	12,851	.34
Other securities		87,983	2.32
		522,732	13.80

Other - 0.35%
Other securities		13,271	.35

Total bonds, notes & other debt instruments (cost: $3,230,253,000)		3,287,406	86.78

	Principal		Percent
	amount	Value	of net
Short-term securities - 20.14%	(000)	(000)	assets

Coca-Cola Co. 0.13%-0.20% due 7/1-9/14/2011 (4)	$113,200	113,184	2.99
Johnson & Johnson 0.16%-0.25% due 7/5-10/31/2011 (4)	111,200	111,173	2.93
Fannie Mae 0.11% due 11/14-12/21/2011	103,825	103,781	2.74
Freddie Mac 0.09%-0.14% due 10/20-12/15/2011	100,850	100,818	2.66
CAFCO, LLC 0.12%-0.20% due 7/27-9/28/2011	78,500	78,472	2.07
Falcon Asset Securitization Co., LLC 0.17% due 9/26/2011 (4)	36,600	36,588
JPMorgan Chase & Co. 0.15% due 8/5/2011	30,100	30,094	1.76
IBM Corp. 0.06% due 7/18/2011 (4)	50,500	50,498	1.33
Procter & Gamble International Funding S.C.A. 0.08% due 7/14-7/15/2011 (4)	45,600	45,599	1.20
Colgate-Palmolive Co. 0.06% due 7/21/2011 (4)	29,000	28,999	.77
Walt Disney Co. 0.16% due 7/25/2011 (4)	26,000	25,997	.69
Federal Farm Credit Banks 0.23% due 8/11/2011	20,000	19,999	.53
Federal Home Loan Bank 0.09% due 12/2/2011	17,900	17,892	.47

Total short-term securities (cost: $763,059,000)		763,094	20.14

Total investment securities (cost: $3,993,312,000)		4,050,500	106.92
Other assets less liabilities		(262,302)	(6.92)

Net assets		$3,788,198	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,811,000, which represented .07% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $431,075,000, which represented 11.38% of the net assets of the fund.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio  June 30, 2011
unaudited

	Principal		Percent
	amount	Value	of net
Short-term securities - 100.69%	(000)	(000)	assets

Federal agency discount notes - 40.72%
Fannie Mae 0.085%-0.10% due 9/14-11/21/2011	$97,650	$97,627	16.61%
Freddie Mac 0.025%-0.22% due 7/5-12/15/2011	84,265	84,256	14.34
Federal Home Loan Bank 0.025%-0.07% due 8/5-8/31/2011	57,400	57,396	9.77
		239,279	40.72

U.S. Treasuries - 38.07%
U.S. Treasury Bills 0.018%-0.18% due 7/14-11/17/2011	223,700	223,694	38.07

Commercial paper - 21.90%
Private Export Funding Corp. 0.07% due 7/18/2011 (1)	17,000	17,000	2.89
United Technologies Corp. 0.04%-0.10% due 7/1-7/6/2011 (1)	16,300	16,300	2.77
BNP Paribas Finance Inc. 0.27% due 7/5/2011	16,300	16,299	2.77
Wal-Mart Stores, Inc. 0.06%-0.07% due 7/11-7/18/2011 (1)	16,200	16,200	2.76
PepsiCo Inc. 0.09% due 8/15/2011 (1)	16,000	15,998	2.72
Straight-A Funding LLC 0.14% due 8/16/2011 (1)	15,000	14,997	2.55
CAFCO, LLC 0.12% due 7/25/2011	3,500	3,500
Ciesco LLC 0.15% due 8/12/2011	10,000	9,998	2.30
Falcon Asset Securitization Co., LLC 0.13% due 7/20/2011 (1)	9,900	9,899	1.69
Old Line Funding, LLC 0.25% due 7/8/2011 (1)	8,500	8,500	1.45
		128,691	21.90

Total investment securities (cost: $591,640,000)		591,664	100.69
Other assets less liabilities		(4,074)	(.69)

Net assets		$587,590	100.00%

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $98,894,000, which represented 16.83% of the net assets of the fund.

See Notes to Financial Statements

Financial Statements

Statements of assets and liabilities at June 30, 2011

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$266,231	$5,619,641	$3,864,569	$27,290,302	$10,260,614	$2,542,087	$4,556,337	$2,267,987	$25,072,913
Affiliated issuers	-	-	102,260	710,159	-	-	-	9,269	-
Cash denominated in currencies other than U.S. dollars	-	1,703	345	-	5,383	941	-	968	269
Cash	86	110	104	134	36	125	61	84	466
Unrealized appreciation on open forward currency contracts	-	-	-	-	-	-	-	-	-
Receivables for:
Sales of investments	1,729	21,785	15,114	229,472	131,914	2,327	2,666	4,605	47,947
Sales of fund's shares	255	2,314	3,274	17,136	11,734	1,663	3,865	2,373	10,419
Closed forward currency contracts	-	-	-	-	-	-	-	-	-
Dividends and interest	372	11,809	1,951	24,809	28,400	10,268	6,020	9,514	36,906
Other assets	-	67	-	-	-	-	-	-	-
	268,673	5,657,429	3,987,617	28,272,012	10,438,081	2,557,411	4,568,949	2,294,800	25,168,920
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-	-	-	-	-	-	-	-
Payables for:
Purchases of investments	710	7,469	18,360	212	14,124	7,769	2,528	2,737	17,574
Repurchases of fund's shares	86	6,489	3,918	18,426	10,869	3,071	2,088	1,160	19,540
Closed forward currency contracts	-	-	-	-	-	-	-	-	-
Investment advisory services	125	2,378	2,248	7,254	4,128	1,505	1,513	1,084	5,425
Distribution services	47	859	625	3,970	1,334	339	733	427	3,041
Trustees' deferred compensation	1	20	11	312	145	5	13	4	363
Non-U.S. taxes	-	-	-	70	2,405	-	-	-	-
Other	1	42	61	53	150	227	2	17	23
	970	17,257	25,223	30,297	33,155	12,916	6,877	5,429	45,966
Net assets at June 30, 2011 (total: $113,863,022)	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926	$2,544,495	$4,562,072	$2,289,371	$25,122,954
Investment securities, at cost:
Unaffiliated issuers	$225,737	$4,162,641	$3,032,249	$19,092,542	$8,154,277	$1,895,230	$3,893,897	$1,951,708	$19,465,023
Affiliated issuers	$-	$-	$105,917	$474,332	$-	$-	$-	$15,878	$-
Cash denominated in currencies other than U.S. dollars, at cost	$-	$1,703	$344	$-	$5,379	$941	$-	$968	$269
Net assets consist of:
Capital paid in on shares of beneficial interest	$247,953	$4,845,364	$3,513,211	$23,739,544	$9,219,789	$1,971,986	$4,465,627	$2,508,653	$22,995,254
Undistributed (distributions in excess of) net investment income	681	29,943	(55,247)	49,882	86,652	5,083	40,384	21,831	196,897
(Accumulated) Undistributed net realized (loss) gain	(21,425)	(692,289)	(324,235)	(3,981,563)	(1,006,126)	(79,342)	(606,379)	(550,847)	(3,677,745)
Net unrealized appreciation (depreciation)	40,494	1,457,154	828,665	8,433,852	2,104,611	646,768	662,440	309,734	5,608,548
Net assets at June 30, 2011	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926	$2,544,495	$4,562,072	$2,289,371	$25,122,954

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $40,783,084)	$33,447	$1,383,489	$885,021	$8,285,383	$3,808,196	$882,532	$920,928	$180,831	$9,945,114
Shares outstanding	2,578	61,042	41,111	143,032	202,436	37,676	96,260	17,690	276,718
Net asset value per share	$12.97	$22.66	$21.53	$57.93	$18.81	$23.42	$9.57	$10.22	$35.94
Class 2:
Net assets (total: $72,485,751)	$234,256	$4,256,683	$3,077,373	$19,725,006	$6,537,413	$1,661,963	$3,641,144	$2,108,540	$14,975,812
Shares outstanding	18,167	189,123	145,231	343,512	349,083	71,582	383,837	206,910	419,642
Net asset value per share	$12.89	$22.51	$21.19	$57.42	$18.73	$23.22	$9.49	$10.19	$35.69
Class 3:
Net assets (total: $594,187)	-	-	-	$231,326	$59,317	-	-	-	$202,028
Shares outstanding	-	-	-	3,993	3,154	-	-	-	5,620
Net asset value per share	-	-	-	$57.93	$18.81	-	-	-	$35.94

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of assets and liabilities at June 30, 2011							unaudited
								(dollars and shares in thousands, except per-share amounts)
	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$244,500		$11,606,243	$45,240		$10,834,330	$2,153,718	$1,984,999	$40,017	$4,050,500	$591,664
Affiliated issuers	-		-	-		-	-	-	-	-	-
Cash denominated in currencies other than U.S. dollars	96		-	-		-	-	-	-	-	-
Cash	71		173	237		127	57	1,091	156	122	139
Unrealized appreciation on open forward currency contracts	-		-	2		161	1,144	5	-	-	-
Receivables for:
Sales of investments	892		46,669	420		350,951	37,614	8,582	11,018	208,774	-
Sales of fund's shares	379		10,096	793		5,536	5,427	244	168	1,445	5
Closed forward currency contracts	-		-	-		-	61	-	-	-	-
Dividends and interest	823		43,639	250		81,334	28,761	36,547	38	18,625	-
Other assets	-		-	-		-	-	-	-	-	-
	246,761		11,706,820	46,942		11,272,439	2,226,782	$2,031,468	51,397	4,279,466	591,808
Liabilities:
Unrealized depreciation on open forward currency contracts	-		-	7		3,536	2,677	276	-	-	-
Payables for:
Purchases of investments	-		95,852	3,095		878,407	54,359	26,612	26,692	486,869	-
Repurchases of fund's shares	191		10,229		-(*)	15,922	536	990	-	2,924	3,948
Closed forward currency contracts	-		-	-		203	18	-	-	-	-
Investment advisory services	137		2,746	21		3,114	935	767	8	1,028	152
Distribution services	42		1,161	2		1,045	341	243	-(*)	414	102
Trustees' deferred compensation		-(*)	89	-		25	2	36	-	32	16
Non-U.S. taxes	-		-	-		-	-	-	-	-	-
Other	13		179	3		31	58	576	1	1		-(*)
	383		110,256	3,128		902,283	58,926	29,500	26,701	491,268	4,218
Net assets at June 30, 2011 (total: $113,863,022)	$246,378		$11,596,564	$43,814		$10,370,156	$2,167,856	$2,001,968	$24,696	$3,788,198	$587,590
Investment securities, at cost:
Unaffiliated issuers	$220,623		$9,550,714	$46,060		$10,533,462	$2,037,498	$1,876,585	$40,071	$3,993,312	$591,640
Affiliated issuers	$-		$-	$-		$-	$-	$-	$-	$-	$-
Cash denominated in currencies other than U.S. dollars, at cost	$96		$-	$-		$-	$-	$-	$-	$-	$-
Net assets consist of:
Capital paid in on shares of beneficial interest	$215,391		$10,268,396	$44,466		$10,227,823	$2,032,003	$1,985,857	$24,597	$3,681,612	$588,668
Undistributed (distributions in excess of) net investment income	3,751		116,318	172		143,127	27,594	71,268	(2)	36,516	(1,103)
(Accumulated) Undistributed net realized (loss) gain	3,358		(843,678)	5		(298,843)	(7,025)	(163,306)	155	12,882	1
Net unrealized appreciation (depreciation)	23,878		2,055,528	(829)		298,049	115,284	108,149	(54)	57,188	24
Net assets at June 30, 2011	$246,378		$11,596,564	$43,814		$10,370,156	$2,167,856	$2,001,968	$24,696	$3,788,198	$587,590

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $40,783,084)	$38,418		$5,851,146	$29,238		$5,326,096	$497,929	$827,080	$21,235	$1,786,279	$80,722
Shares outstanding	2,448		342,060	2,999		488,578	40,739	71,448	2,104	142,613	7,093
Net asset value per share	$15.69		$17.11	$9.75		$10.90	$12.22	$11.58	$10.09	$12.53	$11.38
Class 2:
Net assets (total: $72,485,751)	$207,960		$5,701,783	$14,576		$5,044,060	$1,669,927	$1,153,511	$3,461	$1,979,264	$493,019
Shares outstanding	13,303		335,951	1,496		468,013	137,271	100,763	343	159,539	43,811
Net asset value per share	$15.63		$16.97	$9.75		$10.78	$12.17	$11.45	$10.09	$12.41	$11.25
Class 3:
Net assets (total: $594,187)	-		$43,635	$-		-	-	$21,377	$-	$22,655	$13,849
Shares outstanding	-		2,551	-		-	-	1,845	-	1,808	1,223
Net asset value per share	-		$17.10	$-		-	-	$11.59	$-	$12.53	$11.33

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the six months ended June 30, 2011

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-I ncome Fund
Investment income:
Income (net of non-U.S. taxes)(2) (3):
Dividends	$1,710		$66,210		$23,478	$149,491	$179,704		$26,217	$54,729	$40,272	$249,893
Interest	41		307		658	1,250	832		7,462	236	2,101	2,785
	1,751		66,517		24,136	150,741	180,536		33,679	54,965	42,373	252,678
Fees and expenses(4):
Investment advisory services	758		14,642		13,900	45,540	25,255		9,143	9,271	6,704	33,641
Distribution services - Class 2	286		5,371		3,909	24,965	8,246		2,108	4,604	2,656	19,069
Distribution services - Class 3	-		-		-	211	54		-	-	-	186
Transfer agent services	-	(5)	-	(5)	- (5)	1	-	(5)	- (5)	- (5)	- (5)	1
Reports to shareholders	1		161		116	1,025	295		68	70	32	923
Registration statement and prospectus	1		74		61	377	161		53	62	21	351
Trustees' compensation	1		23		17	142	54		10	18	9	140
Auditing and legal	3		12		15	8	9		12	2	3	7
Custodian	12		281		386	338	1,237		468	17	106	160
State and local taxes	3		58		42	299	108		26	47	24	263
Other	5		16		25	65	26		31	6	8	50
Total fees and expenses	1,070		20,638		18,471	72,971	35,445		11,919	14,097	9,563	54,791
Net investment income (loss)	681		45,879		5,665	77,770	145,091		21,760	40,868	32,810	197,887
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(3)	4,490		169,879		102,416	854,671	282,033		42,268	134,577	94,736	469,348
Forward currency contracts	-		-		-	-	-		2	-	-	-
Currency transactions	34		144		(615)	(879)	366		316	-	(175)	449
	4,524		170,023		101,801	853,792	282,399		42,586	134,577	94,561	469,797
Net unrealized appreciation (depreciation) on:
Investments	8,800		67,547		(85,327)	735,605	25,126		(35,802)	(17,890)	(55,025)	471,375
Forward currency contracts	-		-		-	-	-		-	-	-	-
Currency translations	(7)		(29)		(234)	130	(171)		7	-	-	318
	8,793		67,518		(85,561)	735,735	24,955		(35,795)	(17,890)	(55,025)	471,693
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	13,317		237,541		16,240	1,589,527	307,354		6,791	116,687	39,536	941,490

Net increase (decrease) in net assets resulting from operations	$13,998		$283,420		$21,905	$1,667,297	$452,445		$28,551	$157,555	$72,346	$1,139,377

Statements of operations
for the six months ended June 30, 2011												unaudited
										(dollars in thousands)

	International Growth and Income Fund	Asset Allocation Fund		Global Balanced Fund (1)	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund (1)		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes)(2) (3):
Dividends	$5,022	$83,706		$164	$24	$19	$438	$-		$-		$-
Interest	214	58,128		49	169,640	36,973	$79,585	12		45,343		451
	5,236	141,834		213	169,664	36,992	80,023	12		45,343		451
Fees and expenses(4):
Investment advisory services	795	16,630		36	18,246	5,258	4,620	13		5,950		904
Distribution services - Class 2	244	7,162		2	6,263	1,961	1,460	-	(5)	2,433		597
Distribution services - Class 3	-	39		-	-	-	21	-		21		11
Transfer agent services	- (5)	-	(5)	- (5)	- (5)	- (5)	- (5)	-	(5)	-	(5)	- (5)
Reports to shareholders	1	399		-	293	27	41	-		68		12
Registration statement and prospectus	9	157		-	272	67	20	-		108		3
Trustees' compensation	1	52		-	43	7	12	-		18		4
Auditing and legal	1	4		-	3	2	2	-		2		1
Custodian	31	62		1	98	183	5	-	(5)	4		1
State and local taxes	3	117		-	104	19	21	-		37		6
Other	5	19		2	14	5	3	1		4		1
Total fees and expenses	1,090	24,641		41	25,336	7,529	6,205	14		8,645		1,540
Net investment income (loss)	4,146	117,193		172	144,328	29,463	73,818	(2)		36,698		(1,089)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(3)	3,436	267,008		(31)	38,140	9,416	36,640	155		13,835		1
Forward currency contracts	(46)	-		4	(18,941)	(10,844)	(1,333)	-		-		-
Currency transactions	(15)	104		32	826	(12)	83	-		-		-
	3,375	267,112		5	20,025	(1,440)	35,390	155		13,835		1
Net unrealized appreciation (depreciation) on:
Investments	554	212,658		(820)	100,161	59,127	(18,854)	(54)		24,965		11
Forward currency contracts	5	-		(5)	(2,517)	(2,746)	(128)	-		-		-
Currency translations	(1)	(33)		(4)	455	437	7	-		-		-
	558	212,625		(829)	98,099	56,818	(18,975)	(54)		24,965		11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	3,933	479,737		(824)	118,124	55,378	16,415	101		38,800		12

Net increase (decrease) in net assets resulting from operations	$8,079	$596,930		$(652)	$262,452	$84,841	$90,233	$99		$75,498		$(1,077)

(1)For the period May 2, 2011, commencement of operations, through June 30, 2011.
(2)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(3)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(4)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(5)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund
	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010

Operations:
Net investment income (loss)	$681	$1,450	$45,879	$68,397	$5,665	$17,002	$77,770	$210,636	$145,091	$142,919	$21,760	$33,410
Net realized gain (loss) on investments, forward currency contracts and currency transactions	4,524	5,186	170,023	107,092	101,801	196,320	853,792	17,254	282,399	(41,043)	42,586	40,631
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	8,793	15,161	67,518	408,007	(85,561)	510,037	735,735	4,271,767	24,955	588,042	(35,795)	284,290
Net increase (decrease) in net assets resulting from operations	13,998	21,797	283,420	583,496	21,905	723,359	1,667,297	4,499,657	452,445	689,918	28,551	358,331
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(23)	(216)	(4,602)	(19,112)	(10,982)	(12,806)	(27,103)	(69,058)	(11,483)	(72,483)	(4,833)	(11,697)
Class 2	(163)	(1,057)	(12,691)	(59,393)	(37,852)	(48,449)	(55,691)	(130,885)	(17,117)	(127,233)	(8,590)	(24,674)
Class 3	-	-	-	-	-	-	(676)	(1,652)	(161)	(1,222)	-	-
Total dividends from net investment income	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)	(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)	(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	3,454	2,700	163,863	168,608	130,056	178,618	1,118,386	995,029	389,428	729,575	154,710	246,626
Proceeds from reinvestment of dividends and distributions	23	216	4,602	19,112	10,982	12,806	27,103	69,058	11,483	72,483	4,833	11,697
Cost of shares repurchased	(2,475)	(5,109)	(73,308)	(111,278)	(68,338)	(107,308)	(1,330,271)	(818,229)	(231,183)	(341,517)	(57,309)	(75,453)
Net increase (decrease) from Class 1 transactions	1,002	(2,193)	95,157	76,442	72,700	84,116	(184,782)	245,858	169,728	460,541	102,234	182,870
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	20,097	33,925	53,982	196,550	79,573	236,754	200,510	580,610	108,347	440,589	38,679	150,855
Proceeds from reinvestment of dividends and distributions	163	1,057	12,691	59,393	37,852	48,449	55,691	130,885	17,117	127,233	8,590	24,674
Cost of shares repurchased	(14,931)	(28,371)	(322,505)	(439,951)	(207,727)	(306,103)	(1,538,850)	(2,078,003)	(475,988)	(671,643)	(133,560)	(159,071)
Net increase (decrease) from Class 2 transactions	5,329	6,611	(255,832)	(184,008)	(90,302)	(20,900)	(1,282,649)	(1,366,508)	(350,524)	(103,821)	(86,291)	16,458
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	1,777	1,539	526	581	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	676	1,652	161	1,222	-	-
Cost of shares repurchased	-	-	-	-	-	-	(15,718)	(38,101)	(4,605)	(11,636)	-	-
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(13,265)	(34,910)	(3,918)	(9,833)	-	-
Net increase (decrease) in net assets resulting from capital share transactions	6,331	4,418	(160,675)	(107,566)	(17,602)	63,216	(1,480,696)	(1,155,560)	(184,714)	346,887	15,943	199,328
Total increase (decrease) in net assets	20,143	24,942	105,452	397,425	(44,531)	725,320	103,131	3,142,502	238,970	835,867	31,071	521,288
Net assets:
Beginning of period	247,560	222,618	5,534,720	5,137,295	4,006,925	3,281,605	28,138,584	24,996,082	10,165,956	9,330,089	2,513,424	1,992,136
End of period	$267,703	$247,560	$5,640,172	$5,534,720	$3,962,394	$4,006,925	$28,241,715	$28,138,584	$10,404,926	$10,165,956	$2,544,495	$2,513,424
Undistributed (distributions in excess of) net investment income	$681	$186	$29,943	$1,357	$(55,247)	$(12,078)	$49,882	$55,582	$86,652	$(29,678)	$5,083	$(3,254)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	272	236	7,331	8,513	5,963	9,226	19,860	20,478	20,830	43,513	6,645	11,486
Shares issued on reinvestment of dividends and distributions	2	18	212	925	530	673	492	1,317	633	4,232	213	529
Shares repurchased	(196)	(463)	(3,259)	(5,588)	(3,126)	(5,681)	(23,573)	(16,869)	(12,434)	(20,349)	(2,462)	(3,665)
Net increase (decrease) in shares outstanding	78	(209)	4,284	3,850	3,367	4,218	(3,221)	4,926	9,029	27,396	4,396	8,350
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	1,587	2,989	2,435	10,150	3,699	12,618	3,515	12,106	5,885	26,435	1,678	7,157
Shares issued on reinvestment of dividends and distributions	13	88	587	2,903	1,855	2,625	1,020	2,527	947	7,486	382	1,135
Shares repurchased	(1,175)	(2,585)	(14,495)	(22,732)	(9,708)	(16,786)	(27,119)	(43,362)	(25,690)	(40,562)	(5,787)	(8,033)
Net increase (decrease) in shares outstanding	425	492	(11,473)	(9,679)	(4,154)	(1,543)	(22,584)	(28,729)	(18,858)	(6,641)	(3,727)	259
Class 3:
Shares sold	-	-	-	-	-	-	31	31	29	35	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	13	32	9	72	-	-
Shares repurchased	-	-	-	-	-	-	(275)	(792)	(247)	(701)	-	-
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(231)	(729)	(209)	(594)	-	-

Statements of changes in net assets

	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Period ended June 30, 2011 (1) (2)

Operations:
Net investment income (loss)	$40,868	$73,478	$32,810	$48,658	$197,887	$388,541	$4,146	$4,018	$117,193	$218,655	$172
Net realized gain (loss) on investments, forward currency contracts and currency transactions	134,577	95,436	94,561	(6,102)	469,797	(964,931)	3,375	5,977	267,112	13,845	5
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	(17,890)	306,280	(55,025)	196,773	471,693	3,325,354	558	5,143	212,625	992,916	(829)
Net increase (decrease) in net assets resulting from operations	157,555	475,194	72,346	239,329	1,139,377	2,748,964	8,079	15,138	596,930	1,225,416	(652)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(2,923)	(11,550)	(1,086)	(4,464)	(32,097)	(147,491)	(29)	(670)	(23,381)	(105,937)	-
Class 2	(10,369)	(59,444)	(11,959)	(51,180)	(41,613)	(231,495)	(131)	(3,427)	(20,838)	(106,195)	-
Class 3	-	-	-	-	(590)	(3,023)	-	-	(164)	(837)	-
Total dividends from net investment income	(13,292)	(70,994)	(13,045)	(55,644)	(74,300)	(382,009)	(160)	(4,097)	(44,383)	(212,969)	-
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	(56)	(269)	-	-	-
Class 2	-	-	-	-	-	-	(302)	(1,448)	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	(203)	(535)	-	-	-
Class 2	-	-	-	-	-	-	(1,104)	(2,988)	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	(1,665)	(5,240)	-	-	-
Total dividends and distributions paid to shareholders	(13,292)	(70,994)	(13,045)	(55,644)	(74,300)	(382,009)	(1,825)	(9,337)	(44,383)	(212,969)	-
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	29,990
Proceeds from shares sold	249,388	238,286	14,429	13,258	1,773,009	1,414,619	7,222	6,188	501,310	799,855	-
Proceeds from reinvestment of dividends and distributions	2,923	11,550	1,086	4,464	32,097	147,491	288	1,474	23,381	105,937	-
Cost of shares repurchased	(29,376)	(41,730)	(9,970)	(20,704)	(1,629,446)	(1,185,744)	(2,129)	(3,525)	(177,811)	(294,163)	-
Net increase (decrease) from Class 1 transactions	222,935	208,106	5,545	(2,982)	175,660	376,366	5,381	4,137	346,880	611,629	29,990
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	10
Proceeds from shares sold	44,848	181,120	40,961	142,223	119,336	434,546	27,532	74,639	97,129	169,301	14,467
Proceeds from reinvestment of dividends and distributions	10,369	59,444	11,959	51,180	41,613	231,495	1,537	7,863	20,838	106,195	-
Cost of shares repurchased	(211,723)	(253,803)	(129,313)	(184,508)	(2,510,357)	(1,713,835)	(6,369)	(7,129)	(386,848)	(659,114)	(1)
Net increase (decrease) from Class 2 transactions	(156,506)	(13,239)	(76,393)	8,895	(2,349,408)	(1,047,794)	22,700	75,373	(268,881)	(383,618)	14,476
Class 3:
Proceeds from shares sold	-	-	-	-	504	407	-	-	899	1,694	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	590	3,023	-	-	164	837	-
Cost of shares repurchased	-	-	-	-	(16,297)	(38,822)	-	-	(3,275)	(6,363)	-
Net (decrease) increase from Class 3 transactions	-	-	-	-	(15,203)	(35,392)	-	-	(2,212)	(3,832)	-
Net increase (decrease) in net assets resulting from capital share transactions	66,429	194,867	(70,848)	5,913	(2,188,951)	(706,820)	28,081	79,510	75,787	224,179	44,466
Total increase (decrease) in net assets	210,692	599,067	(11,547)	189,598	(1,123,874)	1,660,135	34,335	85,311	628,334	1,236,626	43,814
Net assets:
Beginning of period	4,351,380	3,752,313	2,300,918	2,111,320	26,246,828	24,586,693	212,043	126,732	10,968,230	9,731,604	-
End of period	$4,562,072	$4,351,380	$2,289,371	$2,300,918	$25,122,954	$26,246,828	$246,378	$212,043	$11,596,564	$10,968,230	$43,814
Undistributed (distributions in excess of) net investment income	$40,384	$12,808	$21,831	$2,066	$196,897	$73,310	$3,751	$(235)	$116,318	$43,508	$172
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	2,999
Shares sold	26,114	27,726	1,413	1,425	50,555	44,685	460	417	29,636	52,906	-
Shares issued on reinvestment of dividends and distributions	314	1,277	110	471	923	4,414	19	98	1,402	6,673	-
Shares repurchased	(3,069)	(4,849)	(978)	(2,312)	(46,629)	(36,772)	(139)	(252)	(10,529)	(19,549)	-
Net increase (decrease) in shares outstanding	23,359	24,154	545	(416)	4,849	12,327	340	263	20,509	40,030	2,999
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	1
Shares sold	4,735	21,403	4,037	15,511	3,373	13,927	1,776	5,142	5,800	11,268	1,495
Shares issued on reinvestment of dividends and distributions	1,123	6,645	1,212	5,411	1,205	6,983	102	524	1,260	6,747	-
Shares repurchased	(22,387)	(30,000)	(12,709)	(20,424)	(71,587)	(54,413)	(399)	(501)	(23,028)	(44,133)	- (3)
Net increase (decrease) in shares outstanding	(16,529)	(1,952)	(7,460)	498	(67,009)	(33,503)	1,479	5,165	(15,968)	(26,118)	1,496
Class 3:
Shares sold	-	-	-	-	14	13	-	-	53	112	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	17	90	-	-	10	53	-
Shares repurchased	-	-	-	-	(459)	(1,230)	-	-	(194)	(420)	-
Net (decrease) increase in shares outstanding	-	-	-	-	(428)	(1,127)	-	-	(131)	(255)	-

Statements of changes in net assets									(dollars and shares in thousands)

	Bond Fund		Global Bond Fund		High- Income Bond Fund		Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Period ended June 30, 2011 (1) (2)	Six months ended June 30, 2011(1)	Year ended December 31, 2010	Six months ended June 30, 2011(1)	Year ended December 31, 2010

Operations:
Net investment income (loss)	$144,328	$268,247	$29,463	$51,216	$73,818	$143,466	$(2)	$36,698	$59,630	$(1,089)	$(2,570)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	20,025	218,712	(1,440)	13,242	35,390	22,951	155	13,835	93,210	1	-
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	98,099	82,335	56,818	13,306	(18,975)	87,663	(54)	24,965	8,856	11	27
Net increase (decrease) in net assets resulting from operations	262,452	569,294	84,841	77,764	90,233	254,080	99	75,498	161,696	(1,077)	(2,543)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26,278)	(146,872)	(2,438)	(9,092)	(10,557)	(55,554)	-	(4,982)	(28,379)	-	-
Class 2	(22,923)	(153,261)	(7,702)	(42,020)	(14,424)	(82,568)	-	(4,842)	(34,314)	-	-
Class 3	-	-	-	-	(266)	(1,669)	-	(55)	(478)	-	-
Total dividends from net investment income	(49,201)	(300,133)	(10,140)	(51,112)	(25,247)	(139,791)	-	(9,879)	(63,171)	-	-
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	(197)	-	-	-	-	(26,153)	(5,703)	-	-
Class 2	-	-	(676)	-	-	-	-	(29,522)	(8,206)	-	-
Class 3	-	-	-	-	-	-	-	(336)	(128)	-	-
Long-term net realized gains:
Class 1	-	-	(2,360)	-	-	-	-	(15,498)	-	-	-
Class 2	-	-	(8,107)	-	-	-	-	(17,494)	-	-	-
Class 3	-	-	-	-	-	-	-	(200)	-	-	-
Total distributions from net realized gain on investments	-	-	(11,340)	-	-	-	-	(89,203)	(14,037)	-	-
Total dividends and distributions paid to shareholders	(49,201)	(300,133)	(21,480)	(51,112)	(25,247)	(139,791)	-	(99,082)	(77,208)	-	-
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	9,990	-	-	-	-
Proceeds from shares sold	639,592	1,180,204	170,176	171,837	70,454	206,426	11,140	314,117	550,594	20,964	43,975
Proceeds from reinvestment of dividends and distributions	26,278	146,872	4,995	9,092	10,557	55,554	-	46,633	34,082	-	-
Cost of shares repurchased	(216,675)	(453,635)	(14,550)	(20,645)	(49,263)	(171,268)	(8)	(56,496)	(124,527)	(23,280)	(65,413)
Net increase (decrease) from Class 1 transactions	449,195	873,441	160,621	160,284	31,748	90,712	21,122	304,254	460,149	(2,316)	(21,438)
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	10	-	-	-	-
Proceeds from shares sold	160,100	569,256	178,728	314,902	57,805	137,965	3,465	81,099	416,785	112,972	224,764
Proceeds from reinvestment of dividends and distributions	22,923	153,261	16,485	42,020	14,424	82,568	-	51,858	42,520	-	-
Cost of shares repurchased	(317,467)	(433,110)	(73,113)	(86,900)	(98,210)	(211,243)	- (3)	(99,090)	(111,733)	(140,844)	(364,137)
Net increase (decrease) from Class 2 transactions	(134,444)	289,407	122,100	270,022	(25,981)	9,290	3,475	33,867	347,572	(27,872)	(139,373)
Class 3:
Proceeds from shares sold	-	-	-	-	1,775	6,160	-	822	4,021	7,129	11,110
Proceeds from reinvestment of dividends and distributions	-	-	-	-	266	1,669	-	591	606	-	-
Cost of shares repurchased	-	-	-	-	(4,562)	(9,925)	-	(4,671)	(6,859)	(6,688)	(15,157)
Net (decrease) increase from Class 3 transactions	-	-	-	-	(2,521)	(2,096)	-	(3,258)	(2,232)	441	(4,047)
Net increase (decrease) in net assets resulting from capital share transactions	314,751	1,162,848	282,721	430,306	3,246	97,906	24,597	334,863	805,489	(29,747)	(164,858)
Total increase (decrease) in net assets	528,002	1,432,009	346,082	456,958	68,232	212,195	24,696	311,279	889,977	(30,824)	(167,401)
Net assets:
Beginning of period	9,842,154	8,410,145	1,821,774	1,364,816	1,933,736	1,721,541	-	3,476,919	2,586,942	618,414	785,815
End of period	$10,370,156	$9,842,154	$2,167,856	$1,821,774	$2,001,968	$1,933,736	$24,696	$3,788,198	$3,476,919	$587,590	$618,414
Undistributed (distributions in excess of) net investment income	$143,127	$48,000	$27,594	$8,271	$71,268	$22,697	$(2)	$36,516	$9,697	$(1,103)	$(14)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	999	-	-	-	-
Shares sold	59,318	109,614	14,053	14,447	6,069	18,595	1,106	24,869	43,646	1,842	3,858
Shares issued on reinvestment of dividends and distributions	2,400	13,882	409	783	917	5,027	-	3,704	2,725	-	-
Shares repurchased	(20,072)	(41,890)	(1,204)	(1,747)	(4,240)	(15,457)	(1)	(4,448)	(9,893)	(2,045)	(5,740)
Net increase (decrease) in shares outstanding	41,646	81,606	13,258	13,483	2,746	8,165	2,104	24,125	36,478	(203)	(1,882)
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	1	-	-	-	-
Shares sold	15,045	53,423	14,852	26,666	5,044	12,555	342	6,481	33,195	10,029	19,889
Shares issued on reinvestment of dividends and distributions	2,117	14,637	1,357	3,636	1,268	7,554	-	4,155	3,427	-	-
Shares repurchased	(29,786)	(40,594)	(6,056)	(7,466)	(8,533)	(19,369)	- (3)	(7,923)	(8,930)	(12,501)	(32,228)
Net increase (decrease) in shares outstanding	(12,624)	27,466	10,153	22,836	(2,221)	740	343	2,713	27,692	(2,472)	(12,339)
Class 3:
Shares sold	-	-	-	-	154	555	-	65	318	629	978
Shares issued on reinvestment of dividends and distributions	-	-	-	-	23	151	-	47	48	-	-
Shares repurchased	-	-	-	-	(393)	(901)	-	(371)	(542)	(590)	(1,334)
Net (decrease) increase in shares outstanding	-	-	-	-	(216)	(195)	-	(259)	(176)	39	(356)

(1)Unaudited.
(2)For the period May 2, 2011, commencement of operations, through June 30, 2011.
(3)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
                          unaudited

1.	Organization

American Funds Insurance Series (the "Series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund
Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund	Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund	Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund
Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund	Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund	Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund
Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Global Balanced Fund	Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.
Bond Fund	Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund	Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund	Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
Mortgage Fund	Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds' portfolio turnover rates.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine the net asset values of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2011, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2011 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$52,758	$9,893	*	$-	$62,651
Health care	40,322	1,970	*	-	42,292
Financials	12,497	23,068	*	-	35,565
Consumer discretionary	25,728	8,788	*	-	34,516
Industrials	10,213	7,041	*	-	17,254
Utilities	-	10,773	*	-	10,773
Telecommunication services	4,163	1,765	*	-	5,928
Materials	1,813	2,540	*	-	4,353
Energy	2,333	-		-	2,333
Consumer staples	703	-		-	703
Miscellaneous	8,172	4,994	*	-	13,166
Convertible securities	405	731		5,065	6,201
Short-term securities	-	30,496		-	30,496
Total	$159,107	$102,059		$5,065	$266,231

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $70,832,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation (†)	Ending value at 6/30/2011
Investment securities	$2,500	$2,565	$5,065

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (†):			$2,565

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$549,798	$429,605	*	$1,383	$980,786
Financials	290,685	570,747	*	-	861,432
Health care	355,406	293,476	*	-	648,882
Information technology	440,619	177,782	*	-	618,401
Consumer staples	153,207	413,515	*	-	566,722
Industrials	284,973	228,966	*	-	513,939
Energy	255,354	180,508	*	-	435,862
Materials	193,633	103,449	*	-	297,082
Telecommunication services	106,683	138,595	*	-	245,278
Utilities	-	90,708	*	-	90,708
Miscellaneous	27,771	72,295	*	-	100,066
Short-term securities	-	260,483		-	260,483
Total	$2,658,129	$2,960,129		$1,383	$5,619,641

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,699,646,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation (†)	Ending value at 6/30/2011
Investment securities	$1,342	$41	$1,383

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (†):			$41

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$266,954	$433,958	(1)	$33	$700,945
Industrials	167,786	407,344	(1)	138	575,268
Information technology	270,902	278,696	(1)	329	549,927
Health care	312,016	80,841	(1)	-	392,857
Materials	70,995	297,430	(1)	6,661	375,086
Energy	208,823	101,284	(1)	-	310,107
Financials	144,414	106,676	(1)	2,559	253,649
Utilities	6,634	116,899	(1)	-	123,533
Consumer staples	15,939	50,966	(1)	2,472	69,377
Telecommunication services	53,162	6,171	(1)	-	59,333
Miscellaneous	103,024	92,295	(1)	-	195,319
Preferred securities	2,916	-		-	2,916
Rights & warrants	1,321	750		-	2,071
Convertible securities	1,620	9,480		1,584	12,684
Short-term securities	-	343,757		-	343,757
Total	$1,626,506	$2,326,547		$13,776	$3,966,829

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,965,563,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized gain(3)	Unrealized depreciation(3)	Ending value at 6/30/2011
Investment securities	$5,570	$12,625	$2,494	$(2)	$1	$(6,912)	$13,776

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (3):							$(6,912)

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$4,646,712	$773,835	(1)	$-	$5,420,547
Information technology	3,715,194	226,478	(1)	-	3,941,672
Energy	3,778,629	69,221	(1)	61,825	3,909,675
Financials	3,434,776	397,438	(1)	34,775	3,866,989
Health care	2,592,778	269,047	(1)	25,587	2,887,412
Materials	2,025,073	462,895	(1)	-	2,487,968
Industrials	2,076,388	345,112	(1)	-	2,421,500
Consumer staples	774,954	204,555	(1)	-	979,509
Telecommunication services	367,905	124,987	(1)	-	492,892
Utilities	80,667	-		25,646	106,313
Miscellaneous	130,818	122,176	(1)	-	252,994
Preferred securities	-	-		8,500	8,500
Convertible securities	-	-		81,038	81,038
Short-term securities	-	1,143,452		-	1,143,452
Total	$23,623,894	$4,139,196		$237,371	$28,000,461

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,899,209,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Unrealized appreciation(3)	Transfers out of Level 3(2)	Ending value at 6/30/2011
Investment securities	$192,347	$20,612	$69,823	$(15,830)	$54,088	$(83,669)	$237,371

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (3):							$54,088

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

International Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$176,543	$1,805,122	*	$-	$1,981,665
Industrials	162,887	1,123,958	*	-	1,286,845
Health care	295,210	925,520	*	-	1,220,730
Consumer discretionary	-	1,100,725	*	7,045	1,107,770
Information technology	149,847	838,621	*	-	988,468
Consumer staples	-	892,464	*	-	892,464
Telecommunication services	240,141	613,729	*	-	853,870
Materials	-	593,689	*	-	593,689
Energy	-	535,541	*	-	535,541
Utilities	-	260,345	*	-	260,345
Miscellaneous	-	224,628	*	-	224,628
Preferred securities	-	5,137		-	5,137
Bonds, notes & other debt instruments	-	10,274		-	10,274
Short-term securities	-	299,188		-	299,188
Total	$1,024,628	$9,228,941		$7,045	$10,260,614

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,914,342,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation (†)	Ending value at 6/30/2011
Investment securities	$6,835	$210	$7,045

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (†):			$210

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

New World Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer staples	$119,108	$290,297	*	$-	$409,405
Consumer discretionary	30,644	251,501	*	-	282,145
Financials	41,365	213,948	*	-	255,313
Health care	49,383	153,271	*	-	202,654
Industrials	53,354	143,058	*	-	196,412
Materials	41,292	130,499	*	-	171,791
Information technology	57,784	112,926	*	-	170,710
Energy	60,075	98,524	*	-	158,599
Telecommunication services	50,240	79,327	*	-	129,567
Utilities	-	35,796	*	-	35,796
Miscellaneous	25,899	66,532	*	-	92,431
Rights & warrants	97	63		-	160
Bonds, notes & other debt instruments	-	227,178		-	227,178
Short-term securities	-	209,926		-	209,926
Total	$529,241	$2,012,846		$-	$2,542,087

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,572,035,000 of investment securities were classified as Level 2 instead of Level 1.

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$927,767	$-	$-	$927,767
Industrials	597,873	-	-	597,873
Consumer staples	492,257	-	-	492,257
Financials	461,180	-	-	461,180
Health care	438,497	-	-	438,497
Energy	425,756	-	-	425,756
Consumer discretionary	423,332	-	-	423,332
Telecommunication services	233,882	-	-	233,882
Utilities	80,575	-	-	80,575
Materials	66,312	-	-	66,312
Miscellaneous	92,164	-	-	92,164
Convertible securities	45,816	-	-	45,816
Short-term securities	-	270,926	-	270,926
Total	$4,285,411	$270,926	$-	$4,556,337

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$140,505	$251,144	*	$1,353	$393,002
Consumer discretionary	246,455	62,080	*	-	308,535
Industrials	166,571	103,166	*	-	269,737
Materials	176,681	43,002	*	-	219,683
Consumer staples	79,676	128,718	*	-	208,394
Telecommunication services	84,313	118,469	*	-	202,782
Information technology	112,384	85,946	*	-	198,330
Health care	86,038	65,276	*	-	151,314
Energy	78,555	53,077	*	-	131,632
Utilities	3,804	76,523	*	-	80,327
Convertible securities	-	16,266		832	17,098
Bonds, notes & other debt instruments	-	27,440		-	27,440
Short-term securities	-	68,982		-	68,982
Total	$1,174,982	$1,100,089		$2,185	$2,277,256

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $987,401,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Purchases	Unrealized depreciation(†)	Ending value at 6/30/2011
Investment securities	$2,789	$9	$(613)	$2,185

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (†):				$(613)

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$4,922,187	$192,801	*	$-	$5,114,988
Consumer discretionary	3,310,961	147,251	*	-	3,458,212
Industrials	3,341,110	35,362	*	-	3,376,472
Energy	2,269,316	284,701	*	-	2,554,017
Health care	2,282,085	72,549	*	-	2,354,634
Consumer staples	1,888,041	151,585	*	-	2,039,626
Financials	1,727,855	24,502	*	-	1,752,357
Materials	901,435	227,403	*	-	1,128,838
Telecommunication services	898,508	39,198	*	-	937,706
Utilities	302,134	95,396	*	-	397,530
Miscellaneous	282,042	62,468	*	-	344,510
Preferred securities	-	31,307		-	31,307
Rights & warrants	2,821	-		-	2,821
Convertible securities	66,082	12,803		-	78,885
Short-term securities	-	1,501,010		-	1,501,010
Total	$22,194,577	$2,878,336		$-	$25,072,913

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,333,216,000 of investment securities were classified as Level 2 instead of Level 1.

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$3,548	$32,763	*	$-	$36,311
Industrials	4,950	29,178	*	-	34,128
Consumer discretionary	3,783	25,982	*	-	29,765
Consumer staples	7,548	18,895	*	-	26,443
Telecommunication services	6,209	19,798	*	-	26,007
Information technology	1,361	21,413	*	-	22,774
Utilities	-	18,526	*	-	18,526
Materials	-	15,879	*	-	15,879
Health care	3,537	5,767	*	-	9,304
Energy	-	9,066	*	-	9,066
Preferred securities	-	253		-	253
Bonds, notes & other debt instruments	-	3,645		-	3,645
Short-term securities	-	12,399		-	12,399
Total	$30,936	$213,564		$-	$244,500

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $197,267,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$1,219,279	$-		$-	$1,219,279
Financials	1,026,326	132,006	(1)	-	1,158,332
Health care	1,100,581	-		-	1,100,581
Consumer discretionary	981,152	42,103	(1)	-	1,023,255
Materials	775,138	208,403	(1)	-	983,541
Energy	871,071	-		-	871,071
Industrials	804,009	-		48	804,057
Consumer staples	530,742	9,666	(1)	-	540,408
Telecommunication services	222,438	-		-	222,438
Utilities	108,737	-		-	108,737
Miscellaneous	219,146	322,215	(1)	-	541,361
Preferred securities	4,154	-		-	4,154
Rights & warrants	-	1,032		-	1,032
Convertible securities	-	4,185		-	4,185
Bonds, notes & other debt instruments:
Corporate bonds & notes	-	905,426		14,103	919,529
Bonds & notes of U.S. government & government agencies	-	760,107		-	760,107
Mortgage-backed obligations	-	742,092		1,564	743,656
Asset-backed obligations	-	13,387		-	13,387
Bonds & notes of governments outside the U.S.	-	10,491		-	10,491
Short-term securities	-	576,642		-	576,642
Total	$7,862,773	$3,727,755		$15,715	$11,606,243

(1)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $714,393,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized appreciation (3)	Transfers out of Level 3(2)	Ending value at 6/30/2011
Investment securities	$7,162	$614	$9,101	$(1,111)	$(537)	$532	$(46)	$15,715

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)(3):								$(501)

(2)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3)Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

Global Balanced Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Industrials	$1,195	$1,811	*	$-	$3,006
Information technology	1,349	1,195	*	-	2,544
Consumer discretionary	1,626	882	*	-	2,508
Financials	962	1,443	*	-	2,405
Consumer staples	860	1,484	*	-	2,344
Health care	1,425	566	*	-	1,991
Telecommunication services	972	966	*	-	1,938
Energy	1,232	670	*	-	1,902
Materials	1,101	573	*	-	1,674
Utilities	-	798	*	-	798
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	-	7,556		-	7,556
Corporate bonds & notes	-	3,122		-	3,122
Bonds & notes of U.S. government	-	1,670		-	1,670
Mortgage-backed obligations	-	1,544		-	1,544
Short-term securities	-	10,238		-	10,238
Total	$10,722	$34,518		$-	$45,240

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,388,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (†):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$2	$-	$2
Unrealized depreciation on open forward currency contracts	-	(7)	-	(7)
Total	$-	$(5)	$-	$(5)

(†) Forward currency contracts are not included in the investment portfolio.

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$3,491,224	$2,051	$3,493,275
Bonds & notes of U.S. government & government agencies	-	3,079,432	-	3,079,432
Corporate bonds & notes	-	904,863	-	904,863
Bonds & notes of governments & government agencies outside the U.S.	-	682,520	-	682,520
Other	-	1,576,854	3,081	1,579,935
Preferred securities	1,035	27,128	-	28,163
Common stocks	-	1	800	801
Rights & warrants	-	278	-	278
Short-term securities	-	1,065,063	-	1,065,063
Total	$1,035	$10,827,363	$5,932	$10,834,330

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$161	$-	$161
Unrealized depreciation on open forward currency contracts	-	(3,536)	-	(3,536)
Total	$-	$(3,375)	$-	$(3,375)

(1) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 6/30/2011
Investment securities	$2,934	$1,781	$3,050	$(1,671)	$(30)	$(46)	$(86)	$5,932

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (3):								$34

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Euros	$-	$476,890	$-	$476,890
Japanese yen	-	191,319	-	191,319
South Korean won	-	83,378	-	83,378
Malaysian ringgits	-	76,744	-	76,744
Polish zloty	-	63,551	-	63,551
Mexican pesos	-	48,254	-	48,254
British pounds	-	47,292	-	47,292
Canadian dollars	-	43,331	-	43,331
Swedish kronor	-	32,086	-	32,086
U.S. dollars	-	790,246	1,290	791,536
Other currencies	-	176,395	-	176,395
Preferred securities	549	1,252	-	1,801
Common stocks	197	-	-	197
Rights & warrants	-	9	-	9
Short-term securities	-	120,935	-	120,935
Total	$746	$2,151,682	$1,290	$2,153,718

Forward currency contracts (*):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$1,144	$-	$1,144
Unrealized depreciation on open forward currency contracts	-	(2,677)	-	(2,677)
Total	$-	$(1,533)	$-	$(1,533)

(*) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Purchases	Unrealized appreciation(†)	Ending value at 6/30/2011
Investment securities	$872	$406	$12	$1,290

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (†):				$12

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ -	$ 1,808,842	$ 28,719	$ 1,837,561
Other	-	10,076	-	10,076
Convertible securities	-	10,670	-	10,670
Preferred securities	2,725	33,888	1,782	38,395
Common stocks	12,679	-	1,442	14,121
Rights & warrants	-	575	-	575
Short-term securities	-	73,601	-	73,601
Total	$ 15,404	$ 1,937,652	$ 31,943	$ 1,984,999

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$ -	$ 5	$ -	$ 5
Unrealized depreciation on open forward currency contracts	-	(276)	-	(276)
Total	$ -	$ (271)	$ -	$ (271)

(1) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized gain (3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 6/30/2011
Investment securities	$15,440	$39	$17,590	$(288)	$5	$(741)	$(102)	$31,943

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (3):								$(728)

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$1,589,800	$698	$1,590,498
U.S. Treasury bonds & notes	-	1,160,905	-	1,160,905
Federal agency bonds & notes	-	522,732	-	522,732
Other	-	13,271	-	13,271
Short-term securities	-	763,094	-	763,094
Total	$-	$4,049,802	$698	$4,050,500

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(*)	Sales	Ending value at 6/30/2011
Investment securities	$-	$736	$(38)	$698

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Cash Management Fund

At June 30, 2011, all of the fund's investment securities were classified as Level 2.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2006. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2004; Growth Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; and Growth-Income Fund for the tax years before 2010. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables on the following pages, 12 funds had capital loss carryforwards available at December 31, 2010. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2010, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2011.

Additional tax basis disclosures are as follows:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and	Growth-
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund	Income Fund
As of December 31, 2010:
Undistributed ordinary income	$ 187	$ 17,119	$ 48,757	$ 83,082	$ 28,328	$ 13,408	$ 12,817	$ 13,034	$ 73,924
Post-October currency loss deferrals (realized during the period
November 1, 2010, through December 31, 2010) (†)	-	(444)	(236)	(685)	(4,442)	(35)	-	(230)	-
Undistributed long-term capital gain	-	-	-	-	-	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2010, through December 31, 2010) (†)	-	-	-	-	-	-	-	(6,282)	-

Capital loss carryforwards:
Expiring 2011	-	-	-	-	-	-	-	-	-
Expiring 2016	-	(109,173)	-	(1,280,904)	-	-	(234,455)	(116,550)	(691,368)
Expiring 2017	(25,887)	(752,750)	(420,553)	(3,348,190)	(1,185,778)	(121,926)	(495,895)	(526,741)	(2,423,213)
Expiring 2018	-	-	-	(12,099)	(84,503)	-	-	(298)	(1,026,621)
	$ (25,887)	$ (861,923)	$ (420,553)	$ (4,641,193)	$ (1,270,281)	$ (121,926)	$ (730,350)	$ (643,589)	$ (4,141,202)

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$ 50,458	$ 1,538,535	$ 1,040,032	$ 8,853,034	$ 2,381,583	$ 681,858	$ 855,956	$ 432,798	$ 6,396,273
Gross unrealized depreciation on investment securities	(10,025)	(96,835)	(278,218)	(619,227)	(347,226)	(51,898)	(204,120)	(129,399)	(795,433)
Net unrealized appreciation (depreciation) on investment securities	$ 40,433	$ 1,441,700	$ 761,814	$ 8,233,807	$ 2,034,357	$ 629,960	$ 651,836	$ 303,399	$ 5,600,840
Cost of investment securities	$ 225,798	$ 4,177,941	$ 3,205,015	$ 19,766,654	$ 8,226,257	$ 1,912,127	$ 3,904,501	$ 1,973,857	$ 19,472,073

									(dollars in thousands)
								U.S.
	International	Asset	Global		Global			Government/	Cash
	Growth and	Allocation	Balanced	Bond	Bond	High-Income	Mortgage	AAA-Rated	Management
	Income Fund	Fund	Fund (*)	Fund	Fund	Bond Fund	Fund (*)	Securities Fund	Fund
As of December 31, 2010:
Undistributed ordinary income	$ 512	$ 44,144	$ -	$ 48,666	$ 10,948	$ 25,096	$ -	$ 65,549	$ -
Post-October currency loss deferrals (realized during the period
November 1, 2010, through December 31, 2010) (†)	-	-	-	-	(274)	-	-	-	-
Undistributed long-term capital gain	1,294	-	-	-	10,148	-	-	33,152	-
Post-October capital loss deferrals (realized during the period
November 1, 2010, through December 31, 2010) (†)	-	-	-	-	(4,155)	-	-	-	-

Capital loss carryforwards:
Expiring 2011	-	-	-	-	-	(35,517)	-	-	-
Expiring 2016	-	(400,076)	-	-	-	(47,291)	-	-	-
Expiring 2017	-	(649,787)	-	(313,418)	-	(113,685)	-	-	-
Expiring 2018	-	(36,541)	-	-	-	-	-	-	-
	$ -	$ (1,086,404)	$ -	$ (313,418)	$ -	$ (196,493)	$ -	$ -	$ -

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$ 32,737	$ 2,146,130	$ 180	$ 326,829	$ 122,733	$ 122,380	$ 1	$ 68,560	$ 25
Gross unrealized depreciation on investment securities	(9,185)	(116,100)	(1,000)	(32,690)	(7,421)	(18,519)	(55)	(12,080)	(1)
Net unrealized appreciation (depreciation) on investment securities	$ 23,552	$ 2,030,030	$ (820)	$ 294,139	$ 115,312	$ 103,861	$ (54)	$ 56,480	$ 24
Cost of investment securities	$ 220,948	$ 9,576,213	$ 46,060	$ 10,540,191	$ 2,038,406	$ 1,881,138	$ 40,071	$ 3,994,020	$ 591,640

(*)For the period May 2, 2011, commencement of operations, through June 30, 2011.
(†)These deferrals are considered incurred in the subsequent year.

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services – The aggregate fee of $211,306,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2011
Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.52
Global Small Capitalization Fund	.800	.635	.6	5.0	.70
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.58
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	(	*)
Bond Fund	.480	.330	.6	8.0	.36
Global Bond Fund	.570	.500	1.0	1.0	.54
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42	(	*)
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

(*)Annualized rates based on activity during the period May 2, 2011, commencement of operations, through June 30, 2011.

Distribution services – The Series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the six months ended June 30, 2011, distribution expenses under the plans for the Series aggregated $91,336,000  for Class 2 and $543,000 for Class 3. Class 1 shares have not adopted a plan of distribution

Transfer agent services – The aggregate fee of $2,000 was incurred during the six months ended June 30, 2011, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)

		Increase in value
Fund	Current fees	of deferred amounts
Global Discovery Fund	$1	-	*
Global Growth Fund	21	2
Global Small Capitalization Fund	16	1
Growth Fund	108	34
International Fund	39	15
New World Fund	9	1
Blue Chip Income and Growth Fund	17	1
Global Growth and Income Fund	9	-	*
Growth-Income Fund	100	40
International Growth and Income Fund	1	-	*
Asset Allocation Fund	42	10
Global Balanced Fund	-	-
Bond Fund	40	3
Global Bond Fund	7	-	*
High-Income Bond Fund	8	4
Mortgage Fund	-	-
U.S. Government/AAA-Rated Securities Fund	14	4
Cash Management Fund	2	2

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

7.	Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2011:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and	Growth-
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund	Income Fund

Purchases of investment securities (2)	$ 49,264	$ 800,191	$ 934,688	$ 2,859,411	$ 1,100,804	$ 321,816	$ 686,919	$ 389,400	$ 2,464,427
Sales of investment securities (2)	52,415	955,815	861,386	4,222,517	1,291,108	246,382	627,824	413,180	3,988,796
Non-U.S taxes paid on dividend income	122	6,012	1,498	5,669	19,347	2,336	613	3,169	4,616
Non-U.S taxes paid on interest income	-	-	1	-	1	52	-	-	-
Non-U.S taxes paid (refunded) on realized gains	-	-	10	-	(136)	133	-	-	_(3)
Non-U.S taxes provided on unrealized gains as of June 30, 2011	-	-	-	70	2,405	148	-	-	-
Dividends from affiliated issuers	-	-	249	1,157	-	-	-	329	-
Net realized loss from affiliated issuers	-	-	(3,547)	(2,864)	-	-	-	-	-

								(dollars in thousands)
								U.S.
								Government/
	International	Asset	Global		Global			AAA-Rated
	Growth and	Allocation	Balanced	Bond	Bond	High-Income	Mortgage	Securities Fund
	Income Fund	Fund	Fund (1)	Fund	Fund	Bond Fund	Fund (1)	Fund

Purchases of investment securities (2)	$ 70,578	$ 2,165,756	$ 35,944	$ 4,905,543	$ 876,637	$ 665,811	$ 41,001	$ 2,193,456
Sales of investment securities (2)	37,313	2,364,741	1,748	4,311,131	599,919	566,713	23,499	1,903,020
Non-U.S taxes paid on dividend income	422	1,453	15	-	-	-	-	-
Non-U.S taxes paid on interest income	-	-	1	9	154	_(3)	-	-
Non-U.S taxes paid (refunded) on realized gains	16	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of June 30, 2011	8	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-	-
Net realized loss from affiliated issuers	-	-	-	-	-	-	-	-

(1)For the period May 2, 2011, commencement of operations, through June 30, 2011.
(2)Excludes short-term securities and U.S. government obligations, if any.
(3)Amount less than one thousand.

8.	Forward currency contracts

The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2011, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown on the following tables. As of June 30, 2011, New World Fund and International Growth and Income Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund, except Global Bond Fund, over the prior 12-month period.  The average notional amount of open forward currency contracts for Global Bond Fund was $227,026,000 over the prior 12-month period.

						(amounts in thousands)
			Contract amount
						Unrealized (depreciation) appreciation at 6/30/2011
	Settlement date	Counterparty	Receive		Deliver
Global Balanced Fund
Purchases:
Japanese yen	7/13/2011	Barclays Bank PLC		¥6,934	$87	$(1)

Sales:
Euros	7/13/2011	UBS AG		¥5,818	€50	$- *
Euros	7/13/2011	UBS AG		¥17,640	€150	2
Euros	7/20/2011	JPMorgan Chase		$211	€150	(6)
						$(4)

Forward currency contracts - net						$(5)

Bond Fund
Sales:
Danish kroner	7/18/2011	UBS AG		$17,281	DKr90,960	$(396)
Danish kroner	7/28/2011	Citibank		$15,863	DKr83,500	(360)
Euros	7/12/2011	JPMorgan Chase		$27,921	€19,150	159
Euros	7/13/2011	HSBC Bank		$11,471	€7,930	1
Euros	7/13/2011	Barclays Bank PLC		$6,772	€4,670	1
Euros	7/13/2011	Barclays Bank PLC		$31,550	€21,940	(256)
Euros	7/14/2011	Barclays Bank PLC		$2,141	€1,482	(7)
Euros	7/18/2011	Bank of New York Mellon		$7,234	€5,000	(14)
Euros	7/18/2011	Barclays Bank PLC		$3,082	€2,130	(5)
Euros	7/27/2011	Barclays Bank PLC		$2,309	€1,625	(45)
Euros	7/27/2011	UBS AG		$23,861	€16,570	(150)
Euros	7/28/2011	UBS AG		$32,449	€22,900	(732)
Euros	7/29/2011	Bank of New York Mellon		$2,696	€1,900	(57)
Malaysian ringgits	7/29/2011	JPMorgan Chase		$17,591	MYR54,000	(252)
South Korean won	7/29/2011	JPMorgan Chase		$60,944	KRW66,344,000	(1,081)
Swedish kronor	7/29/2011	Barclays Bank PLC		$9,189	SKr59,368	(181)
						$(3,375)

Global Bond Fund
Purchases:
Australian dollars	7/27/2011	UBS AG	$	A8,908	$9,298	$222
Australian dollars	7/29/2011	Barclays Bank PLC	$	A2,333	$2,427	66
Japanese yen	7/15/2011	JPMorgan Chase		¥863,583	$10,765	(37)
Japanese yen	7/19/2011	Bank of New York Mellon		¥2,444,871	$30,221	151
Japanese yen	7/20/2011	HSBC Bank		¥2,110,554	$26,137	66
Japanese yen	7/27/2011	UBS AG		¥1,381,743	$17,143	23
Japanese yen	7/29/2011	Barclays Bank PLC		¥1,049,507	$12,973	66
Japanese yen	7/29/2011	Citibank		¥1,001,752	$12,339	106
Singapore dollars	7/27/2011	UBS AG	$	S18,062	$14,586	119
						$782

Sales:
British pounds	7/27/2011	UBS AG		€7,508	£6,660	$195
Danish kroner	7/28/2011	Citibank		$12,824	DKr67,500	(291)
Euros	7/8/2011	HSBC Bank		$729	€500	4
Euros	7/8/2011	Citibank		¥508,646	€4,360	(3)
Euros	7/12/2011	JPMorgan Chase		$13,246	€9,085	75
Euros	7/13/2011	Barclays Bank PLC		$6,398	€4,380	48
Euros	7/13/2011	Citibank		$4,519	€3,130	(19)
Euros	7/13/2011	Barclays Bank PLC		$12,194	€8,410	3
Euros	7/13/2011	HSBC Bank		$4,318	€2,990	- *
Euros	7/18/2011	JPMorgan Chase		$26,616	€18,400	(54)
Euros	7/18/2011	Barclays Bank PLC		$2,503	€1,730	(4)
Euros	7/18/2011	HSBC Bank		$1,302	€900	(2)
Euros	7/21/2011	Barclays Bank PLC		$12,495	€8,750	(187)
Euros	7/22/2011	Barclays Bank PLC		$9,074	€6,350	(129)
Euros	7/22/2011	HSBC Bank		$8,616	€6,025	(116)
Euros	7/22/2011	JPMorgan Chase		$15,730	€11,000	(212)
Euros	7/27/2011	Barclays Bank PLC		$2,522	€1,775	(50)
Euros	7/27/2011	JPMorgan Chase		$33,994	€24,000	(783)
Euros	7/27/2011	UBS AG		$6,235	€4,330	(39)
Malaysian ringgits	7/29/2011	JPMorgan Chase		$21,826	MYR67,000	(313)
South Korean won	7/19/2011	JPMorgan Chase		¥1,256,365	KRW16,900,000	(202)
South Korean won	7/29/2011	JPMorgan Chase		$13,284	KRW14,461,000	(236)
						$(2,315)

Forward currency contracts - net						$(1,533)

High-Income Bond Fund
Sales:
Euros	7/8/2011	HSBC Bank		$729	€500	$5
Euros	7/18/2011	Bank of New York Mellon		$4,340	€3,000	(8)
Euros	7/27/2011	JPMorgan Chase		$11,615	€8,200	(268)
						$(271)

*Amount less than one thousand.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver(3)		Ratio of net income (loss) to average net assets(3)
Global Discovery Fund
Class 1
6/30/11(4)	$12.28	$.05	$.65	$.70	$(.01)	$-	$(.01)	$12.97	5.70%	$34	.60	%(5)	.60	%(5)	.74	%(5)
12/31/10	11.20	.10	1.07	1.17	(.09)	-	(.09)	12.28	10.43	31	.61		.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	-	(.08)	11.20	51.49	31	.61		.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60		.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60		.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62		.56		1.19
Class 2
6/30/11(4)	12.22	.03	.65	.68	(.01)	-	(.01)	12.89	5.64	234	85	(5)	.85	(5)	.49	(5)
12/31/10	11.15	.07	1.06	1.13	(.06)	-	(.06)	12.22	10.14	217	.86		.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	-	(.05)	11.15	50.91	192	.86		.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85		.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85		.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87		.81		.94
Global Growth Fund
Class 1
6/30/11(4)	$21.61	$.21	$.92	$1.13	$(.08)	$-	$(.08)	$22.66	5.23%	$1,383	.54	%(5)	.54	%(5)	1.85	%(5)
12/31/10	19.61	.30	2.04	2.34	(.34)	-	(.34)	21.61	12.04	1,227	.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	-	(.28)	19.61	42.58	1,037	.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55		.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55		.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	-	(.22)	23.44	20.73	278	.58		.53		1.95
Class 2
6/30/11(4)	21.48	.17	.93	1.10	(.07)	-	(.07)	22.51	5.12	4,257	.79	(5)	.79	(5)	1.57	(5)
12/31/10	19.50	.25	2.03	2.28	(.30)	-	(.30)	21.48	11.75	4,308	.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	-	(.24)	19.50	42.30	4,100	.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80		.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80		.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	-	(.18)	23.29	20.43	4,015	.83		.78		1.71
Global Small Capitalization Fund
Class 1
6/30/11(4)	$21.67	$.05	$.08	$.13	$(.27)	$-	$(.27)	$21.53	.66%	$885	.73	%(5)	.73	%(5)	.50	%(5)
12/31/10	18.00	.13	3.91	4.04	(.37)	-	(.37)	21.67	22.76	818	.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	-	(.07)	18.00	61.63	604	.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	-	(2.88)	(2.88)	11.18	(53.39)	306	.74		.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73		.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77		.69		.82
Class 2
6/30/11(4)	21.35	.02	.08	.10	(.26)	-	(.26)	21.19	.53	3,077	.98	(5)	.98	(5)	.23	(5)
12/31/10	17.74	.08	3.86	3.94	(.33)	-	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	-	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	-	(2.88)	(2.88)	11.03	(53.52)	1,748	.99		.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98		.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
Growth Fund
Class 1
6/30/11(4)	$54.78	$.21	$3.13	$3.34	$(.19)	$-	$(.19)	$57.93	6.11%	$8,286	.33	%(5)	.33	%(5)	.72	%(5)
12/31/10	46.45	.49	8.32	8.81	(.48)	-	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	-	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
Class 2
6/30/11(4)	54.35	.13	3.10	3.23	(.16)	-	(.16)	57.42	5.99	19,725	.58	(5)	.58	(5)	.47	(5)
12/31/10	46.10	.36	8.24	8.60	(.35)	-	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	-	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
Class 3
6/30/11(4)	54.82	.15	3.13	3.28	(.17)	-	(.17)	57.93	6.02	231	.51	(5)	.51	(5)	.54	(5)
12/31/10	46.49	.40	8.31	8.71	(.38)	-	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	-	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
International Fund
Class 1
6/30/11(4)	$18.05	$.28	$.54	$.82	$(.06)	$-	$(.06)	$18.81	4.54%	$3,808	.53	%(5)	.53	%(5)	3.00	%(5)
12/31/10	17.17	.28	.99	1.27	(.39)	-	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
Class 2
6/30/11(4)	17.98	.25	.55	.80	(.05)	-	(.05)	18.73	4.45	6,538	.78	(5)	.78	(5)	2.71	(5)
12/31/10	17.11	.24	.98	1.22	(.35)	-	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
Class 3
6/30/11(4)	18.05	.26	.55	.81	(.05)	-	(.05)	18.81	4.50	59	.71	(5)	.71	(5)	2.77	(5)
12/31/10	17.18	.26	.97	1.23	(.36)	-	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
New World Fund
Class 1
6/30/11(4)	$23.28	$.22	$.05	$.27	$(.13)	$-	$(.13)	$23.42	1.18%	$882	.78	%(5)	.78	%(5)	1.93	%(5)
12/31/10	20.04	.37	3.25	3.62	(.38)	-	(.38)	23.28	18.20	774	.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	-	(.29)	20.04	49.95	500	.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
Class 2
6/30/11(4)	23.09	.19	.06	.25	(.12)	-	(.12)	23.22	1.10	1,662	1.03	(5)	1.03	(5)	1.64	(5)
12/31/10	19.89	.31	3.22	3.53	(.33)	-	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	-	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
Blue Chip Income and Growth Fund
Class 1
6/30/11(4)	$9.25	$.10	$.25	$.35	$(.03)	$-	$(.03)	$9.57	3.80%	$921	.42	%(5)	.42	%(5)	2.02	%(5)
12/31/10	8.37	.18	.87	1.05	(.17)	-	(.17)	9.25	12.61	674	.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	-	(.17)	8.37	28.18	408	.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
Class 2
6/30/11(4)	9.18	.08	.26	.34	(.03)	-	(.03)	9.49	3.68	3,641	.67	(5)	.67	(5)	1.78	(5)
12/31/10	8.31	.16	.86	1.02	(.15)	-	(.15)	9.18	12.33	3,677	.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	-	(.15)	8.31	27.97	3,344	.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
Global Growth and Income Fund
Class 1
6/30/11(4)	$9.96	$.16	$.16	$.32	$(.06)	$-	$(.06)	$10.22	3.25%	$181	.60	%(5)	.60	%(5)	3.11	%(5)
12/31/10	9.14	.23	.85	1.08	(.26)	-	(.26)	9.96	12.02	171	.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	-	(.21)	9.14	40.11	160	.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06(6)	10.00	.14	.91	1.05	(.07)	-	(.07)	10.98	10.49	45	.72	(5)	.65	(5)	2.10	(5)
Class 2
6/30/11(4)	9.94	.14	.17	.31	(.06)	-	(.06)	10.19	3.12	2,108	.85	(5)	.85	(5)	2.83	(5)
12/31/10	9.12	.21	.85	1.06	(.24)	-	(.24)	9.94	11.78	2,130	.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	-	(.19)	9.12	39.72	1,951	.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06(6)	10.00	.11	.92	1.03	(.06)	-	(.06)	10.97	10.30	638	.97	(5)	.90	(5)	1.64	(5)
Growth-Income Fund
Class 1
6/30/11(4)	$34.47	$.31	$1.28	$1.59	$(.12)	$-	$(.12)	$35.94	4.61%	$9,945	.28	%(5)	.28	%(5)	1.72	%(5)
12/31/10	31.37	.56	3.10	3.66	(.56)	-	(.56)	34.47	11.72	9,370	.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	-	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
Class 2
6/30/11(4)	34.25	.26	1.28	1.54	(.10)	-	(.10)	35.69	4.50	14,976	.53	(5)	.53	(5)	1.46	(5)
12/31/10	31.18	.48	3.07	3.55	(.48)	-	(.48)	34.25	11.43	16,668	.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	-	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
Class 3
6/30/11(4)	34.49	.27	1.28	1.55	(.10)	-	(.10)	35.94	4.52	202	.46	(5)	.46	(5)	1.53	(5)
12/31/10	31.39	.50	3.09	3.59	(.49)	-	(.49)	34.49	11.50	209	.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	-	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
International Growth and Income Fund
Class 1
6/30/11(4)	$15.25	$.30	$.26	$.56	$(.01)	$(.11)	$(.12)	$15.69	3.69%	$38	.73	%(5)	.73	%(5)	3.83	%(5)
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08(7)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/11(4)	15.21	.27	.27	.54	(.01)	(.11)	(.12)	15.63	3.56	208	.98	(5)	.98	(5)	3.56	(5)
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08(7)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.27	4	.11		.11		.05
Asset Allocation Fund
Class 1
6/30/11(4)	$16.28	$.18	$.72	$.90	$(.07)	$-	$(.07)	$17.11	5.53%	$5,851	.31	%(5)	.31	%(5)	2.20	%(5)
12/31/10	14.75	.35	1.52	1.87	(.34)	-	(.34)	16.28	12.75	5,235	.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	-	(.35)	14.75	24.27	4,151	.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
Class 2
6/30/11(4)	16.17	.16	.70	.86	(.06)	-	(.06)	16.97	5.34	5,702	.56	(5)	.56	(5)	1.94	(5)
12/31/10	14.65	.31	1.51	1.82	(.30)	-	(.30)	16.17	12.50	5,689	.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	-	(.31)	14.65	23.98	5,537	.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
Class 3
6/30/11(4)	16.29	.17	.70	.87	(.06)	-	(.06)	17.10	5.38	44	.49	(5)	.49	(5)	2.01	(5)
12/31/10	14.75	.32	1.53	1.85	(.31)	-	(.31)	16.29	12.62	44	.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	-	(.32)	14.75	23.95	44	.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
Global Balanced Fund
Class 1
6/30/11 (4) (8)	$10.00	$.05	$(.30)	$(.25)	$-	$-	$-	$9.75	(2.50)%	$29	.12%		.12%		.52%
Class 2
6/30/11 (4) (8)	10.00	.04	(.29)	(.25)	-	-	-	9.75	(2.50)	15	.16		.16		.42
Bond Fund
Class 1
6/30/11(4)	$10.67	$.16	$.12	$.28	$(.05)	$-	$(.05)	$10.90	2.66%	$5,326	.38	%(5)	.38	%(5)	3.01	%(5)
12/31/10	10.33	.33	.36	.69	(.35)	-	(.35)	10.67	6.73	4,768	.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	-	(.34)	10.33	12.83	3,775	.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40		.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	-	(.91)	11.14	3.66	436	.41		.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	-	(.47)	11.64	7.31	230	.43		.39		5.54
Class 2
6/30/11(4)	10.56	.15	.12	.27	(.05)	-	(.05)	10.78	2.54	5,044	.63	(5)	.63	(5)	2.75	(5)
12/31/10	10.23	.30	.36	.66	(.33)	-	(.33)	10.56	6.44	5,074	.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	-	(.32)	10.23	12.61	4,635	.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65		.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	-	(.87)	11.03	3.33	4,679	.66		.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	-	(.45)	11.53	6.99	3,374	.68		.64		5.29
Global Bond Fund
Class 1
6/30/11(4)	$11.82	$.19	$.34	$.53	$(.06)	$(.07)	$(.13)	$12.22	4.46%	$498	.57	%(5)	.57	%(5)	3.20	%(5)
12/31/10	11.57	.41	.21	.62	(.37)	-	(.37)	11.82	5.44	325	.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	-	(.18)	11.57	10.04	162	.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	- (9)	(.54)	10.68	3.60	111	.59		.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	-	(.31)	10.83	9.54	28	.61		.55		4.61
12/31/06(10)	10.00	.10	.15	.25	(.07)	-	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/11(4)	11.78	.18	.34	.52	(.06)	(.07)	(.13)	12.17	4.35	1,670	.82	(5)	.82	(5)	2.95	(5)
12/31/10	11.53	.38	.22	.60	(.35)	-	(.35)	11.78	5.23	1,497	.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	-	(.16)	11.53	9.69	1,203	.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	- (9)	(.52)	10.66	3.48	802	.84		.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	-	(.30)	10.81	9.23	279	.86		.80		4.41
12/31/06(11)	10.00	.06	.18	.24	(.07)	-	(.07)	10.17	1.99	15	.13		.12		.60
High-Income Bond Fund
Class 1
6/30/11(4)	$11.20	$.43	$.10	$.53	$(.15)	$-	$(.15)	$11.58	4.73%	$827	.47	%(5)	.47	%(5)	7.52	%(5)
12/31/10	10.49	.91	.68	1.59	(.88)	-	(.88)	11.20	15.38	769	.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	-	(.72)	10.49	39.45	635	.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	-	(.83)	8.05	(23.74)	340	.48		.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	-	(1.48)	11.65	1.62	308	.48		.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	-	(.80)	12.90	10.89	293	.49		.45		7.36
Class 2
6/30/11(4)	11.08	.41	.10	.51	(.14)	-	(.14)	11.45	4.65	1,154	.72	(5)	.72	(5)	7.27	(5)
12/31/10	10.39	.87	.68	1.55	(.86)	-	(.86)	11.08	15.07	1,142	.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	-	(.70)	10.39	38.94	1,063	.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	-	(.80)	7.99	(23.84)	780	.73		.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	-	(1.43)	11.55	1.33	996	.73		.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	-	(.78)	12.79	10.59	832	.74		.70		7.12
Class 3
6/30/11(4)	11.22	.42	.10	.52	(.15)	-	(.15)	11.59	4.60	21	.65	(5)	.65	(5)	7.34	(5)
12/31/10	10.51	.89	.68	1.57	(.86)	-	(.86)	11.22	15.14	23	.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	-	(.71)	10.51	39.14	24	.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	-	(.80)	8.07	(23.76)	18	.66		.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	-	(1.43)	11.65	1.40	28	.66		.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	-	(.77)	12.88	10.66	34	.67		.63		7.19
Mortgage Fund
Class 1
6/30/11 (4) (8)	$10.00	$- (9)	$.09	$.09	$-	$-	$-	$10.09	.90%	$21	.07%		.07%		(.01)%
Class 2
6/30/11 (4) (8)	10.00	- (9)	.09	.09	-	-	-	10.09	.90	4	.11		.11		(.04)
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/11(4)	$12.59	$.14	$.14	$.28	$(.04)	$(.30)	$(.34)	$12.53	2.19%	$1,786	.34	%(5)	.34	%(5)	2.17	%(5)
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	-	(.35)	12.29	7.84	496	.43		.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	-	(.92)	11.73	6.83	211	.46		.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	-	(.49)	11.87	3.95	218	.47		.42		4.64
Class 2
6/30/11(4)	12.49	.12	.13	.25	(.03)	(.30)	(.33)	12.41	2.00	1,979	.59	(5)	.59	(5)	1.92	(5)
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	-	(.33)	12.20	7.63	1,219	.68		.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	-	(.87)	11.65	6.49	597	.71		.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	-	(.46)	11.79	3.75	402	.72		.67		4.40
Class 3
6/30/11(4)	12.61	.12	.13	.25	(.03)	(.30)	(.33)	12.53	1.98	23	.52	(5)	.52	(5)	1.98	(5)
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	-	(.33)	12.30	7.66	33	.61		.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	-	(.87)	11.74	6.63	29	.64		.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	-	(.46)	11.86	3.80	32	.65		.60		4.45
Cash Management Fund
Class 1
6/30/11(4)	$11.39	$(.01)	$- (9)	$(.01)	$-	$-	$-	$11.38	(.09)%	$81	.33	%(5)	.33	%(5)	(.17	)%(5)
12/31/10	11.40	(.02)	.01	(.01)	-	-	-	11.39	(.09)	83	.33		.33		(.14)
12/31/09	11.44	(.01)	- (9)	(.01)	(.03)	- (9)	(.03)	11.40	(.10)	105	.33		.33		(.08)
12/31/08	11.40	.24	- (9)	.24	(.20)	-	(.20)	11.44	2.15	158	.32		.29		2.07
12/31/07	11.62	.57	- (9)	.57	(.79)	-	(.79)	11.40	4.95	112	.33		.30		4.88
12/31/06	11.31	.54	- (9)	.54	(.23)	-	(.23)	11.62	4.81	98	.33		.30		4.74
Class 2
6/30/11(4)	11.28	(.02)	(.01)	(.03)	-	-	-	11.25	(.27)	493	.58	(5)	.58	(5)	(.42	)(5)
12/31/10	11.32	(.04)	- (9)	(.04)	-	-	-	11.28	(.35)	522	.58		.58		(.39)
12/31/09	11.38	(.04)	- (9)	(.04)	(.02)	- (9)	(.02)	11.32	(.33)	664	.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	-	(.19)	11.38	1.90	1,023	.57		.54		1.73
12/31/07	11.56	.54	- (9)	.54	(.75)	-	(.75)	11.35	4.73	452	.58		.55		4.61
12/31/06	11.26	.51	- (9)	.51	(.21)	-	(.21)	11.56	4.59	282	.58		.55		4.52
Class 3
6/30/11(4)	11.34	(.02)	.01	(.01)	-	-	-	11.33	(.09)	14	.51	(5)	.51	(5)	.	(35)(5)
12/31/10	11.38	(.04)	- (9)	(.04)	-	-	-	11.34	(.35)	13	.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	- (9)	(.02)	11.38	(.31)	17	.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	-	(.19)	11.44	1.99	25	.50		.47		1.91
12/31/07	11.60	.55	- (9)	.55	(.75)	-	(.75)	11.40	4.83	20	.51		.48		4.70
12/31/06	11.29	.52	- (9)	.52	(.21)	-	(.21)	11.60	4.64	18	.51		.48		4.53

			Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2011(4)		2010	2009	2008		2007	2006
Global Discovery Fund	21%		61%	60%	46%		50%	31%
Global Growth Fund	15		28	43	38		38	31
Global Small Capitalization Fund	24		47	55	47		49	50
Growth Fund	10		28	37	26		40	35
International Fund	11		25	46	52		41	29
New World Fund	11		18	25	32		34	32
Blue Chip Income and Growth Fund	15		22	22	24		27	21
Global Growth and Income Fund	17		30	47	36		36	8	(6)
Growth-Income Fund	10		22	24	31		24	25
International Growth and Income Fund	17		31	21	-	(7)	-	-
Asset Allocation Fund	23		46	41	36		29	38
Global Balanced Fund	6	(8)	-	-	-		-	-
Bond Fund	67		187	125	63		57	57
Global Bond Fund	43		106	86	118		85	7	(10)
High-Income Bond Fund	31		54	47	29		32	35
Mortgage Fund	165	(8)	-	-	-		-	-
U.S. Government/AAA-Rated Securities Fund	91		208	100	108		91	76
Cash Management Fund	-		-	-	-		-	-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)Unaudited
(5)Annualized.
(6)From May 1, 2006, commencement of operations.
(7)From November 18, 2008, commencement of operations.
(8)From May 2, 2011, commencement of operations.
(9)Amount less than $.01.
(10)From October 4, 2006, commencement of operations.
(11)From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Expense example
                                                                                                                  unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 -- actual return	$1,000.00	$1,056.95	$3.06	.60%
Class 1 -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 -- actual return	1,000.00	1,056.41	4.33	.85
Class 2 -- assumed 5% return	1,000.00	1,020.58	4.26	.85
Global Growth Fund
Class 1 -- actual return	$1,000.00	$1,052.26	$2.75	.54%
Class 1 -- assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 -- actual return	1,000.00	1,051.19	4.02	.79
Class 2 -- assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Small Capitalization Fund
Class 1 -- actual return	$1,000.00	$1,006.57	$3.63	.73%
Class 1 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 -- actual return	1,000.00	1,005.30	4.87	.98
Class 2 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Growth Fund
Class 1 -- actual return	$1,000.00	$1,061.10	$1.69	.33%
Class 1 -- assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 -- actual return	1,000.00	1,059.86	2.96	.58
Class 2 -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 -- actual return	1,000.00	1,060.18	2.61	.51
Class 3 -- assumed 5% return	1,000.00	1,022.27	2.56	.51
International Fund
Class 1 -- actual return	$1,000.00	$1,045.38	$2.69	.53%
Class 1 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 -- actual return	1,000.00	1,044.53	3.95	.78
Class 2 -- assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 -- actual return	1,000.00	1,045.05	3.60	.71
Class 3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71
New World Fund
Class 1 -- actual return	$1,000.00	$1,011.77	$3.89	.78%
Class 1 -- assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 -- actual return	1,000.00	1,011.00	5.14	1.03
Class 2 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Blue Chip Income and Growth Fund
Class 1 -- actual return	$1,000.00	$1,038.04	$2.12	.42%
Class 1 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 -- actual return	1,000.00	1,036.79	3.38	.67
Class 2 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Global Growth and Income Fund
Class 1 -- actual return	$1,000.00	$1,032.54	$3.02	.60%
Class 1 -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 -- actual return	1,000.00	1,031.19	4.28	.85
Class 2 -- assumed 5% return	1,000.00	1,020.58	4.26	.85
Growth-Income Fund
Class 1 -- actual return	$1,000.00	$1,046.11	$1.42	.28%
Class 1 -- assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 2 -- actual return	1,000.00	1,045.04	2.69	.53
Class 2 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 -- actual return	1,000.00	1,045.17	2.33	.46
Class 3 -- assumed 5% return	1,000.00	1,022.51	2.31	.46
International Growth and Income Fund
Class 1 -- actual return	$1,000.00	$1,036.94	$3.69	.73%
Class 1 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 -- actual return	1,000.00	1,035.58	4.95	.98
Class 2 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Asset Allocation Fund
Class 1 -- actual return	$1,000.00	$1,055.33	$1.58	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 -- actual return	1,000.00	1,053.41	2.85	.56
Class 2 -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 -- actual return	1,000.00	1,053.75	2.50	.49
Class 3 -- assumed 5% return	1,000.00	1,022.36	2.46	.49
Global Balanced Fund
Class 1 -- actual return †	$1,000.00	$975.00	$1.15	.72%
Class 1 -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 -- actual return †	1,000.00	975.00	1.55	.97
Class 2 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Bond Fund
Class 1 -- actual return	$1,000.00	$1,026.59	$1.91	.38%
Class 1 -- assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 2 -- actual return	1,000.00	1,025.45	3.16	.63
Class 2 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Global Bond Fund
Class 1 -- actual return	$1,000.00	$1,044.60	$2.89	.57%
Class 1 -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 -- actual return	1,000.00	1,043.48	4.15	.82
Class 2 -- assumed 5% return	1,000.00	1,020.73	4.11	.82
High-Income Bond Fund
Class 1 -- actual return	$1,000.00	$1,047.32	$2.39	.47%
Class 1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 2 -- actual return	1,000.00	1,046.47	3.65	.72
Class 2 -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 3 -- actual return	1,000.00	1,045.99	3.30	.65
Class 3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Mortgage Fund
Class 1 -- actual return †	$1,000.00	$1,009.00	$.71	.44%
Class 1 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 -- actual return †	1,000.00	1,009.00	1.12	.69
Class 2 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return	$1,000.00	$1,021.87	$1.70	.34%
Class 1 -- assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 -- actual return	1,000.00	1,020.03	2.96	.59
Class 2 -- assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 -- actual return	1,000.00	1,019.83	2.60	.52
Class 3 -- assumed 5% return	1,000.00	1,022.22	2.61	.52
Cash Management Fund
Class 1 -- actual return	$1,000.00	$999.12	$1.64	.33%
Class 1 -- assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 -- actual return	1,000.00	997.34	2.87	.58
Class 2 -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 -- actual return	1,000.00	999.11	2.53	.51
Class 3 -- assumed 5% return	1,000.00	1,022.27	2.56	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

†From May 2, 2011, commencement of operations.

Approval of Investment Advisory and Service Agreement

The series’ board has approved amendments to the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) to add the new Mortgage Fund and Global Balanced Fund portfolios (collectively, the “funds” and each individually a “fund”). The board determined that each fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of this series and other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to each fund under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit each fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage each fund. With respect to Global Balanced Fund, the board considered the fund’s balanced investment objectives of long-term growth of capital, conservation of principal and current income. With respect to Mortgage Fund, the board considered the fund’s objective of providing current income and preservation of capital. It also considered the proposed investment policies and restrictions of each fund and CRMC’s experience in satisfactorily managing funds similar to each fund. The board concluded that CRMC’s record indicated that its management of each fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fees and projected total expenses of each fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of other relevant mutual funds. It observed that each fund’s proposed advisory fees and projected total expenses would be below those of most other relevant funds. The board also noted the breakpoint discounts in each fund’s proposed advisory fee structure that would reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, it reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. The board noted that, to the extent there were differences between the advisory fees proposed to be paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board concluded with respect to each fund that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

5. Adviser financial information

The board reviewed information regarding CRMC’s costs of providing services to the series and other American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. The board noted information regarding the compensation structure for CRMC’s investment professionals. The board also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. It further considered the breakpoint discounts in each fund’s proposed advisory fee structure. The board concluded that, with respect to each fund, the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

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Offices of the series and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2011, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2011, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Lit. No. INGESR-995-0811P

Litho in USA RCG/RRD/6311-S29017

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®

Global Discovery FundSM
Investment portfolio

June 30, 2011
 unaudited

Common stocks — 85.74%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.40%
Apple Inc.1	20,700	$6,948
SINA Corp.1	40,000	4,164
EMC Corp.1	150,000	4,133
Google Inc., Class A1	8,000	4,051
First Solar, Inc.1	28,000	3,704
QUALCOMM Inc.	60,000	3,407
Baidu, Inc., Class A (ADR)1	23,000	3,223
Mail.ru Group Ltd. (GDR)1,2	80,000	2,668
Oracle Corp.	75,000	2,468
Rovi Corp.1	40,000	2,294
Avago Technologies Ltd.	60,000	2,280
Wistron Corp.2	1,188,174	2,118
eBay Inc.1	65,000	2,098
Autodesk, Inc.1	50,000	1,930
Gemalto NV2	40,000	1,912
AAC Acoustic Technologies Holdings Inc.2	776,000	1,826
Corning Inc.	100,000	1,815
Trimble Navigation Ltd.1	45,000	1,784
Avid Technology, Inc.1	85,000	1,601
Digital River, Inc.1	48,000	1,544
Monster Worldwide, Inc.1	100,000	1,466
Yahoo! Inc.1	95,000	1,429
Quanta Computer Inc.2	577,000	1,369
NetEase.com, Inc. (ADR)1	29,400	1,326
Cisco Systems, Inc.	70,000	1,093
		62,651

HEALTH CARE — 15.80%
Biogen Idec Inc.1	50,100	5,357
Alere Inc.1	142,000	5,200
Forest Laboratories, Inc.1	110,200	4,335
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,472
Myriad Genetics, Inc.1	142,000	3,225
Allergan, Inc.	35,000	2,914
Stryker Corp.	45,000	2,641
Medco Health Solutions, Inc.1	45,000	2,543
Life Technologies Corp.1	45,000	2,343
NuVasive, Inc.1	62,000	2,038
Hologic, Inc.1	80,000	1,614
Edwards Lifesciences Corp.1	18,000	1,569
Medtronic, Inc.	40,000	1,541
Integra LifeSciences Holdings Corp.1	32,000	1,530
Richter Gedeon Nyrt2	5,500	1,087
UCB SA2	19,654	883
		42,292

FINANCIALS — 13.29%
Sampo Oyj, Class A2	125,000	4,036
HDFC Bank Ltd.2	63,000	3,547
Industrial and Commercial Bank of China Ltd., Class H2	4,180,000	3,201
Deutsche Bank AG2	43,200	2,553
AIA Group Ltd.1,2	711,000	2,474
Zions Bancorporation	80,000	1,921
Marsh & McLennan Companies, Inc.	60,000	1,871
State Street Corp.	40,000	1,804
China Life Insurance Co. Ltd., Class H2	500,000	1,723
Longfor Properties Co. Ltd.2	1,100,000	1,704
Aberdeen Asset Management PLC2	470,000	1,682
Fifth Third Bancorp	130,000	1,658
AFLAC Inc.	31,100	1,452
Itaú Unibanco Holding SA, preferred nominative (ADR)	60,000	1,413
Capitol Federal Financial, Inc.	90,000	1,058
CapitaMalls Asia Ltd.2	781,000	939
UBS AG1,2	42,538	776
First American Financial Corp.	45,055	705
Synovus Financial Corp.	295,900	615
Banco Santander, SA2	37,515	433
		35,565

CONSUMER DISCRETIONARY — 12.89%
Comcast Corp., Class A, special nonvoting shares	150,000	3,634
Comcast Corp., Class A	35,000	887
Walt Disney Co.	100,000	3,904
Daily Mail and General Trust PLC, Class A, nonvoting2	480,000	3,578
Amazon.com, Inc.1	15,000	3,067
Paddy Power PLC2	55,000	2,989
Tractor Supply Co.	35,000	2,341
DIRECTV, Class A1	45,000	2,287
John Wiley & Sons, Inc., Class A	40,000	2,080
Texas Roadhouse, Inc.	115,000	2,017
Sky Deutschland AG1,2	357,605	1,932
Time Warner Inc.	50,000	1,819
CTC Media, Inc.	85,000	1,812
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,082
Best Buy Co., Inc.	25,400	798
OPAP SA2	18,490	289
		34,516

INDUSTRIALS — 6.45%
Ryanair Holdings PLC (ADR)	256,400	7,523
AirAsia Bhd.2	2,600,000	3,034
Serco Group PLC2	205,000	1,817
Exponent, Inc.1	37,000	1,610
Capita Group PLC2	130,000	1,493
AMR Corp.1	200,000	1,080
Downer EDI Ltd.2	144,171	574
SGS SA2	65	123
		17,254

UTILITIES — 4.02%
ENN Energy Holdings Ltd.2	2,610,000	8,872
Scottish and Southern Energy PLC2	85,000	1,901
		10,773

TELECOMMUNICATION SERVICES — 2.21%
Crown Castle International Corp.1	90,000	3,671
Millicom International Cellular SA (SDR)2	12,200	1,273
Philippine Long Distance Telephone Co.2	9,100	492
Philippine Long Distance Telephone Co. (ADR)	9,100	492
		5,928

MATERIALS — 1.63%
Nitto Denko Corp.2	50,000	2,540
Monsanto Co.	25,000	1,813
		4,353

ENERGY — 0.87%
Schlumberger Ltd.	27,000	2,333

CONSUMER STAPLES — 0.26%
Wal-Mart de México, SAB de CV, Series V	237,200	703

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		13,166

Total common stocks (cost: $191,471,000)		229,534

	Shares or
Convertible securities — 2.32%	principal amount

CONSUMER DISCRETIONARY — 1.89%
Groupon Inc., Series G, convertible preferred1,2,3	79,139	5,065

INDUSTRIALS — 0.28%
AMR Corp. 6.25% convertible notes 2014	$750,000	731

FINANCIALS — 0.15%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	20,000	405

Total convertible securities (cost: $3,770,000)		6,201

	Principal amount
Short-term securities — 11.39%	(000)

Hewlett-Packard Co. 0.08% due 7/14/20114	$4,500	4,500
Federal Home Loan Bank 0.05% due 7/25/2011	4,400	4,400
Ciesco LLC 0.15% due 8/15/2011	4,300	4,299
Freddie Mac 0.065%–0.24% due 7/26–8/17/2011	3,400	3,400
Fannie Mae 0.12% due 12/21/2011	3,200	3,198
Abbott Laboratories 0.11% due 8/9/20114	3,000	2,999
Jupiter Securitization Co., LLC 0.13% due 7/12/20114	2,900	2,900
Emerson Electric Co. 0.09% due 7/11/20114	2,400	2,400
IBM Corp. 0.05% due 7/25/20114	2,400	2,400

Total short-term securities (cost: $30,496,000)		30,496

Total investment securities (cost: $225,737,000)		$266,231
Other assets less liabilities		1,472

Net assets		$267,703

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $75,897,000, which represented 28.35% of the net assets of the fund. This amount includes $70,832,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,199,000, which represented 5.68% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 95.02%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.39%
Virgin Media Inc.	5,660,000	$169,404
Honda Motor Co., Ltd.1	1,658,800	63,936
Toyota Motor Corp.1	1,452,900	61,171
Sony Corp.1	2,280,000	60,351
Burberry Group PLC1	2,135,000	49,639
Amazon.com, Inc.2	241,000	49,282
Home Depot, Inc.	1,350,000	48,897
Hyundai Mobis Co., Ltd.1	105,500	39,591
adidas AG, non-registered shares1	422,000	33,473
priceline.com Inc.2	64,500	33,019
Sirius XM Radio Inc.2	15,000,000	32,850
Naspers Ltd., Class N1	487,500	27,590
H & M Hennes & Mauritz AB, Class B1	752,000	25,917
Dongfeng Motor Group Co., Ltd., Class H1	12,710,000	24,227
Apollo Group, Inc., Class A2	550,000	24,024
NIKE, Inc., Class B	260,000	23,395
DIRECTV, Class A2	450,000	22,869
International Game Technology	1,280,000	22,502
Johnson Controls, Inc.	520,000	21,663
Las Vegas Sands Corp.2	500,000	21,105
CarMax, Inc.2	610,000	20,173
Harman International Industries, Inc.	440,000	20,051
Carphone Warehouse Group PLC1,2	2,812,500	19,095
McDonald’s Corp.	200,000	16,864
Nikon Corp.1	650,000	15,336
Expedia, Inc.	400,000	11,596
Carnival Corp., units	225,000	8,467
Suzuki Motor Corp.1	313,000	7,054
Time Warner Inc.	100,000	3,637
Esprit Holdings Ltd.1	714,321	2,225
Multi Screen Media Private Ltd.2,3	16,148	1,383
		980,786

FINANCIALS — 15.27%
Moody’s Corp.	2,529,900	97,022
China Life Insurance Co. Ltd., Class H1	15,190,000	52,351
Industrial and Commercial Bank of China Ltd., Class H1	64,766,750	49,591
Prudential PLC1	3,853,747	44,536
Agricultural Bank of China, Class H1	79,992,000	42,282
Housing Development Finance Corp. Ltd.1	2,350,000	37,268
AIA Group Ltd.1,2	10,454,200	36,384
UBS AG1,2	1,920,000	35,011
AXA SA1	1,501,463	34,089
Goldman Sachs Group, Inc.	255,000	33,938
Bank of Nova Scotia	538,000	32,410
DnB NOR ASA1	2,053,333	28,622
ICICI Bank Ltd.1	925,000	22,673
Sumitomo Mitsui Financial Group, Inc.1	733,000	22,559
CIMB Group Holdings Bhd.1	7,500,000	22,213
Citigroup Inc.	500,000	20,820
HSBC Holdings PLC (United Kingdom)1	1,995,228	19,794
Sanlam Ltd.1	4,680,000	19,093
Allianz SE1	136,500	19,071
East West Bancorp, Inc.	882,174	17,829
Bank of America Corp.	1,600,000	17,536
Banco Santander, SA1	1,423,743	16,428
Berkshire Hathaway Inc., Class A2	140	16,255
Itaú Unibanco Holding SA, preferred nominative	687,500	16,057
BNP Paribas SA1	202,947	15,652
Wells Fargo & Co.	500,000	14,030
QBE Insurance Group Ltd.1	750,000	13,924
Sun Hung Kai Properties Ltd.1	866,208	12,641
ACE Ltd.	190,000	12,506
JPMorgan Chase & Co.	300,000	12,282
Ayala Land, Inc.1	19,300,000	6,952
Banco De Oro Unibank, Inc.1	5,500,000	6,940
Standard Chartered PLC1	200,721	5,274
DLF Ltd.1	1,070,000	5,063
CapitaMalls Asia Ltd.1	1,943,000	2,336
		861,432

HEALTH CARE — 11.51%
Novo Nordisk A/S, Class B1	1,070,700	134,237
UnitedHealth Group Inc.	1,510,000	77,886
Vertex Pharmaceuticals Inc.2	1,175,000	61,088
Aetna Inc.	870,000	38,358
Novartis AG1	580,000	35,529
Merck & Co., Inc.	979,600	34,570
Hospira, Inc.2	560,000	31,730
Sonic Healthcare Ltd.1	2,110,000	29,110
Bayer AG1	349,300	28,083
Baxter International Inc.	390,000	23,279
UCB SA1	515,020	23,142
Edwards Lifesciences Corp.2	240,000	20,923
Celgene Corp.2	335,000	20,207
Smith & Nephew PLC1	1,425,000	15,203
Roche Holding AG1	90,000	15,057
CSL Ltd.1	370,000	13,115
Gilead Sciences, Inc.2	300,000	12,423
Mindray Medical International Ltd., Class A (ADR)	435,000	12,202
Covance Inc.2	195,000	11,577
Intuitive Surgical, Inc.2	30,000	11,163
		648,882

INFORMATION TECHNOLOGY — 10.96%
Texas Instruments Inc.	2,626,000	86,212
Samsung Electronics Co. Ltd.1	66,045	51,333
Yahoo! Inc.2	3,330,200	50,086
Oracle Corp.	1,495,000	49,200
TE Connectivity Ltd.	1,266,250	46,547
Microsoft Corp.	1,592,500	41,405
Apple Inc.2	120,000	40,280
Taiwan Semiconductor Manufacturing Co. Ltd.1	12,800,000	32,398
ASML Holding NV (New York registered)	730,489	26,999
ASML Holding NV1	111,111	4,094
TDK Corp.1	470,000	25,883
First Solar, Inc.2	194,900	25,779
Altera Corp.	550,000	25,493
Google Inc., Class A2	40,000	20,255
KLA-Tencor Corp.	412,921	16,715
Murata Manufacturing Co., Ltd.1	240,000	16,032
Infineon Technologies AG1	1,275,000	14,307
Nintendo Co., Ltd.1	75,000	14,124
Hewlett-Packard Co.	320,000	11,648
Hon Hai Precision Industry Co., Ltd.1	3,360,000	11,590
Canon, Inc.1	168,200	8,021
		618,401

CONSUMER STAPLES — 10.05%
Unilever NV, depository receipts1	2,405,000	78,788
Pernod Ricard SA1	675,439	66,580
Anheuser-Busch InBev NV1	1,017,025	58,972
Shoprite Holdings Ltd.1	3,055,000	46,025
British American Tobacco PLC1	820,500	35,965
Nestlé SA1	530,000	32,939
Procter & Gamble Co.	450,000	28,606
Philip Morris International Inc.	400,000	26,708
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	23,816
Coca-Cola Co.	330,000	22,206
SABMiller PLC1	600,000	21,875
METRO AG1	325,456	19,702
Avon Products, Inc.	695,800	19,482
PepsiCo, Inc.	245,000	17,255
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	15,134
Woolworths Ltd.1	475,483	14,179
Tesco PLC1	2,100,000	13,563
Danone SA1	150,430	11,224
Wilmar International Ltd.1	1,275,000	5,637
Coca-Cola Hellenic Bottling Co. SA1	180,000	4,824
Japan Tobacco Inc.1	840	3,242
		566,722

INDUSTRIALS — 9.11%
KBR, Inc.	1,713,000	64,563
Geberit AG1	237,185	56,199
United Technologies Corp.	622,000	55,053
Siemens AG1	296,157	40,664
Vallourec SA1	315,000	38,358
Ingersoll-Rand PLC	600,000	27,246
Michael Page International PLC1	3,026,000	25,984
IDEX Corp.	550,000	25,217
Union Pacific Corp.	222,000	23,177
Ryanair Holdings PLC (ADR)	733,100	21,509
Komatsu Ltd.1	666,700	20,743
Actuant Corp., Class A	720,000	19,318
Vestas Wind Systems A/S1,2	807,370	18,770
Masco Corp.	1,125,000	13,534
Marubeni Corp.1	2,000,000	13,292
Eaton Corp.	250,000	12,862
Navistar International Corp.2	210,000	11,857
Schneider Electric SA1	65,000	10,860
Delta Air Lines, Inc.2	1,160,000	10,637
Kubota Corp.1	460,000	4,096
		513,939

ENERGY — 7.73%
TOTAL SA1	1,045,000	60,439
Royal Dutch Shell PLC, Class B (ADR)	433,643	31,114
Royal Dutch Shell PLC, Class B1	574,666	20,514
Oil Search Ltd.1	6,960,000	49,760
Canadian Natural Resources, Ltd.	1,061,400	44,494
Chevron Corp.	360,000	37,022
INPEX CORP.1	4,670	34,477
Tenaris SA (ADR)	640,000	29,267
Schlumberger Ltd.	300,000	25,920
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	13,544
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	11,658
Transocean Ltd.	350,000	22,596
Technip SA1	143,000	15,318
Suncor Energy Inc.	370,000	14,502
Helmerich & Payne, Inc.	200,000	13,224
Imperial Oil Ltd.	257,928	12,013
		435,862

MATERIALS — 5.27%
Dow Chemical Co.	1,535,000	55,260
Steel Dynamics, Inc.	3,400,000	55,250
Sigma-Aldrich Corp.	485,000	35,589
Northam Platinum Ltd.1	4,675,000	29,422
Holcim Ltd1	324,908	24,521
Akzo Nobel NV1	338,100	21,328
Potash Corp. of Saskatchewan Inc.	270,000	15,387
Impala Platinum Holdings Ltd.1	400,000	10,798
Nitto Denko Corp.1	200,000	10,159
Barrick Gold Corp.	200,000	9,058
First Quantum Minerals Ltd.	55,000	8,019
Alcoa Inc.	500,000	7,930
Rio Tinto PLC1	100,000	7,221
FMC Corp.	83,000	7,140
		297,082

TELECOMMUNICATION SERVICES — 4.35%
América Móvil, SAB de CV, Series L (ADR)	1,570,000	84,592
América Móvil, SAB de CV, Series L	16,370,000	22,091
SOFTBANK CORP.1	1,295,000	49,048
China Telecom Corp. Ltd., Class H1	41,870,000	27,308
Koninklijke KPN NV1	1,528,000	22,211
France Télécom SA1	700,000	14,891
TalkTalk Telecom Group PLC1	5,625,000	12,910
Telefónica, SA1	500,000	12,227
		245,278

UTILITIES — 1.61%
GDF SUEZ1	1,122,805	41,091
SUEZ Environnement Co.1	1,207,367	24,064
CLP Holdings Ltd.1	1,600,000	14,193
International Power PLC1	2,200,000	11,360
		90,708

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		100,066

Total common stocks (cost: $3,902,176,000)		5,359,158

	Principal amount
Short-term securities — 4.62%	(000)

Toronto-Dominion Holdings USA Inc. 0.13% due 8/5/20114	$48,600	48,594
JPMorgan Chase & Co. 0.15% due 8/5/2011	17,300	17,296
Falcon Asset Securitization Co., LLC 0.13% due 8/3/20114	9,900	9,899
Ciesco LLC 0.15% due 8/11/2011	25,000	24,996
Variable Funding Capital Company LLC 0.15% due 8/9–8/18/20114	24,000	23,995
Société Générale North America, Inc. 0.03%–0.04% due 7/1/2011	23,600	23,600
U.S. Treasury Bill 0.223% due 1/12/2012	22,600	22,590
Federal Home Loan Bank 0.065% due 8/17/2011	20,000	19,998
Electricité de France 0.15% due 7/27/20114	20,000	19,998
Freddie Mac 0.055%–0.24% due 7/18–7/26/2011	17,500	17,499
Wal-Mart Stores, Inc. 0.08% due 7/26/20114	12,650	12,649
Hewlett-Packard Co. 0.08% due 7/14/20114	11,600	11,600
Svenska Handelsbanken Inc. 0.21% due 7/21/20114	7,770	7,769

Total short-term securities (cost: $260,465,000)		260,483

Total investment securities (cost: $4,162,641,000)		5,619,641
Other assets less liabilities		20,531

Net assets		$5,640,172

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,701,029,000, which represented 47.89% of the net assets of the fund. This amount includes $2,699,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $134,504,000, which represented 2.38% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

June 30, 2011
 unaudited

Common stocks — 90.99%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.69%
Melco Crown Entertainment Ltd. (ADR)1	4,902,763	$62,608
Galaxy Entertainment Group Ltd.1,2	27,238,000	59,038
Modern Times Group MTG AB, Class B2	609,400	40,265
Hankook Tire Co., Ltd.2	796,520	34,074
United Auto Group, Inc.	1,268,400	28,843
Minth Group Ltd.2	16,792,000	27,206
CTC Media, Inc.	1,087,372	23,183
Lions Gate Entertainment Corp.1	3,450,000	22,839
Liberty Media Corp., Series A1	300,000	22,572
John Wiley & Sons, Inc., Class A	414,896	21,579
AutoNation, Inc.1	550,000	20,136
Golden Eagle Retail Group Ltd.2	7,845,000	20,003
Stella International Holdings Ltd.2	7,259,500	18,411
Delticom AG2	167,515	17,927
zooplus AG, non-registered shares1,2	125,500	17,758
Shopper’s Stop Ltd.2	1,480,000	15,016
Pantaloon Retail (India) Ltd.2	2,000,000	13,739
Pantaloon Retail (India) Ltd., Class B2	200,000	803
Paddy Power PLC2	266,000	14,456
Fourlis1,2	2,320,000	13,937
CDON Group AB1,2	2,198,510	13,377
Cheil Worldwide Inc.2	843,500	12,557
Mando Corp.2	60,000	12,499
HT Media Ltd.2	3,060,000	11,644
Jumbo SA2	1,328,170	10,027
Entertainment One Ltd.1,2	3,767,218	9,857
Minor International PCL2	25,880,000	9,637
Brunswick Corp.	430,000	8,772
Group 1 Automotive, Inc.	200,000	8,236
Blue Nile, Inc.1	182,400	8,022
Mandarin Oriental International Ltd.2	3,740,000	7,827
Hongkong and Shanghai Hotels, Ltd.2	4,537,333	7,587
Rightmove PLC2	395,665	7,566
Mood Media Corp.1,3	2,125,000	6,610
Mood Media Corp.1	284,000	883
Arezzo Indústria e Comércio SA, ordinary nominative1	515,200	7,214
Siam Global House PCL2	30,210,000	6,802
Ekornes ASA2	293,100	6,628
Youngone Corp.2	420,000	6,017
Parkson Retail Group Ltd.2	3,838,500	5,625
Toll Corp.1	225,000	4,666
Churchill Downs Inc.	100,000	4,508
P.F. Chang’s China Bistro, Inc.	100,000	4,024
Intercontinental Hotels Group PLC2	173,562	3,552
CFAO2	80,000	3,466
Boyd Gaming Corp.1	385,000	3,350
RadioShack Corp.	239,833	3,192
Great Wall Motor Co. Ltd., Class H2	1,845,000	3,056
Sky-mobi Ltd. (ADR)1	325,000	2,372
DreamWorks Animation SKG, Inc., Class A1	105,000	2,111
GAME Group PLC2	2,968,219	1,727
GEOX SpA2	257,000	1,540
Timberland Co., Class A1	28,720	1,234
Little Sheep Group Ltd., Class H2	241,000	193
Ten Alps PLC1,2	2,600,000	141
Five Star Travel Corp.1,2,4	219,739	33
CEC Unet PLC1,2	14,911,148	—
		700,945

INDUSTRIALS — 14.52%
International Container Terminal Services, Inc.2	47,285,000	54,838
Intertek Group PLC2	1,295,000	41,009
Cebu Air, Inc.2	11,450,000	24,097
Pursuit Dynamics PLC1,2,5	4,757,900	23,654
MSC Industrial Direct Co., Inc., Class A	323,800	21,471
Landstar System, Inc.	460,000	21,381
Moog Inc., Class A1	485,000	21,107
Herman Miller, Inc.	720,000	19,598
Johnson Electric Holdings Ltd.2	27,405,000	18,345
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,213,000	17,488
Blount International, Inc.1	1,000,000	17,470
Frigoglass SAIC2	1,238,473	17,441
Goodpack Ltd.2	10,490,000	15,650
Lonrho PLC1,2	49,607,000	14,132
AirAsia Bhd.2	11,878,000	13,858
JVM Co., Ltd.1,2,5	411,500	13,091
Jain Irrigation Systems Ltd.2	3,358,000	12,810
Corporate Executive Board Co.	276,689	12,077
Charter International PLC2	905,000	11,505
Lonking Holdings Ltd.2	19,930,000	10,919
Prysmian SpA2	525,000	10,560
SATS Ltd.2	4,510,000	9,548
Tiger Airways Holdings Ltd.1,2	9,378,000	9,110
easyJet PLC1,2	1,498,000	8,628
Pipavav Shipyard Ltd.1,2	4,965,000	8,525
United Continental Holdings, Inc.1	357,000	8,079
BELIMO Holding AG2	3,450	7,437
Meyer Burger Technology AG1,2	162,284	7,168
Northgate PLC1,2	1,307,270	6,880
Standard Parking Corp.1	430,200	6,870
Amtek Engineering Ltd.1,2	8,211,000	6,632
Boer Power Holdings Ltd.2	6,977,000	6,319
Watsco, Inc.	78,000	5,303
Hays PLC2	3,180,000	5,257
Corrections Corporation of America1	241,900	5,237
Uponor Oyj2	303,000	5,027
Haitian International Holdings Ltd.2	3,790,000	4,927
S1 Corp.2	88,000	4,555
Seco Tools AB, Class B2	275,000	4,461
Carborundum Universal Ltd.2	675,000	4,313
Houston Wire & Cable Co.	267,600	4,161
Pfeiffer Vacuum Technology AG, non-registered shares2	32,000	4,013
Shun Tak Holdings Ltd.2	6,560,000	3,995
Geberit AG2	16,500	3,910
Eveready Industries India Ltd.2,5	4,370,000	3,743
Burckhardt Compression Holding AG2	11,225	3,425
China Automation Group Ltd.2	3,265,000	2,293
Beacon Roofing Supply, Inc.1	95,000	2,168
Douglas Dynamics, Inc.	125,000	1,974
Interserve PLC2	365,000	1,889
TrueBlue, Inc.1	117,535	1,702
Mobile Mini, Inc.1	80,211	1,700
Heidelberger Druckmaschinen AG, non-registered shares1,2	441,000	1,586
Ellaktor SA1,2	423,457	1,522
Downer EDI Ltd.2	38,262	152
Aker Philadelphia Shipyard ASA1,2,3	110,800	138
American Shipping Co. ASA1,2	131,538	120
		575,268

INFORMATION TECHNOLOGY — 13.88%
Kingboard Chemical Holdings Ltd.2	11,066,500	51,520
Hittite Microwave Corp.1	796,000	49,280
AAC Acoustic Technologies Holdings Inc.2	19,417,100	45,682
Kingboard Laminates Holdings Ltd.2	55,486,509	43,628
Rovi Corp.1	593,850	34,063
Delta Electronics (Thailand) PCL2	26,316,000	21,258
Monster Worldwide, Inc.1	1,375,000	20,157
Elster Group SE (ADR)1	1,030,000	16,871
Infotech Enterprises Ltd.1,2	5,171,976	16,717
Kingdee International Software Group Co. Ltd.2	29,538,400	15,982
China High Precision Automation Group Ltd.2	19,890,000	15,596
Quantum Corp.1	4,713,211	15,554
Semtech Corp.1	550,500	15,051
DTS, Inc.1	368,253	14,933
Halma PLC2	2,182,500	14,513
FormFactor, Inc.1	1,588,000	14,387
VTech Holdings Ltd.2	1,096,400	12,993
Limelight Networks, Inc.1	2,750,000	12,540
AOL Inc.1	467,909	9,293
Demand Media, Inc.1	662,300	8,974
Spectris PLC2	340,000	8,688
Hana Microelectronics PCL2	11,370,000	8,637
VanceInfo Technologies Inc. (ADR)1	370,000	8,551
Cirrus Logic, Inc.1	505,600	8,039
SuccessFactors, Inc.1	235,000	6,909
SciQuest, Inc.1	371,400	6,347
RealPage, Inc.1	237,300	6,281
Tripod Technology Corp.2	1,484,000	6,172
Digital River, Inc.1	187,370	6,026
Varian Semiconductor Equipment Associates, Inc.1	90,000	5,530
Wistron Corp.2	2,752,072	4,906
HiSoft Technology International Ltd. (ADR)1	245,000	3,589
Liquidity Services, Inc.1	146,406	3,457
Jabil Circuit, Inc.	165,000	3,333
RichTek Technology Corp.2	475,000	3,273
OBIC Co., Ltd.2	16,120	3,010
OnMobile Global Ltd.1,2	940,000	2,282
SEEK Ltd.2	250,263	1,736
Playtech Ltd.2	285,000	1,556
HSW International, Inc.1	190,216	1,092
HSW International, Inc.1,2,4	67,431	329
SemiLEDS Corp.1	100,000	645
PixArt Imaging Inc.2	150,000	547
		549,927

HEALTH CARE — 9.91%
NuVasive, Inc.1	962,200	31,637
ZOLL Medical Corp.1	552,126	31,284
Volcano Corp.1	836,767	27,019
BioMarin Pharmaceutical Inc.1	869,800	23,667
Illumina, Inc.1	291,300	21,891
JSC Pharmstandard (GDR)1,2	946,865	21,587
Omega Pharma NV2	381,000	19,608
athenahealth, Inc.1	467,002	19,194
Cadence Pharmaceuticals, Inc.1	1,894,500	17,429
Integra LifeSciences Holdings Corp.1	328,040	15,684
Fleury SA, ordinary nominative	1,050,500	15,300
Alere Inc.1	415,500	15,216
Hill-Rom Holdings, Inc.	318,271	14,653
Savient Pharmaceuticals, Inc.1	1,949,291	14,600
VCA Antech, Inc.1	665,000	14,098
Genomma Lab Internacional, SAB de CV, Series B1	3,250,000	8,283
EGIS Nyrt.2	76,500	8,222
Endo Pharmaceuticals Holdings Inc.1	197,600	7,938
Emergent BioSolutions Inc.1	345,000	7,780
QRxPharma Ltd.1,2	4,129,927	7,395
CFR Pharmaceuticals SA (ADR)1,2,3	257,500	6,997
Hikma Pharmaceuticals PLC2	571,000	6,965
ResMed Inc.1	200,000	6,190
Invacare Corp.	180,000	5,974
Merck Ltd.2	370,857	5,228
ArthroCare Corp.1	155,300	5,198
Myriad Genetics, Inc.1	225,400	5,119
Fisher & Paykel Healthcare Corp. Ltd.2	2,115,000	4,839
Hologic, Inc.1	140,000	2,824
Odontoprev SA, ordinary nominative	44,000	733
Array BioPharma Inc.1	136,028	305
		392,857

MATERIALS — 9.46%
African Minerals Ltd.1,2	7,987,000	66,403
Kenmare Resources PLC1,2	36,658,159	34,685
Kenmare Resources PLC1,2,3	7,047,991	6,668
Midas Holdings Ltd.2,5	46,865,000	24,849
Midas Holdings Ltd. (HKD denominated)2,5	14,900,000	7,839
Allied Gold Mining PLC (CDI) (AUD denominated)1,2	6,340,045	20,128
Allied Gold Mining PLC1,2	3,383,333	11,085
OCI Materials Co., Ltd.2	200,000	25,053
FUCHS PETROLUB AG2	318,000	16,490
Jaguar Mining Inc.1	3,329,500	15,880
Cline Mining Corp.1	6,123,179	14,539
International Petroleum Ltd.1	39,894,353	12,409
Eastern Platinum Ltd.1	8,975,000	7,445
Eastern Platinum Ltd.1,3	2,840,000	2,356
African Petroleum Corp. Ltd.1,2	10,090,909	9,200
Sylvania Platinum Ltd.1,2	15,000,000	8,849
Cheil Industries Inc.2	69,500	8,344
Symrise AG2	250,000	7,964
Arkema SA2	75,000	7,721
AK Steel Holding Corp.	455,000	7,171
China Forestry Holdings Co., Ltd.1,2	26,858,000	6,661
Rusoro Mining Ltd.1,3	12,500,000	2,722
Rusoro Mining Ltd.1	13,030,432	2,837
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.2	12,030,000	5,047
Hummingbird Resources PLC1,2	2,500,000	4,976
Sika AG, non-registered shares2	1,900	4,578
SOL SpA2	520,000	4,396
Vicat S.A.2	48,000	4,031
Aquarius Platinum Ltd.2	745,148	3,803
Mineral Deposits Ltd.1,2	385,532	2,351
Mineral Deposits Ltd. (CAD denominated)1	217,200	1,245
Balchem Corp.	77,866	3,409
Sirius Minerals PLC1,2	18,934,910	2,720
China Shanshui Cement Group Ltd.2	2,279,000	2,649
Mwana Africa PLC1,2,3	30,000,000	2,200
Mwana Africa PLC1,2	192,500	14
Engro Corp. Ltd.2	1,128,600	2,143
Huabao International Holdings Ltd.2	1,876,000	1,708
J.K. Cement Ltd.2	633,012	1,536
Hard Creek Nickel Corp.1	2,995,650	885
Orsu Metals Corp.1	588,231	97
		375,086

ENERGY — 7.83%
InterOil Corp.1	954,675	55,858
Comstock Resources, Inc.1	1,327,000	38,204
Exillon Energy PLC1,2	4,439,000	30,988
Cimarex Energy Co.	309,000	27,785
BPZ Resources, Inc.1	5,395,872	17,699
Progress Energy Resources Corp.	1,160,000	16,514
Gulf Keystone Petroleum Ltd.1,2,3	4,700,000	10,430
Gulf Keystone Petroleum Ltd.1,2	1,070,531	2,376
Goodrich Petroleum Corp.1	685,000	12,611
Circle Oil PLC1,2	22,687,000	11,966
Amerisur Resources PLC1,2	23,617,360	9,199
Tethys Petroleum Ltd.1	8,112,100	9,084
Kodiak Oil & Gas Corp.1	1,500,000	8,655
Trap Oil Group PLC1,2,3,5	11,800,000	7,575
LNG Energy Ltd.1,3,5	16,500,000	7,185
Frontier Oil Corp.	200,000	6,462
Aurelian Oil & Gas PLC1,2	6,980,000	6,387
Providence Resources PLC1,2	1,250,000	5,146
Heritage Oil Ltd.2	1,452,453	5,115
Wildhorse Energy Ltd.1,2,5	16,227,016	4,997
Dockwise Ltd.1,2	180,000	4,950
Canadian Overseas Petroleum Ltd.1,3	8,000,000	3,774
Petroleum Development Corp.1	95,000	2,841
Leni Gas & Oil PLC1,2,3,5	46,700,000	2,155
Petrodorado Energy Ltd.1,3	6,800,000	2,151
		310,107

FINANCIALS — 6.40%
City National Corp.	376,405	20,420
BS Financial Group Inc.1,2	1,389,000	19,732
Zions Bancorporation	745,000	17,887
National Financial Partners Corp.1	1,273,700	14,698
Starwood Property Trust, Inc.	655,000	13,434
Banco Cruzeiro do Sul SA, preferred nominative	1,343,600	12,156
Punjab & Sind Bank2	4,871,965	10,943
Colony Financial, Inc.	565,000	10,210
Dah Sing Banking Group Ltd.2	6,985,600	9,832
East West Bancorp, Inc.	473,392	9,567
Banco Daycoval SA, preferred nominative	1,469,900	9,230
PT Summarecon Agung Tbk2	68,157,000	9,074
Portfolio Recovery Associates, Inc.1	104,000	8,818
Airesis SA1,2,5	3,294,151	7,170
ARA Asset Management Ltd.2	5,407,600	6,699
SVB Financial Group1	107,600	6,425
Dah Sing Financial Holdings Ltd.2	1,054,000	5,401
Sampath Bank Ltd.1,2	2,363,231	5,181
Indiabulls Financial Services Ltd.2	1,368,000	4,946
Banco Pine SA, preferred nominative	615,000	4,729
Banco ABC Brasil SA, preferred nominative	594,000	4,461
Frasers Centrepoint Trust2	3,440,000	4,287
TISCO Financial Group PCL2	3,400,000	4,162
PT Agung Podomoro Land Tbk1,2	108,989,000	4,139
Savills PLC2	603,000	3,784
First American Financial Corp.	239,540	3,749
Paraná Banco SA, preferred nominative	382,280	3,099
Hellenic Exchanges SA2	430,500	3,071
Gruppo MutuiOnline SpA2	457,241	3,067
United Bankshares, Inc.	105,000	2,570
First Southern Bancorp, Inc.1,2,4	232,830	2,559
Mahindra Lifespace Developers Ltd.2	220,356	1,788
Bao Viet Holdings2	462,777	1,769
Synovus Financial Corp.	607,200	1,263
National Penn Bancshares, Inc.	144,300	1,144
Islamic Arab Insurance Co. (Salama)1,2	5,775,000	1,073
Midland Holdings Ltd.2	951,000	558
Banco Panamericano SA, preferred nominative1	143,300	554
		253,649

UTILITIES — 3.12%
ENN Energy Holdings Ltd.2	26,934,700	91,555
Hyflux Ltd2	11,778,000	19,109
Equatorial Energia SA, ordinary nominative	870,000	6,634
Greenko Group PLC1,2	1,850,000	6,235
		123,533

CONSUMER STAPLES — 1.75%
Strauss Group Ltd.2	870,719	13,345
Real Nutriceutical Group Ltd.2	12,720,000	8,367
Brazil Pharma SA, ordinary nominative1	747,300	8,226
Kernel Holding SA1,2	275,000	7,639
Super Group Ltd.2	6,420,000	7,486
Hite Brewery Co., Ltd.2	64,300	6,752
Ralcorp Holdings, Inc.1	53,300	4,615
Petra Foods Ltd.2	2,630,000	4,241
Engro Foods Ltd.1,2,4	8,500,000	2,472
Drogasil SA, ordinary nominative	344,700	2,352
Godrej Consumer Products Ltd.2	183,281	1,771
FANCL Corp.2	100,000	1,365
Synutra International, Inc.1	75,977	746
		69,377

TELECOMMUNICATION SERVICES — 1.50%
Leap Wireless International, Inc.1	1,410,000	22,884
Telephone and Data Systems, Inc.	415,000	12,898
MetroPCS Communications, Inc.1	592,339	10,194
tw telecom inc.1	350,000	7,186
Total Access Communication PCL2	2,403,300	4,295
Partner Communications Co. Ltd.2	125,000	1,876
		59,333

MISCELLANEOUS — 4.93%
Other common stocks in initial period of acquisition		195,319

Total common stocks (cost: $2,778,630,000)		3,605,401

Preferred securities — 0.07%

FINANCIALS — 0.07%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	111,560	2,916

Total preferred securities (cost: $2,108,000)		2,916

Rights & warrants — 0.05%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121	988,000	893

ENERGY — 0.02%
Petrodorado Energy Ltd., warrants, expire 20121,2,3	6,800,000	595
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3	4,000,000	153
Leni Gas & Oil PLC, warrants, expire 20131,2,3,5	12,750,000	2
		750

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	381

MATERIALS — 0.00%
Rusoro Mining Ltd., warrants, expire 20121,3	4,500,000	47
Rusoro Mining Ltd., warrants, expire 20111,2	833,334	—
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	—
		47

Total rights & warrants (cost: $3,513,000)		2,071

	Shares or
Convertible securities — 0.32%	principal amount

FINANCIALS — 0.11%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	80,000	1,620
First Southern Bancorp, Inc., Series C, convertible preferred1,2,4	398	1,584
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,129
		4,333

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	4,063

INFORMATION TECHNOLOGY — 0.06%
Quantum Corp. 3.50% convertible notes 20153	$2,100,000	2,286

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		2,002

Total convertible securities (cost: $10,192,000)		12,684

	Principal amount
Short-term securities — 8.68%	(000)

Freddie Mac 0.08%–0.21% due 7/27/2011–3/5/2012	$122,453	122,397
Old Line Funding, LLC 0.18%–0.20% due 7/20–8/22/20113	52,200	52,194
American Honda Finance Corp. 0.20% due 7/7/2011	40,000	39,998
Fannie Mae 0.08%–0.133% due 7/20/2011–1/23/2012	35,400	35,388
BNP Paribas Finance Inc. 0.20% due 7/1/2011	23,300	23,300
Rabobank USA Financial Corp. 0.25% due 11/14/2011	22,300	22,289
Société Générale North America, Inc. 0.20% due 7/19/2011	13,100	13,099
Svenska Handelsbanken Inc. 0.21% due 8/3/20113	10,600	10,598
KfW 0.13% due 8/12/20113	9,400	9,399
Private Export Funding Corp. 0.20% due 12/1/20113	5,600	5,595
Bank of Nova Scotia 0.17% due 8/12/2011	5,200	5,200
Westpac Banking Corp. 0.19% due 7/29/20113	4,300	4,300

Total short-term securities (cost: $343,723,000)		343,757

Total investment securities (cost: $3,138,166,000)		3,966,829
Other assets less liabilities		(4,435)

Net assets		$3,962,394
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,987,086,000, which represented 50.15% of the net assets of the fund. This amount includes $1,965,563,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,130,000, which represented 3.69% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,559	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,584	.04
Engro Foods Ltd.	5/16/2011	2,494	2,472	.06
HSW International, Inc.	12/17/2007	2,075	329	.01
Five Star Travel Corp.	12/17/2007	55	33	.00
Total restricted securities		$9,935	$6,977	.18%

5Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
HKD = Hong Kong dollars

Growth FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 94.78%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.19%
Amazon.com, Inc.1	3,114,000	$636,782
Wynn Macau, Ltd.2	178,400,800	587,765
lululemon athletica inc.1,3	3,700,000	413,734
Chipotle Mexican Grill, Inc.1	1,241,400	382,587
Home Depot, Inc.	10,556,000	382,338
CarMax, Inc.1	10,342,500	342,026
Johnson Controls, Inc.	6,099,100	254,088
Sirius XM Radio Inc.1	112,600,000	246,594
Tiffany & Co.	2,953,000	231,870
Las Vegas Sands Corp.1	4,160,000	175,594
Starbucks Corp.	3,500,000	138,215
DIRECTV, Class A1	2,670,000	135,689
Wynn Resorts, Ltd.	920,000	132,057
NIKE, Inc., Class B	1,320,000	118,774
Harman International Industries, Inc.	2,245,000	102,305
Time Warner Inc.	2,733,333	99,411
Penn National Gaming, Inc.1	2,363,000	95,323
Marriott International, Inc., Class A	2,514,430	89,237
Comcast Corp., Class A	3,145,000	79,694
Shaw Communications Inc., Class B, nonvoting	3,250,000	74,197
Virgin Media Inc.	2,420,000	72,431
Expedia, Inc.	2,490,000	72,185
Best Buy Co., Inc.	2,100,000	65,961
Lowe’s Companies, Inc.	2,746,000	64,009
Shimano Inc.2	1,100,000	60,486
WMS Industries Inc.1	1,586,000	48,722
Liberty Media Corp., Series A1	344,266	29,521
Sands China Ltd.1,2	13,770,000	37,519
Target Corp.	786,400	36,890
Time Warner Cable Inc.	430,000	33,557
Industria de Diseño Textil, SA2	365,000	33,331
Capella Education Co.1	784,407	32,827
Toyota Motor Corp.2	765,000	32,209
General Motors Co.1	1,000,000	30,360
Naspers Ltd., Class N2	398,000	22,525
Ford Motor Co.1	1,400,000	19,306
Blue Nile, Inc.1	237,100	10,428
		5,420,547

INFORMATION TECHNOLOGY — 13.96%
Apple Inc.1	2,390,000	802,251
Google Inc., Class A1	1,103,000	558,537
EMC Corp.1	13,655,000	376,195
First Solar, Inc.1	2,134,895	282,383
Texas Instruments Inc.	6,175,000	202,725
Fidelity National Information Services, Inc.	5,403,263	166,366
Avago Technologies Ltd.	4,170,700	158,487
FLIR Systems, Inc.	4,080,800	137,564
Lender Processing Services, Inc.3	5,785,000	120,964
Visa Inc., Class A	1,307,028	110,130
Linear Technology Corp.	2,895,000	95,593
VeriSign, Inc.	2,588,400	86,608
International Business Machines Corp.	500,000	85,775
Compuware Corp.1	8,600,000	83,936
ASML Holding NV2	2,250,000	82,896
NetApp, Inc.1	1,549,984	81,808
Arm Holdings PLC2	8,525,000	80,626
Juniper Networks, Inc.1	2,000,000	63,000
Samsung Electronics Co. Ltd.2	81,000	62,956
Dolby Laboratories, Inc., Class A1	1,336,221	56,736
KLA-Tencor Corp.	1,400,000	56,672
TE Connectivity Ltd.	1,149,125	42,242
Yahoo! Inc.1	2,465,000	37,074
Corning Inc.	2,000,000	36,300
Digital River, Inc.1	810,000	26,050
Automatic Data Processing, Inc.	455,000	23,969
LinkedIn Corp., Class A1	153,600	13,838
Heartland Payment Systems, Inc.	485,000	9,991
		3,941,672

ENERGY — 13.84%
Suncor Energy Inc.	10,214,417	400,337
Pacific Rubiales Energy Corp.	12,550,000	336,376
Tenaris SA (ADR)	5,410,000	247,399
Core Laboratories NV	2,200,000	245,388
MEG Energy Corp.1	4,590,000	239,482
Concho Resources Inc.1	2,500,000	229,625
Newfield Exploration Co.1	3,350,000	227,867
Apache Corp.	1,740,000	214,699
Noble Energy, Inc.	2,345,000	210,182
Denbury Resources Inc.1	9,810,800	196,216
Rosetta Resources Inc.1	2,400,000	123,696
Oceaneering International, Inc.	3,000,000	121,500
Murphy Oil Corp.	1,636,000	107,420
Oasis Petroleum Inc.1	3,570,000	105,958
Schlumberger Ltd.	1,118,172	96,610
FMC Technologies, Inc.1	2,000,000	89,580
Devon Energy Corp.	1,100,000	86,691
Talisman Energy Inc.	4,000,000	81,960
Canadian Natural Resources, Ltd.	1,875,000	78,600
Crescent Point Energy Corp.	1,700,000	78,562
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	71,750
BG Group PLC2	3,050,000	69,221
Cobalt International Energy, Inc.1	4,990,000	68,014
Cimarex Energy Co.	740,000	66,541
Laricina Energy Ltd.1,2,4	1,403,000	61,825
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	54,176
		3,909,675

FINANCIALS — 13.69%
Wells Fargo & Co.	18,578,296	521,307
Goldman Sachs Group, Inc.	3,350,000	445,852
Berkshire Hathaway Inc., Class A1	2,515	292,004
American Express Co.	4,200,000	217,140
Citigroup Inc.	4,364,500	181,738
Fairfax Financial Holdings Ltd.	230,000	92,262
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	86,049
Onex Corp.	4,600,500	178,258
Bank of America Corp.	13,530,000	148,289
Agricultural Bank of China, Class H2	261,494,000	138,220
Aon Corp.	2,630,000	134,919
JPMorgan Chase & Co.	3,084,900	126,296
XL Group PLC	5,500,000	120,890
YES BANK Ltd.2	17,080,000	119,308
Bank of Nova Scotia	1,865,000	112,351
Industrial and Commercial Bank of China Ltd., Class H2	124,355,000	95,218
Moody’s Corp.	2,250,000	86,288
Marsh & McLennan Companies, Inc.	2,500,000	77,975
ACE Ltd.	1,115,000	73,389
PNC Financial Services Group, Inc.	1,165,447	69,472
Morgan Stanley	3,000,000	69,030
Jefferies Group, Inc.	3,000,000	61,200
ICICI Bank Ltd. (ADR)	1,125,000	55,462
Toronto-Dominion Bank	645,000	54,692
Hancock Holding Co.	1,599,366	49,548
MB Financial, Inc.	2,391,500	46,012
AMP Ltd.2	8,486,711	44,692
New York Community Bancorp, Inc.	2,900,000	43,471
Bond Street Holdings LLC, Class A1,2,4	1,625,000	34,775
Laurentian Bank of Canada	630,000	29,108
Old National Bancorp	2,322,000	25,078
Sterling Financial Corp.1,5	1,221,592	19,631
Northern Trust Corp.	371,305	17,065
		3,866,989

HEALTH CARE — 10.22%
Intuitive Surgical, Inc.1	1,097,000	408,205
Vertex Pharmaceuticals Inc.1	6,269,246	325,938
Hospira, Inc.1	4,150,000	235,139
Grifols, SA2	8,770,000	175,976
UnitedHealth Group Inc.	3,360,000	173,309
Covance Inc.1	2,845,000	168,908
Edwards Lifesciences Corp.1	1,745,000	152,129
Incyte Corp.1,3	7,910,000	149,815
Gilead Sciences, Inc.1	3,025,000	125,265
Allergan, Inc.	1,495,000	124,459
Baxter International Inc.	1,930,000	115,202
Celgene Corp.1	1,880,000	113,402
PT Kalbe Farma Tbk2	236,313,500	93,071
Regeneron Pharmaceuticals, Inc.1	1,571,961	89,146
ResMed Inc.1	2,478,098	76,697
HCA Holdings, Inc.1	2,148,900	70,914
Merck & Co., Inc.	1,981,130	69,914
Pharmasset, Inc.1	500,000	56,100
Amgen Inc.1	918,597	53,600
QIAGEN NV1	2,090,000	39,752
McKesson Corp.	360,000	30,114
Aveta Inc.2,4	2,843,000	25,587
Bristol-Myers Squibb Co.	510,000	14,770
Fresenius SE1,2	357,094	—
		2,887,412

MATERIALS — 8.81%
Potash Corp. of Saskatchewan Inc.	6,118,212	348,677
Barrick Gold Corp.	7,250,000	328,353
Newmont Mining Corp.	5,487,695	296,171
Rio Tinto PLC2	3,902,955	281,830
Cliffs Natural Resources Inc.	2,100,000	194,145
FMC Corp.	2,000,000	172,040
Freeport-McMoRan Copper & Gold Inc.	3,000,000	158,700
Walter Energy, Inc.	1,300,000	150,540
Praxair, Inc.	1,135,000	123,023
Gold Fields Ltd.2	8,000,000	117,058
Dow Chemical Co.	2,174,900	78,296
LyondellBasell Industries NV, Class A	1,725,000	66,447
First Quantum Minerals Ltd.	402,700	58,715
HudBay Minerals Inc.	3,000,000	44,792
CRH PLC2	1,922,619	42,575
Mitsui Chemicals, Inc.2	5,867,000	21,432
Huntsman Corp.	274,500	5,174
		2,487,968

INDUSTRIALS — 8.57%
Stericycle, Inc.1	3,390,000	302,117
Boeing Co.	3,065,000	226,595
Union Pacific Corp.	1,770,000	184,788
General Dynamics Corp.	1,990,000	148,295
Lockheed Martin Corp.	1,820,000	147,365
Ingersoll-Rand PLC	2,923,400	132,752
CSX Corp.	4,155,000	108,944
Air Lease Corp., Class A1,2,5	4,183,448	96,535
PACCAR Inc	1,850,000	94,517
Northrop Grumman Corp.	1,150,000	79,752
United Technologies Corp.	900,000	79,659
Wolseley PLC2	2,415,000	78,765
United Continental Holdings, Inc.1	2,996,141	67,803
Roper Industries, Inc.	738,722	61,536
MTU Aero Engines Holding AG2	737,629	58,851
General Electric Co.	3,000,000	56,580
Navistar International Corp.1	1,000,000	56,460
W.W. Grainger, Inc.	335,000	51,473
Iron Mountain Inc.	1,423,900	48,541
Aggreko PLC2	1,551,530	48,037
MSC Industrial Direct Co., Inc., Class A	700,000	46,417
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	44,079
Cummins Inc.	400,000	41,396
Grafton Group PLC, units2	7,866,000	38,494
Honeywell International Inc.	515,000	30,689
Graco Inc.	521,640	26,426
Global Ports Investments PLC (GDR)1,2,5	1,400,000	24,430
Fastenal Co.	590,000	21,234
FedEx Corp.	200,000	18,970
		2,421,500

CONSUMER STAPLES — 3.47%
Costco Wholesale Corp.	2,645,000	214,880
Philip Morris International Inc.	3,030,000	202,313
Altria Group, Inc.	4,050,000	106,961
AMOREPACIFIC Corp.2	82,000	91,693
Estée Lauder Companies Inc., Class A	685,000	72,055
Diageo PLC2	3,500,000	71,512
Procter & Gamble Co.	1,035,000	65,795
CVS/Caremark Corp.	1,600,000	60,128
PepsiCo, Inc.	750,000	52,822
Kerry Group PLC, Class A2	1,000,000	41,350
		979,509

TELECOMMUNICATION SERVICES — 1.75%
CenturyLink, Inc.	4,160,000	168,189
SOFTBANK CORP.2	3,300,000	124,987
América Móvil, SAB de CV, Series L (ADR)	1,995,000	107,490
American Tower Corp., Class A1	1,150,000	60,179
Telephone and Data Systems, Inc., special common shares	1,190,000	32,047
		492,892

UTILITIES — 0.38%
Edison International	1,514,300	58,679
KGen Power Corp.1,2,3,4	3,166,128	25,646
RRI Energy, Inc.1	5,696,500	21,988
		106,313

MISCELLANEOUS — 0.90%
Other common stocks in initial period of acquisition		252,994

Total common stocks (cost: $18,375,052,000)		26,767,471

Preferred securities — 0.03%

INFORMATION TECHNOLOGY — 0.03%
Zynga Inc., Class C1,2,4	605,884	8,500

Total preferred securities (cost: $8,500,000)		8,500

Convertible securities — 0.29%

CONSUMER DISCRETIONARY — 0.29%
Groupon Inc., Series G, convertible preferred1,2,4	1,266,224	81,038

Total convertible securities (cost: $40,000,000)		81,038

	Principal amount
Short-term securities — 4.05%	(000)

Freddie Mac 0.10%–0.341% due 8/3/2011–3/6/2012	$257,400	257,248
Jupiter Securitization Co., LLC 0.13%–0.19% due 7/1–7/19/20115	113,600	113,592
Falcon Asset Securitization Co., LLC 0.13%–0.15% due 7/26–8/26/20115	72,000	71,990
JPMorgan Chase & Co. 0.15% due 8/10/2011	53,400	53,387
Fannie Mae 0.105%–0.20% due 10/3–12/1/2011	217,050	216,983
Coca-Cola Co. 0.13%–0.16% due 8/24–9/13/20115	80,600	80,584
Federal Home Loan Bank 0.045%–0.065% due 8/17–9/28/2011	72,700	72,694
Private Export Funding Corp. 0.10%–0.13% due 8/15–9/13/20115	67,600	67,588
General Electric Capital Services, Inc. 0.12% due 7/13/2011	46,400	46,398
PepsiCo Inc. 0.08%–0.11% due 7/20–8/17/20115	39,300	39,297
Abbott Laboratories 0.13% due 8/9/20115	25,000	24,998
NetJets Inc. 0.07% due 7/18/20115	23,800	23,799
Merck & Co. Inc. 0.10% due 8/29/20115	23,000	22,996
U.S. Treasury Bill 0.185% due 7/28/2011	22,600	22,600
Straight-A Funding LLC 0.20% due 7/7/20115	18,100	18,099
Hewlett-Packard Co. 0.09% due 7/18/20115	11,200	11,199

Total short-term securities (cost: $1,143,322,000)		1,143,452

Total investment securities (cost: $19,566,874,000)		28,000,461
Other assets less liabilities		241,254

Net assets		$28,241,715

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,233,115,000, which represented 11.45% of the net assets of the fund. This amount includes $2,899,209,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Groupon Inc., Series G, convertible preferred	12/17/2010	$40,000	$81,038	.29%
Laricina Energy Ltd.	6/21/2011	61,323	61,825	.22
Bond Street Holdings LLC, Class A	8/6/2010	34,125	34,775	.12
KGen Power Corp.	12/19/2006	28,495	25,646	.09
Aveta Inc.	12/21/2005	38,381	25,587	.09
Zynga Inc., Class C	2/18/2011	8,500	8,500	.03
Total restricted securities		$210,824	$237,371	.84%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $614,738,000, which represented 2.18% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD= Canadian dollars

International FundSM
Investment portfolio

June 30, 2011
  unaudited

Common stocks — 95.59%	Shares	Value (000)

FINANCIALS — 19.04%
BNP Paribas SA1	2,272,219	$175,246
Erste Bank der oesterreichischen Sparkassen AG1	3,088,804	161,790
AIA Group Ltd.1,2	37,251,700	129,650
Credit Suisse Group AG1	3,176,613	123,470
Prudential PLC1	10,145,155	117,243
Bank of China Ltd., Class H1	228,632,800	111,863
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,136,000	105,703
Lloyds Banking Group PLC1,2	123,074,399	96,707
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	90,422
Housing Development Finance Corp. Ltd.1	4,845,000	76,835
UniCredit SpA1	33,836,448	71,569
Banco Bradesco SA, preferred nominative	3,382,636	68,708
China Pacific Insurance (Group) Co., Ltd., Class H1	12,800,000	53,281
Banco Santander, SA1	4,390,486	50,659
China Construction Bank Corp., Class H1	60,840,200	50,639
China Taiping Insurance Holdings Co. Ltd.1,2	21,635,000	48,976
OTP Bank PLC1	1,300,000	42,332
Longfor Properties Co. Ltd.1	24,141,000	37,393
Sun Hung Kai Properties Ltd.1	2,449,000	35,741
Resona Holdings, Inc.1	6,980,000	32,870
UBS AG1,2	1,587,941	28,956
Sino Land Co. Ltd.1	17,511,138	28,313
HSBC Holdings PLC (Hong Kong)1	2,500,000	24,863
Deutsche Börse AG1	309,700	23,504
Société Générale1	382,375	22,664
Shinhan Financial Group Co., Ltd.1	464,000	22,163
CapitaMalls Asia Ltd.1	16,401,000	19,715
Banco Santander (Brasil) SA, units	743,000	8,712
Banco Santander (Brasil) SA, units (ADR)	743,000	8,701
Woori Finance Holdings Co., Ltd.1	1,224,930	16,073
AXA SA1	683,312	15,514
Industrial and Commercial Bank of China Ltd., Class H1	19,969,950	15,291
Sampo Oyj, Class A1	390,000	12,592
Hana Financial Holdings1	320,000	11,263
Deutsche Bank AG1	166,500	9,838
HDFC Bank Ltd.1	173,000	9,742
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	10,513,000	6,243
Hongkong Land Holdings Ltd.1	610,000	4,348
Agricultural Bank of China, Class H1	8,100,000	4,282
Samsung Card Co., Ltd.1	70,000	3,791
Kerry Properties Ltd.1	651,180	3,151
PT Bank Negara Indonesia (Persero) Tbk1	1,874,000	849
		1,981,665

INDUSTRIALS — 12.37%
Ryanair Holdings PLC (ADR)	5,551,700	162,887
SMC Corp.1	638,000	114,947
Wolseley PLC1	3,188,152	103,981
Fiat Industrial SpA1,2	7,507,800	97,059
BAE Systems PLC1	17,167,472	87,761
Atlas Copco AB, Class A1	2,172,000	57,179
Atlas Copco AB, Class B1	1,245,500	29,322
Schneider Electric SA1	464,425	77,592
Samsung Engineering Co., Ltd.1	318,000	76,296
Siemens AG1	469,000	64,396
Jardine Matheson Holdings Ltd.1	987,600	56,630
Marubeni Corp.1	7,675,000	51,009
ASSA ABLOY AB, Class B1	1,865,000	50,126
Bureau Veritas SA1	512,757	43,308
Serco Group PLC1	3,815,000	33,810
Hutchison Port Holdings Trust1,2,3	30,339,000	25,679
Nidec Corp.1	250,000	23,336
Geberit AG1	75,000	17,771
Legrand SA1	404,500	17,036
China Merchants Holdings (International) Co., Ltd.1	4,189,847	16,267
Brambles Ltd.1	2,020,000	15,693
AB Volvo, Class B1	650,000	11,356
Qantas Airways Ltd.1,2	4,600,000	9,118
Aggreko PLC1	285,000	8,824
Kühne + Nagel International AG1	55,000	8,348
KONE Oyj, Class B1	130,000	8,163
Komatsu Ltd.1	260,000	8,089
SGS SA1	3,700	7,024
Daikin Industries, Ltd.1	108,300	3,838
		1,286,845

HEALTH CARE — 11.73%
Novartis AG1	5,544,613	339,649
Bayer AG1	3,560,023	286,212
Mindray Medical International Ltd., Class A (ADR)	5,491,000	154,022
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	141,188
Merck KGaA1	972,655	105,698
JSC Pharmstandard (GDR)1,2	3,510,300	80,029
JSC Pharmstandard (GDR)1,2,3	307,300	7,006
Terumo Corp.1	700,000	37,827
Richter Gedeon Nyrt1	137,000	27,071
UCB SA1	500,000	22,467
Essilor International1	241,163	19,561
		1,220,730

CONSUMER DISCRETIONARY — 10.65%
Daimler AG1	2,607,000	196,205
British Sky Broadcasting Group PLC1	8,629,500	117,203
Hyundai Motor Co.1	516,300	115,295
Industria de Diseño Textil, SA1	1,150,000	105,014
Marks and Spencer Group PLC1	9,880,000	57,310
Honda Motor Co., Ltd.1	1,302,000	50,184
Techtronic Industries Co. Ltd.1	40,554,000	48,603
PT Astra International Tbk1	6,360,000	47,189
adidas AG1	580,000	46,006
Shangri-La Asia Ltd.1	17,230,000	42,435
Li & Fung Ltd.1	20,416,000	41,061
Kia Motors Corp.1	577,000	39,313
Yamada Denki Co., Ltd.1	441,220	35,994
Cie. Générale des Établissements Michelin, Class B1	321,934	31,487
Porsche Automobil Holding SE, nonvoting preferred1	285,000	22,607
Bayerische Motoren Werke AG1	205,000	20,426
SES SA, Class A (FDR)1	600,000	16,832
Fiat SpA1	1,300,000	14,272
Toyota Motor Corp.1	251,500	10,589
Dongfeng Motor Group Co., Ltd., Class H1	4,392,000	8,372
Belle International Holdings Ltd.1	3,900,000	8,276
Multi Screen Media Private Ltd.1,2,4	82,217	7,045
Kesa Electricals PLC1	3,173,300	7,011
Esprit Holdings Ltd.1	2,204,714	6,868
OPAP SA1	429,330	6,708
LG Electronics Inc.1	52,500	4,098
Shinsegae Co., Ltd.1	4,295	1,367
		1,107,770

INFORMATION TECHNOLOGY — 9.49%
Canon, Inc.1	2,738,900	130,610
NetEase.com, Inc. (ADR)2	2,651,062	119,536
Samsung Electronics Co. Ltd.1	143,300	111,378
Murata Manufacturing Co., Ltd.1	1,413,000	94,390
HOYA Corp.1	4,158,300	92,169
HTC Corp.1	1,820,000	62,172
Delta Electronics, Inc.1	15,575,867	57,459
Tokyo Electron Ltd.1	875,000	47,734
Nintendo Co., Ltd.1	232,600	43,803
MediaTek Inc.1	3,996,101	43,565
Acer Inc.1	17,657,556	30,944
Compal Electronics, Inc.1	19,480,136	23,935
SAP AG1	387,000	23,407
Ibiden Co., Ltd.1	730,000	22,832
Redecard SA, ordinary nominative	1,436,700	21,652
Hon Hai Precision Industry Co., Ltd.1	5,152,000	17,771
Rohm Co., Ltd.1	234,000	13,407
Nokia Corp.1	1,400,000	9,042
NXP Semiconductors NV2	323,946	8,659
Hirose Electric Co., Ltd.1	70,200	7,196
Keyence Corp.1	24,000	6,807
		988,468

CONSUMER STAPLES — 8.58%
Nestlé SA1	3,081,400	191,507
Anheuser-Busch InBev NV1	2,436,414	141,276
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,189,792	7
Imperial Tobacco Group PLC1	3,200,000	106,395
Danone SA1	1,234,806	92,134
Pernod Ricard SA1	906,333	89,339
L’Oréal SA1	512,000	66,501
Wilmar International Ltd.1	10,019,000	44,297
Asahi Breweries, Ltd.1	1,985,300	40,003
Koninklijke Ahold NV1	2,768,000	37,195
British American Tobacco PLC1	612,000	26,826
Tesco PLC1	3,318,357	21,431
Wesfarmers Ltd.1	430,304	14,747
SABMiller PLC1	379,600	13,839
Foster’s Group Ltd.1	1,258,520	6,967
		892,464

TELECOMMUNICATION SERVICES — 8.21%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	213,446
MTN Group Ltd.1	9,849,900	209,873
SOFTBANK CORP.1	1,715,000	64,955
Hellenic Telecommunications Organization SA1	6,910,000	64,777
Axiata Group Bhd.1	37,235,000	61,818
Philippine Long Distance Telephone Co.1	725,420	39,274
Philippine Long Distance Telephone Co. (ADR)	340,000	18,374
Millicom International Cellular SA (SDR)1	514,700	53,701
Telekom Austria AG, non-registered shares1	2,545,065	32,464
Bharti Airtel Ltd.1	3,587,800	31,715
TeliaSonera AB1	4,035,000	29,601
OJSC Mobile TeleSystems (ADR)	437,500	8,321
Koninklijke KPN NV1	550,200	7,998
Vodafone Group PLC1	2,666,250	7,086
Turkcell Iletisim Hizmetleri AS1,2	1,250,000	6,744
France Télécom SA1	175,000	3,723
Bayan Telecommunications Holdings Corp., Class A1,2,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,4	14,199	—
		853,870

MATERIALS — 5.71%
ArcelorMittal1	4,803,500	167,148
Linde AG1	814,600	142,821
Syngenta AG1	170,200	57,456
CRH PLC1	1,686,701	37,351
Svenska Cellulosa AB SCA, Class B1	2,615,000	36,821
PT Semen Gresik (Persero) Tbk1	30,896,000	34,655
Nitto Denko Corp.1	622,000	31,595
POSCO1	63,560	27,608
Givaudan SA1	19,832	20,982
BASF SE1	210,000	20,551
Amcor Ltd.1	1,400,000	10,834
Akzo Nobel NV1	93,000	5,867
		593,689

ENERGY — 5.15%
BP PLC1	29,414,802	216,728
Royal Dutch Shell PLC, Class B1	2,200,000	78,532
Royal Dutch Shell PLC, Class A1	372,000	13,206
Eni SpA1	2,806,000	66,520
OAO Gazprom (ADR)1	4,260,000	62,394
Reliance Industries Ltd.1	1,785,000	35,987
Woodside Petroleum Ltd.1	438,750	19,354
INPEX CORP.1	1,600	11,812
China National Offshore Oil Corp.1	4,850,000	11,394
PTT PCL1	1,000,000	10,938
TOTAL SA1	150,000	8,676
		535,541

UTILITIES — 2.50%
Power Grid Corp. of India Ltd.1	54,973,190	134,863
GDF SUEZ1	1,473,941	53,942
Scottish and Southern Energy PLC1	1,566,800	35,045
International Power PLC1	2,830,000	14,612
SUEZ Environnement Co.1	568,730	11,335
CEZ, a s1	205,000	10,548
		260,345

MISCELLANEOUS — 2.16%
Other common stocks in initial period of acquisition		224,628

Total common stocks (cost: $7,841,425,000)		9,946,015

	Principal amount
Preferred securities — 0.05%	(000)

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, 14.00%5	£2,535	5,137

Total preferred securities (cost: $4,167,000)		5,137

Bonds, notes & other debt instruments — 0.10%

FINANCIALS — 0.10%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	10,274

Total bonds, notes & other debt instruments (cost: $9,510,000)		10,274

Short-term securities — 2.87%

Fannie Mae 0.075%–0.10% due 10/11–11/21/2011	$129,200	129,159
Freddie Mac 0.07%–0.185% due 8/8–10/14/2011	97,350	97,336
Coca-Cola Co. 0.13% due 8/8/20113	47,700	47,694
Old Line Funding, LLC 0.25% due 7/8/20113	25,000	24,999

Total short-term securities (cost: $299,175,000)		299,188

Total investment securities (cost: $8,154,277,000)		10,260,614
Other assets less liabilities		144,312

Net assets		$10,404,926

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $8,921,387,000, which represented 85.74% of the net assets of the fund. This amount includes $8,914,342,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $105,378,000, which represented 1.01% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$7,045	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$7,045	.07%

5Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
FDR = Fiduciary Deposit Receipts
£ = British pounds
€ = Euros

New World Fund®
Investment portfolio

June 30, 2011
 unaudited

Common stocks — 82.76%	Shares	Value (000)

CONSUMER STAPLES — 16.09%
OJSC Magnit (GDR)1	1,195,000	$37,513
OJSC Magnit (GDR)1,2	64,500	2,025
Shoprite Holdings Ltd.1	1,980,000	29,830
Nestlé SA1	465,000	28,899
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	23,399
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,177
Anheuser-Busch InBev NV1	383,700	22,249
Tesco PLC1	3,222,418	20,812
SABMiller PLC1	562,500	20,508
Coca-Cola Co.	259,500	17,462
China Yurun Food Group Ltd.1	6,119,000	17,342
British American Tobacco PLC1	393,000	17,226
Pernod Ricard SA1	159,600	15,732
United Spirits Ltd.1	580,142	12,758
Unilever NV, depository receipts1	354,500	11,613
Olam International Ltd.1	4,580,829	10,187
Olam International Ltd.1,2	208,219	463
PepsiCo, Inc.	150,000	10,564
Grupo Nutresa SA	782,500	10,351
Procter & Gamble Co.	160,000	10,171
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	300,000	10,119
Grupo Modelo, SAB de CV, Series C	1,515,000	9,123
IOI Corp. Bhd.1	5,097,066	8,950
Wilmar International Ltd.1	2,000,000	8,843
Grupo Comercial Chedraui, SAB de CV, Class B	2,755,300	8,686
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	8,554
X5 Retail Group NV (GDR)1,2,3	210,000	8,238
Avon Products, Inc.	232,200	6,502
Beiersdorf AG1	100,000	6,489
Tingyi (Cayman Islands) Holding Corp.1	1,320,000	4,087
Danone SA1	51,872	3,870
Japan Tobacco Inc.1	690	2,663
		409,405

CONSUMER DISCRETIONARY — 11.09%
Truworths International Ltd.1	3,232,000	35,066
Toyota Motor Corp.1	632,300	26,622
Bayerische Motoren Werke AG1	240,000	23,915
Naspers Ltd., Class N1	406,200	22,989
Wynn Macau, Ltd.1	6,849,200	22,566
Golden Eagle Retail Group Ltd.1	7,000,000	17,848
Honda Motor Co., Ltd.1	455,000	17,537
McDonald’s Corp.	205,000	17,286
Swatch Group Ltd1	95,000	8,532
Swatch Group Ltd, non-registered shares1	10,450	5,272
Daimler AG1	165,000	12,418
Dongfeng Motor Group Co., Ltd., Class H1	6,078,000	11,586
Nikon Corp.1	465,200	10,976
Parkson Holdings Bhd.1	5,365,726	10,709
Hero Honda Motors Ltd.1	215,000	9,036
Ctrip.com International, Ltd. (ADR)3	182,000	7,840
Hyundai Mobis Co., Ltd.1	18,000	6,755
Li & Fung Ltd.1	3,337,200	6,712
Desarrolladora Homex, SA de CV (ADR)3	160,000	4,037
TVN SA1	500,000	2,962
Central European Media Enterprises Ltd., Class A3	75,000	1,481
		282,145

FINANCIALS — 10.03%
PT Bank Rakyat Indonesia (Persero) Tbk1	51,306,300	39,036
Industrial and Commercial Bank of China Ltd., Class H1	33,899,800	25,957
Housing Development Finance Corp. Ltd.1	1,335,000	21,171
China Life Insurance Co. Ltd., Class H1	4,845,000	16,698
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,166
Itaú Unibanco Holding SA, preferred nominative	107,950	2,521
Kotak Mahindra Bank Ltd.1	1,327,886	14,249
Agricultural Bank of China, Class H1	24,367,000	12,880
Itaúsa — Investimentos Itaú SA, preferred nominative	1,367,982	10,510
Itaúsa — Investimentos Itaú SA, preferred nominative3	12,884	99
Sberbank of Russia (ADR)	682,500	9,869
Türkiye Garanti Bankasi AS1	2,018,765	9,158
CIMB Group Holdings Bhd.1	3,000,000	8,885
DLF Ltd.1	1,850,000	8,754
Erste Bank der oesterreichischen Sparkassen AG1	141,377	7,406
Banco Santander, SA1	554,281	6,396
Royal Bank of Scotland Group PLC1,3	9,975,000	6,183
PT Bank Central Asia Tbk1	6,920,000	6,175
FirstRand Ltd.1	1,915,127	5,627
Bank of the Philippine Islands1	4,135,412	5,597
Ayala Land, Inc.1	15,000,000	5,403
BankMuscat (SAOG) (GDR)1	476,753	3,644
Bank Pekao SA1	60,000	3,554
Banco Industrial e Comercial SA, preferred nominative	512,900	3,254
China Construction Bank Corp., Class H1	3,157,035	2,628
Prudential PLC1	207,320	2,396
Land and Houses PCL, nonvoting depository receipt1	11,450,000	2,151
Banco Santander (Brasil) SA, units	166,000	1,946
		255,313

HEALTH CARE — 7.97%
Cochlear Ltd.1	500,000	38,595
Novo Nordisk A/S, Class B1	256,420	32,148
Amil Participações SA, ordinary nominative	1,997,410	23,485
Krka, dd, Novo mesto1,3	239,640	20,869
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	14,408,000	20,830
Baxter International Inc.	272,300	16,254
Sinopharm Group Co. Ltd., Class H1	4,328,600	14,605
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	9,644
JSC Pharmstandard (GDR)1,3	422,000	9,621
PT Kalbe Farma Tbk1	19,950,000	7,857
Sihuan Pharmaceutical Holdings Group Ltd.1,3	11,033,000	5,224
Novartis AG1	57,500	3,522
		202,654

INDUSTRIALS — 7.72%
Schneider Electric SA1	148,220	24,763
Cummins Inc.	192,500	19,922
Siemens AG1	138,100	18,962
CCR SA, ordinary nominative	525,000	15,626
Intertek Group PLC1	428,200	13,560
Boart Longyear Ltd.1	3,145,000	13,500
Tata Motors Ltd.1	600,000	13,438
Outotec Oyj1	235,000	13,360
United Technologies Corp.	148,000	13,099
Container Corp. of India Ltd.1	455,735	10,621
Vestas Wind Systems A/S1,3	218,000	5,068
Bidvest Group Ltd.1	223,114	4,972
Enka Insaat ve Sanayi AS1	1,562,499	4,765
KBR, Inc.	124,900	4,707
Komatsu Ltd.1	130,000	4,045
China Railway Construction Corp. Ltd., Class H1	4,759,500	3,997
Murray & Roberts Holdings Ltd.1	900,000	3,996
Suzlon Energy Ltd.1,3	2,740,000	2,942
Daelim Industrial Co., Ltd.1	21,484	2,603
Kubota Corp.1	277,000	2,466
		196,412

MATERIALS — 6.75%
Holcim Ltd1	433,011	32,679
Linde AG1	109,000	19,111
Fibria Celulose SA, ordinary nominative (ADR)	1,156,138	15,250
Sigma-Aldrich Corp.	205,000	15,043
Northam Platinum Ltd.1	2,260,000	14,223
Orica Ltd.1	420,000	12,180
BHP Billiton PLC1	262,664	10,295
Aquarius Platinum Ltd.1	2,010,000	10,205
Israel Chemicals Ltd.1	635,000	10,136
Vale SA, Class A, preferred nominative	252,000	7,208
Sinofert Holdings Ltd.1	16,200,000	7,161
Anhui Conch Cement Co. Ltd., Class H1	990,000	4,664
PT Semen Gresik (Persero) Tbk1	3,825,000	4,290
First Quantum Minerals Ltd.	26,000	3,791
PT Indocement Tunggal Prakarsa Tbk1	1,836,500	3,660
OCI Co. Ltd.1	5,000	1,895
		171,791

INFORMATION TECHNOLOGY — 6.71%
Samsung Electronics Co. Ltd.1	46,725	36,317
Infosys Technologies Ltd.1	410,200	26,741
Google Inc., Class A3	47,000	23,800
HTC Corp.1	458,640	15,667
Mail.ru Group Ltd. (GDR)1,3	422,509	14,091
Kingboard Chemical Holdings Ltd.1	1,859,000	8,655
Corning Inc.	460,000	8,349
Cielo SA, ordinary nominative	316,320	7,905
Taiwan Semiconductor Manufacturing Co. Ltd.1	3,060,000	7,745
TOTVS SA, ordinary nominative	366,000	6,754
Yahoo! Inc.3	370,000	5,565
NetEase.com, Inc. (ADR)3	120,000	5,411
HOYA Corp.1	164,400	3,644
Kingboard Laminates Holdings Ltd.1	84,500	66
		170,710

ENERGY — 6.23%
Royal Dutch Shell PLC, Class B1	600,000	21,418
Oil Search Ltd.1	2,465,000	17,623
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	443,520	15,017
Saipem SpA, Class S1	233,000	12,029
Eurasia Drilling Co. Ltd. (GDR)1,2	205,900	6,099
Eurasia Drilling Co. Ltd. (GDR)1	197,294	5,844
Cairn India Ltd.1,3	1,645,000	11,480
Tenaris SA (ADR)	222,500	10,175
Noble Energy, Inc.	100,000	8,963
TOTAL SA1	120,000	6,940
TOTAL SA (ADR)	32,500	1,880
Cobalt International Energy, Inc.3	594,800	8,107
Nexen Inc.	354,897	8,000
INPEX CORP.1	990	7,309
Oil and Gas Development Co. Ltd.1	4,000,000	7,118
Chevron Corp.	45,000	4,628
Gran Tierra Energy Inc.3	500,000	3,305
OAO TMK (GDR)1,2	142,826	2,664
		158,599

TELECOMMUNICATION SERVICES — 5.09%
América Móvil, SAB de CV, Series L (ADR)	889,875	47,946
América Móvil, SAB de CV, Series L	1,700,000	2,294
SOFTBANK CORP.1	545,500	20,661
China Telecom Corp. Ltd., Class H1	27,870,000	18,177
Telefónica, SA1	640,000	15,651
Telekomunikacja Polska SA1	1,200,000	7,289
Hellenic Telecommunications Organization SA1	769,068	7,210
Vodafone Group PLC1	2,132,500	5,667
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,672
		129,567

UTILITIES — 1.41%
Cheung Kong Infrastructure Holdings Ltd.1	1,840,000	9,583
International Power PLC1	1,750,000	9,036
CLP Holdings Ltd.1	1,000,000	8,871
PGE Polska Grupa Energetyczna SA1	950,000	8,306
		35,796

MISCELLANEOUS — 3.67%
Other common stocks in initial period of acquisition		92,431

Total common stocks (cost: $1,478,717,000)		2,104,823

Rights & warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20123	185,900	97

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		63

Total rights & warrants (cost: $0)		160

	Principal amount	Value
Bonds, notes & other debt instruments — 8.89%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 7.46%
Brazil (Federal Republic of) Global 6.00% 2017	$575	$673
Brazil (Federal Republic of) 10.00% 2017	BRL1,850	1,073
Brazil (Federal Republic of) 6.00% 20174	2,043	1,289
Brazil (Federal Republic of) Global 8.00% 20185	$2,943	3,546
Brazil (Federal Republic of) 6.00% 20204	BRL2,231	1,470
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,612
Brazil (Federal Republic of) Global 12.50% 2022	BRL1,200	965
Brazil (Federal Republic of) Global 10.125% 2027	$1,025	1,609
Brazil (Federal Republic of) Global 11.00% 2040	6,855	9,364
Brazil (Federal Republic of) 6.00% 20454	BRL4,086	2,691
United Mexican States Government Global 6.375% 2013	$4,375	4,736
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	695
United Mexican States Government Global 5.875% 2014	$550	610
United Mexican States Government, Series MI10, 9.50% 2014	MXN25,500	2,429
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,832
United Mexican States Government, Series M10, 7.25% 2016	14,000	1,249
United Mexican States Government Global 5.625% 2017	$2,000	2,283
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	914
United Mexican States Government 3.50% 20174	6,834	620
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,068
United Mexican States Government, Series M20, 10.00% 2024	MXN12,500	1,318
United Mexican States Government, Series M30, 10.00% 2036	17,500	1,812
United Mexican States Government Global 6.05% 2040	$2,850	3,047
United Mexican States Government 5.75% 2110	300	281
Turkey (Republic of) 10.00% 20124	TRY4,066	2,707
Turkey (Republic of) 16.00% 2012	2,500	1,616
Turkey (Republic of) 16.00% 2013	2,350	1,648
Turkey (Republic of) 4.00% 20154	2,108	1,395
Turkey (Republic of) 7.25% 2015	$1,700	1,948
Turkey (Republic of) 10.00% 2015	TRY468	295
Turkey (Republic of) 7.00% 2016	$2,800	3,227
Turkey (Republic of) 7.50% 2017	1,500	1,770
Turkey (Republic of) 6.75% 2018	2,500	2,856
Turkey (Republic of) 7.00% 2019	800	924
Turkey (Republic of) 6.875% 2036	1,200	1,326
Turkey (Republic of) 6.75% 2040	500	541
Argentina (Republic of) 7.00% 2015	1,450	1,405
Argentina (Republic of) 8.28% 20335,6	8,984	7,973
Argentina (Republic of) GDP-Linked 2035	55,270	9,866
Philippines (Republic of) 8.25% 2014	1,000	1,157
Philippines (Republic of) 9.875% 2019	2,200	3,028
Philippines (Republic of) 4.95% 2021	PHP127,000	2,931
Philippines (Republic of) 7.75% 2031	$2,235	2,822
Philippines (Republic of) 6.25% 2036	PHP197,000	4,428
Colombia (Republic of) Global 10.00% 2012	$1,565	1,643
Colombia (Republic of) Global 10.75% 2013	1,360	1,564
Colombia (Republic of) Global 8.25% 2014	400	486
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	2,212
Colombia (Republic of) Global 7.375% 2017	$2,000	2,464
Colombia (Republic of) Global 11.75% 2020	315	489
Colombia (Republic of) Global 8.125% 2024	500	662
Colombia (Republic of) Global 9.85% 2027	COP2,495,000	1,813
Colombia (Republic of) Global 7.375% 2037	$1,799	2,276
Indonesia (Republic of) 9.50% 2015	IDR15,884,000	2,033
Indonesia (Republic of), Series 30, 10.75% 2016	19,998,000	2,710
Indonesia (Republic of) 5.875% 2020	$3,100	3,456
Indonesia (Republic of) 4.875% 20212	1,300	1,337
Indonesia (Republic of) 12.80% 2021	IDR3,600,000	570
Indonesia (Republic of), Series 47, 10.00% 2028	4,500,000	594
Indonesia (Republic of) 6.625% 2037	$750	838
Indonesia (Republic of) 7.75% 2038	800	1,007
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	274
Hungarian Government, Series 14/C, 5.50% 2014	200,000	1,066
Hungarian Government, Series 15/A, 8.00% 2015	172,810	976
Hungarian Government 6.25% 2020	$4,825	5,119
Hungarian Government 6.375% 2021	1,550	1,643
Hungarian Government 7.625% 2041	810	878
Croatian Government 6.75% 20192	5,000	5,409
Croatian Government 6.75% 2019	120	130
Croatian Government 6.625% 2020	880	934
Croatian Government 6.625% 20202	500	531
Croatian Government 6.375% 20212	1,450	1,511
Russian Federation 7.50% 20305	2,984	3,529
Russian Federation 7.50% 20302,5	2,946	3,484
Peru (Republic of) 8.375% 2016	1,706	2,111
Peru (Republic of) 8.75% 2033	2,064	2,825
Peru (Republic of) 6.55% 20375	782	876
Chilean Government 3.875% 2020	5,600	5,642
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,672
Polish Government 5.00% 2015	$300	325
Polish Government, Series 0415, 5.50% 2015	PLN3,000	1,110
Polish Government 6.375% 2019	$1,970	2,256
Venezuela (Republic of) 9.25% 2027	5,850	4,437
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,340
South Africa (Republic of) 6.875% 2019	$450	539
South Africa (Republic of) 5.50% 2020	1,000	1,098
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	756
South Africa (Republic of) 6.25% 2041	$600	647
Panama (Republic of) Global 7.125% 2026	890	1,101
Panama (Republic of) Global 8.875% 2027	300	427
Panama (Republic of) Global 9.375% 2029	1,148	1,711
Panama (Republic of) Global 6.70% 20365	859	1,018
State of Qatar 6.40% 2040	2,860	3,175
Dominican Republic 9.50% 20115	38	39
Dominican Republic 9.04% 20185	437	494
Dominican Republic 8.625% 20272,5	1,150	1,259
Thai Government 3.625% 2015	THB40,000	1,301
Nigeria (Republic of) 6.75% 20212	$910	952
Malaysian Government, Series 204, 5.094% 2014	MYR1,000	348
		190,146

FINANCIALS — 0.56%
BBVA Bancomer SA 7.25% 20202	$4,075	4,289
BBVA Bancomer SA 6.50% 20212	725	743
HSBK (Europe) BV 7.25% 20212	4,840	4,920
Development Bank of Kazakhstan 5.50% 20152	2,810	2,908
VEB Finance Ltd. 6.902% 20202	1,085	1,160
VEB Finance Ltd. 6.80% 20252	500	509
Banco de Crédito del Perú 5.375% 20202	100	96
		14,625

ENERGY — 0.34%
Gazprom OJSC 5.092% 20152	1,275	1,336
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,063
Gazprom OJSC 6.51% 20222	600	638
Gazprom OJSC 7.288% 2037	1,200	1,314
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,906
Petrobras International 5.75% 2020	1,300	1,393
PTT Exploration & Production Ltd 5.692% 20212	1,000	1,017
		8,667

UTILITIES — 0.25%
Eskom Holdings Ltd. 5.75% 20212	4,110	4,274
AES Panamá, SA 6.35% 20162	1,100	1,185
Enersis SA 7.375% 2014	650	727
AES Gener SA 7.50% 2014	250	277
		6,463

MATERIALS — 0.24%
CEMEX Finance LLC 9.50% 20162	2,900	3,012
CEMEX, SAB de CV 9.00% 20182	1,680	1,718
CEMEX SA 9.25% 20202	753	749
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	405
Fibria Overseas Finance Ltd. 6.75% 20212	300	316
		6,200

CONSUMER STAPLES — 0.04%
BFF International Ltd. 7.25% 20202	1,000	1,077

Total bonds, notes & other debt instruments (cost: $206,602,000)		227,178

Short-term securities — 8.25%

Freddie Mac 0.08%–0.175% due 7/27–12/19/2011	66,450	66,439
Old Line Funding, LLC 0.17%–0.18% due 8/18–8/22/20112	41,400	41,394
Société Générale North America, Inc. 0.03% due 7/1/2011	27,400	27,400
KfW 0.13%–0.17% due 7/6–8/12/20112	22,200	22,198
Credit Agricole North America, Inc. 0.18% due 7/11/2011	19,200	19,199
Rabobank USA Financial Corp. 0.20% due 9/6/2011	12,100	12,098
Bank of Nova Scotia 0.17% due 8/12/2011	9,300	9,299
Toyota Motor Credit Corp. 0.17% due 8/5/2011	7,900	7,899
Paccar Financial Corp. 0.20% due 7/8/2011	4,000	4,000

Total short-term securities (cost: $209,911,000)		209,926

Total investment securities (cost: $1,895,230,000)		2,542,087
Other assets less liabilities		2,408

Net assets		$2,544,495
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,575,742,000, which represented 61.93% of the net assets of the fund. This amount includes $1,572,035,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $127,511,000, which represented 5.01% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 92.93%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.34%
Microsoft Corp.	8,030,000	$208,780
International Business Machines Corp.	830,000	142,387
Hewlett-Packard Co.	3,400,000	123,760
Oracle Corp.	2,850,000	93,794
Intel Corp.	3,700,000	81,992
Apple Inc.1	200,000	67,134
Texas Instruments Inc.	1,250,000	41,037
QUALCOMM Inc.	500,000	28,395
Yahoo! Inc.1	1,672,500	25,154
Nokia Corp. (ADR)	3,835,000	24,621
Corning Inc.	1,200,000	21,780
Cisco Systems, Inc.	1,300,000	20,293
Google Inc., Class A1	40,000	20,255
Linear Technology Corp.	550,000	18,161
Maxim Integrated Products, Inc.	400,000	10,224
		927,767

INDUSTRIALS — 13.10%
United Technologies Corp.	760,000	67,268
United Parcel Service, Inc., Class B	850,000	61,990
General Electric Co.	3,100,000	58,466
CSX Corp.	2,100,000	55,062
Norfolk Southern Corp.	592,800	44,419
Union Pacific Corp.	375,000	39,150
Illinois Tool Works Inc.	650,000	36,718
Rockwell Automation	400,000	34,704
Emerson Electric Co.	600,000	33,750
Eaton Corp.	600,000	30,870
Ingersoll-Rand PLC	600,000	27,246
Waste Management, Inc.	600,000	22,362
Masco Corp.	1,800,000	21,654
Avery Dennison Corp.	550,000	21,247
Tyco International Ltd.	300,000	14,829
Southwest Airlines Co.	1,000,000	11,420
Pitney Bowes Inc.	485,400	11,159
General Dynamics Corp.	74,600	5,559
		597,873

CONSUMER STAPLES — 10.79%
CVS/Caremark Corp.	2,565,000	96,393
Philip Morris International Inc.	1,250,000	83,462
Kraft Foods Inc., Class A	2,350,200	82,798
PepsiCo, Inc.	885,000	62,331
Kimberly-Clark Corp.	555,000	36,941
Kellogg Co.	592,000	32,749
ConAgra Foods, Inc.	1,200,000	30,972
Walgreen Co.	630,000	26,750
Molson Coors Brewing Co., Class B	475,000	21,251
General Mills, Inc.	500,000	18,610
		492,257

FINANCIALS — 10.11%
JPMorgan Chase & Co.	3,065,000	125,481
Bank of America Corp.	8,830,000	96,777
Citigroup Inc.	2,115,000	88,069
American Express Co.	1,000,000	51,700
Capital One Financial Corp.	700,000	36,169
Wells Fargo & Co.	1,245,000	34,935
HSBC Holdings PLC (ADR)	318,749	15,816
Genworth Financial, Inc., Class A1	1,190,000	12,233
		461,180

HEALTH CARE — 9.61%
Amgen Inc.1	1,405,000	81,982
Abbott Laboratories	1,550,000	81,561
Merck & Co., Inc.	1,630,000	57,523
Eli Lilly and Co.	900,000	33,777
Medtronic, Inc.	850,000	32,750
Bristol-Myers Squibb Co.	1,125,000	32,580
Cardinal Health, Inc.	700,000	31,794
AstraZeneca PLC (ADR)	600,000	30,042
Pfizer Inc	1,400,000	28,840
Novartis AG (ADR)	300,000	18,333
Covidien PLC	175,000	9,315
		438,497

ENERGY — 9.33%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	93,275
Royal Dutch Shell PLC, Class A (ADR)	900,000	64,017
ConocoPhillips	1,350,000	101,506
Schlumberger Ltd.	450,000	38,880
BP PLC (ADR)	777,349	34,429
EOG Resources, Inc.	230,000	24,047
Chevron Corp.	170,000	17,483
Exxon Mobil Corp.	200,000	16,276
Spectra Energy Corp	541,700	14,848
Marathon Oil Corp.1	332,700	10,779
Marathon Petroleum Corp.1	166,350	6,887
Eni SpA (ADR)	70,000	3,329
		425,756

CONSUMER DISCRETIONARY — 9.28%
Kohl’s Corp.	1,400,000	70,014
Lowe’s Companies, Inc.	2,300,000	53,613
Target Corp.	1,100,000	51,601
Harley-Davidson, Inc.	1,210,000	49,574
Comcast Corp., Class A	1,430,000	36,236
Comcast Corp., Class A, special nonvoting shares	100,000	2,423
Home Depot, Inc.	855,000	30,968
CBS Corp., Class B	1,000,000	28,490
Carnival Corp., units	650,000	24,459
General Motors Co.1	636,100	19,312
Royal Caribbean Cruises Ltd.1	500,000	18,820
Toyota Motor Corp. (ADR)	225,000	18,544
Staples, Inc.	1,135,100	17,935
Johnson Controls, Inc.	32,233	1,343
		423,332

TELECOMMUNICATION SERVICES — 5.13%
AT&T Inc.	7,320,000	229,921
Sprint Nextel Corp., Series 11	734,800	3,961
		233,882

UTILITIES — 1.77%
Southern Co.	750,000	30,285
NextEra Energy, Inc.	400,000	22,984
FirstEnergy Corp.	370,000	16,335
Xcel Energy Inc.	250,000	6,075
Duke Energy Corp.	260,000	4,896
		80,575

MATERIALS — 1.45%
Air Products and Chemicals, Inc.	400,000	38,232
Dow Chemical Co.	780,000	28,080
		66,312

MISCELLANEOUS — 2.02%
Other common stocks in initial period of acquisition		92,164

Total common stocks (cost: $3,575,529,000)		4,239,595

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 1.00%

CONSUMER DISCRETIONARY — 1.00%
General Motors Co., Series B, 4.75% convertible preferred 2013	940,000	45,816

Total convertible securities (cost: $47,217,000)		45,816

	Principal amount
Short-term securities — 5.94%	(000)

PepsiCo Inc. 0.08%–0.09% due 8/16–8/29/20113	$42,300	42,294
Freddie Mac 0.10%–0.24% due 7/26–10/6/2011	37,800	37,795
Private Export Funding Corp. 0.10%–0.11% due 9/13–9/19/20113	32,460	32,451
Federal Home Loan Bank 0.06% due 8/3/2011	31,950	31,948
NetJets Inc. 0.07% due 7/18/20113	26,200	26,199
Medtronic Inc. 0.16% due 9/9/20113	19,600	19,595
Wal-Mart Stores, Inc. 0.08% due 7/26/20113	18,950	18,949
Procter & Gamble International Funding S.C.A. 0.10% due 7/14/20113	14,000	14,000
Emerson Electric Co. 0.07% due 7/25/20113	12,000	11,999
John Deere Credit Ltd. 0.12% due 7/7/20113	11,000	11,000
Variable Funding Capital Company LLC 0.15% due 8/18/20113	10,000	9,998
Abbott Laboratories 0.05% due 7/21/20113	8,700	8,700
Federal Farm Credit Banks 0.135% due 11/15/2011	6,000	5,998

Total short-term securities (cost: $270,921,000)		270,926

Total investment securities (cost: $3,893,897,000)		4,556,337
Other assets less liabilities		5,735

Net assets		$4,562,072

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $195,185,000, which represented 4.28% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 94.51%	Shares	Value (000)

FINANCIALS — 17.17%
Agricultural Bank of China, Class H1	85,066,000	$44,964
Industrial and Commercial Bank of China Ltd., Class H1	50,882,940	38,961
Marsh & McLennan Companies, Inc.	800,000	24,952
Prudential PLC1	1,918,689	22,173
Macquarie Group Ltd.1	500,000	16,836
Macquarie International Infrastructure Fund Ltd.1	36,200,164	16,811
China Life Insurance Co. Ltd., Class H1	4,697,000	16,188
JPMorgan Chase & Co.	383,200	15,688
AXA SA1	583,935	13,258
QBE Insurance Group Ltd.1	685,000	12,717
United Overseas Bank Ltd.1	781,099	12,549
Longfor Properties Co. Ltd.1	8,000,000	12,391
Bank of Nova Scotia	200,000	12,048
Fairfax Financial Holdings Ltd.	27,000	10,806
Capitol Federal Financial, Inc.	901,793	10,605
Citigroup Inc.	245,000	10,202
ING Groep NV, depository receipts1,2	750,000	9,251
Hospitality Properties Trust	375,000	9,094
Axis Bank Ltd.1	290,000	8,373
Bank of America Corp.	700,000	7,672
Goldman Sachs Group, Inc.	55,200	7,347
Synovus Financial Corp.	3,450,000	7,176
Westfield Group1	766,000	7,138
Toronto-Dominion Bank	80,000	6,784
Berkshire Hathaway Inc., Class B2	84,000	6,501
PNC Financial Services Group, Inc.	100,000	5,961
ICICI Bank Ltd. (ADR)	115,000	5,669
Resona Holdings, Inc.1	1,133,800	5,339
Standard Chartered PLC1	180,000	4,730
BNP Paribas SA1	59,990	4,627
Indiabulls Real Estate Ltd.1,2	980,000	2,470
Bank of China Ltd., Class H1	4,840,000	2,368
First Southern Bancorp, Inc.1,2,3	122,265	1,344
Indiabulls Wholesale Services Ltd.1,2	122,500	9
		393,002

CONSUMER DISCRETIONARY — 13.48%
Home Depot, Inc.	1,610,000	58,314
Virgin Media Inc.	1,920,000	57,466
Carphone Warehouse Group PLC1,2	2,845,550	19,319
Carnival Corp., units	500,000	18,815
Amazon.com, Inc.2	78,600	16,073
Saks Inc.2	1,200,000	13,404
MGM Resorts International2	1,000,000	13,210
Toll Corp.2	600,000	12,444
DIRECTV, Class A2	242,000	12,298
D.R. Horton, Inc.	1,000,000	11,520
Toyota Motor Corp.1	246,000	10,357
Apollo Group, Inc., Class A2	220,000	9,610
McDonald’s Corp.	100,000	8,432
Honda Motor Co., Ltd.1	218,000	8,403
Nikon Corp.1	340,000	8,022
Comcast Corp., Class A	315,000	7,982
adidas AG1	82,700	6,560
Thomson Reuters Corp.	135,000	5,069
Daimler AG1	52,000	3,914
Esprit Holdings Ltd.1	911,899	2,840
SES SA, Class A (FDR)1	95,000	2,665
Time Warner Inc.	50,000	1,818
		308,535

INDUSTRIALS — 11.78%
Joy Global Inc.	400,000	38,096
General Electric Co.	1,255,000	23,669
Schneider Electric SA1	134,121	22,408
Geberit AG1	85,000	20,140
United Continental Holdings, Inc.2	736,200	16,660
Lockheed Martin Corp.	200,000	16,194
Union Pacific Corp.	150,000	15,660
Meggitt PLC1	2,385,000	14,604
Waste Management, Inc.	340,000	12,672
United Technologies Corp.	140,000	12,391
Vallourec SA1	100,000	12,177
Emerson Electric Co.	202,000	11,362
Rickmers Maritime1,4	27,420,000	9,269
Cobham PLC1	2,730,000	9,265
Parker Hannifin Corp.	102,800	9,225
Siemens AG1	66,500	9,131
Caterpillar Inc.	60,000	6,388
Ryanair Holdings PLC (ADR)	145,000	4,254
Finmeccanica SpA1	275,583	3,335
Aggreko PLC1	91,629	2,837
		269,737

MATERIALS — 9.59%
Newmont Mining Corp.	800,000	43,176
Barrick Gold Corp.	650,000	29,439
Yamana Gold Inc.	2,000,000	23,350
Freeport-McMoRan Copper & Gold Inc.	400,000	21,160
Impala Platinum Holdings Ltd.1	685,648	18,509
United States Steel Corp.	350,000	16,114
Dow Chemical Co.	445,000	16,020
Nucor Corp.	320,000	13,190
BHP Billiton PLC (ADR)	140,000	10,980
BASF SE1	77,000	7,535
Gold Fields Ltd.1	500,000	7,316
PT Semen Gresik (Persero) Tbk1	5,088,000	5,707
Fletcher Building Ltd.1	550,000	3,935
Praxair, Inc.	30,000	3,252
		219,683

CONSUMER STAPLES — 9.10%
Kraft Foods Inc., Class A	1,165,000	41,043
British American Tobacco PLC1	902,000	39,538
Unilever NV, depository receipts1	705,000	23,096
Tesco PLC1	3,303,000	21,332
Anheuser-Busch InBev NV1	230,000	13,336
Pernod Ricard SA1	112,200	11,060
Sysco Corp.	343,000	10,695
Coca-Cola Co.	143,000	9,622
Coca-Cola Amatil Ltd.1	729,801	8,955
Philip Morris International Inc.	100,000	6,677
Procter & Gamble Co.	100,000	6,357
Altria Group, Inc.	200,000	5,282
Shoprite Holdings Ltd.1	330,000	4,972
SABMiller PLC1	100,000	3,646
China Yurun Food Group Ltd.1	982,000	2,783
		208,394

TELECOMMUNICATION SERVICES — 8.86%
Verizon Communications Inc.	927,500	34,531
Portugal Telecom, SGPS, SA1	2,573,938	25,489
Total Access Communication PCL, nonvoting depository receipt1	13,280,000	23,735
Telstra Corp. Ltd.1	7,500,000	23,289
AT&T Inc.	685,000	21,516
Koninklijke KPN NV1	950,000	13,809
TalkTalk Telecom Group PLC1	5,691,100	13,062
Bell Aliant Inc.	380,000	11,316
SOFTBANK CORP.1	270,000	10,226
América Móvil, SAB de CV, Series L (ADR)	130,000	7,004
América Móvil, SAB de CV, Series L	2,040,000	2,753
KT Corp. (ADR)	370,000	7,193
Partner Communications Co. Ltd.1	365,000	5,476
France Télécom SA1	159,000	3,383
		202,782

INFORMATION TECHNOLOGY — 8.66%
Taiwan Semiconductor Manufacturing Co. Ltd.1	9,110,000	23,058
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	370,000	4,666
International Business Machines Corp.	150,000	25,732
Google Inc., Class A2	50,450	25,547
Nintendo Co., Ltd.1	125,000	23,540
Canon, Inc.1	323,000	15,403
Samsung Electronics Co. Ltd.1	19,600	15,234
KLA-Tencor Corp.	300,000	12,144
Apple Inc.2	34,000	11,413
TE Connectivity Ltd.	300,000	11,028
Automatic Data Processing, Inc.	205,000	10,799
HTC Corp.1	255,000	8,711
Avago Technologies Ltd.	190,000	7,220
Yahoo! Inc.2	255,000	3,835
		198,330

HEALTH CARE — 6.61%
Merck & Co., Inc.	1,469,544	51,860
Novartis AG1	383,000	23,462
Eli Lilly and Co.	500,000	18,765
Sonic Healthcare Ltd.1	1,249,131	17,233
Vertex Pharmaceuticals Inc.2	238,877	12,419
Novo Nordisk A/S, Class B1	93,000	11,660
CSL Ltd.1	250,000	8,861
Bayer AG1	50,500	4,060
Johnson & Johnson	45,000	2,994
		151,314

ENERGY — 5.75%
TOTAL SA1	445,000	25,737
Chevron Corp.	212,300	21,833
Royal Dutch Shell PLC, Class B (ADR)	150,000	10,763
Royal Dutch Shell PLC, Class A (ADR)	129,000	9,176
Crescent Point Energy Corp.	335,000	15,481
Cenovus Energy Inc.	393,577	14,854
Technip SA1	106,000	11,355
Saipem SpA, Class S1	126,800	6,546
Tenaris SA (ADR)	141,000	6,448
Oil Search Ltd.1	760,000	5,434
Cairn India Ltd.1,2	574,000	4,005
		131,632

UTILITIES — 3.51%
Power Assets Holdings Ltd.1	3,470,000	26,285
GDF SUEZ1	580,000	21,226
Snam Rete Gas SpA1	2,000,000	11,840
National Grid PLC1	925,000	9,103
DUET Group1	4,418,377	8,069
PG&E Corp.	90,500	3,804
		80,327

Total common stocks (cost: $1,871,152,000)		2,163,736

	Shares or
Convertible securities — 0.75%	principal amount

MATERIALS — 0.67%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	15,247

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 2015	$939,000	1,019

FINANCIALS — 0.04%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	832

Total convertible securities (cost: $7,012,000)		17,098

	Principal amount
Bonds, notes & other debt instruments — 1.20%	(000)

FINANCIALS — 0.50%
Zions Bancorporation 5.65% 2014	$1,310	1,356
Zions Bancorporation 5.50% 2015	5,880	6,060
Zions Bancorporation 6.00% 2015	3,955	4,120
		11,536

TELECOMMUNICATION SERVICES — 0.42%
Digicel Group Ltd. 12.00% 20145	$8,225	9,593

CONSUMER DISCRETIONARY — 0.28%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,311

Total bonds, notes & other debt instruments (cost: $20,447,000)		27,440

Short-term securities — 3.01%

United Technologies Corp. 0.04% due 7/1/20115	13,500	13,500
Falcon Asset Securitization Co., LLC 0.17% due 9/26/20115	12,200	12,196
Freddie Mac 0.15%–0.225% due 8/16–9/29/2011	12,000	11,999
Novartis Finance Corp. 0.21% due 9/15/20115	11,000	10,995
Fannie Mae 0.18% due 1/3/2012	10,600	10,592
Coca-Cola Co. 0.19% due 7/22/20115	5,200	5,200
Old Line Funding, LLC 0.25% due 7/8/20115	4,500	4,500

Total short-term securities (cost: $68,975,000)		68,982

Total investment securities (cost: $1,967,586,000)		2,277,256
Other assets less liabilities		12,115

Net assets		$2,289,371

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $989,586,000, which represented 43.23% of the net assets of the fund. This amount includes $987,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,344.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	832.04
Total restricted securities		$2,789	$2,176.10%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,984,000, which represented 2.45% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Growth-Income FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 93.38%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.36%
Microsoft Corp.	24,565,100	$638,693
Oracle Corp.	16,662,500	548,363
Hewlett-Packard Co.	10,000,000	364,000
Apple Inc.1	1,000,000	335,670
International Business Machines Corp.	1,815,000	311,363
Google Inc., Class A1	602,000	304,841
Intel Corp.	13,511,900	299,424
Corning Inc.	13,500,000	245,025
Yahoo! Inc.1	15,535,700	233,657
MasterCard Inc., Class A	650,000	195,871
QUALCOMM Inc.	3,150,000	178,889
Flextronics International Ltd.1	27,000,000	173,340
Cisco Systems, Inc.	9,600,000	149,856
Linear Technology Corp.	3,500,000	115,570
Xilinx, Inc.	2,822,400	102,933
Electronic Arts1	3,900,000	92,040
Texas Instruments Inc.	2,625,000	86,179
Accenture PLC, Class A	1,369,455	82,742
Gemalto NV2	1,625,000	77,695
Analog Devices, Inc.	1,475,600	57,755
KLA-Tencor Corp.	1,350,000	54,648
Rovi Corp.1	942,800	54,079
Autodesk, Inc.1	1,400,000	54,040
Visa Inc., Class A	600,000	50,556
Automatic Data Processing, Inc.	955,000	50,309
Motorola Solutions, Inc.1	994,642	45,793
HOYA Corp.2	2,000,000	44,330
Maxim Integrated Products, Inc.	1,120,000	28,627
Applied Materials, Inc.	2,200,000	28,622
Nokia Corp.2	3,905,012	25,221
Quanta Computer Inc.2	7,140,000	16,946
SAP AG2	239,500	14,485
Nintendo Co., Ltd.2	75,000	14,124
Advanced Micro Devices, Inc.1	2,000,000	13,980
AOL Inc.1	493,031	9,792
Western Union Co.	400,000	8,012
Comverse Technology, Inc.1	970,000	7,518
		5,114,988

CONSUMER DISCRETIONARY — 13.77%
DIRECTV, Class A1	5,812,500	295,391
Comcast Corp., Class A	10,086,000	255,579
Comcast Corp., Class A, special nonvoting shares	1,000,000	24,230
News Corp., Class A	14,500,200	256,654
Time Warner Cable Inc.	3,217,601	251,102
Time Warner Inc.	6,756,667	245,740
Home Depot, Inc.	6,431,600	232,953
Royal Caribbean Cruises Ltd.1	6,155,000	231,674
Kohl’s Corp.	4,300,000	215,043
Mattel, Inc.	7,000,000	192,430
General Motors Co.1	5,228,287	158,731
Best Buy Co., Inc.	4,612,300	144,872
McDonald’s Corp.	1,400,000	118,048
VF Corp.	800,000	86,848
Garmin Ltd.	2,600,000	85,878
Harley-Davidson, Inc.	1,950,000	79,891
Staples, Inc.	4,600,000	72,680
Fiat SpA2	6,000,000	65,872
Lowe’s Companies, Inc.	2,500,000	58,275
D.R. Horton, Inc.	5,000,000	57,600
Target Corp.	1,200,000	56,292
Virgin Media Inc.	1,702,300	50,950
Carnival Corp., units	1,200,000	45,156
Daily Mail and General Trust PLC, Class A, nonvoting2	5,400,000	40,250
Expedia, Inc.	1,267,200	36,736
NIKE, Inc., Class B	404,180	36,368
Golden Eagle Retail Group Ltd.2	12,828,000	32,708
Apollo Group, Inc., Class A1	500,000	21,840
Toyota Motor Corp.2	200,000	8,421
		3,458,212

INDUSTRIALS — 13.44%
CSX Corp.	18,357,669	481,338
United Technologies Corp.	3,850,000	340,763
Norfolk Southern Corp.	3,465,300	259,655
Union Pacific Corp.	2,447,374	255,506
Precision Castparts Corp.	1,410,000	232,156
3M Co.	2,296,000	217,776
General Dynamics Corp.	2,707,000	201,726
General Electric Co.	9,200,000	173,512
Avery Dennison Corp.	3,955,000	152,782
United Parcel Service, Inc., Class B	2,000,000	145,860
Emerson Electric Co.	2,400,000	135,000
Southwest Airlines Co.	10,945,000	124,992
Waste Management, Inc.	2,750,000	102,492
Rockwell Automation	1,000,000	86,760
Ingersoll-Rand PLC	1,900,000	86,279
Eaton Corp.	1,600,000	82,320
Republic Services, Inc.	2,200,000	67,870
Iron Mountain Inc.	1,500,000	51,135
Tyco International Ltd.	1,000,000	49,430
Pitney Bowes Inc.	1,552,200	35,685
Atlas Copco AB, Class A2	922,200	24,277
Atlas Copco AB, Class B2	470,843	11,085
Lockheed Martin Corp.	400,000	32,388
United Continental Holdings, Inc.1	1,135,000	25,685
		3,376,472

ENERGY — 10.17%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	272,783
Royal Dutch Shell PLC, Class B2	4,139,816	147,776
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	118,559
ConocoPhillips	6,203,000	466,404
Schlumberger Ltd.	3,935,000	339,984
Chevron Corp.	2,278,200	234,290
EOG Resources, Inc.	1,803,000	188,504
Apache Corp.	1,367,000	168,674
Devon Energy Corp.	1,693,000	133,425
Canadian Natural Resources, Ltd.	2,260,000	94,740
Baker Hughes Inc.	1,275,000	92,514
Eni SpA2	2,250,000	53,340
Marathon Oil Corp.1	1,600,000	51,840
Woodside Petroleum Ltd.2	1,155,000	50,949
Marathon Petroleum Corp.1	800,000	33,120
BP PLC2	3,864,409	28,473
Petrohawk Energy Corp.1	1,150,000	28,370
Exxon Mobil Corp.	250,000	20,345
Range Resources Corp.	300,000	16,650
Spectra Energy Corp	332,500	9,114
OAO Gazprom (ADR)2	284,200	4,163
		2,554,017

HEALTH CARE — 9.37%
Merck & Co., Inc.	10,093,224	356,190
Biogen Idec Inc.1	2,493,500	266,605
Abbott Laboratories	4,430,000	233,107
Amgen Inc.1	3,130,400	182,659
Boston Scientific Corp.1	26,375,951	182,258
Medco Health Solutions, Inc.1	2,985,000	168,712
Hologic, Inc.1	5,661,300	114,188
Cardinal Health, Inc.	2,400,000	109,008
Forest Laboratories, Inc.1	2,700,000	106,218
Novartis AG (ADR)	1,300,000	79,443
Novartis AG2	365,000	22,359
Gilead Sciences, Inc.1	2,310,000	95,657
Pfizer Inc	4,505,000	92,803
Medtronic, Inc.	2,115,000	81,491
St. Jude Medical, Inc.	1,200,000	57,216
Roche Holding AG2	300,000	50,190
Alexion Pharmaceuticals, Inc.1	1,040,000	48,911
Covidien PLC	531,250	28,278
Thermo Fisher Scientific Inc.1	390,000	25,112
ResMed Inc.1	800,000	24,760
Myriad Genetics, Inc.1	711,800	16,165
Johnson & Johnson	200,000	13,304
		2,354,634

CONSUMER STAPLES — 8.12%
Philip Morris International Inc.	7,069,500	472,031
Kraft Foods Inc., Class A	8,132,447	286,506
PepsiCo, Inc.	3,739,519	263,374
Molson Coors Brewing Co., Class B	4,895,500	219,025
CVS/Caremark Corp.	5,350,300	201,064
Coca-Cola Co.	1,767,700	118,949
Avon Products, Inc.	3,305,000	92,540
Unilever NV (New York registered)	2,700,000	88,695
Asahi Breweries, Ltd.2	4,300,000	86,643
L’Oréal SA2	500,000	64,942
Colgate-Palmolive Co.	524,023	45,805
Walgreen Co.	1,000,000	42,460
Altria Group, Inc.	1,475,000	38,955
Kimberly-Clark Corp.	280,000	18,637
		2,039,626

FINANCIALS — 6.98%
Bank of America Corp.	20,903,752	229,105
JPMorgan Chase & Co.	5,150,000	210,841
Capital One Financial Corp.	4,000,000	206,680
State Street Corp.	3,470,700	156,494
Citigroup Inc.	3,500,000	145,740
Marsh & McLennan Companies, Inc.	3,789,100	118,182
Arthur J. Gallagher & Co.	2,925,000	83,479
HSBC Holdings PLC (ADR)	1,538,570	76,344
AFLAC Inc.	1,577,700	73,647
Bank of New York Mellon Corp.	2,463,605	63,118
Weyerhaeuser Co.	2,884,541	63,056
Fifth Third Bancorp	4,205,000	53,614
Wells Fargo & Co.	1,500,000	42,090
Hudson City Bancorp, Inc.	5,000,000	40,950
Genworth Financial, Inc., Class A1	3,698,000	38,015
First American Financial Corp.	2,251,680	35,239
Chimera Investment Corp.	8,000,000	27,680
UBS AG1,2	1,343,666	24,502
NYSE Euronext	685,000	23,475
Allstate Corp.	635,000	19,386
Moody’s Corp.	480,858	18,441
Radian Group Inc.	496,742	2,101
Washington Mutual, Inc.1	1,371,429	178
		1,752,357

MATERIALS — 4.49%
Dow Chemical Co.	6,099,100	219,567
Air Products and Chemicals, Inc.	2,160,000	206,453
Celanese Corp., Series A	2,060,100	109,824
ArcelorMittal2	2,540,000	88,385
Freeport-McMoRan Copper & Gold Inc.	1,600,000	84,640
Monsanto Co.	1,100,000	79,794
Sealed Air Corp.	3,200,000	76,128
Barrick Gold Corp.	1,375,000	62,274
Praxair, Inc.	499,624	54,154
SSAB Svenskt Stål AB, Class A2	3,276,684	48,983
Salzgitter AG2	511,743	39,023
CRH PLC2	1,600,000	35,431
Akzo Nobel NV2	247,000	15,581
MeadWestvaco Corp.	258,200	8,601
		1,128,838

TELECOMMUNICATION SERVICES — 3.73%
AT&T Inc.	20,010,000	628,514
Telephone and Data Systems, Inc.	3,070,000	95,416
Telephone and Data Systems, Inc., special common shares	2,970,000	79,982
CenturyLink, Inc.	1,380,875	55,829
Turkcell Iletisim Hizmetleri AS1,2	6,020,000	32,479
Verizon Communications Inc.	846,900	31,530
Sprint Nextel Corp., Series 11	1,342,700	7,237
PT XL Axiata Tbk2	9,363,595	6,719
		937,706

UTILITIES — 1.58%
Dominion Resources, Inc.	2,500,000	120,675
Scottish and Southern Energy PLC2	4,265,000	95,396
FirstEnergy Corp.	1,430,000	63,135
Public Service Enterprise Group Inc.	1,785,000	58,262
Exelon Corp.	1,050,000	44,982
Duke Energy Corp.	665,000	12,522
American Electric Power Co., Inc.	67,900	2,558
		397,530

MISCELLANEOUS — 1.37%
Other common stocks in initial period of acquisition		344,510

Total common stocks (cost: $17,859,509,000)		23,458,890

	Principal amount
Preferred securities — 0.12%	(000)

FINANCIALS — 0.12%
JPMorgan Chase & Co., Series I, 7.90%3	$29,049	31,307

Total preferred securities (cost: $30,002,000)		31,307

Rights & warrants — 0.01%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		2,821

Total rights & warrants (cost: $10,039,000)		2,821

	Shares or
Convertible securities — 0.31%	principal amount

FINANCIALS — 0.26%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	66,082

INDUSTRIALS — 0.05%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$9,000,000	12,803

Total convertible securities (cost: $64,565,000)		78,885

	Principal amount
Short-term securities — 5.98%	(000)

Freddie Mac 0.07%–0.21% due 8/8/2011–2/14/2012	$274,840	274,690
Fannie Mae 0.11%–0.23% due 8/1/2011–3/6/2012	233,000	232,917
Coca-Cola Co. 0.13%–0.21% due 7/12–10/4/20114	129,300	129,274
Abbott Laboratories 0.07%–0.13% due 7/26–8/16/20114	99,200	99,191
Federal Home Loan Bank 0.125%–0.14% due 12/28/2011–2/17/2012	93,600	93,520
U.S. Treasury Bills 0.147%–0.19% due 9/22/2011–5/3/2012	88,200	88,163
Straight-A Funding LLC 0.15%–0.20% due 7/11–8/19/20114	83,000	82,987
Private Export Funding Corp. 0.24%–0.27% due 10/3–10/11/20114	80,000	79,965
John Deere Credit Ltd. 0.12%–0.13% due 7/5–7/8/20114	64,100	64,098
Jupiter Securitization Co., LLC 0.17% due 9/26/20114	35,000	34,980
Falcon Asset Securitization Co., LLC 0.17% due 9/19/20114	20,000	19,994
Walt Disney Co. 0.16% due 7/25/20114	54,800	54,793
Paccar Financial Corp. 0.16% due 9/7/2011	49,900	49,879
Variable Funding Capital Company LLC 0.19% due 7/14/20114	45,000	44,997
eBay Inc. 0.15% due 8/10/20114	43,000	42,989
Federal Farm Credit Banks 0.23% due 11/21/2011	40,000	39,984
Johnson & Johnson 0.16% due 10/4/20114	37,500	37,490
Hewlett-Packard Co. 0.09% due 7/22/20114	25,000	24,999
Wal-Mart Stores, Inc. 0.02% due 7/1/20114	6,100	6,100

Total short-term securities (cost: $1,500,908,000)		1,501,010

Total investment securities (cost: $19,465,023,000)		25,072,913
Other assets less liabilities		50,041

Net assets		$25,122,954
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,333,216,000, which represented 5.31% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $721,857,000, which represented 2.87% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 92.63%	Shares	Value (000)

FINANCIALS — 14.74%
Banco Santander, SA1	533,027	$6,150
Bank of China Ltd., Class H1	7,788,000	3,810
Royal Bank of Canada	47,800	2,732
Société Générale1	38,465	2,280
Barclays PLC1	490,000	2,017
China Construction Bank Corp., Class H1	2,193,500	1,825
Link Real Estate Investment Trust1	423,000	1,444
Bank of Cyprus PCL1	488,368	1,441
Westfield Group1	151,500	1,412
Ascendas Real Estate Investment Trust1	809,000	1,345
Erste Bank der oesterreichischen Sparkassen AG1	24,629	1,290
China Life Insurance Co. Ltd., Class H1	350,000	1,206
Prudential PLC1	104,012	1,202
HDFC Bank Ltd.1	20,750	1,168
CapitaMall Trust, units1	650,000	991
DBS Group Holdings Ltd1	68,000	814
Deutsche Bank AG1	13,500	798
Deutsche Börse AG1	10,300	782
Hongkong Land Holdings Ltd.1	105,000	749
Itaú Unibanco Holding SA, preferred nominative	30,250	707
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	1,040,000	618
Japan Real Estate Investment Corp.1	61	599
China Taiping Insurance Holdings Co. Ltd.1,2	200,000	453
Siam Commercial Bank PCL1	102,000	369
Sberbank of Russia (ADR)	7,500	109
		36,311

INDUSTRIALS — 13.85%
Siemens AG1	40,910	5,617
Jardine Matheson Holdings Ltd.1	87,000	4,989
Legrand SA1	116,000	4,886
Ryanair Holdings PLC (ADR)	150,000	4,401
BAE Systems PLC1	751,350	3,841
ASSA ABLOY AB, Class B1	111,000	2,983
A.P. Moller-Maersk A/S, Class B1	220	1,898
Schneider Electric SA1	9,889	1,652
AB Volvo, Class B1	93,800	1,639
Sandvik AB1	35,522	623
Hutchison Port Holdings Trust1,2,3	668,000	565
Embraer SA, ordinary nominative	72,000	549
Fiat Industrial SpA1,2	37,500	485
		34,128

CONSUMER DISCRETIONARY — 12.08%
Daimler AG1	92,330	6,949
Virgin Media Inc.	126,400	3,783
Isuzu Motors Ltd.1	788,000	3,734
OPAP SA1	181,513	2,836
Hyundai Motor Co.1	8,950	1,999
NEXT PLC1	53,500	1,998
Bayerische Motoren Werke AG1	15,000	1,495
Li & Fung Ltd.1	740,000	1,488
British Sky Broadcasting Group PLC1	74,000	1,005
Esprit Holdings Ltd.1	296,337	923
Honda Motor Co., Ltd.1	23,500	906
Toyota Motor Corp.1	19,100	804
TUI Travel PLC1	221,500	798
adidas AG1	8,000	635
Fiat SpA1	37,500	412
		29,765

CONSUMER STAPLES — 10.73%
British American Tobacco PLC1	176,250	7,726
Philip Morris International Inc.	113,040	7,548
Imperial Tobacco Group PLC1	93,600	3,112
Wesfarmers Ltd.1	43,150	1,479
Koninklijke Ahold NV1	110,000	1,478
Nestlé SA1	23,000	1,430
Coca-Cola Hellenic Bottling Co. SA1	48,000	1,286
Foster’s Group Ltd.1	215,000	1,190
Wilmar International Ltd.1	211,000	933
Treasury Wine Estates Ltd.1,2	71,666	261
		26,443

TELECOMMUNICATION SERVICES — 10.56%
Singapore Telecommunications Ltd.1	1,505,000	3,876
Elisa Oyj, Class A1	167,000	3,595
SOFTBANK CORP.1	83,500	3,163
América Móvil, SAB de CV, Series L (ADR)	51,000	2,748
BCE Inc.	60,135	2,358
Millicom International Cellular SA (SDR)1	19,300	2,014
Türk Telekomünikasyon AS, Class D1	252,400	1,334
OJSC Mobile TeleSystems (ADR)	58,000	1,103
Turkcell Iletisim Hizmetleri AS1,2	155,000	836
Advanced Info Service PCL1	230,000	781
Telekom Austria AG, non-registered shares1	61,031	778
Taiwan Mobile Co., Ltd.1	266,000	722
Telefónica, SA1	27,800	680
China Communications Services Corp. Ltd., Class H1	1,090,000	645
Philippine Long Distance Telephone Co.1	8,300	449
Chunghwa Telecom Co., Ltd.1	128,000	440
Maxis Bhd.1	197,200	358
Portugal Telecom, SGPS, SA1	12,789	127
		26,007

INFORMATION TECHNOLOGY — 9.24%
Compal Electronics, Inc.1	4,639,784	5,701
Quanta Computer Inc.1	2,084,340	4,947
Wistron Corp.1	1,389,834	2,478
Nintendo Co., Ltd.1	11,800	2,222
HTC Corp.1	46,600	1,592
MediaTek Inc.1	139,369	1,519
Hynix Semiconductor Inc.1	50,000	1,181
Acer Inc.1	634,403	1,112
NetEase.com, Inc. (ADR)2	23,000	1,037
Delta Electronics, Inc.1	179,260	661
Redecard SA, ordinary nominative	21,500	324
		22,774

UTILITIES — 7.52%
Scottish and Southern Energy PLC1	300,350	6,718
GDF SUEZ1	136,950	5,012
National Grid PLC1	280,900	2,764
International Power PLC1	522,000	2,695
Power Assets Holdings Ltd.1	176,500	1,337
		18,526

MATERIALS — 6.45%
CRH PLC1	180,409	3,995
Svenska Cellulosa AB SCA, Class B1	191,300	2,694
Amcor Ltd.1	282,000	2,182
Rio Tinto PLC1	29,414	2,124
ArcelorMittal1	58,600	2,039
Syngenta AG1	4,060	1,371
Israel Chemicals Ltd.1	71,450	1,140
Akzo Nobel NV1	5,300	334
		15,879

HEALTH CARE — 3.78%
Novartis AG1	61,225	3,750
Mindray Medical International Ltd., Class A (ADR)	126,100	3,537
Sonic Healthcare Ltd.1	146,175	2,017
		9,304

ENERGY — 3.68%
BP PLC1	665,051	4,900
Royal Dutch Shell PLC, Class B1	98,927	3,531
Woodside Petroleum Ltd.1	8,179	361
Eni SpA1	11,550	274
		9,066

Total common stocks (cost: $204,583,000)		228,203

	Principal amount
Preferred securities — 0.10%	(000)

FINANCIALS — 0.10%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	$200	253

Total preferred securities (cost: $200,000)		253

Bonds, notes & other debt instruments — 1.48%

TELECOMMUNICATION SERVICES — 0.67%
MTS International Funding Ltd. 8.625% 20203	800	917
MTS International Funding Ltd. 8.625% 2020	650	745
		1,662

HEALTH CARE — 0.32%
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	745	787

ENERGY — 0.25%
Gazprom OJSC, Series 9, 6.51% 2022	270	287
Gazprom OJSC 7.288% 2037	290	317
		604

FINANCIALS — 0.24%
Commerzbank AG, Series 151, 6.625% 2019	£380	$592

Total bonds, notes & other debt instruments (cost: $3,441,000)		3,645

Short-term securities — 5.03%

Société Générale North America, Inc. 0.03% due 7/1/2011	$5,500	5,500
Federal Home Loan Bank 0.065% due 8/17/2011	4,000	3,999
Freddie Mac 0.24% due 7/26/2011	2,900	2,900

Total short-term securities (cost: $12,399,000)		12,399

Total investment securities (cost: $220,623,000)		244,500
Other assets less liabilities		1,878

Net assets		$246,378

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $197,267,000, which represented 80.07% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,735,000, which represented .70% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
£ = British pounds

Asset Allocation FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 73.93%	Shares	Value (000)

INFORMATION TECHNOLOGY — 10.52%
Oracle Corp.	5,680,000	$186,929
International Business Machines Corp.	930,000	159,541
Microsoft Corp.	5,500,000	143,000
Corning Inc.	7,400,000	134,310
Apple Inc.1	380,000	127,555
Texas Instruments Inc.	3,500,000	114,905
Google Inc., Class A1	220,000	111,404
KLA-Tencor Corp.	2,100,000	85,008
ASML Holding NV (New York registered)	2,250,000	83,160
VeriSign, Inc.	1,400,000	46,844
Xilinx, Inc.	730,000	26,623
		1,219,279

FINANCIALS — 9.99%
Goldman Sachs Group, Inc.	1,450,000	192,980
ACE Ltd.	2,320,000	152,702
American Express Co.	2,500,000	129,250
Moody’s Corp.	2,700,000	103,545
T. Rowe Price Group, Inc.	1,700,000	102,578
Wells Fargo & Co.	2,500,000	70,150
Progressive Corp.	2,950,000	63,071
JPMorgan Chase & Co.	1,500,000	61,410
Industrial and Commercial Bank of China Ltd., Class H2	77,793,000	59,566
Allstate Corp.	1,900,000	58,007
Marsh & McLennan Companies, Inc.	1,740,000	54,271
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,600,000	47,971
BlackRock, Inc.	200,000	38,362
China Life Insurance Co. Ltd., Class H2	7,100,000	24,469
		1,158,332

HEALTH CARE — 9.49%
Merck & Co., Inc.	5,400,000	190,566
Johnson & Johnson	2,160,000	143,683
Cardinal Health, Inc.	2,901,424	131,783
Amgen Inc.1	2,092,500	122,097
UnitedHealth Group Inc.	1,750,000	90,265
Baxter International Inc.	1,500,000	89,535
Gilead Sciences, Inc.1	2,000,000	82,820
Eli Lilly and Co.	2,000,000	75,060
Bristol-Myers Squibb Co.	2,500,000	72,400
Aetna Inc.	1,394,000	61,462
Incyte Corp.1	2,160,000	40,910
		1,100,581

CONSUMER DISCRETIONARY — 8.82%
Comcast Corp., Class A	7,750,000	196,385
Home Depot, Inc.	4,300,000	155,746
DIRECTV, Class A1	2,000,000	101,640
VF Corp.	900,000	97,704
Johnson Controls, Inc.	2,150,000	89,569
McDonald’s Corp.	1,060,000	89,379
Amazon.com, Inc.1	400,000	81,796
CarMax, Inc.1	1,940,000	64,156
Carnival Corp., units	1,560,000	58,703
Toyota Motor Corp.2	1,000,000	42,103
Virgin Media Inc.	1,350,000	40,405
Cooper-Standard Holdings Inc.1,3	101,627	4,675
Cooper-Standard Holdings Inc.1,3	21,607	994
		1,023,255

MATERIALS — 8.48%
Dow Chemical Co.	5,500,000	198,000
Sigma-Aldrich Corp.	1,840,000	135,019
Rio Tinto PLC2	1,681,753	121,438
FMC Corp.	1,250,000	107,525
BHP Billiton Ltd.2	1,840,000	86,965
LyondellBasell Industries NV, Class A	2,250,000	86,670
Nucor Corp.	1,900,000	78,318
Monsanto Co.	1,000,000	72,540
Martin Marietta Materials, Inc.	840,000	67,175
Barrick Gold Corp.	660,000	29,891
		983,541

ENERGY — 7.51%
Schlumberger Ltd.	1,855,000	160,272
Chevron Corp.	1,400,000	143,976
Suncor Energy Inc.	2,150,000	84,266
Denbury Resources Inc.1	4,000,000	80,000
Apache Corp.	640,000	78,970
Rosetta Resources Inc.1	1,500,000	77,310
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,100,000	71,106
Noble Energy, Inc.	700,000	62,741
Tenaris SA (ADR)	1,300,000	59,449
Core Laboratories NV	475,000	52,981
		871,071

INDUSTRIALS — 6.93%
Boeing Co.	2,250,000	166,342
IDEX Corp.	1,950,000	89,407
Deere & Co.	900,000	74,205
CSX Corp.	2,610,000	68,434
Emerson Electric Co.	1,200,000	67,500
Expeditors International of Washington, Inc.	1,266,245	64,819
Danaher Corp.	1,220,000	64,648
Lockheed Martin Corp.	750,000	60,728
Union Pacific Corp.	500,000	52,200
Robert Half International Inc.	1,550,000	41,897
Dun & Bradstreet Corp.	450,000	33,993
Roper Industries, Inc.	231,015	19,244
Nortek, Inc.1	16,450	592
Atrium Corp.1,2,4	535	48
		804,057

CONSUMER STAPLES — 4.66%
Philip Morris International Inc.	1,870,000	124,860
Unilever NV (New York registered)	2,480,000	81,468
PepsiCo, Inc.	1,000,000	70,430
Coca-Cola Co.	1,000,000	67,290
Kraft Foods Inc., Class A	1,800,000	63,414
Costco Wholesale Corp.	600,000	48,744
Colgate-Palmolive Co.	460,000	40,208
Procter & Gamble Co.	540,000	34,328
Origin Enterprises PLC2	1,773,300	9,666
		540,408

TELECOMMUNICATION SERVICES — 1.92%
American Tower Corp., Class A1	2,450,000	128,208
AT&T Inc.	3,000,000	94,230
		222,438

UTILITIES — 0.94%
FirstEnergy Corp.	1,250,000	55,187
Exelon Corp.	1,250,000	53,550
		108,737

MISCELLANEOUS — 4.67%
Other common stocks in initial period of acquisition		541,361

Total common stocks (cost: $6,601,505,000)		8,573,060

	Principal amount
Preferred securities — 0.03%	(000)

FINANCIALS — 0.03%
QBE Capital Funding II LP 6.797%3,5	$3,250	2,990
AXA SA, Series B, 6.379%3,5	1,315	1,164

Total preferred securities (cost: $4,261,000)		4,154

Rights & warrants — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,2,3	38,220	1,032

Total rights & warrants (cost: $432,000)		1,032

Convertible securities — 0.04%

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	19,937	4,185

Total convertible securities (cost: $1,973,000)		4,185

	Principal amount	Value
Bonds, notes & other debt instruments — 21.10%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.55%
U.S. Treasury 4.625% 2011	$74,875	$76,555
U.S. Treasury 4.875% 2012	155,000	159,577
U.S. Treasury 0.75% 2013	72,875	73,231
U.S. Treasury 1.375% 2013	22,125	22,513
U.S. Treasury 1.50% 2013	40,000	40,864
U.S. Treasury 1.875% 20136	15,475	16,471
U.S. Treasury 2.75% 2013	3,190	3,350
U.S. Treasury 1.875% 2014	30,345	31,298
U.S. Treasury 4.75% 2014	7,625	8,491
U.S. Treasury 1.875% 20156	23,554	25,982
U.S. Treasury 7.25% 2016	2,000	2,526
U.S. Treasury 7.50% 2016	8,000	10,324
U.S. Treasury 3.50% 2018	26,630	28,575
U.S. Treasury 2.125% 20196	15,710	17,872
U.S. Treasury 6.25% 2023	6,235	7,923
U.S. Treasury 6.625% 2027	35,000	46,313
U.S. Treasury 3.50% 2039	91,500	78,625
U.S. Treasury 4.375% 2039	7,000	7,004
U.S. Treasury 4.625% 2040	7,000	7,298
U.S. Treasury 4.75% 2041	46,000	48,893
Fannie Mae 6.25% 2029	9,575	11,613
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,159
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,079
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,071
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,853
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,307
CoBank ACB 0.847% 20223,5	3,805	3,411
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,929
		760,107

MORTGAGE-BACKED OBLIGATIONS7 — 6.41%
Fannie Mae 4.89% 2012	10,000	10,063
Fannie Mae 5.50% 2017	847	918
Fannie Mae 5.00% 2018	2,203	2,364
Fannie Mae 5.50% 2020	5,387	5,851
Fannie Mae 6.00% 2021	230	252
Fannie Mae 6.00% 2021	166	181
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,142	1,182
Fannie Mae 3.50% 2025	45,322	46,231
Fannie Mae 3.50% 2025	17,466	17,816
Fannie Mae 3.50% 2025	7,766	7,922
Fannie Mae 4.00% 2025	11,292	11,790
Fannie Mae 6.00% 2026	1,831	2,024
Fannie Mae 5.50% 2033	4,216	4,585
Fannie Mae 5.50% 2033	2,631	2,861
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	566	488
Fannie Mae 6.00% 2036	9,107	10,044
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,920	2,144
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	452	496
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	213	234
Fannie Mae 6.00% 2037	17,376	19,190
Fannie Mae 6.00% 2037	364	400
Fannie Mae 6.00% 2038	694	764
Fannie Mae 6.00% 2039	40,091	44,116
Fannie Mae 3.50% 2040	21,934	21,009
Fannie Mae 3.50% 2040	12,877	12,334
Fannie Mae 3.50% 2040	7,883	7,551
Fannie Mae 3.50% 2040	2,971	2,846
Fannie Mae 4.00% 2040	14,791	14,817
Fannie Mae 4.00% 2040	8,000	8,014
Fannie Mae 4.00% 2040	6,881	6,900
Fannie Mae 4.50% 2040	36,028	37,339
Fannie Mae 4.50% 2040	2,912	3,018
Fannie Mae 4.50% 2040	1,529	1,585
Fannie Mae 6.00% 2040	6,962	7,645
Fannie Mae 3.50% 2041	27,616	26,452
Fannie Mae 3.50% 2041	21,929	21,004
Fannie Mae 3.50% 2041	9,922	9,504
Fannie Mae 4.00% 2041	21,928	21,966
Fannie Mae 4.00% 2041	18,000	18,031
Fannie Mae 4.00% 2041	7,901	7,915
Fannie Mae 4.50% 2041	27,829	28,844
Fannie Mae 4.50% 2041	27,429	28,428
Fannie Mae 4.50% 2041	21,616	22,403
Fannie Mae 4.50% 2041	10,000	10,348
Fannie Mae 5.50% 2041	12,000	12,977
Fannie Mae 6.00% 2041	1,555	1,708
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	532	591
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	134	157
Fannie Mae 7.00% 2047	834	928
Fannie Mae 7.00% 2047	671	748
Fannie Mae 7.00% 2047	29	32
Freddie Mac 5.00% 2018	745	800
Freddie Mac 5.00% 2023	1,660	1,789
Freddie Mac 6.00% 2026	6,136	6,760
Freddie Mac, Series T-041, Class 3-A, 7.054% 20325	635	728
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,882	4,322
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,038	4,417
Freddie Mac 5.00% 2038	13,266	14,091
Freddie Mac 5.445% 20385	166	178
Freddie Mac 6.50% 2038	2,164	2,441
Freddie Mac 5.00% 2040	11,428	12,158
Freddie Mac 4.00% 2041	26,729	26,754
Freddie Mac 4.00% 2041	4,954	4,958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,161	1,190
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.476% 20375	8,391	8,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	5,625	5,631
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	7,000	7,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20495	8,543	9,285
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,938	2,993
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20385	3,000	3,334
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,741
Fannie Mae 4.50% 2041	8,000	8,254
Fannie Mae 5.00% 2041	5,808	6,149
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 20445	10,000	10,850
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.802% (undated)5	9,100	9,805
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	3,125	3,347
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	2,125	2,302
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	1,875	2,018
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	7,019
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20445	2,250	2,449
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,252
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20455	5,000	5,166
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,019	1,018
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,097	1,107
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,505	2,525
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	477	486
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,714	4,807
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	4,996	4,783
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	2,949	3,011
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	371
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	388	391
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,790	2,889
Bank of America 5.50% 20123	2,240	2,325
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	1,480	1,564
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	1,095	1,101
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	956	978
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20445	385	385
		743,656

FINANCIALS — 1.60%
Realogy Corp., Letter of Credit, 3.223% 20165,7,8	1,088	979
Realogy Corp., Term Loan B, 4.518% 20165,7,8	11,034	9,930
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	14,685	15,673
Realogy Corp. 7.875% 20193	4,075	4,055
CIT Group Inc., Series A, 7.00% 20147	6,402	6,490
CIT Group Inc., Series A, 7.00% 2015	23,459	23,547
Springleaf Finance Corp., Term Loan B, 5.50% 20175,7,8	9,405	9,232
UBS AG 5.875% 2017	7,625	8,376
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	1,025	1,118
Westfield Group 5.70% 20163	3,700	4,099
Westfield Group 7.125% 20183	1,275	1,490
Bank of America Corp. 5.75% 2017	3,100	3,301
Bank of America Corp. 5.00% 2021	3,000	2,969
Kimco Realty Corp. 6.875% 2019	5,375	6,256
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,232
Developers Diversified Realty Corp. 9.625% 2016	2,645	3,195
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,834
Prologis, Inc. 7.375% 2019	5,055	5,773
Wells Fargo & Co. 3.676% 2016	1,500	1,543
Wells Fargo & Co. 4.60% 2021	4,000	4,030
Regions Financial Corp. 6.375% 2012	5,172	5,285
Morgan Stanley, Series F, 5.75% 2021	5,000	5,068
Goldman Sachs Group, Inc. 3.625% 2016	5,000	5,060
Société Générale 5.20% 20213	5,000	4,920
Hospitality Properties Trust 6.70% 2018	4,415	4,738
Simon Property Group, LP 5.875% 2017	1,500	1,701
Simon Property Group, LP 10.35% 2019	2,000	2,772
JPMorgan Chase & Co. 2.60% 2016	4,500	4,443
HBOS PLC 6.75% 20183	4,600	4,433
Barclays Bank PLC 2.50% 2013	1,875	1,910
Barclays Bank PLC 5.125% 2020	2,000	2,033
Monumental Global Funding III 0.478% 20143,5	4,000	3,870
HSBC Bank PLC 3.50% 20153	3,500	3,595
BNP Paribas 5.00% 2021	3,250	3,274
Standard Chartered PLC 3.85% 20153	3,000	3,108
Lazard Group LLC 7.125% 2015	2,585	2,911
Intesa Sanpaolo SpA 6.50% 20213	2,775	2,899
QBE Capital Funding III LP 7.25% 20413	1,750	1,759
Liberty Mutual Group Inc. 6.50% 20353	565	527
Korea Development Bank 5.30% 2013	100	105
		185,533

HEALTH CARE — 1.49%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	$7,930	8,287
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	15,525	16,398
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	1,900	2,002
VWR Funding, Inc., Series B, 10.25% 20155,9	14,719	15,455
Tenet Healthcare Corp. 7.375% 2013	12,855	13,369
Quintiles, Term Loan B, 5.00% 20185,7,8	12,070	12,015
PTS Acquisition Corp. 9.50% 20155,9	6,559	6,592
PTS Acquisition Corp. 9.75% 2017	€3,525	5,163
Bausch & Lomb Inc. 9.875% 2015	$10,975	11,688
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,342
Symbion Inc 8.00% 20163	7,300	7,172
Multiplan Inc. 9.875% 20183	6,105	6,517
inVentiv Health Inc. 10.00% 20183	6,675	6,341
Novartis Capital Corp. 2.90% 2015	6,000	6,248
Surgical Care Affiliates, Inc. 8.875% 20153,5,9	5,870	6,090
Surgical Care Affiliates, Inc. 10.00% 20173	135	140
Boston Scientific Corp. 6.25% 2015	4,165	4,652
Boston Scientific Corp. 6.00% 2020	500	542
Cardinal Health, Inc. 5.80% 2016	4,500	5,101
Pfizer Inc 4.45% 2012	4,500	4,629
Centene Corp. 5.75% 2017	3,795	3,733
Rotech Healthcare Inc. 10.50% 20183	3,725	3,613
Grifols Inc 8.25% 20183	3,260	3,415
Merge Healthcare Inc 11.75% 2015	2,735	2,940
Merge Healthcare Inc. 11.75% 20153	285	307
Vanguard Health Systems Inc. 0% 2016	4,675	3,103
Biogen Idec Inc. 6.00% 2013	2,560	2,740
Abbott Laboratories 5.125% 2019	2,400	2,645
HealthSouth Corp. 10.75% 2016	1,952	2,069
Endo Pharmaceuticals Holdings Inc. 7.00% 20193	1,155	1,190
ConvaTec Healthcare 10.50% 20183	590	614
HCA Inc. 9.25% 2016	200	213
		172,325

INDUSTRIALS — 1.14%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20145,7,8	1,329	1,122
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20145,7,8	22,763	19,212
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	3,535	3,571
CEVA Group PLC 8.375% 20173	2,025	2,058
CEVA Group PLC 11.50% 20183	12,155	12,854
Associated Materials, LLC 9.125% 20173	12,400	12,400
Ply Gem Industries, Inc. 13.125% 2014	2,280	2,405
Ply Gem Industries, Inc. 8.25% 20183	10,425	9,930
Nortek Inc. 10.00% 20183	4,800	4,824
Nortek Inc. 8.50% 20213	5,080	4,724
DAE Aviation Holdings, Inc. 11.25% 20153	6,150	6,427
US Investigations Services, Inc. 10.50% 20153	3,600	3,744
US Investigations Services, Inc. 11.75% 20163	1,735	1,830
General Electric Co. 5.25% 2017	4,500	4,992
Union Pacific Corp. 5.75% 2017	830	955
Union Pacific Corp. 5.70% 2018	3,205	3,655
RailAmerica, Inc. 9.25% 2017	4,089	4,508
Northwest Airlines, Inc., Term Loan B, 3.75% 20135,7,8	527	506
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	1,545	1,580
Northwest Airlines, Inc., Term Loan A, 2.00% 20185,7,8	1,808	1,646
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	679	687
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,215
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	1,988
Norfolk Southern Corp. 5.75% 2016	2,255	2,567
Norfolk Southern Corp. 5.75% 2018	1,075	1,219
Norfolk Southern Corp. 7.05% 2037	60	73
Koninklijke Philips Electronics NV 5.75% 2018	3,165	3,549
Atlas Copco AB 5.60% 20173	2,750	3,063
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	2,399	2,819
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,145	1,134
Navios Maritime Holdings Inc. 8.125% 20193	1,575	1,520
Euramax International, Inc. 9.50% 20163	2,595	2,530
Volvo Treasury AB 5.95% 20153	2,205	2,441
Ashtead Capital, Inc. 9.00% 20163	2,150	2,252
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	226	225
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	14	14
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,7	57	55
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	770	782
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	246	211
		132,287

TELECOMMUNICATION SERVICES — 1.02%
Sprint Capital Corp. 8.375% 2012	10,145	10,602
Nextel Communications, Inc., Series E, 6.875% 2013	3,770	3,812
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,500
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,789
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	8,395	9,035
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	4,770	5,134
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	7,055	7,408
Wind Acquisition SA 11.75% 20173	9,425	10,721
Wind Acquisition SA 7.375% 2018	€2,835	4,235
Cricket Communications, Inc. 10.00% 2015	$3,275	3,545
Cricket Communications, Inc. 7.75% 2016	7,865	8,376
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,9	5,591	5,786
Vodafone Group PLC, Term Loan B, 6.25% 20162,7,8,9	2,125	2,146
Trilogy International Partners, LLC, 10.25% 20163	7,550	7,701
LightSquared, Term Loan B, 12.00% 20147,8,9	7,840	7,565
AT&T Inc. 6.70% 2013	4,340	4,870
SBC Communications Inc. 5.10% 2014	1,125	1,237
Verizon Communications Inc. 5.50% 2017	4,125	4,639
Verizon Communications Inc. 6.00% 2041	1,000	1,048
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,311
Telecom Italia Capital SA 6.999% 2018	1,000	1,095
Telecom Italia Capital SA 7.175% 2019	2,000	2,212
American Tower Corp. 4.625% 2015	3,875	4,083
Telefónica Emisiones, SAU 3.729% 2015	925	943
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,060
		118,853

CONSUMER DISCRETIONARY — 0.94%
MGM Resorts International 6.75% 2012	13,265	13,398
MGM Resorts International 6.75% 2013	6,740	6,790
MGM Resorts International 5.875% 2014	10,460	10,107
Revel Entertainment, Term Loan B, 9.00% 20185,7,8	6,000	5,621
Revel Entertainment 12.00% 20182,4,9	6,950	6,171
Comcast Corp. 6.45% 2037	1,750	1,878
Comcast Corp. 6.95% 2037	5,125	5,804
Time Warner Cable Inc. 6.75% 2018	3,345	3,885
Time Warner Cable Inc. 8.75% 2019	180	230
Time Warner Cable Inc. 5.00% 2020	3,000	3,122
Allison Transmission Holdings, Inc. 11.00% 20153	5,625	6,019
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20185,7,8	5,285	5,220
Boyd Gaming Corp. 7.125% 2016	2,575	2,388
Boyd Gaming Corp. 9.125% 20183	2,135	2,183
Time Warner Inc. 5.875% 2016	2,760	3,158
Time Warner Inc. 6.25% 2041	1,000	1,042
Volkswagen International Finance NV 1.625% 20133	4,000	4,029
News America Inc. 6.15% 20413	4,000	3,976
Virgin Media Secured Finance PLC 5.25% 20213	3,525	3,761
Radio One, Inc., Term Loan B, 7.50% 20165,7,8	3,247	3,283
Staples, Inc. 9.75% 2014	2,500	2,978
Univision Communications Inc., Term Loan, 4.436% 20175,7,8	3,024	2,877
Michaels Stores, Inc. 0%/13.00% 201610	2,400	2,496
CityCenter Holdings, LLC 7.625% 20163	2,235	2,319
Toys “R” Us-Delaware, Inc. 7.375% 20163	2,190	2,223
PETCO Animal Supplies, Inc. 9.25% 20183	2,000	2,135
Thomson Reuters Corp. 5.95% 2013	1,575	1,724
Thomson Reuters Corp. 6.50% 2018	140	164
		108,981

INFORMATION TECHNOLOGY — 0.59%
First Data Corp. 9.875% 2015	2,489	2,539
First Data Corp. 9.875% 2015	197	203
First Data Corp. 10.55% 20159	1,736	1,761
First Data Corp. 11.25% 2016	2,790	2,762
First Data Corp. 7.375% 20193	600	607
First Data Corp. 8.25% 20213	5,234	5,155
First Data Corp. 12.625% 20213	5,691	6,118
First Data Corp. 8.75% 20223,5,9	10,810	10,621
Freescale Semiconductor, Inc. 9.125% 20145,9	3,562	3,744
Freescale Semiconductor, Inc. 10.125% 2016	15,847	17,135
Freescale Semiconductor, Inc. 10.125% 20183	4,100	4,571
NXP BV and NXP Funding LLC 9.50% 2015	4,440	4,718
NXP BV and NXP Funding LLC 9.75% 20183	7,460	8,393
Sanmina-SCI Corp. 8.125% 2016	430	449
		68,776

ENERGY — 0.45%
Petroplus Finance Ltd. 6.75% 20143	9,000	8,865
Petroplus Finance Ltd. 7.00% 20173	3,875	3,662
Petroplus Finance Ltd. 9.375% 20193	100	101
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,502
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,399
Kinder Morgan Energy Partners LP 6.00% 2017	5,120	5,781
Woodside Finance Ltd. 4.60% 20213	5,660	5,566
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,969
Cenovus Energy Inc. 4.50% 2014	4,000	4,344
Enterprise Products Operating LLC 5.20% 2020	3,500	3,697
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,418
Husky Energy Inc. 6.80% 2037	2,800	3,169
Williams Partners L.P. 4.125% 2020	3,000	2,885
		52,358

CONSUMER STAPLES — 0.30%
Rite Aid Corp. 9.75% 2016	7,750	8,593
Rite Aid Corp. 10.25% 2019	8,355	9,232
Rite Aid Corp. 8.00% 2020	3,830	4,146
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,500
British American Tobacco International Finance PLC 9.50% 20183	2,470	3,309
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,574
Delhaize Group 6.50% 2017	1,800	2,078
		34,432

UTILITIES — 0.23%
MidAmerican Energy Co. 5.95% 2017	1,375	1,594
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,426
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,694
Electricité de France SA 6.50% 20193	170	199
Electricité de France SA 6.95% 20393	4,000	4,694
CenterPoint Energy Resources Corp. 4.50% 20213	4,690	4,732
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,469
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,104
AES Corp. 7.375% 20213	1,875	1,905
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,7	919	985
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	995	982
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	58
		26,842

MATERIALS — 0.17%
Georgia Gulf Corp. 10.75% 2016	3,500	3,675
Georgia Gulf Corp. 9.00% 20173	7,450	7,972
International Paper Co. 7.30% 2039	2,005	2,188
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,929
Reynolds Group 8.50% 20163	1,650	1,728
Newpage Corp. 11.375% 2014	960	900
Consolidated Minerals Ltd. 8.875% 20163	760	750
		19,142

ASSET-BACKED OBLIGATIONS7 — 0.12%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,084
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.311% 20345	2,656	2,200
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,881
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	1,731	1,794
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.485% 20193,5	1,417	1,373
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,198	1,158
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	1,123	1,136
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	525
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 0.986% 20345	216	168
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	68	68
		13,387

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.09%
Polish Government 5.25% 2014	1,000	1,083
Polish Government 6.375% 2019	2,950	3,378
Croatian Government 6.75% 20193	3,000	3,245
Hungarian Government 6.25% 2020	2,625	2,785
		10,491

Total bonds, notes & other debt instruments (cost: $2,365,963,000)		2,447,170

Short-term securities — 4.97%

Freddie Mac 0.12%–0.175% due 8/1–10/31/2011	176,800	176,773
U.S. Treasury Bills 0.095%–0.19% due 7/14/2011–1/12/2012	88,000	87,988
Fannie Mae 0.10%–0.12% due 8/9–12/21/2011	59,400	59,388
Falcon Asset Securitization Co., LLC. 0.15% due 8/26/20113	18,000	17,996
Jupiter Securitization Co., LLC 0.17% due 8/15–9/26/20113	29,146	29,139
Federal Home Loan Bank 0.125%–0.135% due 12/14–12/28/2011	38,400	38,377
Medtronic Inc. 0.17% due 8/12/20113	35,800	35,795
Variable Funding Capital Company LLC 0.19% due 7/14/20113	30,000	29,998
United Technologies Corp. 0.04% due 7/1/20113	28,100	28,100
Straight-A Funding LLC 0.19% due 7/25/20113	25,000	24,996
Johnson & Johnson 0.16%–0.20% due 8/30–10/4/20113	24,200	24,194
eBay Inc. 0.15% due 7/20/20113	12,600	12,599
Coca-Cola Co. 0.14% due 8/8/20113	11,300	11,299

Total short-term securities (cost: $576,580,000)		576,642

Total investment securities (cost: $9,550,714,000)		11,606,243
Other assets less liabilities		(9,679)

Net assets		$11,596,564
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $735,325,000, which represented 6.34% of the net assets of the fund. This amount includes $714,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $554,181,000, which represented 4.78% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011	$6,787	$6,171	.05%
Atrium Corp.	4/30/2010	48	48	.00
Total restricted securities		$6,835	$6,219	.05%

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $106,384,000, which represented .92% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 48.18%	Shares	Value (000)

INDUSTRIALS — 6.86%
Siemens AG1	3,980	$546
General Electric Co.	23,100	436
Atlas Copco AB, Class B1	13,940	328
Keppel Corp. Ltd.1	35,000	317
Deere & Co.	3,000	247
Cummins Inc.	2,250	233
KONE Oyj, Class B1	2,920	183
Union Pacific Corp.	1,500	157
Komatsu Ltd.1	5,000	156
Noble Group Ltd.1	94,000	151
Geberit AG1	550	130
CCR SA, ordinary nominative	4,100	122
		3,006

INFORMATION TECHNOLOGY — 5.81%
Taiwan Semiconductor Manufacturing Co. Ltd.1	200,000	506
Oracle Corp.	12,420	409
Canon, Inc.1	8,500	405
Texas Instruments Inc.	7,500	246
KLA-Tencor Corp.	5,500	223
Apple Inc.2	490	165
Samsung Electronics Co. Ltd.1	200	155
Automatic Data Processing, Inc.	2,930	154
Google Inc., Class A2	300	152
Delta Electronics, Inc.1	35,000	129
		2,544

CONSUMER DISCRETIONARY — 5.72%
Home Depot, Inc.	14,430	523
Amazon.com, Inc.2	2,080	425
Daimler AG1	4,630	348
Thomson Reuters Corp.	7,600	285
McDonald’s Corp.	2,440	206
Comcast Corp., Class A	7,380	187
Industria de Diseño Textil, SA1	1,770	162
Eutelsat Communications1	2,850	128
SES SA, Class A (FDR)1	4,550	128
Hyundai Mobis Co., Ltd.1	310	116
		2,508

FINANCIALS — 5.49%
HCP, Inc.	8,470	311
Industrial and Commercial Bank of China Ltd., Class H1	352,000	269
Goldman Sachs Group, Inc.	1,600	213
Oversea-Chinese Banking Corp. Ltd.1	25,500	194
British Land Co. PLC1	17,200	168
Prudential PLC1	14,000	162
Standard Chartered PLC1	6,000	158
Bank of Nova Scotia	2,600	157
BNP Paribas SA1	2,010	155
Toronto-Dominion Bank	1,800	153
DnB NOR ASA1	9,800	136
ICICI Bank Ltd. (ADR)	2,600	128
Sumitomo Mitsui Financial Group, Inc.1	3,400	105
HSBC Holdings PLC (United Kingdom)1	9,700	96
		2,405

CONSUMER STAPLES — 5.35%
Nestlé SA1	9,930	617
Procter & Gamble Co.	8,600	547
Unilever PLC1	11,600	374
British American Tobacco PLC1	4,500	197
Costco Wholesale Corp.	2,350	191
SABMiller PLC1	4,600	168
CP ALL PCL1	88,300	128
Grupo Modelo, SAB de CV, Series C	20,200	122
		2,344

HEALTH CARE — 4.55%
Bristol-Myers Squibb Co.	22,010	638
Merck & Co., Inc.	17,140	605
Novartis AG1	3,250	199
Novo Nordisk A/S, Class B1	1,500	188
Baxter International Inc.	3,050	182
Bayer AG1	2,230	179
		1,991

TELECOMMUNICATION SERVICES — 4.42%
Verizon Communications Inc.	10,580	394
Total Access Communication PCL, nonvoting depository receipt1	200,000	357
América Móvil, SAB de CV, Series L	228,000	308
France Télécom SA1	12,730	271
AT&T Inc.	6,700	210
Portugal Telecom, SGPS, SA1	15,660	155
KT Corp.1	1,720	66
KT Corp. (ADR)	3,100	60
Koninklijke KPN NV1	8,030	117
		1,938

ENERGY — 4.34%
Royal Dutch Shell PLC, Class B1	14,230	508
Chevron Corp.	3,780	389
Penn West Petroleum Ltd.	14,450	334
Husky Energy Inc.	10,800	294
Spectra Energy Corp	7,840	215
TOTAL SA1	2,800	162
		1,902

MATERIALS — 3.82%
Nucor Corp.	6,000	247
E.I. du Pont de Nemours and Co.	4,250	230
Potash Corp. of Saskatchewan Inc.	4,000	228
Alcoa Inc.	13,000	206
MeadWestvaco Corp.	5,700	190
PT Semen Gresik (Persero) Tbk1	143,500	161
L’Air Liquide SA, non-registered shares1	1,070	153
Syngenta AG1	390	132
Formosa Chemicals & Fibre Corp.1	34,000	127
		1,674

UTILITIES — 1.82%
Power Assets Holdings Ltd.1	56,000	424
Cheung Kong Infrastructure Holdings Ltd.1	39,000	203
International Power PLC1	33,000	171
		798

Total common stocks (cost: $21,852,000)		21,110

	Principal amount
Bonds, notes & other debt instruments — 31.70%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 17.25%
German Government, Series 7, 4.00% 2018	€200	314
German Government 3.00% 2020	350	511
German Government, Series 9, 3.25% 2020	55	82
German Government 4.00% 2037	50	75
German Government, Series 8, 4.75% 2040	50	85
Japanese Government, Series 269, 1.30% 2015	¥5,000	64
Japanese Government, Series 296, 1.50% 2018	75,000	982
Swedish Government, Series 1049, 4.50% 2015	SKr3,200	545
Swedish Government, Series 1047, 5.00% 2020	650	120
Swedish Government, Series 3104, 3.50% 20283	267	60
United Mexican States Government, Series M10, 8.00% 2015	MXN1,000	92
United Mexican States Government, Series M10, 7.75% 2017	4,500	412
United Mexican States Government 3.50% 20173	456	41
United Mexican States Government, Series M30, 10.00% 2036	500	52
Polish Government, Series 0414, 5.75% 2014	PLN675	252
Polish Government, Series 1017, 5.25% 2017	500	181
Polish Government 5.125% 2021	$100	104
Singapore (Republic of) 2.875% 2015	$ S150	132
Singapore (Republic of) 3.75% 2016	425	391
Kingdom of Denmark 5.00% 2013	DKr1,000	208
Kingdom of Denmark 4.00% 2019	1,250	260
Netherlands Government Eurobond 3.25% 2015	€250	376
South Korean Government 5.25% 2015	KRW350,000	343
Malaysian Government, Series 0110, 3.835% 2015	MYR500	168
Malaysian Government, Series 0207, 3.814% 2017	200	67
Canadian Government 4.25% 2018	$ C200	228
Bermudan Government 5.603% 2020	$200	221
Hungarian Government, Series 14/C, 5.50% 2014	HUF10,000	53
Hungarian Government, Series 17/B, 6.75% 2017	14,600	78
Hungarian Government, Series 19/A, 6.50% 2019	15,000	77
United Kingdom 4.50% 2019	£50	89
United Kingdom 4.25% 2040	50	80
Norwegian Government 4.25% 2017	NKr750	148
Italian Government 4.50% 2019	€100	145
Israeli Government 4.50% 2015	ILS400	118
Israeli Government 5.00% 20153	64	21
Canada Housing Trust 3.35% 2020	$ C100	104
Province of Ontario, Series 1, 1.875% 2012	$100	102
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	70
Queensland Treasury Corp. 6.00% 2015	5	6
New South Wales Treasury Corp., Series 14, 5.50% 2014	50	54
Thai Government 5.25% 2014	€1,325	45
		7,556

CORPORATE BONDS & NOTES — 7.12%
FINANCIALS — 3.42%
JPMorgan Chase & Co. 4.40% 2020	$100	98
JPMorgan Chase & Co. 4.625% 2021	196	195
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	175	179
Wells Fargo & Co. 4.60% 2021	150	151
HSBC Bank PLC 3.50% 20154	125	128
Munich Re Finance BV 6.75% 20235	€80	121
Goldman Sachs Group, Inc. 7.50% 2019	$100	117
Westfield Group 6.75% 20194	50	57
WEA Finance LLC 4.625% 20214	45	44
Intesa Sanpaolo SpA 2.658% 20144,5	100	100
Prologis, Inc. 6.875% 2020	76	84
Standard Chartered Bank 5.875% 2017	€50	75
Barclays Bank PLC 6.00% 2018	50	72
Zurich Finance (USA), Inc., Series 6, 5.75% 20235	30	44
		1,497

ENERGY — 0.74%
TransCanada PipeLines Ltd. 5.05% 2014	$ C75	83
Gazprom OJSC 5.875% 2015	€50	77
Spectra Energy Partners, LP 2.95% 2016	$75	75
Kinder Morgan Energy Partners LP 3.50% 2016	50	51
Statoil ASA 3.125% 2017	40	40
		326

TELECOMMUNICATION SERVICES — 0.68%
Deutsche Telekom International Finance BV 6.00% 2017	€75	121
Koninklijke KPN NV 3.75% 2020	50	68
Telecom Italia Capital SA 7.175% 2019	$50	55
Verizon Communications Inc. 6.00% 2041	50	53
		297

MATERIALS — 0.52%
E.I. du Pont de Nemours and Co. 0.667% 20145	115	116
ArcelorMittal 5.25% 2020	65	64
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	50
		230

CONSUMER DISCRETIONARY — 0.45%
Time Warner Inc. 4.75% 2021	100	102
Time Warner Cable Inc. 4.125% 2021	100	97
		199

INFORMATION TECHNOLOGY — 0.38%
Cisco Systems, Inc. 0.499% 20145	100	100
First Data Corp. 7.375% 20194	65	66
		166

UTILITIES — 0.30%
Enersis SA 7.375% 2014	50	56
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20184	25	28
		130

HEALTH CARE — 0.25%
Roche Holdings Inc. 6.00% 20194	50	58
Novartis Capital Corp. 2.90% 2015	50	52
		110

CONSUMER STAPLES — 0.23%
Wal-Mart Stores, Inc. 2.80% 2016	50	51
PepsiCo, Inc. 2.50% 2016	50	51
		102

INDUSTRIALS — 0.15%
General Electric Capital Corp. 0.924% 20145	65	65

Total corporate bonds & notes		3,122

BONDS & NOTES OF U.S. GOVERNMENT — 3.81%
U.S. Treasury 3.875% 2013	400	423
U.S. Treasury 2.125% 2015	200	205
U.S. Treasury 1.50% 2016	70	69
U.S. Treasury 2.00% 2016	70	72
U.S. Treasury 4.50% 2016	200	226
U.S. Treasury 1.375% 20183	78	85
U.S. Treasury 3.50% 2018	100	107
U.S. Treasury 4.625% 2040	300	313
U.S. Treasury 4.75% 2041	160	170
		1,670

MORTGAGE-BACKED OBLIGATIONS6 — 3.52%
Fannie Mae 3.50% 2026	50	51
Fannie Mae 4.00% 2026	100	104
Fannie Mae 4.00% 2040	100	100
Fannie Mae 4.50% 2041	200	207
Fannie Mae 5.00% 2041	400	425
Fannie Mae 5.00% 2041	200	212
Fannie Mae 5.50% 2041	50	54
Fannie Mae 6.00% 2041	205	225
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016	€50	76
Dexia Municipal Agency 4.50% 2017	50	74
Nordea Hypotek AB 4.00% 2014	SKr100	16
		1,544

Total bonds, notes & other debt instruments (cost: $13,970,000)		13,892

Short-term securities — 23.37%

Fannie Mae 0.06%–0.14% due 7/21–12/14/2011	$2,010	2,009
Freddie Mac 0.09% due 9/6/2011	1,175	1,175
Société Générale North America, Inc. 0.04% due 7/1/2011	1,000	1,000
Svenska Handelsbanken Inc. 0.21% due 7/21/20114	800	800
Coca-Cola Co. 0.16% due 9/20/20114	800	800
Thunder Bay Funding, LLC 0.11% due 7/5/20114	750	750
McDonald’s Corp. 0.08% due 7/14/20114	700	700
PepsiCo Inc. 0.11% due 7/20/20114	700	700
KfW 0.11% due 8/9/20114	700	700
Caisse d’Amortissement de la Dette Sociale 0.15% due 8/19/20114	700	700
Nestlé Finance International Ltd. 0.12% due 8/24/2011	500	500
Jupiter Securitization Co., LLC 0.13% due 7/1/20114	404	404

Total short-term securities (cost: $10,238,000)		10,238

Total investment securities (cost: $46,060,000)		45,240
Other assets less liabilities		(1,426)

Net assets		$43,814

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,388,000, which represented 23.71% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,035,000, which represented 13.77% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
S$ = Singapore dollars
THB = Thai baht

Bond FundSM
Investment portfolio

June 30, 2011
unaudited

Bonds, notes & other debt instruments — 93.93%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 33.69%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	$5,000	$5,038
Fannie Mae 5.00% 2023	1,381	1,484
Fannie Mae 5.50% 2023	5,746	6,233
Fannie Mae 4.00% 2024	20,454	21,363
Fannie Mae 4.00% 2024	2,609	2,724
Fannie Mae 3.50% 2025	36,408	37,138
Fannie Mae 3.50% 2025	28,359	28,928
Fannie Mae 3.50% 2025	22,031	22,473
Fannie Mae 3.50% 2025	19,283	19,670
Fannie Mae 3.50% 2025	13,661	13,935
Fannie Mae 3.50% 2025	5,930	6,048
Fannie Mae 3.50% 2025	4,538	4,629
Fannie Mae 3.50% 2025	3,008	3,069
Fannie Mae 3.50% 2025	2,948	3,013
Fannie Mae 3.50% 2025	2,897	2,955
Fannie Mae 3.50% 2025	2,135	2,177
Fannie Mae 3.50% 2025	1,311	1,337
Fannie Mae 4.00% 2025	9,300	9,710
Fannie Mae 4.50% 2025	2,570	2,730
Fannie Mae, Series 2001-4, Class GA, 9.863% 20252	51	59
Fannie Mae 3.50% 2026	32,209	32,855
Fannie Mae 3.50% 2026	30,268	30,875
Fannie Mae 3.50% 2026	16,516	16,853
Fannie Mae 3.50% 2026	15,604	15,922
Fannie Mae 3.50% 2026	15,555	15,872
Fannie Mae 3.50% 2026	9,761	9,957
Fannie Mae 3.50% 2026	6,841	6,980
Fannie Mae 3.50% 2026	6,784	6,922
Fannie Mae 3.50% 2026	5,849	5,968
Fannie Mae 3.50% 2026	3,740	3,815
Fannie Mae 6.00% 2026	1,627	1,798
Fannie Mae 5.50% 2027	1,693	1,842
Fannie Mae 6.00% 2027	3,838	4,229
Fannie Mae 6.00% 2028	1,730	1,904
Fannie Mae 5.50% 2036	1,887	2,048
Fannie Mae 6.00% 2036	9,599	10,580
Fannie Mae 6.00% 2036	3,391	3,739
Fannie Mae 5.50% 2037	7,755	8,402
Fannie Mae 5.50% 2037	6,529	7,082
Fannie Mae 5.50% 2037	4,490	4,870
Fannie Mae 5.765% 20372	4,406	4,751
Fannie Mae 5.99% 20372	2,913	3,081
Fannie Mae 6.00% 2037	27,653	30,429
Fannie Mae 6.00% 2037	22,454	24,708
Fannie Mae 6.00% 2037	5,736	6,312
Fannie Mae 6.00% 2037	5,474	6,024
Fannie Mae 6.00% 2037	5,180	5,700
Fannie Mae 6.00% 2037	1,759	1,939
Fannie Mae 6.00% 2037	1,710	1,865
Fannie Mae 6.00% 2037	1,400	1,543
Fannie Mae 6.00% 2037	1,114	1,226
Fannie Mae 6.00% 2037	1,022	1,127
Fannie Mae 5.354% 20382	887	942
Fannie Mae 5.50% 2038	36,923	40,005
Fannie Mae 5.50% 2038	11,102	12,029
Fannie Mae 5.50% 2038	10,912	11,808
Fannie Mae 5.50% 2038	10,618	11,504
Fannie Mae 5.50% 2038	8,146	8,819
Fannie Mae 5.50% 2038	5,170	5,604
Fannie Mae 6.00% 2038	36,441	40,039
Fannie Mae 6.00% 2038	24,820	27,283
Fannie Mae 6.00% 2038	18,617	20,486
Fannie Mae 6.00% 2038	14,491	15,946
Fannie Mae 6.00% 2038	12,218	13,444
Fannie Mae 6.00% 2038	9,334	10,272
Fannie Mae 6.00% 2038	7,662	8,426
Fannie Mae 6.00% 2038	7,653	8,422
Fannie Mae 6.00% 2038	6,219	6,838
Fannie Mae 6.00% 2038	2,303	2,532
Fannie Mae 3.553% 20392	8,147	8,539
Fannie Mae 3.601% 20392	6,782	7,121
Fannie Mae 3.676% 20392	602	632
Fannie Mae 3.757% 20392	5,365	5,622
Fannie Mae 3.827% 20392	693	730
Fannie Mae 3.847% 20392	865	912
Fannie Mae 3.903% 20392	1,780	1,868
Fannie Mae 3.942% 20392	2,929	3,088
Fannie Mae 3.959% 20392	764	805
Fannie Mae 5.00% 2039	34,993	37,246
Fannie Mae 5.00% 2039	24,629	26,215
Fannie Mae 5.00% 2039	22,739	24,202
Fannie Mae 5.50% 2039	12,138	13,140
Fannie Mae 6.00% 2039	1,115	1,225
Fannie Mae 6.00% 2039	924	1,016
Fannie Mae 4.00% 2040	44,637	44,714
Fannie Mae 4.00% 2040	41,538	41,609
Fannie Mae 4.00% 2040	36,104	36,166
Fannie Mae 4.00% 2040	20,797	20,833
Fannie Mae 4.00% 2040	17,574	17,621
Fannie Mae 4.00% 2040	14,707	14,733
Fannie Mae 4.00% 2040	7,996	8,010
Fannie Mae 4.00% 2040	5,219	5,228
Fannie Mae 4.00% 2040	2,711	2,718
Fannie Mae 4.50% 2040	39,744	41,190
Fannie Mae 4.50% 2040	23,914	24,784
Fannie Mae 4.50% 2040	15,693	16,264
Fannie Mae 4.50% 2040	14,690	15,255
Fannie Mae 4.50% 2040	4,984	5,166
Fannie Mae 5.00% 2040	27,543	29,325
Fannie Mae 5.00% 2040	1,792	1,908
Fannie Mae 4.00% 2041	78,198	78,332
Fannie Mae 4.00% 2041	73,418	73,544
Fannie Mae 4.00% 2041	62,000	62,019
Fannie Mae 4.00% 2041	60,798	60,902
Fannie Mae 4.00% 2041	54,480	54,574
Fannie Mae 4.00% 2041	50,451	50,538
Fannie Mae 4.00% 2041	49,287	49,372
Fannie Mae 4.00% 2041	41,385	41,456
Fannie Mae 4.00% 2041	41,000	41,071
Fannie Mae 4.00% 2041	39,031	39,098
Fannie Mae 4.00% 2041	35,397	35,458
Fannie Mae 4.00% 2041	31,822	31,886
Fannie Mae 4.00% 2041	30,726	30,779
Fannie Mae 4.00% 2041	28,481	28,530
Fannie Mae 4.00% 2041	20,476	20,512
Fannie Mae 4.00% 2041	18,868	18,901
Fannie Mae 4.00% 2041	15,681	15,708
Fannie Mae 4.00% 2041	13,193	13,216
Fannie Mae 4.00% 2041	12,239	12,260
Fannie Mae 4.00% 2041	10,006	10,021
Fannie Mae 4.00% 2041	9,539	9,565
Fannie Mae 4.00% 2041	7,901	7,915
Fannie Mae 4.00% 2041	6,645	6,656
Fannie Mae 4.00% 2041	6,145	6,161
Fannie Mae 4.00% 2041	4,652	4,660
Fannie Mae 4.00% 2041	3,243	3,249
Fannie Mae 4.00% 2041	2,325	2,329
Fannie Mae 4.50% 2041	149,750	154,500
Fannie Mae 4.50% 2041	47,130	48,940
Fannie Mae 4.50% 2041	36,894	38,239
Fannie Mae 4.50% 2041	35,541	36,837
Fannie Mae 4.50% 2041	30,264	31,368
Fannie Mae 4.50% 2041	27,095	28,136
Fannie Mae 4.50% 2041	25,071	26,034
Fannie Mae 4.50% 2041	24,902	25,859
Fannie Mae 4.50% 2041	24,438	25,328
Fannie Mae 4.50% 2041	22,072	22,877
Fannie Mae 4.50% 2041	18,942	19,670
Fannie Mae 4.50% 2041	18,846	19,534
Fannie Mae 4.50% 2041	17,791	18,440
Fannie Mae 4.50% 2041	16,316	16,911
Fannie Mae 4.50% 2041	16,000	16,557
Fannie Mae 4.50% 2041	14,902	15,439
Fannie Mae 4.50% 2041	14,322	14,843
Fannie Mae 4.50% 2041	13,916	14,424
Fannie Mae 4.50% 2041	13,402	13,927
Fannie Mae 4.50% 2041	8,956	9,307
Fannie Mae 4.50% 2041	8,134	8,446
Fannie Mae 4.50% 2041	5,684	5,891
Fannie Mae 5.00% 2041	87,330	92,461
Fannie Mae 5.00% 2041	75,000	79,699
Fannie Mae 5.00% 2041	18,426	19,641
Fannie Mae 5.00% 2041	15,129	16,184
Fannie Mae 5.00% 2041	10,388	11,114
Fannie Mae 5.50% 2041	54,520	58,958
Fannie Mae 6.00% 2041	18,600	20,434
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	80	89
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	61	67
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	97	114
Fannie Mae, Series 2002-W1, Class 2A, 7.172% 20422	101	116
Freddie Mac, Series K702, Class A2, 3.154% 20182	13,000	12,960
Freddie Mac 4.50% 2025	34,511	36,594
Freddie Mac 4.50% 2025	16,910	17,931
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,115	1,232
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,081	1,731
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,741	1,488
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,028	5,536
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,527	3,851
Freddie Mac 5.686% 20372	1,927	2,054
Freddie Mac 5.00% 2038	173	185
Freddie Mac 5.00% 2038	6	6
Freddie Mac 3.716% 20392	909	953
Freddie Mac 3.887% 20392	2,839	2,977
Freddie Mac 3.155% 20402	7,215	7,475
Freddie Mac 4.50% 2041	22,006	22,838
Freddie Mac 4.50% 2041	14,614	15,123
Freddie Mac 4.50% 2041	9,165	9,485
Freddie Mac 4.50% 2041	5,985	6,194
Freddie Mac 4.50% 2041	3,387	3,505
Freddie Mac 5.00% 2041	28,856	30,745
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.476% 20372	2,797	2,868
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.067% 20452	14,267	15,817
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	16,631
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492	29,630	32,202
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,990	2,028
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20382	20,045	22,280
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	35,149	37,753
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,799
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	43,334	46,889
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,503	1,515
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,010
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,603	1,634
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,249
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.85% 20392	1,225	1,336
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	5,056	5,271
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442	12,635	13,753
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	15,805	17,132
Government National Mortgage Assn. 3.50% 2025	5,104	5,290
Government National Mortgage Assn. 3.50% 2025	2,392	2,479
Government National Mortgage Assn. 3.50% 2025	1,928	1,998
Government National Mortgage Assn. 4.50% 2040	6,073	6,407
Government National Mortgage Assn. 3.50% 2041	15,097	14,677
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	24,057
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,560	20,052
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	12,893
Nykredit 4.00% 2035	DKr53,796	9,921
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	$2,000	2,157
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,305
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,685
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	2,000	2,068
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.863% 20392	3,160	3,355
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,590
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,095
Bank of America 5.50% 20123	7,000	7,265
Royal Bank of Canada 3.125% 20153	6,840	7,157
Barclays Bank PLC 4.00% 2019	€4,700	6,858
Compagnie de Financement Foncier 2.125% 20133	$6,400	6,498
Swedish Government, Series 124, 4.00% 2012	SKr34,000	5,417
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.512% 20442	$1,000	1,089
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20452	3,000	3,100
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	3,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,507	1,506
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	745
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,260	1,287
Northern Rock PLC 5.625% 20173	3,000	3,165
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)2	2,500	2,758
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,941	2,051
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.306% 20462	1,782	1,771
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,414	1,442
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 20332	823	827
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	41	41
		3,493,275

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 29.70%
U.S. Treasury 4.625% 2011	55,000	55,421
U.S. Treasury 1.00% 2012	164,105	165,121
U.S. Treasury 1.00% 2012	130,500	131,374
U.S. Treasury 4.50% 2012	60,000	61,942
U.S. Treasury 4.875% 2012	50,000	51,477
U.S. Treasury 1.125% 2013	141,643	143,485
U.S. Treasury 1.75% 2013	35,000	35,827
U.S. Treasury 1.875% 20135	30,607	32,577
U.S. Treasury 2.00% 2013	115,925	119,802
U.S. Treasury 3.125% 2013	15,000	15,847
U.S. Treasury 4.25% 2013	15,000	16,287
U.S. Treasury 1.25% 2014	94,036	95,425
U.S. Treasury 1.75% 2014	53,885	55,386
U.S. Treasury 1.25% 2015	36,000	35,771
U.S. Treasury 1.625% 20155	29,440	31,979
U.S. Treasury 1.875% 20155	17,340	19,128
U.S. Treasury 2.125% 2015	68,500	70,325
U.S. Treasury 4.00% 2015	10,000	11,023
U.S. Treasury 1.75% 2016	59,020	59,114
U.S. Treasury 2.00% 2016	162,425	165,604
U.S. Treasury 2.375% 2016	75,000	77,605
U.S. Treasury 4.625% 2016	40,000	45,658
U.S. Treasury 5.125% 2016	55,500	64,508
U.S. Treasury 7.50% 2016	113,250	146,155
U.S. Treasury 1.875% 2017	16,750	16,380
U.S. Treasury 2.50% 2017	64,250	65,485
U.S. Treasury 4.625% 2017	89,250	101,839
U.S. Treasury 8.75% 2017	75,000	102,987
U.S. Treasury 3.50% 2018	18,750	20,120
U.S. Treasury 3.50% 2020	12,495	13,046
U.S. Treasury 8.75% 2020	40,000	58,644
U.S. Treasury 1.125% 20215	12,849	13,361
U.S. Treasury 3.125% 2021	33,270	33,179
U.S. Treasury 3.625% 2021	57,065	59,509
U.S. Treasury 6.125% 2027	25,000	31,622
U.S. Treasury 4.25% 2039	139,351	136,748
U.S. Treasury 4.375% 2039	25,000	25,014
U.S. Treasury 4.50% 2039	40,000	40,899
U.S. Treasury 3.875% 2040	59,000	54,023
U.S. Treasury 4.625% 2040	125,500	130,845
Freddie Mac 5.25% 2011	15,250	15,289
Freddie Mac 2.125% 2012	50,000	50,994
Freddie Mac 5.75% 2012	40,000	41,207
Freddie Mac 1.625% 2013	30,000	30,616
Freddie Mac 2.50% 2014	30,000	31,307
Freddie Mac 5.00% 2014	10,000	11,185
Freddie Mac 5.50% 2016	2,920	3,403
Federal Home Loan Bank 1.75% 2012	44,000	44,719
Federal Home Loan Bank 2.25% 2012	20,000	20,318
Federal Home Loan Bank 3.625% 2013	25,000	26,665
Federal Home Loan Bank 4.00% 2013	30,000	32,157
Fannie Mae 1.00% 2013	25,000	25,188
Fannie Mae 4.625% 2013	6,700	7,152
Fannie Mae 2.50% 2014	6,250	6,528
Fannie Mae 3.00% 2014	8,500	9,000
Fannie Mae 5.375% 2016	2,080	2,415
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497% 20122	15,000	15,057
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,217
CoBank ACB 7.875% 20183	9,260	10,561
CoBank ACB 0.847% 20222,3	14,990	13,439
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,191
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,161
Tennessee Valley Authority 5.25% 2039	10,500	11,113
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,138
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,158
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,478
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,234
		3,079,432

FINANCIALS — 7.44%
JPMorgan Chase & Co. 2.05% 2014	3,450	3,478
JPMorgan Chase & Co. 3.40% 2015	14,000	14,386
JPMorgan Chase & Co. 3.15% 2016	6,750	6,799
JPMorgan Chase & Co. 3.45% 2016	26,115	26,630
JPMorgan Chase & Co. 4.625% 2021	17,630	17,522
Morgan Stanley 3.80% 2016	11,280	11,161
Morgan Stanley, Series F, 5.625% 2019	8,850	9,096
Morgan Stanley, Series F, 5.75% 2021	23,200	23,517
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,809
Westfield Group 5.40% 20123	$7,800	8,199
Westfield Group 7.50% 20143	1,265	1,459
Westfield Group 5.70% 20163	6,860	7,599
Westfield Group 7.125% 20183	8,885	10,384
WEA Finance LLC 4.625% 20213	7,620	7,409
HBOS PLC 6.75% 20183	26,715	25,743
HBOS PLC 4.375% 20192	€965	1,285
Lloyds TSB Bank PLC 6.375% 2021	$8,750	9,126
HBOS PLC 6.00% 20333	2,500	1,911
Goldman Sachs Group, Inc. 3.625% 2016	13,910	14,076
Goldman Sachs Group, Inc. 7.50% 2019	15,000	17,479
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,004
Standard Chartered PLC 3.85% 20153	15,175	15,723
Standard Chartered PLC 3.20% 20163	9,165	9,087
Standard Chartered Bank 6.40% 20173	7,890	8,798
Société Générale 5.75% 20163	6,450	6,451
Société Générale 5.20% 20213	27,550	27,107
Prologis, Inc. 7.625% 2014	11,000	12,539
Prologis, Inc. 6.625% 2018	13,385	14,819
Prologis, Inc. 7.375% 2019	4,615	5,271
Citigroup Inc. 4.587% 2015	8,850	9,316
Citigroup Inc. 4.75% 2015	15,750	16,671
Citigroup Inc. 8.50% 2019	5,000	6,218
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,398
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,720
Royal Bank of Scotland Group PLC 4.375% 2016	11,720	11,835
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,492
Royal Bank of Scotland PLC 6.934% 2018	€3,445	4,902
Royal Bank of Scotland Group PLC 6.99% (undated)2,3	$400	362
Bank of America Corp. 5.00% 2021	30,245	29,935
HSBC Bank PLC 3.50% 20153	5,000	5,135
HSBC Finance Corp. 0.684% 20162	8,900	8,447
HSBC Bank USA, NA 4.875% 2020	6,530	6,441
HSBC Bank PLC 4.75% 20213	9,830	9,865
Wells Fargo & Co. 3.676% 2016	17,295	17,788
Wells Fargo & Co. 4.60% 2021	9,740	9,813
UBS AG 2.25% 2014	4,400	4,449
UBS AG 5.875% 2017	2,500	2,746
UBS AG 5.75% 2018	9,015	9,788
UBS AG 4.875% 2020	8,520	8,633
Kimco Realty Corp. 6.00% 2012	500	529
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,078
Kimco Realty Corp., Series C, 4.82% 2014	3,780	4,040
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,204
Kimco Realty Corp. 5.70% 2017	3,000	3,329
Kimco Realty Corp. 4.30% 2018	5,740	5,878
Kimco Realty Corp. 6.875% 2019	3,500	4,073
Intesa Sanpaolo SpA 6.50% 20213	18,315	19,135
Simon Property Group, LP 4.20% 2015	2,430	2,587
Simon Property Group, LP 5.875% 2017	2,500	2,835
Simon Property Group, LP 10.35% 2019	7,580	10,507
Korea Development Bank 5.30% 2013	5,500	5,796
Korea Development Bank 8.00% 2014	8,750	9,978
UniCredito Italiano SpA 6.00% 20173	14,750	14,193
MetLife Capital Trust IV 7.875% 20672,3	2,505	2,630
MetLife Capital Trust X 9.25% 20682,3	9,300	11,393
BNP Paribas 5.00% 2021	13,520	13,619
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,164
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,202
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	5,444
CIT Group Inc., Series A, 7.00% 20141	965	979
CIT Group Inc., Term Loan 3, 6.25% 20151,2,6	2,901	2,923
CIT Group Inc., Series A, 7.00% 2015	5,952	5,975
CIT Group Inc., Series A, 7.00% 2016	2,000	1,995
CNA Financial Corp. 5.85% 2014	625	678
CNA Financial Corp. 6.50% 2016	3,750	4,190
CNA Financial Corp. 7.35% 2019	1,800	2,055
CNA Financial Corp. 7.25% 2023	3,000	3,326
Hospitality Properties Trust 5.125% 2015	765	806
Hospitality Properties Trust 6.30% 2016	300	328
Hospitality Properties Trust 5.625% 2017	3,835	3,970
Hospitality Properties Trust 6.70% 2018	3,530	3,789
BBVA Bancomer SA 4.50% 20163	6,850	7,004
BBVA Bancomer SA 6.50% 20213	1,075	1,102
Rouse Co. 7.20% 2012	2,360	2,469
Rouse Co. 6.75% 20133	4,500	4,674
UDR, Inc. 5.00% 2012	1,000	1,017
UDR, Inc., Series A, 5.25% 2015	5,400	5,789
Developers Diversified Realty Corp. 5.50% 2015	847	903
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,855
Developers Diversified Realty Corp. 7.50% 2017	860	975
ERP Operating LP 6.625% 2012	2,000	2,079
ERP Operating LP 5.25% 2014	3,000	3,289
Realogy Corp., Letter of Credit, 3.223% 20161,2,6	371	334
Realogy Corp., Term Loan B, 4.518% 20161,2,6	3,024	2,722
Realogy Corp. 7.875% 20193	2,250	2,239
Zions Bancorporation 5.65% 2014	5,000	5,175
Barclays Bank PLC 5.125% 2020	5,000	5,083
PNC Funding Corp. 0.473% 20142	5,000	4,972
Standard Life PLC 6.375% 20222	€3,350	4,879
Assicurazioni Generali SpA. 6.90% 20222	3,300	4,857
Commerzbank AG, Series 774, 7.75% 2021	2,800	4,095
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	$2,675	2,775
Host Hotels & Resorts LP 5.875% 20193	1,025	1,031
ACE INA Holdings Inc. 5.875% 2014	1,080	1,208
ACE INA Holdings Inc. 2.60% 2015	2,580	2,594
RSA Insurance Group PLC 9.375% 20392	£1,275	2,447
RSA Insurance Group PLC 8.50% (undated)2	760	1,287
Nationwide Mutual Insurance Co. 5.81% 20242,3	$3,125	3,063
Nationwide Mutual Insurance Co. 7.875% 20333	515	554
Santander Issuances, SA Unipersonal 6.50% 20192,3	3,400	3,417
Lincoln National Corp. 5.65% 2012	3,250	3,407
Northern Trust Corp. 4.625% 2014	2,825	3,087
American Express Co. 6.15% 2017	2,500	2,853
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,367
Chubb Corp. 6.375% 20672	$2,250	2,340
Monumental Global Funding III 5.25% 20143	2,000	2,130
New York Life Global Funding 4.65% 20133	1,700	1,819
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,681
AXA SA 8.60% 2030	1,325	1,583
ACE Cash Express, Inc. 11.00% 20193	1,550	1,562
Prudential Holdings, LLC, Series C, 8.695% 20231,3	1,250	1,518
SLM Corp., Series A, 0.504% 20112	1,210	1,204
HSBK (Europe) BV 7.25% 20213	935	950
Community Choice Financial 10.75% 20193	850	867
International Lease Finance Corp. 5.00% 2012	600	611
Allstate Corp., Series B, 6.125% 20672	405	403
		771,719

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.58%
South Korean Government, Series 1303, 5.25% 2013	KRW 7,138,470	6,852
South Korean Government 4.25% 2014	18,760,000	17,729
South Korean Government 4.75% 2014	26,630,000	25,498
South Korean Government 5.00% 2014	10,060,000	9,722
South Korean Government 5.75% 2014	$4,800	5,309
South Korean Government 5.25% 2015	KRW10,100,000	9,911
United Mexican States Government Global 6.375% 2013	$1,260	1,364
United Mexican States Government, Series M10, 7.75% 2017	MXN317,000	28,988
United Mexican States Government Global 5.95% 2019	$9,090	10,476
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	5,105
United Mexican States Government, Series M30, 10.00% 2036	39,000	4,038
United Mexican States Government Global 6.05% 2040	$5,000	5,345
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,828
Malaysian Government, Series 509, 3.21% 2013	46,500	15,428
Malaysian Government, Series 3/03, 3.702% 2013	36,750	12,299
Malaysian Government, Series 204, 5.094% 2014	36,905	12,831
Malaysian Government, Series 0409, 3.741% 2015	18,875	6,337
Canadian Government 2.00% 2014	$ C45,245	47,020
Canadian Government 4.25% 20265	1,357	2,102
German Government 4.25% 2014	€5,900	9,158
German Government, Series 157, 2.25% 2015	23,250	33,987
German Government, Series 6, 3.75% 2017	2,140	3,315
German Government 3.75% 2019	1,030	1,596
Polish Government 3.875% 2015	$5,930	6,139
Polish Government, Series 1017, 5.25% 2017	PLN36,410	13,167
Polish Government 6.375% 2019	$23,515	26,925
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,634,870	8,716
Hungarian Government 6.00% 2019	€5,655	8,149
Hungarian Government 6.25% 2020	$16,815	17,841
Hungarian Government 6.375% 2021	2,110	2,237
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	29,986
French Government O.A.T. Eurobond 4.00% 2014	€19,480	29,866
Kingdom of Denmark 5.00% 2013	DKr39,575	8,249
Kingdom of Denmark 4.00% 2015	80,000	16,584
Croatian Government 6.75% 20193	$5,750	6,220
Croatian Government 6.75% 2019	2,000	2,163
Croatian Government 6.625% 2020	4,445	4,717
Croatian Government 6.625% 20203	3,065	3,253
Croatian Government 6.375% 20213	7,445	7,757
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	7,750	7,848
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,352
Japanese Government, Series 310, 1.00% 2020	¥751,300	9,322
Japanese Government 2.40% 2038	522,350	6,979
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	$14,275	14,514
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR53,060	7,964
South Africa (Republic of), Series R-203, 8.25% 2017	42,080	6,264
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$5,875	6,036
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,526
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	6,500	6,618
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,946
European Investment Bank 4.25% 2014	€3,070	4,730
European Investment Bank 6.125% 2017	$ A6,000	6,495
Province of Ontario, Series 1, 1.875% 2012	$10,000	10,184
Lithuania (Republic of) 6.75% 2015	3,190	3,533
Lithuania (Republic of) 6.125% 20213	5,830	6,209
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A3,970	4,402
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	5,128
Colombia (Republic of) Global 12.00% 2015	COP10,571,000	7,611
Colombia (Republic of) Global 7.75% 2021	2,500,000	1,612
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$8,800	7,970
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,000	7,500
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,413
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,270
KfW 1.35% 2014	¥564,000	7,197
France Government Agency-Guaranteed, Société Finance 2.875% 20143	$6,870	7,192
Bermudan Government 5.603% 2020	2,735	3,016
Bermudan Government 5.603% 20203	2,495	2,751
Russian Federation 7.50% 20301	4,325	5,114
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,863
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,696
Netherlands Government Eurobond 4.50% 2017	2,610	4,134
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,924
		682,520

CONSUMER DISCRETIONARY — 3.21%
Tele-Communications, Inc. 9.80% 2012	$2,000	2,104
Comcast Corp. 5.85% 2015	4,525	5,137
Comcast Corp. 6.30% 2017	1,880	2,182
Comcast Corp. 5.875% 2018	12,645	14,202
Comcast Corp. 5.50% 2029	£1,160	1,832
Comcast Corp. 6.95% 2037	$630	713
Comcast Corp. 6.40% 2038	7,140	7,644
Comcast Corp. 6.40% 2040	9,550	10,255
Time Warner Cable Inc. 5.40% 2012	2,000	2,091
Time Warner Cable Inc. 7.50% 2014	1,185	1,366
Time Warner Cable Inc. 8.25% 2014	7,925	9,223
Time Warner Cable Inc. 6.75% 2018	2,650	3,078
Time Warner Cable Inc. 8.25% 2019	3,495	4,365
Time Warner Cable Inc. 6.75% 2039	5,300	5,817
News America Holdings Inc. 9.25% 2013	2,500	2,812
News America Inc. 4.50% 20213	7,930	7,841
News America Inc. 6.15% 2037	1,000	1,016
News America Inc. 6.65% 2037	4,400	4,731
News America Inc. 6.15% 20413	7,250	7,206
NBC Universal, Inc. 5.15% 20203	15,500	16,396
NBC Universal, Inc. 6.40% 20403	2,800	3,020
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,731
Virgin Media Secured Finance PLC 6.50% 2018	2,750	3,028
Virgin Media Finance PLC 8.375% 20193	3,825	4,284
Virgin Media Secured Finance PLC 5.25% 20213	9,125	9,736
Time Warner Inc. 4.75% 2021	6,700	6,829
AOL Time Warner Inc. 7.625% 2031	1,750	2,105
Time Warner Inc. 6.50% 2036	2,730	2,920
Time Warner Inc. 6.20% 2040	5,450	5,602
Macy’s Retail Holdings, Inc. 8.125% 20152	13,610	16,213
Univision Communications Inc., Term Loan, 4.436% 20171,2,6	4,738	4,507
Univision Communications Inc. 6.875% 20193	3,000	2,985
Univision Communications Inc. 8.50% 20213	2,910	2,917
Lowe’s Companies, Inc. 4.625% 2020	8,500	9,061
Volkswagen International Finance NV 1.625% 20133	4,750	4,785
Volkswagen International Finance NV 4.00% 20203	4,200	4,205
MGM Resorts International 13.00% 2013	3,125	3,727
MGM Resorts International 5.875% 2014	3,200	3,092
MGM Resorts International 7.50% 2016	1,000	955
Home Depot, Inc. 4.40% 2021	7,500	7,551
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	3,000	3,315
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,959
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,070
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,305
Walt Disney Co. 5.50% 2019	5,000	5,741
Allison Transmission Holdings, Inc., Term Loan B, 2.94% 20141,2,6	4,390	4,308
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,311
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,6	1,434	1,413
Michaels Stores, Inc. 0%/13.00% 20167	1,000	1,040
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,6	486	484
Michaels Stores, Inc. 7.75% 20183	2,400	2,418
Marks and Spencer Group PLC 6.25% 20173	5,000	5,347
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,335
Boyd Gaming Corp. 6.75% 2014	1,000	996
Boyd Gaming Corp. 7.125% 2016	2,350	2,180
Boyd Gaming Corp. 9.125% 20183	2,100	2,147
Limited Brands, Inc. 8.50% 2019	1,421	1,627
Limited Brands, Inc. 7.00% 2020	175	185
Limited Brands, Inc. 6.625% 2021	3,320	3,411
Cinemark USA, Inc., Term Loan, 3.44% 20161,2,6	810	814
Cinemark USA, Inc. 8.625% 2019	4,000	4,400
J.C. Penney Co., Inc., Series A, 6.875% 2015	1,040	1,147
J.C. Penney Co., Inc. 5.75% 2018	3,200	3,264
J.C. Penney Co., Inc. 5.65% 2020	460	458
FCE Bank PLC 7.125% 2013	€3,000	4,514
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,6	$1,563	1,565
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	840
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	559
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,6	1,200	1,191
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	2,500	2,734
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,250	1,364
AMC Entertainment Inc. 8.75% 2019	3,750	3,975
Cox Communications, Inc. 5.45% 2014	3,500	3,904
DISH DBS Corp 7.875% 2019	700	759
DISH DBS Corp 6.75% 20213	2,775	2,858
Neiman Marcus Group, Inc. 10.375% 2015	550	580
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,6	2,975	2,938
Target Corp. 6.00% 2018	3,000	3,472
Staples, Inc. 9.75% 2014	2,250	2,680
Nara Cable Funding Ltd. 8.875% 2018	€1,025	1,483
ONO Finance II PLC 11.125% 2019	775	1,177
Needle Merger Sub Corp. 8.125% 20193	$2,500	2,531
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,327
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,294
Regal Cinemas Corp. 8.625% 2019	2,125	2,242
PETCO Animal Supplies, Inc. 9.25% 20183	2,000	2,135
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,961
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,6	1,446	1,447
Burlington Coat Factory Warehouse Corp. 10.00% 20193	475	473
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,874
MDC Holdings, Inc. 5.50% 2013	$1,750	1,842
Seminole Tribe of Florida 5.798% 20131,3	755	758
Seminole Tribe of Florida 7.804% 20201,3	1,100	1,082
Tenneco Inc. 6.875% 2020	1,700	1,738
CityCenter Holdings, LLC 7.625% 20163	1,000	1,037
UPC Germany GmbH 8.125% 20173	900	961
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	669
		332,903

INDUSTRIALS — 2.22%
Volvo Treasury AB 5.95% 20153	31,500	34,875
Volvo Treasury AB 5.00% 2017	€1,090	1,666
Burlington Northern Santa Fe LLC 7.00% 2014	$6,480	7,381
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,257
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,709
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	7,950
BNSF Funding Trust I 6.613% 20552	1,680	1,747
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,4,8	230	—
Continental Airlines, Inc. 8.75% 2011	2,000	2,045
United Air Lines, Inc., Term Loan B, 2.188% 20141,2,6	1,548	1,479
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	84	83
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	580	577
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,427	1,509
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,631	2,791
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	709	745
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,340	1,331
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	506
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,355	2,512
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,922	2,074
Norfolk Southern Corp. 5.75% 2016	5,270	6,000
Norfolk Southern Corp. 7.05% 2037	7,210	8,782
Union Pacific Corp. 5.125% 2014	2,300	2,513
Union Pacific Corp. 4.00% 2021	7,500	7,605
Union Pacific Corp. 4.163% 20223	3,801	3,771
Waste Management, Inc. 4.60% 2021	12,860	13,147
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	8,535	8,668
AMR Corp. 9.00% 2016	1,500	1,474
AMR Corp. 10.20% 2020	1,345	1,224
AMR Corp. 10.00% 2021	1,200	1,089
United Technologies Corp. 4.50% 2020	10,215	10,835
Canadian National Railway Co. 4.95% 2014	1,430	1,562
Canadian National Railway Co. 5.55% 2018	5,000	5,707
Northwest Airlines, Inc., Term Loan A, 2.00% 20181,2,6	7,695	7,003
Northrop Grumman Corp. 5.05% 2019	6,180	6,670
Ashtead Capital, Inc. 9.00% 20163	5,660	5,929
CSX Corp. 6.25% 2015	5,000	5,730
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,491
Republic Services, Inc. 5.00% 2020	5,000	5,294
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,849
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,6	312	263
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20141,2,6	5,205	4,393
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,539
ARAMARK Corp. 3.773% 20152	200	195
ARAMARK Corp. 8.50% 2015	2,175	2,270
ARAMARK Corp. 8.625% 20163,9	1,000	1,022
US Investigations Services, Inc. 11.75% 20163	3,010	3,176
Ply Gem Industries, Inc. 8.25% 20183	3,250	3,096
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,292
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	543
Atlas Copco AB 5.60% 20173	2,340	2,606
John Deere Capital Corp. 5.40% 2011	2,000	2,029
John Deere Capital Corp., Series D, 4.50% 2013	500	532
RailAmerica, Inc. 9.25% 2017	1,889	2,083
Esterline Technologies Corp. 7.00% 2020	1,830	1,926
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,910
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,792
Euramax International, Inc. 9.50% 20163	1,775	1,731
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,052
General Electric Capital Corp., Series A, 0.538% 20182	1,000	933
Florida East Coast Railway 8.125% 20173	800	830
Odebrecht Finance Ltd 6.00% 20233	500	499
TransDigm Inc. 7.75% 20183	210	222
		230,514

UTILITIES — 2.13%
Ohio Edison Co. 6.40% 2016	7,750	8,857
Cleveland Electric Illuminating Co. 8.875% 2018	13,920	17,866
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,472
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	4,512
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,557
Consumers Energy Co. 5.65% 2018	940	1,056
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	10,614
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,069
Public Service Co. of Colorado 5.80% 2018	7,860	9,019
Public Service Co. of Colorado 5.125% 2019	500	551
Public Service Co. of Colorado 3.20% 2020	9,860	9,373
Energy Resources Corp. 4.50% 20213	13,855	13,980
Progress Energy, Inc. 7.05% 2019	10,000	12,014
Midwest Generation, LLC, Series B, 8.56% 20161	1,943	2,011
Edison Mission Energy 7.00% 2017	2,050	1,671
Edison Mission Energy 7.20% 2019	5,250	4,200
Edison Mission Energy 7.625% 2027	4,500	3,330
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,386
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,716
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,544
Veolia Environnement 5.25% 2013	2,070	2,220
Veolia Environnement 6.00% 2018	4,000	4,521
Veolia Environnement 6.125% 2033	€1,775	2,767
Israel Electric Corp. Ltd. 7.70% 20183	$500	548
Israel Electric Corp. 7.25% 2019	7,750	8,523
Enel Finance International SA 3.875% 20143	5,695	5,881
ENEL SpA 5.625% 2027	€1,130	1,646
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	$2,850	3,093
Sierra Pacific Resources 6.75% 2017	2,500	2,573
NV Energy, Inc 6.25% 2020	1,500	1,582
E.ON International Finance BV 5.80% 20183	5,000	5,559
Niagara Mohawk Power 3.553% 20143	2,625	2,751
National Grid PLC 6.30% 2016	2,315	2,662
Duke Energy Indiana, Inc. 3.75% 2020	5,000	4,969
Iberdrola Finance Ireland 3.80% 20143	3,410	3,485
AES Corp. 8.00% 2020	2,000	2,140
AES Corp. 7.375% 20213	975	991
TXU, Term Loan, 4.768% 20171,2,6	3,749	2,940
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,756
PG&E Corp. 5.75% 2014	2,000	2,209
Intergen Power 9.00% 20173	1,000	1,062
		220,676

HEALTH CARE — 2.05%
Express Scripts Inc. 5.25% 2012	5,460	5,682
Express Scripts Inc. 6.25% 2014	2,020	2,276
Express Scripts Inc. 3.125% 2016	22,250	22,412
Roche Holdings Inc. 6.00% 20193	25,980	29,979
Novartis Capital Corp. 1.90% 2013	10,000	10,238
Novartis Securities Investment Ltd. 5.125% 2019	8,630	9,599
Biogen Idec Inc. 6.00% 2013	14,000	14,984
Pfizer Inc 6.20% 2019	8,930	10,462
Cardinal Health, Inc. 4.00% 2015	2,715	2,873
Cardinal Health, Inc. 5.80% 2016	1,235	1,400
Cardinal Health, Inc. 4.625% 2020	5,880	5,980
Boston Scientific Corp. 5.125% 2017	5,250	5,555
Boston Scientific Corp. 6.00% 2020	3,605	3,909
Sanofi-aventis SA 0.556% 20142	7,500	7,544
UnitedHealth Group Inc. 4.70% 2021	7,195	7,515
Quintiles Transnational 9.50% 20142,3,9	4,210	4,326
Quintiles, Term Loan B, 5.00% 20181,2,6	3,200	3,185
Schering-Plough Corp. 5.375% 2014	€3,955	6,191
PTS Acquisition Corp. 9.50% 20152,9	$6,062	6,092
VWR Funding, Inc., Series B, 10.25% 20152,9	5,732	6,018
McKesson Corp. 3.25% 2016	5,456	5,631
Abbott Laboratories 5.125% 2019	5,000	5,510
Johnson & Johnson 0.348% 20142	5,000	5,016
inVentiv Health Inc. 10.00% 20183	5,000	4,750
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,525	1,594
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,600	2,746
HCA Inc. 9.625% 20162,9	715	762
HCA Inc., Term Loan B2, 3.496% 20171,2,6	1,910	1,887
HCA Inc. 7.75% 20213	900	938
WellPoint, Inc. 5.25% 2016	3,000	3,349
Patheon Inc. 8.625% 20173	3,025	3,078
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,594
Tenet Healthcare Corp. 7.375% 2013	1,000	1,040
Tenet Healthcare Corp. 9.25% 2015	1,245	1,368
Grifols Inc 8.25% 20183	1,805	1,891
Centene Corp. 5.75% 2017	1,700	1,672
Symbion Inc 8.00% 20163	1,325	1,302
HealthSouth Corp. 10.75% 2016	898	952
Endo Pharmaceuticals Holdings Inc. 7.00% 20193	430	443
		212,743

ENERGY — 1.90%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,116
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,852
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,007
Kinder Morgan Energy Partners LP 6.00% 2017	380	429
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	18,276
Kinder Morgan Energy Partners LP 6.50% 2037	900	941
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,627
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,842
TransCanada PipeLines Ltd. 6.35% 20672	13,395	13,482
StatoilHydro ASA 2.90% 2014	3,110	3,265
Statoil ASA 3.125% 2017	5,000	5,051
StatoilHydro ASA 5.25% 2019	6,130	6,813
Chevron Corp. 4.95% 2019	12,230	13,688
Shell International Finance BV 4.00% 2014	4,860	5,236
Shell International Finance BV 3.10% 2015	7,500	7,846
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,478
Devon Energy Corp. 5.625% 2014	2,500	2,772
Devon Energy Corp. 6.30% 2019	5,905	6,955
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,093
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,365
Petrobras International 5.75% 2020	4,800	5,144
Petrobras International 6.875% 2040	2,240	2,396
Husky Energy Inc. 7.25% 2019	5,090	6,110
Petroplus Finance Ltd. 6.75% 20143	4,000	3,940
Petroplus Finance Ltd. 7.00% 20173	1,000	945
Petroplus Finance Ltd. 9.375% 20193	950	959
Woodside Finance Ltd. 4.60% 20213	5,570	5,477
Alpha Natural Resources, Inc. 6.00% 2019	2,750	2,757
Alpha Natural Resources, Inc. 6.25% 2021	775	783
Arch Coal, Inc. 7.00% 20193	3,400	3,408
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,681	1,836
Ras Laffan Liquefied Natural Gas II 5.298% 20201	1,009	1,080
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	2,400	2,544
Williams Companies, Inc. 8.75% 2032	1,777	2,266
Rockies Express Pipeline LLC 6.85% 20183	1,150	1,291
Laredo Petroleum, Inc. 9.50% 20193	725	767
		196,837

TELECOMMUNICATION SERVICES — 1.67%
Verizon Communications Inc. 7.375% 2013	5,000	5,688
Verizon Communications Inc. 5.55% 2014	2,900	3,198
Verizon Communications Inc. 5.50% 2017	3,450	3,880
Verizon Communications Inc. 8.50% 2018	1,000	1,300
Verizon Communications Inc. 8.75% 2018	3,750	4,886
Verizon Communications Inc. 4.60% 2021	17,550	18,143
Telecom Italia Capital SA 6.999% 2018	9,660	10,580
Telecom Italia Capital SA 7.175% 2019	1,890	2,090
Telecom Italia Capital SA 6.375% 2033	4,560	4,078
Telecom Italia SpA 7.75% 2033	€3,375	5,186
Telecom Italia Capital SA 7.20% 2036	$2,650	2,505
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,533
Deutsche Telekom International Finance BV 3.125% 20163	13,080	13,273
Deutsche Telekom International Finance BV 8.75% 2030	1,005	1,330
Koninklijke KPN NV 8.375% 2030	12,500	16,124
AT&T Inc. 7.30% 20112	1,850	1,895
AT&T Inc. 6.70% 2013	2,000	2,244
SBC Communications Inc. 5.10% 2014	2,700	2,969
AT&T Inc. 6.55% 2039	6,250	6,878
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,472
Nextel Communications, Inc., Series F, 5.95% 2014	195	196
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,608
France Télécom 4.375% 2014	1,530	1,658
France Télécom 2.125% 2015	6,520	6,515
American Tower Corp. 4.625% 2015	6,475	6,822
Wind Acquisition SA 11.75% 20173	4,550	5,176
Wind Acquisition SA 7.25% 20183	1,000	1,043
Telefónica Emisiones, SAU 4.375% 2016	€3,900	5,739
Singapore Telecommunications Ltd. 6.375% 20113	$5,000	5,120
Frontier Communications Corp. 7.875% 2015	1,175	1,281
Frontier Communications Corp. 8.25% 2017	3,250	3,551
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20153	3,100	3,336
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,6,9	3,050	3,081
LightSquared, Term Loan B, 12.00% 20141,6,9	3,111	3,002
Crown Castle International Corp. 9.00% 2015	1,450	1,580
Crown Castle International Corp. 7.125% 2019	1,000	1,058
Level 3 Escrow Inc. 8.125% 20193	2,000	2,015
Cricket Communications, Inc. 7.75% 2016	1,225	1,305
Sorenson Communications 10.50% 20153	1,025	694
		173,032

CONSUMER STAPLES — 1.28%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,347
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,764
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,044
Anheuser-Busch InBev NV 7.75% 2019	10,315	12,996
Kroger Co. 5.00% 2013	4,500	4,798
Kroger Co. 7.50% 2014	5,650	6,462
Kroger Co. 3.90% 2015	7,500	7,940
Kroger Co. 6.40% 2017	1,880	2,205
Coca-Cola Co. 1.50% 2015	8,110	7,971
Coca-Cola Co. 3.15% 2020	6,285	6,046
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,581
Tesco PLC 5.50% 20173	10,035	11,364
Tesco PLC 5.50% 2033	£330	531
Altria Group, Inc. 9.95% 2038	$3,200	4,509
Altria Group, Inc. 10.20% 2039	3,100	4,459
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,535
PepsiCo, Inc. 2.50% 2016	5,000	5,059
SUPERVALU INC. 7.50% 2012	585	605
Albertson’s, Inc. 7.25% 2013	1,790	1,839
SUPERVALU INC. 8.00% 2016	1,950	1,999
Constellation Brands, Inc. 7.25% 2017	4,000	4,370
Kraft Foods Inc. 2.625% 2013	2,555	2,630
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,482
Stater Bros. Holdings Inc. 7.375% 20183	500	521
Safeway Inc. 6.25% 2014	1,420	1,578
BFF International Ltd. 7.25% 20203	1,400	1,509
		133,144

INFORMATION TECHNOLOGY — 1.06%
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,648
Hewlett-Packard Co. 2.65% 2016	24,075	24,204
First Data Corp., Term Loan B2, 2.936% 20141,2,6	3,855	3,578
First Data Corp. 9.875% 2015	245	250
First Data Corp. 10.55% 20159	12	12
First Data Corp. 11.25% 2016	1,500	1,485
First Data Corp. 7.375% 20193	1,000	1,012
First Data Corp. 8.25% 20213	1,138	1,121
First Data Corp. 12.625% 20213	2,781	2,990
First Data Corp. 8.75% 20222,3,9	4,641	4,560
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,542
Freescale Semiconductor, Inc. 9.125% 20142,9	2,675	2,812
Freescale Semiconductor, Inc., Term Loan, 4.441% 20161,2,6	998	994
Freescale Semiconductor, Inc. 10.125% 2016	774	837
Freescale Semiconductor, Inc. 10.125% 20183	4,375	4,878
Cisco Systems, Inc. 4.45% 2020	7,500	7,817
International Business Machines Corp. 2.00% 2016	7,500	7,464
Jabil Circuit, Inc. 8.25% 2018	5,300	6,082
Oracle Corp. 6.50% 2038	5,000	5,817
National Semiconductor Corp. 6.15% 2012	4,500	4,692
Sanmina-SCI Corp. 2.997% 20142,3	3,275	3,267
Sanmina-SCI Corp. 8.125% 2016	1,010	1,054
KLA-Tencor Corp. 6.90% 2018	3,750	4,242
Advanced Micro Devices, Inc. 8.125% 2017	3,775	3,964
SunGard Data Systems Inc. 7.375% 2018	1,800	1,809
SunGard Data Systems Inc. 7.625% 2020	1,600	1,624
EH Holding Corp. 6.50% 20193	1,300	1,329
EH Holding Corp. 7.625% 20213	1,300	1,332
		110,416

MATERIALS — 0.55%
ArcelorMittal 3.75% 2016	4,865	4,925
ArcelorMittal 5.50% 2021	6,095	6,116
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,015
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,016
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,010
Ardagh Packaging Finance 7.375% 2017	€3,500	5,120
Nalco Co. 8.25% 2017	$1,150	1,262
Nalco Co. 6.625% 20193	3,250	3,348
Reynolds Group 8.50% 20163	3,425	3,588
Teck Resources Ltd. 3.15% 2017	2,880	2,885
Ball Corp. 7.125% 2016	1,705	1,867
Ball Corp. 5.75% 2021	835	839
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,219
Consolidated Minerals Ltd. 8.875% 20163	$2,165	2,138
POSCO 4.25% 20203	1,870	1,765
Packaging Dynamics Corp. 8.75% 20163	1,520	1,550
Fibria Overseas Finance Ltd. 6.75% 20213	800	842
		56,505

MUNICIPALS — 0.39%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	$13,450	15,593
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,241
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,817
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,203
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,729

State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	836	780
		40,363

ASSET-BACKED OBLIGATIONS1 — 0.06%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,951
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,693
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	1,178	1,179
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.286% 20372	1,648	123
		5,946

Total bonds, notes & other debt instruments (cost: $9,439,634,000)		9,740,025

Preferred securities — 0.27%

FINANCIALS — 0.26%
Catlin Insurance Ltd. 7.249%2,3	6,500	6,240
Wells Fargo & Co., Series K, 7.98%2	5,500	5,968
RBS Capital Trust II 6.425% noncumulative trust2,11	6,950	5,004
Lloyds Banking Group PLC 6.657% preference shares2,3,11	2,740	2,000
Barclays Bank PLC 7.434%2,3	1,750	1,798
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	1,100	1,306
QBE Capital Funding II LP 6.797%2,3	1,415	1,302
HVB Funding Trust III 9.00% 20313	1,299	1,273
BNP Paribas 7.195%2,3	1,300	1,268
AXA SA, Series B, 6.379%2,3	1,095	969
		27,128

MISCELLANEOUS — 0.01%
Other preferred securities in initial period of acquisition		1,035

Total preferred securities (cost: $22,774,000)		28,163

Common stocks — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.4,10,11	50,013	800
Adelphia Recovery Trust, Series ACC-14,11	2,409,545	1
Adelphia Recovery Trust, Series ACC-6B4,11	500,000	—

Total common stocks (cost: $1,032,000)		801

		Value
Rights & warrants — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		$278

Total rights & warrants (cost: $5,038,000)		278

	Principal amount
Short-term securities — 10.27%	(000)

Fannie Mae 0.09%–0.23% due 9/13/2011–3/1/2012	$432,040	431,853
Freddie Mac 0.11%–0.145% due 8/10/2011–2/7/2012	254,375	254,207
Procter & Gamble International Funding S.C.A. 0.08% due 7/12/20113	100,000	99,997
Coca-Cola Co. 0.19%–0.20% due 7/1–10/11/20113	90,500	90,479
Jupiter Securitization Co., LLC 0.19% due 7/25/20113	46,900	46,893
JPMorgan Chase & Co. 0.15% due 8/8/2011	13,600	13,597
Variable Funding Capital Company LLC 0.20% due 7/14/20113	43,670	43,667
Emerson Electric Co. 0.09% due 7/8/20113	23,900	23,899
Federal Home Loan Bank 0.29% due 11/14/2011	22,398	22,390
U.S. Treasury Bill 0.209% due 1/12/2012	10,500	10,495
Johnson & Johnson 0.25% due 10/31/20113	9,600	9,596
Hewlett-Packard Co. 0.09% due 7/18/20113	9,290	9,290
United Technologies Corp. 0.04% due 7/1/20113	4,700	4,700
Federal Farm Credit Banks 0.20% due 8/29/2011	4,000	4,000

Total short-term securities (cost: $1,064,984,000)		1,065,063

Total investment securities (cost: $10,533,462,000)		10,834,330
Other assets less liabilities		(464,174)

Net assets		$10,370,156

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,179,995,000, which represented 11.38% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,211,000, which represented .06% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $56,451,000, which represented .54% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,300	$9,542	.09%
American Media, Inc.	11/17/2010	838	800	.01
Total restricted securities		$8,138	$10,342	.10%

11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

A$ = Australian dollars
C$ = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

Global Bond FundSM
Investment portfolio

June 30, 2011
  unaudited

Bonds, notes & other debt instruments — 93.68%	Principal amount (000)	Value (000)

EUROS — 22.00%
German Government 4.25% 2014	€1,810	US$ 2,810
German Government, Series 157, 2.25% 2015	9,000	13,156
German Government, Series 5, 3.25% 2015	8,300	12,572
German Government, Series 4, 3.75% 2015	2,425	3,727
German Government, Series 6, 4.00% 2016	4,555	7,123
German Government, Series 6, 3.75% 2017	8,470	13,122
German Government 4.25% 2017	6,900	10,972
German Government, Series 7, 4.00% 2018	16,045	25,212
German Government, Series 8, 4.25% 2018	26,200	41,817
German Government 3.50% 2019	9,840	14,984
German Government 3.75% 2019	25,050	38,804
German Government, Series 9, 3.25% 2020	60,190	89,946
German Government 6.25% 2030	7,200	14,055
German Government, Series 03, 4.75% 2034	660	1,098
German Government 4.00% 2037	3,075	4,608
German Government, Series 8, 4.75% 2040	1,040	1,765
Italian Government 3.75% 2013	6,000	8,779
Italian Government 4.25% 2014	8,500	12,539
Italian Government 4.50% 2019	6,800	9,865
Netherlands Government Eurobond 4.25% 2013	2,500	3,803
Netherlands Government Eurobond 4.50% 2017	6,345	10,050
Netherlands Government Eurobond 5.50% 2028	4,000	7,044
Irish Government 5.00% 2013	5,000	6,409
Irish Government 4.00% 2014	1,300	1,515
Irish Government 5.90% 2019	1,500	1,503
Irish Government 5.00% 2020	5,500	5,116
French Government B.T.A.N. Eurobond 4.50% 2013	8,750	13,391
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	3,009
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	5,950	9,014
Barclays Bank PLC 4.00% 20191	3,450	5,034
Barclays Bank PLC 6.00% 2021	2,775	3,900
Royal Bank of Scotland PLC 6.934% 2018	4,950	7,044
Dexia Municipal Agency 4.50% 20171	4,250	6,297
Canadian Government 3.50% 2020	4,000	5,989
AT&T Inc. 6.125% 2015	2,100	3,377
HBOS PLC 4.375% 20192	155	206
Lloyds TSB Bank PLC 6.50% 2020	2,300	3,121
KfW 4.375% 2013	2,050	3,132
Merrill Lynch & Co., Inc. 4.625% 2018	2,075	2,811
Koninklijke KPN NV 3.75% 2020	2,000	2,724
RCI Banque 4.375% 2015	1,750	2,581
Commerzbank AG, Series 774, 7.75% 2021	1,700	2,486
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,470
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,320
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,241
Telecom Italia SpA 7.75% 2033	1,390	2,136
European Investment Bank 4.25% 2014	1,300	2,003
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	1,350	1,993
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,987
Munich Re Finance BV 6.75% 20232	1,145	1,726
Telefónica Emisiones, SAU 4.375% 2016	1,145	1,685
Deutsche Telekom International Finance BV 7.50% 2033	875	1,552
E.ON International Finance BV 5.25% 2015	950	1,498
Roche Holdings, Inc. 5.625% 2016	925	1,485
Assicurazioni Generali SpA. 6.90% 20222	990	1,457
Standard Life PLC 6.375% 20222	1,000	1,456
Hungarian Government 6.00% 2019	1,010	1,455
NGG Finance PLC 6.125% 2011	150	219
National Grid Transco PLC 5.00% 2018	725	1,123
Volvo Treasury AB 5.00% 2017	805	1,231
Novartis Finance SA, 4.25% 2016	750	1,153
FCE Bank PLC 7.125% 2013	700	1,053
Imperial Tobacco Finance PLC 8.375% 2016	600	1,028
Schering-Plough Corp. 5.375% 2014	645	1,010
Standard Chartered Bank 5.875% 2017	650	982
France Télécom 5.625% 2018	500	801
NXP BV and NXP Funding LLC 8.625% 2015	450	684
GlaxoSmithKline Capital PLC 5.125% 2012	400	604
CRH Finance BV 7.375% 20142	375	601
ENEL SpA 5.625% 2027	320	466
Anheuser-Busch InBev NV 8.625% 2017	250	458
Nara Cable Funding Ltd. 8.875% 2018	300	434
Veolia Environnement 6.125% 2033	250	390
Wind Acquisition SA 7.375% 2018	200	299
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	277
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	103
		476,890

JAPANESE YEN — 8.82%
Japanese Government, Series 238, 1.40% 2012	¥295,000	3,696
Japanese Government, Series 248, 0.70% 2013	820,000	10,278
Japanese Government, Series 264, 1.50% 2014	131,300	1,695
Japanese Government, Series 269, 1.30% 2015	3,595,300	46,258
Japanese Government, Series 284, 1.70% 2016	3,412,650	45,141
Japanese Government, Series 288, 1.70% 2017	215,000	2,852
Japanese Government, Series 296, 1.50% 2018	475,000	6,221
Japanese Government, Series 299, 1.30% 2019	2,387,750	30,812
Japanese Government, Series 310, 1.00% 2020	2,059,850	25,558
Japanese Government, Series 21, 2.30% 2035	1,111,400	14,623
Japanese Government 2.40% 2038	313,200	4,185
		191,319

SOUTH KOREAN WON — 3.85%
South Korean Government, Series 1303, 5.25% 2013	KRW19,003,710	18,241
South Korean Government, Series 1309, 5.75% 2013	13,550,000	13,200
South Korean Government 4.25% 2014	8,260,000	7,806
South Korean Government 4.75% 2014	10,360,000	9,920
South Korean Government 5.00% 2014	9,280,000	8,968
South Korean Government 5.25% 2015	2,820,000	2,767
South Korean Government 5.50% 2017	9,934,300	10,000
South Korean Government 5.75% 2018	12,150,000	12,476
		83,378

MALAYSIAN RINGGITS — 3.54%
Malaysian Government, Series 509, 3.21% 2013	MYR50,250	US$16,672
Malaysian Government, Series 3/03, 3.702% 2013	23,980	8,025
Malaysian Government, Series 204, 5.094% 2014	40,860	14,206
Malaysian Government, Series 0409, 3.741% 2015	21,805	7,321
Malaysian Government, Series 0207, 3.814% 2017	38,435	12,855
Malaysian Government, Series 0210, 4.012% 2017	47,405	15,961
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,704
		76,744

POLISH ZLOTY — 2.93%
Polish Government, Series 0414, 5.75% 2014	PLN90,450	33,741
Polish Government, Series 1017, 5.25% 2017	82,435	29,810
		63,551

MEXICAN PESOS — 2.23%
United Mexican States Government, Series MI10, 9.50% 2014	MXN 17,500	1,667
United Mexican States Government, Series M10, 8.00% 2015	100,000	9,161
United Mexican States Government, Series M10, 7.75% 2017	231,400	21,160
United Mexican States Government, Series M, 8.00% 2020	87,000	7,990
United Mexican States Government, Series M20, 10.00% 2024	6,800	717
United Mexican States Government, Series M30, 10.00% 2036	73,000	7,559
		48,254

BRITISH POUNDS — 2.18%
United Kingdom 3.25% 2011	£2,520	4,092
United Kingdom 2.75% 2015	3,000	4,998
United Kingdom 4.00% 2016	2,070	3,613
United Kingdom 3.75% 2019	5,120	8,587
United Kingdom 4.50% 2019	2,750	4,870
United Kingdom 3.75% 2020	2,550	4,215
United Kingdom 6.00% 2028	2,000	3,973
United Kingdom 4.75% 2030	1,000	1,723
United Kingdom 4.25% 2040	3,090	4,940
United Kingdom 4.25% 2046	370	595
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,592
RSA Insurance Group PLC 9.375% 20392	569	1,092
Time Warner Cable Inc. 5.75% 2031	625	985
France Télécom 5.00% 2016	500	859
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	828
Wal-Mart Stores, Inc. 5.625% 2034	100	169
Tesco PLC 5.50% 2033	100	161
		47,292

CANADIAN DOLLARS — 2.00%
Canadian Government 2.00% 2014	$ C15,505	16,113
Canadian Government 2.00% 2014	3,000	3,132
Canadian Government 4.50% 2015	4,340	4,914
Canadian Government 4.25% 2018	500	570
Canada Housing Trust 4.10% 2018	250	278
Canada Housing Trust 3.35% 2020	4,750	4,932
Province of Ontario, Series HC, 9.50% 2022	250	387
Province of Ontario 4.60% 2039	3,125	3,368
Province of Manitoba 4.25% 2018	2,750	3,038
Province de Québec 5.25% 2013	625	696
Province de Québec 9.375% 2023	250	386
Canadian Imperial Bank 5.00% 2012	1,000	1,077
Hydro One Inc. 5.49% 2040	750	841
Rogers Communications Inc. 5.80% 2016	625	708
Province of New Brunswick 6.75% 2017	500	624
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	540
Bank of Nova Scotia 5.04% 2013	250	273
Toronto-Dominion Bank 4.854% 2013	250	272
Wells Fargo & Co. 6.05% 2012	250	271
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	270
Thomson Reuters Corp. 5.70% 2015	150	172
Bank of Montreal 5.18% 2015	150	169
Royal Bank of Canada 5.20% 2012	150	162
TransCanada PipeLines Ltd. 5.05% 2014	125	138
		43,331

SWEDISH KRONOR — 1.48%
Swedish Government, Series 124, 4.00% 20121	SKr 18,000	2,868
Swedish Government, Series 1041, 6.75% 2014	41,010	7,264
Swedish Government, Series 1049, 4.50% 2015	128,900	21,954
		32,086

SINGAPORE DOLLARS — 1.44%
Singapore (Republic of) 3.75% 2016	$ S33,885	31,201

DANISH KRONER — 1.24%
Kingdom of Denmark 4.00% 2012	DKr41,000	8,231
Kingdom of Denmark 5.00% 2013	6,505	1,356
Kingdom of Denmark 4.00% 2015	64,000	13,267
Nykredit, Series 3D, 5.00% 20381	13,401	2,612
Nykredit 4.00% 20411	7,963	1,443
		26,909

ISRAELI SHEKELS — 0.77%
Israeli Government 4.50% 2015	ILS16,535	4,886
Israeli Government 5.50% 2017	38,610	11,782
		16,668

AUSTRALIAN DOLLARS — 0.77%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	13,306
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,269
European Investment Bank 6.125% 2017	1,000	1,082
		16,657

HUNGARIAN FORINTS — 0.71%
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,194,910	6,371
Hungarian Government, Series 15/A, 8.00% 2015	467,930	2,643
Hungarian Government, Series 17/B, 6.75% 2017	1,194,510	6,361
		15,375

COLOMBIAN PESOS — 0.70%
Colombia (Republic of) Global 12.00% 2015	COP20,154,000	14,510
Colombia (Republic of) Global 7.75% 2021	480,000	310
Colombia (Republic of) Global 9.85% 2027	580,000	421
		15,241

NORWEGIAN KRONER — 0.60%
Norwegian Government 5.00% 2015	NKr65,000	13,080

TURKISH LIRAS — 0.50%
Turkey (Republic of) 10.00% 2013	TRY13,000	US$ 8,154
Turkey (Republic of) 11.00% 2014	4,000	2,593
		10,747

INDONESIAN RUPIAH — 0.41%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,320,000	540
Indonesia (Republic of), Series 33, 12.50% 2013	10,958,000	1,412
Indonesia (Republic of), Series 20, 14.275% 2013	2,230,000	307
Indonesia (Republic of), Series 51, 11.25% 2014	21,368,000	2,804
Indonesia (Republic of), Series 55, 7.375% 2016	22,000,000	2,640
Indonesia (Republic of), Series 30, 10.75% 2016	8,460,000	1,146
		8,849

SOUTH AFRICAN RAND — 0.40%
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR29,210	4,384
South Africa (Republic of), Series R-203, 8.25% 2017	29,240	4,353
		8,737

PHILIPPINE PESOS — 0.27%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP207,000	5,007
Philippines (Republic of) 6.25% 2036	35,000	787
		5,794

THAI BAHT — 0.24%
Thai Government, Series 33, 5.375% 2011	THB 7,000	230
Thai Government 5.25% 2014	110,460	3,757
Thai Government 3.625% 2015	37,750	1,227
		5,214

BRAZILIAN REAIS — 0.09%
Brazil (Federal Republic of) 6.00% 20153	BRL2,043	1,287
Brazil (Federal Republic of) 10.00% 2017	1,000	580
		1,867

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,4	ARS344	56

U.S. DOLLARS — 36.51%
U.S. Treasury 0.75% 2011	US$ 3,095	3,103
U.S. Treasury 4.625% 2011	7,900	8,077
U.S. Treasury 1.00% 2012	31,000	31,208
U.S. Treasury 1.00% 2012	6,048	6,085
U.S. Treasury 4.875% 2012	8,000	8,236
U.S. Treasury 1.125% 2013	9,270	9,391
U.S. Treasury 2.00% 2013	4,760	4,919
U.S. Treasury 1.875% 20133	6,121	6,515
U.S. Treasury 2.75% 2013	9,000	9,451
U.S. Treasury 3.875% 2013	4,780	5,050
U.S. Treasury 1.25% 2014	12,990	13,182
U.S. Treasury 1.75% 2014	1,330	1,367
U.S. Treasury 1.875% 20153	1,445	1,594
U.S. Treasury 2.125% 2015	6,719	6,898
U.S. Treasury 1.75% 2016	9,470	9,485
U.S. Treasury 2.00% 2016	17,970	18,322
U.S. Treasury 3.00% 2016	205	217
U.S. Treasury 5.125% 2016	16,500	19,178
U.S. Treasury 7.50% 2016	9,400	12,131
U.S. Treasury 4.625% 2017	9,250	10,555
U.S. Treasury 8.875% 2017	16,000	22,241
U.S. Treasury 2.625% 2018	1,000	1,013
U.S. Treasury 3.125% 2021	6,630	6,612
U.S. Treasury 3.625% 2021	7,930	8,270
U.S. Treasury 6.00% 2026	2,000	2,491
U.S. Treasury 4.25% 2039	4,560	4,475
U.S. Treasury 4.375% 2039	2,000	2,001
U.S. Treasury 3.875% 2040	12,750	11,675
U.S. Treasury 4.375% 2040	3,000	2,999
U.S. Treasury 4.625% 2040	2,500	2,606
U.S. Treasury 4.75% 2041	1,500	1,594
Fannie Mae 4.00% 20241	1,918	2,003
Fannie Mae 3.50% 20251	7,667	7,821
Fannie Mae 3.50% 20251	4,824	4,920
Fannie Mae 3.50% 20251	2,912	2,971
Fannie Mae 4.00% 20251	1,660	1,734
Fannie Mae 3.50% 20261	970	990
Fannie Mae 3.50% 20261	139	142
Fannie Mae 5.00% 20351	1,272	1,356
Fannie Mae 6.00% 20361	360	397
Fannie Mae 6.00% 20361	119	132
Fannie Mae 6.50% 20361	1,006	1,139
Fannie Mae 5.765% 20371,2	1,247	1,345
Fannie Mae 6.00% 20371	215	237
Fannie Mae 6.00% 20371	205	226
Fannie Mae 6.00% 20371	145	160
Fannie Mae 6.00% 20371	116	127
Fannie Mae 6.00% 20371	92	101
Fannie Mae 6.00% 20371	84	93
Fannie Mae 5.354% 20381,2	447	474
Fannie Mae 6.00% 20381	7,666	8,428
Fannie Mae 6.00% 20381	2,300	2,531
Fannie Mae 6.00% 20381	1,605	1,766
Fannie Mae 6.00% 20381	769	849
Fannie Mae 6.00% 20381	631	695
Fannie Mae 6.00% 20381	491	540
Fannie Mae 6.00% 20381	190	209
Fannie Mae 3.553% 20391,2	39	41
Fannie Mae 3.757% 20391,2	391	409
Fannie Mae 3.827% 20391,2	10	11
Fannie Mae 3.847% 20391,2	11	12
Fannie Mae 3.903% 20391,2	190	199
Fannie Mae 3.942% 20391,2	306	323
Fannie Mae 3.959% 20391,2	11	11
Fannie Mae 6.00% 20391	135	148
Fannie Mae 3.50% 20401	1,478	1,416
Fannie Mae 3.50% 20401	991	949
Fannie Mae 4.00% 20401	10,151	10,168
Fannie Mae 4.00% 20401	4,915	4,928
Fannie Mae 4.00% 20401	3,210	3,216
Fannie Mae 4.00% 20401	2,556	2,560
Fannie Mae 4.00% 20401	2,160	2,166
Fannie Mae 4.00% 20401	296	296
Fannie Mae 4.50% 20401	3,494	3,621
Fannie Mae 4.50% 20401	2,097	2,173
Fannie Mae 4.50% 20401	1,865	1,933
Fannie Mae 4.50% 20401	1,836	1,903
Fannie Mae 5.00% 20401	2,429	2,586
Fannie Mae 5.00% 20401	2,001	2,130
Fannie Mae 3.50% 20411	4,000	3,831
Fannie Mae 3.50% 20411	997	955
Fannie Mae 4.00% 20411	11,402	11,422
Fannie Mae 4.00% 20411	9,089	9,105
Fannie Mae 4.00% 20411	4,719	4,727
Fannie Mae 4.00% 20411	2,700	2,705
Fannie Mae 4.00% 20411	1,277	1,280
Fannie Mae 4.00% 20411	793	795
Fannie Mae 4.00% 20411	300	301
Fannie Mae 4.50% 20411	15,250	15,734
Fannie Mae 4.50% 20411	5,983	6,201
Fannie Mae 5.00% 20411	702	743
Fannie Mae 5.50% 20411	1,000	1,081
JPMorgan Chase & Co. 2.05% 2014	600	605
JPMorgan Chase & Co. 2.60% 2016	1,500	1,481
JPMorgan Chase & Co. 3.15% 2016	1,500	1,511
JPMorgan Chase & Co. 3.45% 2016	2,835	2,891
JPMorgan Chase & Co. 4.625% 2021	2,470	2,455
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	58	51
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	421	370
Freddie Mac 6.00% 20371	1,041	1,144
Freddie Mac 6.00% 20371	133	146
Freddie Mac 4.908% 20381,2	300	321
Freddie Mac 6.00% 20381	92	101
Freddie Mac 3.716% 20391,2	12	13
Freddie Mac 6.50% 20391	2,951	3,328
Freddie Mac 4.00% 20411	1,980	1,982
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,150	1,204
Société Générale 5.75% 20165	960	960
Société Générale 5.20% 20215	5,300	5,215
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	636	648
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20381,2	900	1,000
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	4,500	4,833
UBS AG 2.25% 2014	800	809
UBS AG 5.875% 2017	1,875	2,060
UBS AG 5.75% 2018	1,930	2,095
UBS AG 4.875% 2020	1,395	1,414
Goldman Sachs Group, Inc. 3.625% 2016	2,700	2,732
Goldman Sachs Group, Inc. 7.50% 2019	2,500	2,913
Goldman Sachs Group, Inc. 6.25% 2041	270	273
Morgan Stanley 3.80% 2016	590	584
Morgan Stanley, Series F, 5.75% 2021	5,080	5,149
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.476% 20371,2	140	143
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.067% 20451,2	1,435	1,591
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20461,5	1,125	1,126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20461,5	2,500	2,543
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20491,2	285	310
HBOS PLC 6.75% 20185	4,150	3,999
Lloyds TSB Bank PLC 6.375% 2021	600	626
HBOS PLC 6.00% 20335	1,350	1,032
Standard Chartered PLC 3.85% 20155	1,670	1,730
Standard Chartered PLC 3.20% 20165	1,370	1,358
Standard Chartered Bank 6.40% 20175	2,000	2,230
Anheuser-Busch InBev NV 3.625% 2015	980	1,038
Anheuser-Busch InBev NV 6.875% 2019	290	353
Anheuser-Busch InBev NV 7.75% 2019	2,195	2,765
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,103
Comcast Corp. 5.30% 2014	750	823
Comcast Corp. 6.30% 2017	320	371
Comcast Corp. 5.875% 2018	1,760	1,977
Comcast Corp. 6.45% 2037	250	268
Comcast Corp. 6.95% 2037	820	929
Comcast Corp. 6.40% 2040	750	805
Verizon Communications Inc. 5.50% 2017	500	562
Verizon Communications Inc. 4.60% 2021	2,720	2,812
Verizon Communications Inc. 6.00% 2041	1,500	1,572
HSBC Bank PLC 3.50% 20155	1,000	1,027
HSBC Finance Corp. 0.684% 20162	2,800	2,658
HSBC Bank PLC 4.75% 20215	850	853
Westfield Group 5.40% 20125	465	489
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	170	185
Westfield Group 7.50% 20145	175	202
Westfield Group 5.70% 20165	640	709
Westfield Group 7.125% 20185	1,745	2,039
WEA Finance LLC 4.625% 20215	910	885
Croatian Government 6.75% 20195	2,000	2,163
Croatian Government 6.625% 20205	580	616
Croatian Government 6.625% 2020	450	478
Croatian Government 6.375% 20215	1,025	1,068
Hungarian Government 6.25% 2020	3,300	3,501
Hungarian Government 6.375% 2021	750	795
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	513
Bank of America Corp. 5.75% 2017	405	431
Bank of America Corp. 5.00% 2021	3,110	3,078
Intesa Sanpaolo SpA 6.50% 20215	3,665	3,829
Prologis, Inc. 7.625% 2014	600	684
Prologis, Inc. 6.625% 2018	830	919
Prologis, Inc. 7.375% 2019	1,870	2,136
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,176
Enbridge Energy Partners, LP 9.875% 2019	750	989
Enbridge Energy Partners, LP 5.20% 2020	460	489
Citigroup Inc. 4.587% 2015	1,075	1,132
Citigroup Inc. 4.75% 2015	2,250	2,382
Express Scripts Inc. 5.25% 2012	480	499
Express Scripts Inc. 3.125% 2016	2,955	2,977
BNP Paribas 5.00% 2021	3,430	3,455
Deutsche Telekom International Finance BV 5.875% 2013	810	887
Deutsche Telekom International Finance BV 3.125% 20165	2,295	2,329
Deutsche Telekom International Finance BV 8.75% 2030	100	132
Volvo Treasury AB 5.95% 20155	2,920	3,233
Korea Development Bank 5.30% 2013	1,350	1,423
Korea Development Bank 8.00% 2014	1,550	1,767
Wells Fargo & Co. 3.676% 2016	1,435	1,476
Wells Fargo & Co. 4.60% 2021	1,595	1,607
First Data Corp., Term Loan B2, 2.936% 20141,2,6	1,258	1,167
First Data Corp. 9.875% 2015	38	39
First Data Corp. 9.875% 2015	19	20
First Data Corp. 10.55% 20154	18	19
First Data Corp. 11.25% 2016	500	495
First Data Corp. 8.25% 20215	322	317
First Data Corp. 12.625% 20215	648	697
First Data Corp. 8.75% 20222,4,5	323	317
American Tower Corp. 7.00% 2017	2,700	3,058
British American Tobacco International Finance PLC 9.50% 20185	2,253	3,018
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	2,310	2,678
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	331
Lithuania (Republic of) 6.75% 2015	990	1,096
Lithuania (Republic of) 6.125% 20215	1,765	1,880
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	228
Kimco Realty Corp., Series C, 4.904% 2015	235	253
Kimco Realty Corp. 4.30% 2018	985	1,009
Kimco Realty Corp. 6.875% 2019	1,250	1,455
CIT Group Inc., Series A, 7.00% 20141	279	283
CIT Group Inc., Series A, 7.00% 2015	1,615	1,621
CIT Group Inc., Series A, 7.00% 2016	1,000	997
Developers Diversified Realty Corp. 5.50% 2015	735	784
Developers Diversified Realty Corp. 9.625% 2016	315	380
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,134
Developers Diversified Realty Corp. 7.875% 2020	395	454
CenterPoint Energy Resources Corp. 4.50% 20215	2,630	2,654
Telecom Italia Capital SA 6.999% 2018	500	548
Telecom Italia Capital SA 6.375% 2033	1,435	1,283
Telecom Italia Capital SA 7.20% 2036	710	671
Polish Government 6.375% 2019	2,175	2,490
Ford Motor Credit Co. 8.70% 2014	250	280
Ford Motor Credit Co. 8.00% 2016	850	958
Ford Motor Credit Co. 6.625% 2017	1,100	1,171
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20441,2	1,150	1,252
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,116
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	100	101
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	100
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,507
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.85% 20391,2	600	654
Virgin Media Finance PLC 9.125% 2016	275	290
Virgin Media Finance PLC 8.375% 20195	800	896
Virgin Media Secured Finance PLC 5.25% 20215	1,100	1,174
Veolia Environnement 5.25% 2013	1,980	2,124
Veolia Environnement 6.00% 2018	200	226
Progress Energy, Inc. 6.05% 2014	1,000	1,116
Progress Energy, Inc. 7.05% 2019	1,000	1,201
Edison Mission Energy 7.50% 2013	800	809
Midwest Generation, LLC, Series B, 8.56% 20161	60	62
Edison Mission Energy 7.00% 2017	350	285
Edison Mission Energy 7.20% 2019	1,325	1,060
Edison Mission Energy 7.625% 2027	125	92
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	633
Regions Financial Corp. 7.75% 2014	1,122	1,190
Regions Financial Corp. 5.20% 2015	400	386
Regions Financial Corp. 5.75% 2015	78	77
Nextel Communications, Inc., Series E, 6.875% 2013	175	177
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,631
Nextel Communications, Inc., Series D, 7.375% 2015	175	176
Sprint Capital Corp. 8.75% 2032	250	272
Roche Holdings Inc. 6.00% 20195	1,280	1,477
Roche Holdings Inc. 7.00% 20395	630	770
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20461,5	1,167	1,196
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20461,5	1,000	1,038
South Africa (Republic of) 5.50% 2020	2,030	2,228
Canadian National Railway Co. 4.95% 2014	2,005	2,190
Jackson National Life Global 5.375% 20135	1,990	2,131
PTT Exploration & Production Ltd 5.692% 20215	2,000	2,035
Time Warner Cable Inc. 6.75% 2018	815	946
Time Warner Cable Inc. 5.00% 2020	1,000	1,041
AES Corp. 7.75% 2015	850	912
AES Corp. 8.00% 2020	975	1,043
Realogy Corp., Letter of Credit, 3.223% 20161,2,6	2	2
Realogy Corp., Term Loan B, 4.518% 20161,2,6	13	12
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	1,275	1,361
Realogy Corp. 7.875% 20195	550	547
United Mexican States Government Global 5.95% 2019	1,660	1,913
Norfolk Southern Corp. 5.75% 2016	985	1,121
Norfolk Southern Corp. 5.90% 2019	670	769
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	550
Williams Partners L.P. 4.125% 2020	375	361
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	976
CMC Energy Corp. 6.55% 2017	900	1,013
CMS Energy Corp. 5.05% 2018	500	516
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	290
CMS Energy Corp. 8.75% 2019	50	61
HCA Inc. 6.375% 2015	1,290	1,322
HCA Inc. 9.25% 2016	510	544
Volkswagen International Finance NV 1.625% 20135	1,850	1,864
Boston Scientific Corp. 6.25% 2015	1,040	1,162
Boston Scientific Corp. 6.00% 2020	640	694
Woodside Finance Ltd. 4.60% 20215	1,885	1,854
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.863% 20391,2	80	85
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,234
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	535
Tennessee Valley Authority 5.25% 2039	1,750	1,852
US Investigations Services, Inc., Term Loan B, 2.997% 20151,2,6	206	203
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,6	834	839
US Investigations Services, Inc. 10.50% 20155	700	728
US Investigations Services, Inc. 11.75% 20165	45	47
Quintiles Transnational 9.50% 20142,4,5	550	565
Quintiles, Term Loan B, 5.00% 20181,2,6	1,200	1,195
Mandalay Resort Group 6.375% 2011	25	25
MGM Resorts International 6.75% 2013	25	25
MGM Resorts International 13.00% 2013	325	388
MGM Resorts International 5.875% 2014	750	725
MGM Resorts International 9.00% 2020	500	550
Santander Issuances, SA Unipersonal 6.50% 20192,5	1,700	1,709
Simon Property Group, LP 4.20% 2015	625	665
Simon Property Group, LP 10.35% 2019	750	1,040
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,703
Telefónica Emisiones, SAU 5.134% 2020	1,625	1,614
Turkey (Republic of) 5.625% 2021	1,530	1,606
Cinemark USA, Inc. 8.625% 2019	1,450	1,595
Boyd Gaming Corp. 6.75% 2014	525	523
Boyd Gaming Corp. 7.125% 2016	350	325
Boyd Gaming Corp. 9.125% 20185	700	716
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,562
TransDigm Inc. 7.75% 20185	1,480	1,561
Koninklijke KPN NV 8.375% 2030	1,200	1,548
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,6	30	25
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20141,2,6	477	403
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	409	413
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	413
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,4	351	277
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	25	28
Charter Communications, Inc. 13.50% 2016	513	607
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	521
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	185
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	125	136
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	925	996
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	350	377
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	75	79
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	860
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.802% (undated)1,2	545	587
Burlington Northern Santa Fe LLC 5.75% 2018	40	45
Burlington Northern Santa Fe LLC 4.70% 2019	370	393
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	994
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc. 8.75% 2019	1,150	1,219
AMC Entertainment Inc. 9.75% 20205	175	180
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,300	1,419
Wind Acquisition SA 11.75% 20175	825	938
Wind Acquisition SA 7.25% 20185	450	469
Univision Communications Inc., Term Loan, 4.436% 20171,2,6	61	58
Univision Communications Inc. 6.875% 20195	800	796
Univision Communications Inc. 8.50% 20215	540	541
Hanesbrands Inc., Series B, 3.77% 20142	640	639
Hanesbrands Inc. 8.00% 2016	700	751
Limited Brands, Inc. 7.00% 2020	1,290	1,364
FMG Resources 7.00% 20155	1,325	1,358
Esterline Technologies Corp. 6.625% 2017	645	671
Esterline Technologies Corp. 7.00% 2020	650	684
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	212
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,141
UniCredito Italiano SpA 6.00% 20175	500	481
HVB Funding Trust I 8.741% 20315	850	833
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	272
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,040
Crown Castle International Corp. 9.00% 2015	1,050	1,144
Crown Castle International Corp. 7.75% 20175	150	163
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20145	1,240	1,304
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	104
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	877
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	300	316
Albertson’s, Inc. 7.25% 2013	400	411
SUPERVALU INC. 8.00% 2016	705	723
Albertson’s, Inc. 8.00% 2031	190	163
Vodafone Group PLC, Term Loan, 6.875% 20151,4,6,7	880	911
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,6,7	375	379
MacDermid 9.50% 20175	1,225	1,280
BBVA Bancomer SA 4.50% 20165	1,250	1,278
Freescale Semiconductor, Inc. 9.125% 20142,4	315	331
Freescale Semiconductor, Inc. 10.125% 2016	500	541
Freescale Semiconductor, Inc. 9.25% 20185	375	406
Petrobras International 5.75% 2020	810	868
Petrobras International 6.875% 2040	380	406
Frontier Communications Corp. 8.25% 2017	300	328
Frontier Communications Corp. 8.50% 2020	850	931
QBE Capital Funding III LP 7.25% 20415	1,250	1,256
Husky Energy Inc. 7.25% 2019	1,040	1,248
Pfizer Inc 4.45% 2012	250	257
Pfizer Inc 6.20% 2019	840	984
Government National Mortgage Assn. 3.50% 20251	1,196	1,240
Kinder Morgan Energy Partners LP 6.00% 2017	140	158
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,054
Local T.V. Finance LLC, Term Loan B, 2.19% 20131,2,6	1,231	1,208
Michaels Stores, Inc. 0%/13.00% 20168	675	702
Michaels Stores, Inc. 7.75% 20185	500	504
Cricket Communications, Inc. 7.75% 2016	1,125	1,198
Ply Gem Industries, Inc. 8.25% 20185	1,250	1,191
Time Warner Inc. 4.75% 2021	740	754
Time Warner Inc. 6.50% 2036	240	257
Time Warner Inc. 6.25% 2041	170	177
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	878
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	303
Host Marriott, LP, Series O, 6.375% 2015	300	307
Host Hotels & Resorts LP 9.00% 2017	325	367
Host Hotels & Resorts LP 6.00% 2020	500	504
Kroger Co. 7.50% 2014	1,000	1,144
EchoStar DBS Corp 7.125% 2016	300	318
DISH DBS Corp 6.75% 20215	800	824
Union Pacific Corp. 5.70% 2018	200	228
Union Pacific Corp. 4.163% 20225	175	174
Union Pacific Corp. 6.15% 2037	650	714
Intergen Power 9.00% 20175	1,050	1,116
France Télécom 4.375% 2014	275	298
France Télécom 2.125% 2015	795	794
Shell International Finance BV 4.00% 2014	1,010	1,088
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	236
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	84
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,6	425	422
Toys “R” Us, Inc. 7.375% 2018	350	342
NXP BV and NXP Funding LLC 3.028% 20132	174	174
NXP BV and NXP Funding LLC 9.75% 20185	800	900
Cardinal Health, Inc. 4.625% 2020	1,050	1,068
Mohegan Tribal Gaming Authority 8.00% 2012	300	244
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	817
Needle Merger Sub Corp. 8.125% 20195	1,045	1,058
NBC Universal, Inc. 5.15% 20205	1,000	1,058
NV Energy, Inc 6.25% 2020	1,000	1,055
Nalco Co. 8.25% 2017	675	741
Nalco Co. 6.625% 20195	300	309
Petroplus Finance Ltd. 6.75% 20145	675	665
Petroplus Finance Ltd. 7.00% 20175	300	283
Petroplus Finance Ltd. 9.375% 20195	100	101
Georgia Gulf Corp. 9.00% 20175	975	1,043
NCL Corp. Ltd. 11.75% 2016	800	926
NCL Corp. Ltd. 9.50% 20185	100	107
Advanced Micro Devices, Inc. 8.125% 2017	975	1,024
Barclays Bank PLC 5.125% 2020	1,000	1,017
Royal Bank of Scotland Group PLC 4.375% 2016	565	571
Royal Bank of Scotland Group PLC 4.70% 2018	300	260
Royal Bank of Scotland Group PLC 6.99% (undated)2,5	200	181
Jaguar Land Rover PLC 7.75% 20185	1,000	1,010
News America Inc. 6.15% 20415	1,000	994
Unum Group 5.625% 2020	945	991
CEVA Group PLC 11.625% 20165	625	683
CEVA Group PLC 8.375% 20175	225	229
CEVA Group PLC 11.50% 20185	75	79
CONSOL Energy Inc. 8.00% 2017	750	821
CONSOL Energy Inc. 8.25% 2020	150	164
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	693
Navios Maritime Holdings Inc. 8.125% 20195	300	289
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	653
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	322
Hospitality Properties Trust 6.70% 2018	905	971
Hewlett-Packard Co. 2.65% 2016	960	965
Allison Transmission Holdings, Inc. 11.00% 20155	900	963
PTS Acquisition Corp. 9.50% 20152,4	958	962
Royal Caribbean Cruises Ltd. 11.875% 2015	775	959
United Air Lines, Inc., Term Loan B, 2.188% 20141,2,6	736	703
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	34	36
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	69
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	137	148
Smithfield Foods, Inc., Series B, 7.75% 2013	54	59
Smithfield Foods, Inc. 10.00% 2014	500	582
Smithfield Foods, Inc. 7.75% 2017	300	313
Associated Banc-Corp 5.125% 2016	900	940
Revel Entertainment, Term Loan B, 9.00% 20181,2,6	1,000	937
Stater Bros. Holdings Inc. 7.75% 2015	900	936
Bausch & Lomb Inc. 9.875% 2015	875	932
LightSquared, Term Loan B, 12.00% 20141,4,6	955	922
SunGard Data Systems Inc. 10.625% 2015	200	217
SunGard Data Systems Inc. 7.375% 2018	700	703
Brandywine Operating Partnership, LP 7.50% 2015	800	918
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	900	917
C&S Group Enterprises LLC 8.375% 20175	890	916
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	900	915
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	855	913
PETCO Animal Supplies, Inc. 9.25% 20185	850	907
Associated Materials, LLC 9.125% 20175	900	900
DAE Aviation Holdings, Inc. 11.25% 20155	861	900
Bermudan Government 5.603% 20205	800	882
Kansas City Southern Railway Co. 13.00% 2013	292	341
Kansas City Southern Railway Co. 8.00% 2015	500	539
Alpha Natural Resources, Inc. 6.00% 2019	500	501
Alpha Natural Resources, Inc. 6.25% 2021	375	379
Tenet Healthcare Corp. 7.375% 2013	690	718
Tenet Healthcare Corp. 9.25% 2015	145	159
VWR Funding, Inc., Series B, 10.25% 20152,4	819	860
Continental Resources Inc. 8.25% 2019	225	247
Continental Resources Inc. 7.375% 2020	75	80
Continental Resources Inc. 7.125% 2021	500	530
TXU, Term Loan, 3.69% 20141,2,6	215	182
TXU, Term Loan, 4.768% 20171,2,6	859	674
Concho Resources Inc. 8.625% 2017	400	438
Concho Resources Inc. 7.00% 2021	400	415
Accellent Inc. 8.375% 2017	800	831
Synovus Financial Corp. 5.125% 2017	912	831
ConvaTec Healthcare 10.50% 20185	790	822
Dollar General Corp. 10.625% 2015	104	110
Dollar General Corp. 11.875% 20172,4	618	708
Egypt (Arab Republic of) 5.75% 20205	325	328
Egypt (Arab Republic of) 6.875% 20405	500	484
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	805
Constellation Brands, Inc. 7.25% 2017	735	803
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	794
ARAMARK Corp. 8.50% 2015	755	788
CSC Holdings, Inc. 8.50% 2014	700	779
Public Service Co. of Colorado 3.20% 2020	815	775
South Korean Government 5.75% 2014	700	774
Devon Energy Corp. 6.30% 2019	650	766
Chevron Corp. 4.95% 2019	680	761
Tower Automotive Holdings 10.625% 20175	697	754
Radio One, Inc., Term Loan B, 7.50% 20161,2,6	738	746
Overseas Shipholding Group, Inc. 8.125% 2018	750	740
Electricité de France SA 6.95% 20395	625	733
H&E Equipment Services, Inc. 8.375% 2016	700	719
Staples, Inc. 9.75% 2014	600	715
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	714
Bon-Ton Department Stores, Inc. 10.25% 2014	700	703
Nortek Inc. 10.00% 20185	700	703
Ingles Markets, Inc. 8.875% 2017	650	699
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,6	698	699
Ashtead Capital, Inc. 9.00% 20165	650	681
ArcelorMittal 5.50% 2021	665	667
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	666
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)1,2	600	662
Enel Finance International SA 3.875% 20145	640	661
Serena Software, Inc. 10.375% 2016	625	659
International Paper Co. 7.30% 2039	600	655
GlaxoSmithKline Capital Inc. 4.85% 2013	600	645
Digicel Group Ltd. 12.00% 20145	100	117
Digicel Group Ltd. 12.00% 2014	100	117
Digicel Group Ltd. 8.875% 20155	400	411
Biogen Idec Inc. 6.00% 2013	600	642
Energy Transfer Partners, LP 7.50% 2020	600	639
Owens-Brockway Glass Container Inc. 7.375% 2016	575	628
Rockwood Specialties Group, Inc. 7.50% 2014	610	627
Arch Coal, Inc. 7.00% 20195	625	627
Symbion Inc 8.00% 20165	630	619
Forest Oil Corp. 7.25% 2019	600	615
LBI Escrow Corp 8.00% 20175	545	608
Teekay Corp. 8.50% 2020	575	597
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	560	586
Denbury Resources Inc. 9.75% 2016	500	561
J.C. Penney Co., Inc. 5.75% 2018	545	556
StatoilHydro ASA 5.25% 2019	500	556
Rite Aid Corp. 9.75% 2016	135	150
Rite Aid Corp. 8.00% 2020	375	406
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.512% 20441,2	500	545
RailAmerica, Inc. 9.25% 2017	480	529
Ardagh Packaging Finance 9.125% 20205	500	529
Dominican Republic 7.50% 2021(1)5	500	523
EH Holding Corp. 6.50% 20195	500	511
JMC Steel Group Inc. 8.25% 20185	500	510
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	507
Rouse Co. 5.375% 2013	500	504
Centene Corp. 5.75% 2017	500	492
Fox Acquisition LLC 13.375% 20165	435	483
NRG Energy, Inc. 7.375% 2017	450	473
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	451
Atlas Copco AB 5.60% 20175	400	446
Seneca Gaming Corp. 8.25% 20185	400	415
AstraZeneca PLC 5.40% 2012	380	402
ACE INA Holdings Inc. 2.60% 2015	365	367
POSCO 4.25% 20205	380	359
Neiman Marcus Group, Inc. 10.375% 2015	300	316
TransCanada PipeLines Ltd. 7.625% 2039	250	311
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,6	299	290
National Grid PLC 6.30% 2016	250	287
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	276
Thomson Reuters Corp. 5.95% 2013	250	274
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,5	250	268
AXA SA 8.60% 2030	220	263
CNA Financial Corp. 7.35% 2019	230	263
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	240	245
SLM Corp., Series A, 0.504% 20112	240	239
Rockies Express Pipeline LLC 6.85% 20185	200	225
International Lease Finance Corp. 5.00% 2012	195	198
McKesson Corp. 3.25% 2016	180	186
E.ON International Finance BV 6.65% 20385	150	171
General Electric Co. 5.00% 2013	150	159
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	156
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	127
Delhaize Group 6.50% 2017	100	115
Canadian Natural Resources Ltd. 5.70% 2017	100	114
SBC Communications Inc. 5.10% 2014	100	110
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	76
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	66	69
Tyson Foods, Inc. 6.85% 20162	40	44
Liberty Mutual Group Inc. 6.50% 20355	30	28
Scottish Power PLC 5.375% 2015	25	27
HealthSouth Corp. 10.75% 2016	25	27
Northwest Airlines, Inc., Term Loan B, 3.75% 20131,2,6	5	4
Northwest Airlines, Inc., Term Loan A, 2.00% 20181,2,6	8	7
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,4,6	7	7
		791,536

Total bonds, notes & other debt instruments (cost: $1,914,819,000)		2,030,776

	Shares or
Preferred securities — 0.08%	principal amount

U.S. DOLLARS — 0.08%
RBS Capital Trust II 6.425% noncumulative trust2,9	US$1,330,000	958
Citigroup Inc. 6.95% preferred	22,000	549
HVB Funding Trust III 9.00% 20315	US$300,000	294

Total preferred securities (cost: $1,502,000)		1,801

		Value
Common stocks — 0.01%	Shares	(000)

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.5,9	3,440	US$ 159
Cooper-Standard Holdings Inc.5,9	694	32
Hawaiian Telcom Holdco, Inc.9	239	6
Atrium Corp.7,9,10	2	—

Total common stocks (cost: $127,000)		197

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20175,7,9	289	8
Hawaiian Telcom Holdco, Inc., warrants, expire 20157,9	106	1

Total rights & warrants (cost: $30,000)		9

	Principal amount
Short-term securities — 5.58%	(000)

Nestlé Finance International Ltd. 0.12% due 8/24/2011	US$25,000	24,997
U.S. Treasury Bill 0.223% due 1/12/2012	21,600	21,590
Freddie Mac 0.24% due 7/27/2011	19,000	18,999
Variable Funding Capital Corp. 0.15% due 8/18/20115	18,700	18,696
Hewlett-Packard Co. 0.08% due 7/14/20115	10,000	10,000
Société Générale North America, Inc. 0.03% due 7/1/2011	9,800	9,800
Westpac Banking Corp. 0.20% due 8/25/20115	7,900	7,899
Falcon Asset Securitization Co., LLC 0.13% due 8/3/20115	5,900	5,899
Turkey (Republic of) 0% due 1/25/2012	TRY5,195	3,055

Total short-term securities (cost: $121,020,000)		120,935

Total investment securities (cost: $2,037,498,000)		2,153,718
Other assets less liabilities		14,138

Net assets		US$2,167,856

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government price index.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $160,139,000, which represented 7.39% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,769,000, which represented .64% of the net assets of the fund.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,299,000, which represented .06% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Security did not produce income during the last 12 months.

10Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) maybe subject to legal or contractual restrictions on resale.

High-Income Bond FundSM
Investment portfolio

June 30, 2011
unaudited

Bonds, notes & other debt instruments — 92.29%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.90%
MGM Resorts International 6.75% 2012	$7,085	$7,156
MGM Resorts International 6.75% 2013	10,820	10,901
MGM Resorts International 13.00% 2013	3,075	3,667
MGM Resorts International 5.875% 2014	10,830	10,465
MGM Resorts International 10.375% 2014	1,550	1,767
MGM Resorts International 6.625% 2015	3,050	2,875
MGM Resorts International 6.875% 2016	1,000	942
MGM Resorts International 7.50% 2016	4,450	4,250
MGM Resorts International 11.125% 2017	2,400	2,754
MGM Resorts International 9.00% 2020	2,300	2,530
Univision Communications Inc., Term Loan, 4.436% 20171,2,3	14,806	14,085
Univision Communications Inc. 6.875% 20194	3,000	2,985
Univision Communications Inc. 8.50% 20214	7,495	7,514
Virgin Media Finance PLC 9.125% 2016	9,175	9,680
Virgin Media Finance PLC, Series 1, 9.50% 2016	7,360	8,354
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,569
Virgin Media Finance PLC 8.375% 20194	2,175	2,436
Revel Entertainment, Term Loan B, 9.00% 20181,2,3	11,500	10,774
Revel Entertainment 12.00% 20185,6,7	10,500	9,323
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,025	2,116
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	1,050	1,160
Charter Communications, Inc. 13.50% 2016	2,006	2,372
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	625
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,391
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,070
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,441
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,3	956	942
Michaels Stores, Inc. 0%/13.00% 20168	7,750	8,060
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,3	324	323
Michaels Stores, Inc. 11.375% 2016	2,500	2,675
Michaels Stores, Inc. 7.75% 20184	5,250	5,289
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,481
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	11,540	11,398
Boyd Gaming Corp. 6.75% 2014	1,300	1,295
Boyd Gaming Corp. 7.125% 2016	6,630	6,149
Boyd Gaming Corp. 9.125% 20184	6,540	6,687
Cinemark USA, Inc., Term Loan, 3.44% 20161,2,3	405	407
Cinemark USA, Inc. 8.625% 2019	12,420	13,662
AMC Entertainment Inc. 8.00% 2014	700	705
AMC Entertainment Inc. 8.75% 2019	7,900	8,374
AMC Entertainment Inc. 9.75% 20204	3,875	3,982
Needle Merger Sub Corp. 8.125% 20194	11,960	12,109
Allison Transmission Holdings, Inc., Term Loan B, 2.94% 20141,2,3	3,025	2,969
Allison Transmission Holdings, Inc. 11.00% 20154	7,810	8,357
EchoStar DBS Corp 7.125% 2016	1,000	1,060
DISH DBS Corp 7.875% 2019	700	759
DISH DBS Corp 6.75% 20214	7,950	8,188
Royal Caribbean Cruises Ltd. 6.875% 2013	500	536
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,343
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	223	224
Toys “R” Us-Delaware, Inc. 7.375% 20164	1,875	1,903
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,045
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	140
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	4,175	4,145
Nara Cable Funding Ltd. 8.875% 2018	€5,650	8,173
ONO Finance II PLC 10.875% 20194	$150	160
ONO Finance II PLC 11.125% 2019	€700	1,063
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	$4,675	4,815
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,240
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,650
Regal Entertainment Group 9.125% 2018	3,550	3,692
Regal Cinemas Corp. 8.625% 2019	4,625	4,879
J.C. Penney Co., Inc., Series A, 6.875% 2015	2,809	3,097
J.C. Penney Co., Inc. 5.75% 2018	5,098	5,200
J.C. Penney Co., Inc. 5.65% 2020	155	154
Limited Brands, Inc. 5.25% 2014	220	231
Limited Brands, Inc. 8.50% 2019	1,905	2,181
Limited Brands, Inc. 7.00% 2020	2,048	2,166
Limited Brands, Inc. 6.625% 2021	3,560	3,658
CityCenter Holdings, LLC 7.625% 20164	4,345	4,508
CityCenter Holdings, LLC 11.50% 20174,6	3,500	3,624
Burger King Corp. 9.875% 2018	3,750	4,012
Burger King Corp 0%/11.00% 20194,8	4,800	2,796
Jaguar Land Rover PLC 7.75% 20184	3,300	3,333
Jaguar Land Rover PLC 8.125% 20214	3,270	3,311
Tower Automotive Holdings 10.625% 20174	6,001	6,496
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	5,670	6,188
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	4,940	4,943
Burlington Coat Factory Warehouse Corp. 10.00% 20194	1,250	1,244
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	6,040	6,107
Bon-Ton Department Stores, Inc. 10.25% 2014	5,975	6,005
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,365
Mohegan Tribal Gaming Authority 6.125% 2013	250	209
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,562
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	810
PETCO Animal Supplies, Inc. 9.25% 20184	4,975	5,311
Hanesbrands Inc., Series B, 3.77% 20141	2,470	2,467
Hanesbrands Inc. 8.00% 2016	1,025	1,099
Hanesbrands Inc. 6.375% 2020	1,500	1,462
CSC Holdings, Inc., Series B, 6.75% 2012	500	516
CSC Holdings, Inc. 8.50% 2014	2,200	2,447
CSC Holdings, Inc. 8.50% 2015	1,500	1,627
DineEquity, Inc. 9.50% 20184	3,900	4,251
Local T.V. Finance LLC, Term Loan B, 2.19% 20131,2,3	1,701	1,669
Local T.V. Finance LLC 9.25% 20151,4,6	2,267	2,281
LBI Media, Inc. 8.50% 20174	4,920	3,887
NCL Corp. Ltd. 11.75% 2016	2,650	3,067
NCL Corp. Ltd. 9.50% 20184	375	401
Vidéotron Ltée 6.875% 2014	1,120	1,138
Vidéotron Ltée 6.375% 2015	380	394
Quebecor Media Inc. 7.75% 2016	1,700	1,766
Cumulus Media Inc. 7.75% 20194	3,000	2,910
Marina District Finance 9.50% 20154	1,000	1,045
Marina District Finance 9.875% 20184	1,500	1,564
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,599
Fox Acquisition LLC 13.375% 20164	2,305	2,559
Allbritton Communications Co. 8.00% 2018	2,500	2,556
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,413
Gray Television, Inc. 10.50% 2015	2,175	2,273
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,358
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	643
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,874
UPC Germany GmbH 8.125% 20174	$500	534
UPC Germany GmbH 9.625% 2019	€800	1,265
FCE Bank PLC 7.125% 2013	1,000	1,505
Dollar General Corp. 10.625% 2015	$1,375	1,452
Meritage Corp. 7.731% 20174	1,500	1,387
Tenneco Inc. 6.875% 2020	1,200	1,227
Jarden Corp. 8.00% 2016	1,100	1,199
Chrysler Group, Term Loan B, 6.00% 20171,2,3	1,000	979
Seneca Gaming Corp. 8.25% 20184	900	934
Lamar Media Corp. 7.875% 2018	750	789
Macy’s Retail Holdings, Inc. 8.125% 20151	550	655
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,3	597	579
KAC Acquisition Corp. 8.00% 20262,4,6,7	106	—
		438,363

FINANCIALS — 12.87%
CIT Group Inc., Series A, 7.00% 20142	9,098	9,223
CIT Group Inc., Term Loan 3, 6.25% 20151,2,3	3,730	3,758
CIT Group Inc., Series A, 7.00% 2015	26,733	26,833
CIT Group Inc., Series A, 7.00% 2016	16,620	16,578
Realogy Corp., Letter of Credit, 3.223% 20161,2,3	1,410	1,269
Realogy Corp., Term Loan B, 4.518% 20161,2,3	14,702	13,232
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	18,315	19,547
Realogy Corp. 7.875% 20194	11,100	11,044
Liberty Mutual Group Inc. 6.50% 20354	2,289	2,134
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,815	1,736
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	4,800	4,836
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,695	8,955
Regions Financial Corp. 6.375% 2012	2,351	2,402
Regions Financial Corp. 7.75% 2014	7,844	8,317
Regions Financial Corp. 5.20% 2015	1,200	1,158
Regions Financial Corp. 5.75% 2015	1,233	1,216
Regions Bank 7.50% 2018	3,295	3,450
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,820
Developers Diversified Realty Corp. 9.625% 2016	5,930	7,162
Developers Diversified Realty Corp. 7.50% 2017	870	986
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,579
Ford Motor Credit Co. 7.50% 2012	2,000	2,095
Ford Motor Credit Co. 7.80% 2012	1,000	1,046
Ford Motor Credit Co. 8.70% 2014	850	954
Ford Motor Credit Co. 7.00% 2015	500	541
Ford Motor Credit Co. 8.00% 2016	6,900	7,776
Springleaf Finance Corp., Series I, 5.85% 2013	750	744
Springleaf Finance Corp., Series I, 5.40% 2015	1,250	1,150
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	6,730	6,606
Springleaf Finance Corp., Series J, 6.90% 2017	2,000	1,845
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,030
Host Marriott, LP, Series O, 6.375% 2015	900	922
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,283
Host Hotels & Resorts LP 9.00% 2017	4,050	4,577
Host Hotels & Resorts LP 5.875% 20194	1,025	1,031
MetLife Capital Trust IV 7.875% 20671,4	2,005	2,105
MetLife Capital Trust X 9.25% 20681,4	5,300	6,493
MetLife Inc. 10.75% 20691	500	706
HBOS PLC 6.75% 20184	3,940	3,797
LBG Capital No.1 PLC, Series 2, 7.875% 20204	3,865	3,652
Lloyds TSB Bank PLC 6.375% 2021	625	652
HBOS PLC 6.00% 20334	1,085	829
International Lease Finance Corp. 5.00% 2012	490	499
International Lease Finance Corp. 8.625% 2015	3,750	4,078
International Lease Finance Corp. 5.75% 2016	1,000	986
National City Preferred Capital Trust I 12.00% (undated)1	5,000	5,450
Zions Bancorporation 5.65% 2014	370	383
Zions Bancorporation 7.75% 2014	875	960
Zions Bancorporation 6.00% 2015	3,500	3,646
Rouse Co. 7.20% 2012	1,495	1,564
Rouse Co. 5.375% 2013	1,250	1,261
Rouse Co. 6.75% 20134	1,575	1,636
Royal Bank of Scotland Group PLC 5.05% 2015	507	505
Royal Bank of Scotland Group PLC 4.70% 2018	3,048	2,641
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	1,350	1,222
Synovus Financial Corp. 4.875% 2013	605	574
Synovus Financial Corp. 5.125% 2017	4,036	3,677
Prologis, Inc. 6.625% 2018	1,570	1,738
Prologis, Inc. 7.375% 2019	1,350	1,542
Prologis, Inc. 6.875% 2020	625	691
Associated Banc-Corp 5.125% 2016	3,400	3,551
Genworth Financial, Inc. 7.625% 2021	2,000	2,027
Genworth Financial, Inc. 6.15% 20661	1,000	733
UnumProvident Finance Co. PLC 6.85% 20154	800	896
Unum Group 7.125% 2016	1,225	1,408
Unum Group 5.625% 2020	330	346
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,409
Hospitality Properties Trust 7.875% 2014	320	361
Hospitality Properties Trust 5.125% 2015	155	163
Hospitality Properties Trust 6.30% 2016	295	323
Hospitality Properties Trust 5.625% 2017	905	937
Hospitality Properties Trust 6.70% 2018	325	349
Nationwide Mutual Insurance Co. 9.375% 20394	1,500	1,866
ACE Cash Express, Inc. 11.00% 20194	1,550	1,562
Ally Financial Inc. 6.625% 2012	316	324
Ally Financial Inc. 6.875% 2012	189	196
Ally Financial Inc. 7.00% 2012	918	938
Community Choice Financial 10.75% 20194	1,425	1,454
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,378
BBVA Bancomer SA 6.50% 20214	1,075	1,102
Citigroup Capital XXI 8.30% 20771	1,000	1,025
HSBK (Europe) BV 7.25% 20214	935	950
QBE Capital Funding III LP 7.25% 20414	850	854
Allstate Corp., Series B, 6.125% 20671	405	403
		257,677

INDUSTRIALS — 11.44%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,3	1,236	1,044
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20141,2,3	21,277	17,957
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,502	1,517
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	1,091
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,6	8,998	7,108
Ply Gem Industries, Inc. 13.125% 2014	3,605	3,803
Ply Gem Industries, Inc. 8.25% 20184	14,630	13,935
US Investigations Services, Inc., Term Loan B, 2.997% 20151,2,3	1,234	1,215
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	7,399	7,445
US Investigations Services, Inc. 10.50% 20154	4,420	4,597
US Investigations Services, Inc. 11.75% 20164	2,831	2,987
Associated Materials, LLC 9.125% 20174	15,555	15,555
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,3,7	2,355	2,114
CEVA Group PLC 11.625% 20164	6,090	6,653
CEVA Group PLC 8.375% 20174	1,200	1,220
CEVA Group PLC 11.50% 20184	4,405	4,658
Nortek Inc. 10.00% 20184	9,710	9,759
Nortek Inc. 8.50% 20214	5,000	4,650
Continental Airlines, Inc. 8.75% 2011	550	562
United Air Lines, Inc., Term Loan B, 2.188% 20141,2,3	3,915	3,739
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	249	249
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	169	166
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	59	59
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	566	600
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	868	874
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	432	454
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,043	2,027
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	846	812
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,122	2,228
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	863	921
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,186	1,204
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.28% 20141,2,3	863	858
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.28% 20141,2,3	829	825
DAE Aviation Holdings, Inc. 11.25% 20154	10,871	11,360
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,753	3,228
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	5,057	5,942
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,000	3,165
ARAMARK Corp. 3.773% 20151	950	929
ARAMARK Corp. 8.50% 2015	8,600	8,976
Northwest Airlines, Inc., Term Loan B, 3.75% 20131,2,3	1,209	1,160
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	1,008
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	480	491
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20152,4	850	808
Northwest Airlines, Inc., Term Loan A, 2.00% 20181,2,3	2,878	2,619
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,771	2,806
Esterline Technologies Corp. 6.625% 2017	2,670	2,777
Esterline Technologies Corp. 7.00% 2020	5,066	5,332
TransDigm Inc. 7.75% 20184	7,530	7,944
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	452
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,217
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,045	4,004
Navios Maritime Holdings Inc. 8.875% 2017	500	518
Navios Maritime Holdings Inc. 8.125% 20194	3,225	3,112
Euramax International, Inc. 9.50% 20164	6,540	6,377
Ashtead Capital, Inc. 9.00% 20164	4,900	5,133
RailAmerica, Inc. 9.25% 2017	4,511	4,973
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,462
AMR Corp. 9.00% 2016	633	622
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	1,323	1,131
AMR Corp. 10.00% 2021	1,000	908
Kansas City Southern Railway Co. 13.00% 2013	1,267	1,481
Kansas City Southern Railway Co. 8.00% 2015	1,825	1,966
Manitowoc Company, Inc. 8.50% 2020	1,925	2,065
Florida East Coast Railway 8.125% 20174	1,550	1,608
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,439
Huntington Ingalls Industries Inc. 6.875% 20184	525	541
Huntington Ingalls Industries Inc. 7.125% 20214	580	603
Allied Waste North America, Inc. 6.875% 2017	700	760
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	750	750
Odebrecht Finance Ltd 6.00% 20234	500	499
		229,052

TELECOMMUNICATION SERVICES — 10.38%
Sprint Capital Corp. 8.375% 2012	4,625	4,833
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,605
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,401
Nextel Communications, Inc., Series D, 7.375% 2015	20,955	21,060
Sprint Nextel Corp. 6.00% 2016	2,250	2,259
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	13,465	14,492
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	8,110	8,728
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	8,135	8,542
Wind Acquisition SA 11.75% 20174	16,780	19,087
Wind Acquisition SA 7.25% 20184	950	990
Wind Acquisition SA 7.375% 2018	€3,075	4,593
Cricket Communications, Inc. 10.00% 2015	$3,500	3,789
Cricket Communications, Inc. 7.75% 2016	15,485	16,492
Cricket Communications, Inc. 7.75% 2020	2,125	2,088
LightSquared, Term Loan B, 12.00% 20142,3,6	19,946	19,248
Vodafone Group PLC, Term Loan, 6.875% 20152,3,6,7	9,867	10,212
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,6,7	7,000	7,070
Digicel Group Ltd. 12.00% 20144	4,650	5,423
Digicel Group Ltd. 8.875% 20154	9,350	9,607
Digicel Group Ltd. 10.50% 20184	1,000	1,125
Frontier Communications Corp. 7.875% 2015	1,325	1,444
Frontier Communications Corp. 8.25% 2017	6,325	6,910
Frontier Communications Corp. 8.50% 2020	4,025	4,407
Trilogy International Partners, LLC, 10.25% 20164	5,100	5,202
American Tower Corp. 7.00% 2017	1,500	1,699
American Tower Corp. 7.25% 2019	1,825	2,068
Crown Castle International Corp. 9.00% 2015	2,175	2,371
Crown Castle International Corp. 7.75% 20174	1,250	1,359
Level 3 Escrow Inc. 8.125% 20194	3,575	3,602
Intelsat Jackson Holding Co. 9.50% 2016	875	920
Intelsat Jackson Holding Co. 8.50% 2019	1,500	1,594
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,763
Sorenson Communications 10.50% 20154	2,375	1,609
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,3,6	1,140	1,174
		207,766

HEALTH CARE — 10.37%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	16,770	17,525
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	10,180	10,753
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	2,500	2,634
Quintiles Transnational 9.50% 20141,4,6	6,420	6,597
Quintiles, Term Loan B, 5.00% 20181,2,3	18,025	17,943
VWR Funding, Inc., Series B, 10.25% 20151,6	15,402	16,173
PTS Acquisition Corp. 9.50% 20151,6	14,540	14,613
PTS Acquisition Corp. 9.75% 2017	€775	1,135
Tenet Healthcare Corp. 7.375% 2013	$10,335	10,748
Tenet Healthcare Corp. 9.25% 2015	3,675	4,038
Bausch & Lomb Inc. 9.875% 2015	13,105	13,957
DJO Finance LLC and DJO Finance Corp. 7.75% 20184	10,800	10,800
Symbion Inc 8.00% 20164	9,725	9,555
HCA Inc. 6.375% 2015	5,205	5,335
HCA Inc. 9.625% 20161,6	1,379	1,470
HCA Inc., Term Loan B2, 3.496% 20171,2,3	1,451	1,433
HCA Inc. 7.75% 20214	875	912
inVentiv Health Inc. 10.00% 20184	8,675	8,241
Grifols Inc 8.25% 20184	7,450	7,804
Vanguard Health Systems Inc. 0% 2016	9,990	6,631
Centene Corp. 5.75% 2017	6,260	6,158
Surgical Care Affiliates, Inc. 8.875% 20151,4,6	3,703	3,842
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,893
Patheon Inc. 8.625% 20174	5,025	5,113
Rotech Healthcare Inc. 10.50% 20184	4,170	4,045
Merge Healthcare Inc 11.75% 2015	2,115	2,274
Merge Healthcare Inc. 11.75% 20154	800	860
Boston Scientific Corp. 6.00% 2020	2,850	3,090
ConvaTec Healthcare 10.50% 20184	2,715	2,824
Multiplan Inc. 9.875% 20184	2,450	2,615
Accellent Inc. 8.375% 2017	2,000	2,078
HealthSouth Corp. 10.75% 2016	1,747	1,852
Endo Pharmaceuticals Holdings Inc. 7.00% 20194	1,625	1,674
Coventry Health Care, Inc. 6.125% 2015	1,000	1,088
		207,703

INFORMATION TECHNOLOGY — 8.64%
First Data Corp., Term Loan B2, 2.936% 20141,2,3	6,259	5,809
First Data Corp. 9.875% 2015	3,830	3,907
First Data Corp. 9.875% 2015	84	87
First Data Corp. 10.55% 20156	1,785	1,811
First Data Corp. 11.25% 2016	4,215	4,173
First Data Corp. 7.375% 20194	1,925	1,949
First Data Corp. 8.25% 20214	9,740	9,594
First Data Corp. 12.625% 20214	16,160	17,372
First Data Corp. 8.75% 20221,4,6	14,342	14,091
Freescale Semiconductor, Inc. 8.875% 2014	5,225	5,473
Freescale Semiconductor, Inc. 9.125% 20141,6	10,001	10,513
Freescale Semiconductor, Inc., Term Loan, 4.441% 20161,2,3	403	401
Freescale Semiconductor, Inc. 10.125% 2016	16,113	17,422
Freescale Semiconductor, Inc. 9.25% 20184	7,750	8,389
Freescale Semiconductor, Inc. 10.125% 20184	6,300	7,025
NXP BV and NXP Funding LLC 3.028% 20131	304	304
NXP BV and NXP Funding LLC 4.077% 20131,2	€1,937	2,802
NXP BV and NXP Funding LLC 10.00% 20135	$1,312	1,491
NXP BV and NXP Funding LLC 8.625% 2015	€3250	4,937
NXP BV and NXP Funding LLC 9.50% 2015	$6,195	6,582
NXP BV and NXP Funding LLC 9.75% 20184	11,620	13,072
Serena Software, Inc. 10.375% 2016	5,975	6,296
SunGard Data Systems Inc. 10.625% 2015	1,100	1,196
SunGard Data Systems Inc. 7.375% 2018	3,200	3,216
SunGard Data Systems Inc. 7.625% 2020	1,600	1,624
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,749
Sanmina-SCI Corp. 2.997% 20141,4	4,075	4,065
Sanmina-SCI Corp. 8.125% 2016	1,450	1,513
EH Holding Corp. 6.50% 20194	3,300	3,374
EH Holding Corp. 7.625% 20214	2,050	2,101
Jabil Circuit, Inc. 8.25% 2018	2,270	2,605
Jabil Circuit, Inc. 5.625% 2020	1,000	985
Ceridian Corp. 11.25% 2015	3,000	3,015
		172,943

MATERIALS — 5.05%
Georgia Gulf Corp. 10.75% 2016	1,500	1,575
Georgia Gulf Corp. 9.00% 20174	13,205	14,129
Reynolds Group 8.50% 20164	3,105	3,253
Reynolds Group 8.75% 20184	3,115	3,076
Reynolds Group 7.125% 20194	740	738
Reynolds Group 9.00% 20194	2,760	2,739
Ardagh Packaging Finance 7.375% 20174	2,750	2,846
Ardagh Packaging Finance 7.375% 2017	€1,000	1,463
Ardagh Packaging Finance 11.125% 20184,6	$1,000	1,012
Ardagh Packaging Finance 9.125% 20204	1,500	1,586
Ardagh Packaging Finance 9.25% 2020	€1,900	2,821
Nalco Co. 8.25% 2017	$4,440	4,873
Nalco Co. 6.625% 20194	3,200	3,296
Packaging Dynamics Corp. 8.75% 20164	6,770	6,906
Owens-Brockway Glass Container Inc. 7.375% 2016	4,520	4,938
FMG Resources 7.00% 20154	4,600	4,715
Graphic Packaging International, Inc. 9.50% 2017	3,375	3,713
Graphic Packaging International, Inc. 7.875% 2018	800	852
Mirabela Nickel Ltd. 8.75% 20184	4,225	4,225
LBI Escrow Corp 8.00% 20174	3,542	3,949
CEMEX Finance LLC 9.50% 20164	3,800	3,947
MacDermid 9.50% 20174	3,675	3,841
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,569
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,110
Newpage Corp. 11.375% 2014	$3,295	3,089
Consolidated Minerals Ltd. 8.875% 20164	2,865	2,829
JMC Steel Group Inc. 8.25% 20184	2,500	2,550
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	2,450
Ball Corp. 7.125% 2016	1,350	1,478
Ball Corp. 5.75% 2021	835	839
International Paper Co. 9.375% 2019	1,690	2,161
Fibria Overseas Finance Ltd. 6.75% 20214	800	842
Smurfit Capital Funding PLC 7.50% 2025	665	645
		101,055

ENERGY — 3.96%
Petroplus Finance Ltd. 6.75% 20144	13,330	13,130
Petroplus Finance Ltd. 7.00% 20174	8,543	8,073
Petroplus Finance Ltd. 9.375% 20194	2,000	2,020
Arch Coal, Inc. 7.00% 20194	5,400	5,414
Arch Coal, Inc. 7.25% 20214	2,275	2,289
Energy Transfer Partners, LP 7.50% 2020	6,475	6,896
Laredo Petroleum, Inc. 9.50% 20194	5,550	5,869
Alpha Natural Resources, Inc. 6.00% 2019	3,300	3,308
Alpha Natural Resources, Inc. 6.25% 2021	2,050	2,070
Teekay Corp. 8.50% 2020	4,025	4,176
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	4,044
Denbury Resources Inc. 9.75% 2016	2,400	2,694
Denbury Resources Inc. 8.25% 2020	1,096	1,200
Concho Resources Inc. 7.00% 2021	3,700	3,839
CONSOL Energy Inc. 8.00% 2017	2,500	2,737
CONSOL Energy Inc. 8.25% 2020	500	547
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,733
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,000	1,180
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,155
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	1,800	1,908
Continental Resources Inc. 7.375% 2020	275	294
Continental Resources Inc. 7.125% 2021	1,500	1,590
Forest Oil Corp. 8.50% 2014	500	545
Forest Oil Corp. 7.25% 2019	1,000	1,025
Williams Companies, Inc. 8.75% 2032	370	472
		79,208

CONSUMER STAPLES — 3.84%
Rite Aid Corp. 9.75% 2016	3,325	3,687
Rite Aid Corp. 10.25% 2019	9,645	10,658
Rite Aid Corp. 8.00% 2020	2,495	2,701
SUPERVALU INC. 7.50% 2012	340	352
Albertson’s, Inc. 7.25% 2013	460	473
SUPERVALU INC. 7.50% 2014	1,000	1,005
SUPERVALU INC. 8.00% 2016	9,030	9,256
Albertson’s, Inc. 7.45% 2029	1,000	832
Albertson’s, Inc. 8.00% 2031	1,445	1,239
Smithfield Foods, Inc. 10.00% 2014	5,425	6,320
Smithfield Foods, Inc. 7.75% 2017	3,525	3,675
Stater Bros. Holdings Inc. 7.75% 2015	5,800	6,032
Stater Bros. Holdings Inc. 7.375% 20184	2,475	2,580
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,600
C&S Group Enterprises LLC 8.375% 20174	3,905	4,017
Ingles Markets, Inc. 8.875% 2017	3,075	3,306
Spectrum Brands Inc. 9.50% 20184	2,825	3,107
Cott Beverages Inc. 8.125% 2018	2,675	2,815
Constellation Brands, Inc. 7.25% 2017	2,500	2,731
Tyson Foods, Inc. 10.50% 2014	2,075	2,474
BFF International Ltd. 7.25% 20204	2,000	2,155
Del Monte Foods Co. 7.625% 20194	775	787
		76,802

UTILITIES — 3.35%
Edison Mission Energy 7.50% 2013	3,150	3,185
Edison Mission Energy 7.75% 2016	3,700	3,348
Midwest Generation, LLC, Series B, 8.56% 20162	1,593	1,649
Edison Mission Energy 7.00% 2017	5,525	4,503
Edison Mission Energy 7.20% 2019	5,725	4,580
Edison Mission Energy 7.625% 2027	3,425	2,534
AES Gener SA 7.50% 2014	500	554
AES Corp. 7.75% 2015	500	536
AES Corp. 8.00% 2017	5,500	5,858
AES Corp. 8.00% 2020	3,000	3,210
AES Corp. 7.375% 20214	2,200	2,236
Intergen Power 9.00% 20174	8,775	9,323
TXU, Term Loan, 3.69% 20141,2,3	264	224
TXU, Term Loan, 4.768% 20171,2,3	7,221	5,662
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	2,205	2,177
Sierra Pacific Resources 6.75% 2017	4,000	4,117
NV Energy, Inc 6.25% 2020	3,200	3,376
NRG Energy, Inc. 7.375% 2017	5,975	6,274
CMC Energy Corp. 6.55% 2017	1,700	1,913
CMS Energy Corp. 5.05% 2018	1,500	1,549
CMS Energy Corp. 8.75% 2019	150	184
		66,992

MUNICIPALS — 0.14%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,250	1,342
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	875	892
State of Texas, Sabine River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-B, Alternative Minimum Tax, 5.75% 2030 (put 2011)	615	604
		2,838

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazil (Federal Republic of) 6.00% 20459	BRL4,086	2,691

MORTGAGE-BACKED OBLIGATIONS2 — 0.13%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	$2,500	2,679

BONDS & NOTES OF U.S. GOVERNMENT — 0.09%
U.S. Treasury 6.00% 2026	1,500	1,868

Total bonds, notes & other debt instruments (cost: $1,745,465,000)		1,847,637

	Shares or
Convertible securities — 0.53%	principal amount

INFORMATION TECHNOLOGY — 0.44%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	3,475
Liberty Media Corp. 3.50% convertible notes 2031	$4,500,000	2,456
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,128
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$756,000	770
		8,829

CONSUMER DISCRETIONARY — 0.05%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,7	4,984	1,046

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20404	$891,000	795

Total convertible securities (cost: $9,671,000)		10,670

Preferred securities — 1.92%

FINANCIALS — 1.72%
Ally Financial Inc., Series G, 7.00%4	3,550	3,337
Ally Financial Inc., Series 2, 8.125% preferred10	100,000	2,569
RBS Capital Trust II 6.425% noncumulative trust1,11	$7,400,000	5,328
JPMorgan Chase & Co., Series I, 7.90%1	$4,485,000	4,834
Barclays Bank PLC 7.434%1,4	$3,800,000	3,904
Wells Fargo & Co., Series K, 7.98%1	$2,930,000	3,179
Catlin Insurance Ltd. 7.249%1,4	$3,225,000	3,096
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	85,000	2,372
XL Capital Ltd., Series E, 6.50%1	$1,750,000	1,623
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,527
Lloyds Banking Group PLC 6.657% preference shares1,4,11	$2,000,000	1,460
Citigroup Inc. 6.95% preferred	48,000	1,198
		34,427

CONSUMER DISCRETIONARY — 0.20%
Las Vegas Sands Corp., Series A, 10.00%	19,400	2,186
Gray Television, Inc., Series D, 17.00%5,7,8,10	$1,791,000	1,782
		3,968

Total preferred securities (cost: $32,155,000)		38,395

Common stocks — 0.70%	Shares

CONSUMER DISCRETIONARY — 0.34%
Cooper-Standard Holdings Inc.4,10	62,139	2,858
Ford Motor Co.10	171,877	2,370
American Media, Inc.5,7,10	87,470	1,399
Charter Communications, Inc., Class A10	1,331	73
Adelphia Recovery Trust, Series Arahova10	388,601	16
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	—
Adelphia Recovery Trust, Series ACC-17,10	449,306	—
Five Star Travel Corp.5,7,10	7,285	1
		6,717

FINANCIALS — 0.28%
Citigroup Inc.	120,772	5,029
Bank of America Corp.	60,000	658
		5,687

TELECOMMUNICATION SERVICES — 0.04%
Hawaiian Telcom Holdco, Inc.10	33,468	853
XO Holdings, Inc.10	651	1
		854

MATERIALS — 0.03%
Georgia Gulf Corp.10	26,855	648

INDUSTRIALS — 0.01%
Nortek, Inc.10	3,850	139
Delta Air Lines, Inc.10	3,664	34
Atrium Corp.5,7,10	361	31
		204

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.5,7,10	2,236	11

Total common stocks (cost: $10,716,000)		14,121

		Value
Rights & warrants — 0.03%	Shares	(000)

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20174,7,10	11,422	$308

TELECOMMUNICATION SERVICES — 0.01%
Hawaiian Telcom Holdco, Inc., warrants, expire 20157,10	20,572	267

Total rights & warrants (cost: $4,982,000)		575

	Principal amount
Short-term securities — 3.68%	(000)

Johnson & Johnson 0.20%–0.25% due 8/10–10/31/20114	$28,300	28,297
Coca-Cola Co. 0.19%–0.20% due 7/1–7/22/20114	25,200	25,199
United Technologies Corp. 0.04% due 7/1/20114	17,800	17,800
U.S. Treasury Bills 0.177%–0.21% due 7/7/2011–1/12/2012	2,305	2,305

Total short-term securities (cost: $73,596,000)		73,601

Total investment securities (cost: $1,876,585,000)		1,984,999
Other assets less liabilities		16,969

Net assets		$2,001,968

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $213,625,000, which represented 10.67% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $735,206,000, which represented 36.72% of the net assets of the fund.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011	$10,253	$9,323	.47%
Gray Television, Inc., Series D, 17.00%	6/26/2008	1,701	1,782	.09
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,141	1,491	.07
American Media, Inc.	11/17/2010	1,465	1,399	.07
Atrium Corp.	4/30/2010	33	31	.00
HSW International, Inc.	12/17/2007	69	11	.00
Five Star Travel Corp.	12/17/2007	2	1	.00
Total restricted securities		$14,664	$14,038	.70%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $33,564,000, which represented 1.68% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Index-linked bond whose principal amount moves with a government price index.
10Security did not produce income during the last 12 months.

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

Mortgage FundSM
Investment portfolio

June 30, 2011
unaudited

Bonds, notes & other debt instruments — 73.67%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 71.30%
Fannie Mae 4.50% 2038	$6,400	$6,603
Fannie Mae 4.50% 2041	4,190	4,342
Fannie Mae 4.50% 2041	1,000	1,035
Freddie Mac 5.00% 2041	3,200	3,395
Government National Mortgage Assn. 3.50% 2041	1,797	1,748
Government National Mortgage Assn. 3.50% 2041	300	292
Government National Mortgage Assn. 3.50% 2041	200	194
		17,609

U.S. TREASURY BONDS & NOTES — 2.37%
U.S. Treasury 4.75% 2041	550	585

Total bonds, notes & other debt instruments (cost: $18,248,000)		18,194

Short-term securities — 88.37%

U.S. Treasury Bills 0.015%–0.23% due 7/14–8/4/2011	2,300	2,300
Federal Home Loan Bank 0.02%–0.07% due 8/17–8/24/2011	1,800	1,800
Federal Farm Credit Banks 0.03%–0.045% due 7/19–8/8/2011	1,650	1,650
Abbott Laboratories 0.06%–0.07% due 7/5–7/19/20112	710	710
IBM Corp. 0.05% due 7/27/20112	710	710
Hewlett-Packard Co. 0.09% due 7/18/20112	710	710
John Deere Capital Corp. 0.09%–0.10% due 7/19–8/4/20112	710	710
Coca-Cola Co. 0.09%–0.12% due 7/15–8/16/20112	710	710
Merck & Co. Inc. 0.10% due 8/30/20112	710	710
JPMorgan Chase & Co. 0.07% due 8/29/2011	710	709
NetJets Inc. 0.08% due 7/8/20112	700	700
Paccar Financial Corp. 0.11% due 7/11/2011	700	700
Private Export Funding Corp. 0.155%–0.20% due 9/20–10/4/20112	680	680
International Bank for Reconstruction and Development 0.03%–0.08% due 7/27–8/5/2011	675	675
Ciesco LLC 0.12% due 7/1–7/26/2011	650	650
Medtronic Inc. 0.09% due 7/19/20112	640	640
PepsiCo Inc. 0.10% due 8/2/20112	640	640
Honeywell International Inc. 0.11% due 9/12/20112	640	639
Procter & Gamble International Funding S.C.A. 0.07% due 7/7/20112	600	600
Emerson Electric Co. 0.09% due 7/8/20112	600	600
Pfizer Inc 0.08% due 7/11/20112	600	600
Nordea North America, Inc. 0.11% due 7/12/2011	600	600
Harvard University 0.12% due 7/6/2011	560	560
Svenska Handelsbanken Inc. 0.17% due 7/18/20112	550	550
McDonald’s Corp. 0.08% due 7/14/20112	500	500
Bank of America Corp. 0.15% due 7/29/2011	500	500
Wal-Mart Stores, Inc. 0.07% due 7/25/20112	410	410
eBay Inc. 0.12% due 7/6/20112	300	300
Johnson & Johnson 0.145% due 8/29/20112	280	280
Straight-A Funding LLC 0.18% due 8/3/20112	280	280

Total short-term securities (cost: $21,823,000)		21,823

Total investment securities (cost: $40,071,000)		40,017
Other assets less liabilities		(15,321)

Net assets		$24,696
1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,679,000, which represented 47.29% of the net assets of the fund.

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

June 30, 2011
unaudited
Bonds, notes & other debt instruments — 86.78%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 41.98%
Federal agency mortgage-backed obligations1 — 41.89%
Fannie Mae 3.309% 2017	$2,089	$2,126
Fannie Mae 6.00% 2021	1,790	1,959
Fannie Mae 4.00% 2024	4,084	4,265
Fannie Mae 3.00% 2025	3,260	3,244
Fannie Mae 3.00% 2025	959	954
Fannie Mae 3.50% 2025	18,857	19,235
Fannie Mae 3.50% 2025	15,613	15,926
Fannie Mae 4.00% 2025	4,592	4,795
Fannie Mae 3.00% 2026	21,674	21,586
Fannie Mae 3.00% 2026	3,236	3,223
Fannie Mae 3.00% 2026	114	113
Fannie Mae 3.50% 2026	26,202	26,728
Fannie Mae 3.50% 2026	558	569
Fannie Mae 3.50% 2026	51	53
Fannie Mae 6.00% 2027	2,663	2,934
Fannie Mae 6.50% 2028	2,626	2,979
Fannie Mae 4.00% 2029	15,329	15,657
Fannie Mae 5.50% 2033	7,488	8,145
Fannie Mae 5.537% 20362	1,332	1,417
Fannie Mae 6.00% 2036	2,514	2,771
Fannie Mae 5.363% 20372	1,494	1,580
Fannie Mae 5.497% 20372	452	478
Fannie Mae 6.00% 2037	2,395	2,635
Fannie Mae 6.00% 2037	1,434	1,577
Fannie Mae 6.00% 2037	535	590
Fannie Mae 6.00% 2037	426	470
Fannie Mae 6.00% 2037	339	373
Fannie Mae 6.00% 2037	311	343
Fannie Mae 6.50% 2037	2,987	3,385
Fannie Mae 6.50% 2037	694	776
Fannie Mae 6.50% 2037	306	343
Fannie Mae 7.00% 2037	1,648	1,835
Fannie Mae 7.00% 2037	1,423	1,585
Fannie Mae 7.00% 2037	296	330
Fannie Mae 5.487% 20382	2,066	2,195
Fannie Mae 5.50% 2038	2,625	2,841
Fannie Mae 6.00% 2038	43,930	48,339
Fannie Mae 6.00% 2038	2,328	2,561
Fannie Mae 6.00% 2038	1,470	1,618
Fannie Mae 6.00% 2038	943	1,028
Fannie Mae 6.00% 2038	934	1,027
Fannie Mae 6.00% 2038	700	770
Fannie Mae 6.00% 2038	439	483
Fannie Mae 6.50% 2038	5,535	6,258
Fannie Mae 3.569% 20392	5,761	6,021
Fannie Mae 3.757% 20392	459	481
Fannie Mae 6.00% 2039	9,754	10,717
Fannie Mae 6.00% 2039	6,201	6,819
Fannie Mae 2.609% 20402	29,036	29,782
Fannie Mae 3.50% 2040	18,408	17,632
Fannie Mae 3.50% 2040	17,530	16,791
Fannie Mae 3.50% 2040	4,949	4,740
Fannie Mae 4.00% 2040	15,569	15,611
Fannie Mae 4.00% 2040	8,010	8,023
Fannie Mae 4.00% 2040	5,433	5,442
Fannie Mae 4.50% 2040	18,929	19,618
Fannie Mae 4.50% 2040	4,441	4,602
Fannie Mae 4.50% 2040	4,182	4,334
Fannie Mae 4.50% 2040	2,819	2,927
Fannie Mae 4.50% 2040	2,682	2,785
Fannie Mae 4.50% 2040	2,170	2,254
Fannie Mae 4.50% 2040	783	813
Fannie Mae 4.50% 2040	752	781
Fannie Mae 4.50% 2040	246	255
Fannie Mae 4.50% 2040	154	159
Fannie Mae 3.50% 2041	22,109	21,177
Fannie Mae 3.50% 2041	17,423	16,689
Fannie Mae 4.00% 2041	49,000	49,015
Fannie Mae 4.00% 2041	39,817	39,885
Fannie Mae 4.00% 2041	25,584	25,629
Fannie Mae 4.00% 2041	24,948	24,991
Fannie Mae 4.00% 2041	22,809	22,849
Fannie Mae 4.00% 2041	18,838	18,871
Fannie Mae 4.00% 2041	14,896	14,922
Fannie Mae 4.00% 2041	9,000	9,016
Fannie Mae 4.00% 2041	8,936	8,951
Fannie Mae 4.00% 2041	7,573	7,586
Fannie Mae 4.00% 2041	5,453	5,462
Fannie Mae 4.00% 2041	4,342	4,350
Fannie Mae 4.00% 2041	3,328	3,334
Fannie Mae 4.00% 2041	747	748
Fannie Mae 4.50% 2041	123,975	127,907
Fannie Mae 4.50% 2041	22,261	23,073
Fannie Mae 4.50% 2041	22,193	23,002
Fannie Mae 4.50% 2041	19,074	19,769
Fannie Mae 4.50% 2041	17,107	17,729
Fannie Mae 4.50% 2041	14,670	15,234
Fannie Mae 4.50% 2041	10,000	10,348
Fannie Mae 4.50% 2041	9,933	10,295
Fannie Mae 4.50% 2041	9,913	10,275
Fannie Mae 4.50% 2041	9,895	10,255
Fannie Mae 4.50% 2041	5,517	5,718
Fannie Mae 4.50% 2041	5,343	5,538
Fannie Mae 4.50% 2041	4,775	4,949
Fannie Mae 4.50% 2041	4,113	4,271
Fannie Mae 4.50% 2041	3,238	3,362
Fannie Mae 4.50% 2041	3,003	3,118
Fannie Mae 4.50% 2041	2,771	2,872
Fannie Mae 4.50% 2041	2,676	2,773
Fannie Mae 4.50% 2041	2,206	2,291
Fannie Mae 4.50% 2041	565	587
Fannie Mae 4.50% 2041	397	412
Fannie Mae 5.00% 2041	54,385	57,580
Fannie Mae 5.00% 2041	8,300	8,820
Fannie Mae 5.50% 2041	5,760	6,229
Fannie Mae 6.399% 20472	410	441
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,080
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	457	473
Fannie Mae, Series 2001-4, Class GA, 9.863% 20252	11	13
Fannie Mae, Series 2001-4, Class NA, 11.614% 20252	100	112
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,086	944
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,822	2,003
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,291	1,417
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	213	237
Government National Mortgage Assn. 4.00% 2024	6,473	6,845
Government National Mortgage Assn. 4.00% 2024	740	783
Government National Mortgage Assn. 3.50% 2025	4,620	4,783
Government National Mortgage Assn. 3.50% 2025	2,168	2,247
Government National Mortgage Assn. 3.50% 2025	1,914	1,983
Government National Mortgage Assn. 4.00% 2025	13,559	14,340
Government National Mortgage Assn. 3.50% 2026	17,344	17,974
Government National Mortgage Assn. 5.00% 2038	19,705	21,410
Government National Mortgage Assn. 5.50% 2038	3,326	3,661
Government National Mortgage Assn. 5.50% 2038	3,260	3,592
Government National Mortgage Assn. 5.50% 2038	3,077	3,390
Government National Mortgage Assn. 5.50% 2038	2,841	3,124
Government National Mortgage Assn. 5.50% 2038	2,552	2,809
Government National Mortgage Assn. 5.50% 2038	2,175	2,392
Government National Mortgage Assn. 5.50% 2038	1,338	1,473
Government National Mortgage Assn. 5.50% 2038	1,247	1,374
Government National Mortgage Assn. 6.00% 2038	2,394	2,674
Government National Mortgage Assn. 6.50% 2038	6,527	7,355
Government National Mortgage Assn. 6.50% 2038	926	1,044
Government National Mortgage Assn. 3.50% 20392	1,606	1,685
Government National Mortgage Assn. 4.50% 2039	7,174	7,573
Government National Mortgage Assn. 4.50% 2039	5,771	6,095
Government National Mortgage Assn. 5.00% 2039	6,173	6,700
Government National Mortgage Assn. 5.50% 2039	12,492	13,762
Government National Mortgage Assn. 5.50% 2039	7,471	8,231
Government National Mortgage Assn. 5.50% 2039	1,309	1,443
Government National Mortgage Assn. 5.50% 2039	871	962
Government National Mortgage Assn. 4.00% 2040	2,711	2,768
Government National Mortgage Assn. 4.50% 2040	11,100	11,740
Government National Mortgage Assn. 4.50% 2040	8,406	8,868
Government National Mortgage Assn. 4.50% 2040	6,245	6,605
Government National Mortgage Assn. 4.50% 2040	1,127	1,189
Government National Mortgage Assn. 4.50% 2040	872	921
Government National Mortgage Assn. 5.00% 2040	5,198	5,651
Government National Mortgage Assn. 5.00% 2040	2,840	3,087
Government National Mortgage Assn. 5.00% 2040	2,366	2,575
Government National Mortgage Assn. 5.00% 2040	1,494	1,624
Government National Mortgage Assn. 5.00% 2040	907	987
Government National Mortgage Assn. 5.00% 2040	30	32
Government National Mortgage Assn. 3.50% 2041	9,953	9,679
Government National Mortgage Assn. 3.50% 2041	9,197	8,944
Government National Mortgage Assn. 3.50% 2041	4,207	4,090
Government National Mortgage Assn. 4.00% 2041	7,147	7,282
Government National Mortgage Assn. 4.00% 2041	6,424	6,559
Government National Mortgage Assn. 4.00% 2041	3,733	3,812
Government National Mortgage Assn. 4.50% 2041	10,204	10,793
Government National Mortgage Assn. 4.50% 2041	6,560	6,925
Government National Mortgage Assn. 5.00% 2041	4,410	4,777
Government National Mortgage Assn. 6.172% 2058	256	278
Government National Mortgage Assn. 6.22% 2058	3,381	3,686
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,759	1,935
Freddie Mac 4.50% 2023	4,561	4,842
Freddie Mac 5.00% 2023	288	309
Freddie Mac 5.50% 2024	11,181	12,100
Freddie Mac 4.00% 2025	9,145	9,542
Freddie Mac 4.00% 2025	3,031	3,162
Freddie Mac 3.50% 2026	19,713	20,111
Freddie Mac 6.00% 2026	2,192	2,414
Freddie Mac 6.00% 2027	4,631	5,102
Freddie Mac 2.694% 20352	615	643
Freddie Mac 5.859% 20362	5,705	6,105
Freddie Mac 5.916% 20372	271	287
Freddie Mac 4.824% 20382	2,791	2,985
Freddie Mac 5.00% 2038	5,646	6,004
Freddie Mac 5.00% 2038	3,421	3,637
Freddie Mac 5.414% 20382	929	979
Freddie Mac 5.50% 2038	12,575	13,605
Freddie Mac 6.00% 2038	6,408	7,075
Freddie Mac 3.155% 20402	3,791	3,928
Freddie Mac 4.00% 2040	8,524	8,532
Freddie Mac 5.00% 2040	11,139	11,850
Freddie Mac 5.00% 2040	2,511	2,670
Freddie Mac 3.401% 20412	4,881	5,063
Freddie Mac 3.50% 2041	4,974	4,757
Freddie Mac 4.00% 2041	61,490	61,547
Freddie Mac 4.00% 2041	8,542	8,550
Freddie Mac 4.50% 2041	9,801	10,143
Freddie Mac 4.50% 2041	3,882	4,017
Freddie Mac 4.50% 2041	2,536	2,624
Freddie Mac 4.50% 2041	1,434	1,484
Freddie Mac 5.00% 2041	2,737	2,911
Freddie Mac 5.00% 2041	2,531	2,703
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,658
Freddie Mac, Series 2356, Class GD, 6.00% 2016	674	728
Freddie Mac, Series K701, Class A2, 3.882% 20172	1,650	1,718
Freddie Mac, Series K702, Class A2, 3.154% 20182	2,019	2,013
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,421	1,433
Freddie Mac, Series K013, Class A1, 2.902% 2020	2,293	2,328
Freddie Mac, Series K010, Class A1, 3.32% 20202	1,763	1,810
Freddie Mac, Series K011, Class A2, 4.084% 2020	2,200	2,283
Freddie Mac, Series 1567, Class A, 0.588% 20232	219	219
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,156	1,011
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,129	1,257
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	15,192	15,852
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	950	950
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	6,725	6,781
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.741% 20482,3	701	703
National Credit Union Administration, Series 2011-M1, Class A1, 0.206% 20132,4	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 20154	760	761
National Credit Union Administration, Series 2010-R2, Class 1A, 0.56% 20172,4	698	698
National Credit Union Administration, Series 2011-R3, Class 1A, 0.59% 20202	1,275	1,275
National Credit Union Administration, Series 2011-R1, Class 1A, 0.64% 20202	646	647
		1,586,957

Other mortgage-backed securities1 — 0.08%
Compagnie de Financement Foncier 2.25% 20143	3,000	3,036

Commercial mortgage-backed securities1 — 0.01%
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	501	505

Total mortgage-backed obligations		1,590,498

U.S. TREASURY BONDS & NOTES — 30.65%
U.S. Treasury 0.625% 2012	42,250	42,417
U.S. Treasury 0.625% 2012	13,150	13,204
U.S. Treasury 1.00% 2012	46,000	46,308
U.S. Treasury 1.375% 2012	22,590	22,918
U.S. Treasury 4.875% 2012	72,300	74,435
U.S. Treasury 1.125% 2013	27,483	27,840
U.S. Treasury 1.375% 2013	53,790	54,651
U.S. Treasury 1.25% 2014	41,540	42,154
U.S. Treasury 2.00% 20145	22,623	24,417
U.S. Treasury 2.375% 2014	18,500	19,364
U.S. Treasury 2.625% 2014	27,800	29,310
U.S. Treasury 2.125% 2015	28,750	29,516
U.S. Treasury 2.375% 2016	30,400	31,456
U.S. Treasury 5.125% 2016	1,500	1,743
U.S. Treasury 7.50% 2016	3,500	4,517
U.S. Treasury 1.875% 2017	9,500	9,290
U.S. Treasury 2.50% 2017	54,250	55,293
U.S. Treasury 4.625% 2017	33,490	38,214
U.S. Treasury 8.875% 2017	3,190	4,434
U.S. Treasury 3.50% 2018	64,250	68,943
U.S. Treasury 2.125% 20195	15,971	18,170
U.S. Treasury 3.125% 2019	26,020	26,868
U.S. Treasury 3.50% 2020	40,100	41,868
U.S. Treasury 3.625% 2020	29,800	31,529
U.S. Treasury 8.75% 2020	11,050	16,200
U.S. Treasury 3.625% 2021	20,000	20,856
U.S. Treasury 6.25% 2023	20,820	26,458
U.S. Treasury 7.125% 2023	13,000	17,627
U.S. Treasury 6.00% 2026	7,250	9,030
U.S. Treasury 5.25% 2028	16,860	19,457
U.S. Treasury 6.25% 2030	5,000	6,451
U.S. Treasury 4.50% 2036	7,000	7,241
U.S. Treasury 4.25% 2039	22,450	22,031
U.S. Treasury 3.875% 2040	74,750	68,445
U.S. Treasury 4.25% 2040	18,100	17,693
U.S. Treasury 4.375% 2040	49,500	49,476
U.S. Treasury 4.625% 2040	102,780	107,157
U.S. Treasury 4.75% 2041	13,100	13,924
		1,160,905

FEDERAL AGENCY BONDS & NOTES — 13.80%
Federal Home Loan Bank 0.875% 2012	59,850	60,247
Federal Home Loan Bank 1.125% 2012	10,250	10,327
Federal Home Loan Bank 1.75% 2012	29,300	29,779
Federal Home Loan Bank 2.25% 2012	4,500	4,572
Federal Home Loan Bank 1.00% 2013	13,270	13,393
Federal Home Loan Bank 1.875% 2013	12,740	13,070
Federal Home Loan Bank 3.625% 2013	58,750	62,663
Federal Home Loan Bank 2.375% 2014	4,250	4,413
Federal Home Loan Bank 5.50% 2014	46,910	53,354
Freddie Mac 2.125% 2012	50,000	50,994
Freddie Mac 2.50% 2014	4,000	4,174
Freddie Mac 1.75% 2015	23,425	23,530
Fannie Mae 6.125% 2012	10,000	10,412
Fannie Mae 1.00% 2013	26,550	26,749
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,782
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,325
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,108
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,772
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,234
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,012
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,450
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,054
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,335
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,537
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,884
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,823
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,783
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,089
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,802
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,123
Tennessee Valley Authority 5.25% 2039	8,900	9,420
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	7,954
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,544
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,126
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,352
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,041
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,146
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,905
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,604
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	1,666	1,803
Small Business Administration, Series 2001-20K, 5.34% 20211	439	472
Small Business Administration, Series 2001-20J, 5.76% 20211	335	362
Small Business Administration, Series 2001-20F, 6.44% 20211	833	911
Small Business Administration, Series 2003-20B, 4.84% 20231	1,684	1,796
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,155
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,351
		522,732

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	4,000	4,055
France Government Agency-Guaranteed, Société Finance 2.875% 20143	1,810	1,895
Kommunalbanken 1.00% 20143	1,626	1,617
		7,567

ASSET-BACKED OBLIGATIONS1 — 0.15%
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	1,624	1,632
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,483	1,495
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,387	1,415
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	708	718
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	435	444
		5,704

Total bonds, notes & other debt instruments (cost: $3,230,253,000)		3,287,406

	Principal amount	Value
Short-term securities — 20.14%	(000)	(000)

Coca-Cola Co. 0.13%–0.20% due 7/1–9/14/20113	$113,200	$113,184
Johnson & Johnson 0.16%–0.25% due 7/5–10/31/20113	111,200	111,173
Fannie Mae 0.11% due 11/14–12/21/2011	103,825	103,781
Freddie Mac 0.09%–0.14% due 10/20–12/15/2011	100,850	100,818
CAFCO, LLC 0.12%–0.20% due 7/27–9/28/2011	78,500	78,472
Falcon Asset Securitization Co., LLC 0.17% due 9/26/20113	36,600	36,588
JPMorgan Chase & Co. 0.15% due 8/5/2011	30,100	30,094
IBM Corp. 0.06% due 7/18/20113	50,500	50,498
Procter & Gamble International Funding S.C.A. 0.08% due 7/14–7/15/20113	45,600	45,599
Colgate-Palmolive Co. 0.06% due 7/21/20113	29,000	28,999
Walt Disney Co. 0.16% due 7/25/20113	26,000	25,997
Federal Farm Credit Banks 0.23% due 8/11/2011	20,000	19,999
Federal Home Loan Bank 0.09% due 12/2/2011	17,900	17,892

Total short-term securities (cost: $763,059,000)		763,094

Total investment securities (cost: $3,993,312,000)		4,050,500
Other assets less liabilities		(262,302)

Net assets		$3,788,198

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $431,075,000, which represented 11.38% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $2,811,000, which represented .07% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.

Cash Management FundSM
Investment portfolio

June 30, 2011
unaudited

Short-term securities — 100.69%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 40.72%
Fannie Mae 0.085%–0.10% due 9/14–11/21/2011	$97,650	$97,627
Freddie Mac 0.025%–0.22% due 7/5–12/15/2011	84,265	84,256
Federal Home Loan Bank 0.025%–0.07% due 8/5–8/31/2011	57,400	57,396
		239,279

U.S. TREASURIES — 38.07%
U.S. Treasury Bills 0.018%–0.18% due 7/14–11/17/2011	223,700	223,694

COMMERCIAL PAPER — 21.90%
Private Export Funding Corp. 0.07% due 7/18/20111	17,000	17,000
United Technologies Corp. 0.04%–0.10% due 7/1–7/6/20111	16,300	16,300
BNP Paribas Finance Inc. 0.27% due 7/5/2011	16,300	16,299
Wal-Mart Stores, Inc. 0.06%–0.07% due 7/11–7/18/20111	16,200	16,200
PepsiCo Inc. 0.09% due 8/15/20111	16,000	15,998
Straight-A Funding LLC 0.14% due 8/16/20111	15,000	14,997
CAFCO, LLC 0.12% due 7/25/2011	3,500	3,500
Ciesco LLC 0.15% due 8/12/2011	10,000	9,998
Falcon Asset Securitization Co., LLC 0.13% due 7/20/20111	9,900	9,899
Old Line Funding, LLC 0.25% due 7/8/20111	8,500	8,500
		128,691

Total investment securities (cost: $591,640,000)		591,664
Other assets less liabilities		(4,074)

Net assets		$587,590

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $98,894,000, which represented 16.83% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0811O-S29476

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2011